Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,293,793,091
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Bank
Document Information [Line Items]
Entity Registrant Name	Credit Suisse AG
Entity Central Index Key	0001053092
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,996,652
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income	22,105	23,002	25,533
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Commissions and fees	13,073	12,952	14,078
Trading revenues	1,195	5,020	9,338
Other revenues	2,548	1,820	1,429
Net revenues	23,966	26,225	31,386
Provision for credit losses	170	187	(79)
Compensation and benefits	12,530	13,213	14,599
General and administrative expenses	7,310	7,372	7,231
Commission expenses	1,775	1,992	2,148
Total other operating expenses	9,085	9,364	9,379
Total operating expenses	21,615	22,577	23,978
Income from continuing operations before taxes	2,181	3,461	7,487
Income tax expense	496	671	1,548
Income from continuing operations	1,685	2,790	5,939
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,685	2,790	5,920
Net income/(loss) attributable to noncontrolling interests	336	837	822
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations	1,349	1,953	5,117
of which from discontinued operations	0	0	(19)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.82	1.37	3.93
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0	0	(0.02)
Basic earnings per share (in CHF per share)	0.82	1.37	3.91
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.81	1.36	3.91
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0	0	(0.02)
Diluted earnings per share (in CHF per share)	0.81	1.36	3.89
Bank
Interest and dividend income	21,559	22,437	24,985
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190
Commissions and fees	12,898	12,674	13,819
Trading revenues	1,328	4,740	9,214
Other revenues	2,490	1,759	1,310
Net revenues	23,533	25,187	30,533
Provision for credit losses	88	123	(121)
Compensation and benefits	12,446	13,188	14,701
General and administrative expenses	7,268	7,407	7,296
Commission expenses	1,758	1,968	2,121
Total other operating expenses	9,026	9,375	9,417
Total operating expenses	21,472	22,563	24,118
Income from continuing operations before taxes	1,973	2,501	6,536
Income tax expense	478	459	1,307
Income from continuing operations	1,495	2,042	5,229
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,495	2,042	5,210
Net income/(loss) attributable to noncontrolling interests	(600)	901	802
Net income attributable to shareholders	2,095	1,141	4,408
of which from continuing operations	2,095	1,141	4,427
of which from discontinued operations	0	0	(19)

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (CHF million)
Net income	1,685	2,790	5,920
Gains/(losses) on cash flow hedges	37	(33)	8
Foreign currency translation	(1,114)	(263)	(3,579)
Unrealized gains/(losses) on securities	(15)	(18)	7
Actuarial gains/(losses)	(50)	(615)	(245)
Net prior service cost	248	395	13
Other comprehensive income/(loss), net of tax	(894)	(534)	(3,796)
Comprehensive income/(loss)	791	2,256	2,124
Comprehensive income/(loss) attributable to noncontrolling interests	211	882	78
Comprehensive income/(loss) attributable to shareholders	580	1,374	2,046
Bank
Comprehensive income (CHF million)
Net income	1,495	2,042	5,210
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(1,233)	(293)	(3,607)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	58	142	(111)
Net prior service cost	(1)	(1)	(1)
Other comprehensive income/(loss), net of tax	(1,212)	(187)	(3,684)
Comprehensive income/(loss)	283	1,855	1,526
Comprehensive income/(loss) attributable to noncontrolling interests	(811)	940	(432)
Comprehensive income/(loss) attributable to shareholders	1,094	915	1,958

Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	61,763		110,573
of which reported at fair value	569
of which reported from consolidated VIEs	1,750		1,396
Interest-bearing deposits with banks	1,945		2,272
of which reported at fair value	627		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455		236,963
of which reported at fair value	113,664		158,673
of which reported from consolidated VIEs	117		19
Securities received as collateral, at fair value	30,045		30,191
of which encumbered	17,767		20,447
Trading assets, at fair value	256,399		279,553
of which encumbered	70,948		73,749
of which reported from consolidated VIEs	4,697		6,399
Investment securities	3,498		5,160
of which reported at fair value	3,498		5,158
of which reported from consolidated VIEs	23		41
Other investments	12,022		13,226
of which reported at fair value	8,994		9,751
of which reported from consolidated VIEs	2,289		2,346
Net loans	242,223		233,413
of which reported at fair value	20,000		20,694
of which encumbered	535		471
of which reported from consolidated VIEs	6,053		5,940
allowance for loan losses	(922)		(910)
Premises and equipment	5,618		7,193
of which reported from consolidated VIEs	581		646
Goodwill	8,389		8,591
Other intangible assets	243		288
of which reported at fair value	43		70
Brokerage receivables	45,768		43,446
Other assets	72,912		78,296
of which reported at fair value	37,275		35,765
of which encumbered	1,495		2,255
of which reported from consolidated VIEs	14,536		13,002
Total assets	924,280		1,049,165
Liabilities and equity (CHF million)
Due to banks	31,014		40,147
of which reported at fair value	3,413		2,721
Customer deposits	308,312		313,401
of which reported at fair value	4,643		4,599
of which reported from consolidated VIEs	247		221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721		176,559
of which reported at fair value	108,784		136,483
Obligation to return securities received as collateral, at fair value	30,045		30,191
Trading liabilities, at fair value	90,816		127,760
of which reported from consolidated VIEs	125		1,286
Short-term borrowings	18,641		26,116
of which reported at fair value	4,513		3,547
of which reported from consolidated VIEs	9,582		6,141
Long-term debt	148,134		162,655
of which reported at fair value	65,384		70,366
of which reported from consolidated VIEs	14,532		14,858
Brokerage payables	64,676		68,034
Other liabilities	57,637		63,217
of which reported at fair value	26,871		31,092
of which reported from consolidated VIEs	1,228		746
Total liabilities	881,996		1,008,080
Common shares	53		49
Additional paid-in capital	23,636		21,796
Retained earnings	28,171		27,053
Treasury shares, at cost	(459)		(90)
Accumulated other comprehensive income/(loss)	(15,903)		(15,134)
Total shareholders' equity	35,498		33,674
Noncontrolling interests	6,786		7,411
Total equity	42,284		41,085
Total liabilities and equity	924,280		1,049,165
Additional share information
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,118,134,039	[1]	1,868,140,066	[1]
Issued shares (in shares)	1,320,829,922		1,224,333,062
Treasury shares (in shares)	27,036,831		4,010,074
Common shares outstanding (in shares)	1,293,793,091	[2]	1,220,322,988	[3]
Bank
Assets (CHF million)
Cash and due from banks	61,376		111,224
of which reported at fair value	569
of which reported from consolidated VIEs	1,750		1,396
Interest-bearing deposits with banks	3,719		4,193
of which reported at fair value	627		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446		236,935
of which reported at fair value	113,664		158,673
of which reported from consolidated VIEs	117		19
Securities received as collateral, at fair value	30,045		30,191
of which encumbered	17,767		20,447
Trading assets, at fair value	256,602		279,748
of which encumbered	70,948		73,749
of which reported from consolidated VIEs	4,697		6,399
Investment securities	1,939		3,652
of which reported at fair value	1,939		3,650
of which reported from consolidated VIEs	23		41
Other investments	11,816		12,915
of which reported at fair value	8,892		9,552
of which reported from consolidated VIEs	2,289		2,346
Net loans	227,498		219,434
of which reported at fair value	20,000		20,693
of which encumbered	535		471
of which reported from consolidated VIEs	6,053		5,940
allowance for loan losses	(721)		(722)
Premises and equipment	5,416		6,990
of which reported from consolidated VIEs	546		609
Goodwill	7,510		7,700
Other intangible assets	243		280
of which reported at fair value	43		70
Brokerage receivables	45,768		43,445
Other assets	72,782		78,080
of which reported at fair value	37,259		35,666
of which encumbered	1,495		2,255
of which reported from consolidated VIEs	14,508		13,001
Total assets	908,160		1,034,787
Liabilities and equity (CHF million)
Due to banks	30,574		40,077
of which reported at fair value	3,431		2,737
Customer deposits	297,690		304,130
of which reported at fair value	4,626		4,583
of which reported from consolidated VIEs	247		221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721		176,559
of which reported at fair value	108,784		136,483
Obligation to return securities received as collateral, at fair value	30,045		30,191
Trading liabilities, at fair value	91,091		127,809
of which reported from consolidated VIEs	125		1,286
Short-term borrowings	14,838		26,116
of which reported at fair value	4,513		3,547
of which reported from consolidated VIEs	5,779		6,141
Long-term debt	146,997		161,353
of which reported at fair value	64,774		68,036
of which reported from consolidated VIEs	14,532		14,858
Brokerage payables	64,676		68,034
Other liabilities	57,367		62,167
of which reported at fair value	26,799		30,942
of which reported from consolidated VIEs	1,164		745
Total liabilities	865,999		996,436
Common shares	4,400		4,400
Additional paid-in capital	28,686		24,134
Retained earnings	13,637		11,824
Accumulated other comprehensive income/(loss)	(11,956)		(10,955)
Total shareholders' equity	34,767		29,403
Noncontrolling interests	7,394		8,948
Total equity	42,161		38,351
Total liabilities and equity	908,160		1,034,787
Additional share information
Par value (in CHF per share)	100		100
Issued shares (in shares)	43,996,652		43,996,652
Common shares outstanding (in shares)	43,996,652	[4]	43,996,652	[4]

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[4]	The Bank's total share capital is fully paid and consists of 43'996'652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.

Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank	Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost	Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2009		48,328	37,517	47	24,706		25,258	(856)	(11,638)	10,811		47,817	33,294	4,400	25,268		12,527	(487)	(8,414)	14,523
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)	(20)		(20)					(37)		(9)								(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)								(2,059)		(2,207)								(2,207)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1								1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907								1,907		471								471
Net income/(loss)		5,920	5,098				5,098			822		5,210	4,408				4,408			802
Cumulative effect of accounting changes, net of tax		(2,249)	(2,249)				(2,384)		135			(2,249)	(2,249)				(2,384)		135
Total other comprehensive income/(loss), net of tax		(3,796)	(3,052)						(3,052)	(744)		(3,684)	(2,450)						(2,450)	(1,234)
Issuance of common shares		9	9		9							1,567	1,567		1,567
Sale of treasury shares		24,749	24,749		19			24,730				2,082	2,082		(28)			2,110
Repurchase of treasury shares		(26,846)	(26,846)					(26,846)				(1,623)	(1,623)					(1,623)
Share-based compensation, net of tax		836	827		(1,593)			2,420		9		(1,717)	(1,727)		(1,727)					10
Financial instruments indexed to own shares		(95)	(95)		(95)
Dividends on share-based compensation, net of tax												(87)	(87)		(87)
Dividends paid		(2,800)	(2,656)				(2,656)					(3,589)	(3,446)				(3,446)
Cash dividends paid to noncontrolling interest holders										(144)										(143)
Change in scope of consolidation, net		(911)								(911)		(911)								(911)
Other		78								78		79								79
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733		41,150	29,769	4,400	24,993		11,105	0	(10,729)	11,381
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)	6		6					(106)		(1)	(5)		(5)					4
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(3,042)								(3,042)		(3,369)								(3,369)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		522								522		544								544
Net income/(loss)		2,741	1,953				1,953			788		1,993	1,141				1,141			852
Total other comprehensive income/(loss), net of tax		(534)	(579)						(579)	45		(187)	(226)						(226)	39
Issuance of common shares		1,127	1,127	2	1,125							(2)	(2)
Other activities relating to the issuance of common shares															(2)
Sale of treasury shares		11,853	11,853		(102)			11,955				615	615		3			612
Repurchase of treasury shares		(11,790)	(11,790)					(11,790)				(612)	(612)					(612)
Share-based compensation, net of tax		152	152		(145)			297				(147)	(145)		(145)					(2)
Financial instruments indexed to own shares		164	164		164
Dividends on share-based compensation, net of tax												(85)	(85)		(85)
Dividends paid		(1,948)	(1,862)				(216)					(481)	(422)				(422)
Dividends paid out of reserves from capital contributions					(1,646)
Cash dividends paid to noncontrolling interest holders										(86)										(59)
Changes in redeemable noncontrolling interests		(765)	(625)		(625)					(140)		(765)	(625)		(625)					(140)
Change in scope of consolidation, net		(310)								(310)		(302)								(302)
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411		38,351	29,403	4,400	24,134		11,824	0	(10,955)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		40	44		44					(4)		162	252		252					(90)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(809)								(809)		(875)								(875)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	116								116		240								240
Net income/(loss)		1,696	1,349				1,349			347	[3]	1,506	2,095				2,095			(589)	[4]
Total other comprehensive income/(loss), net of tax		(894)	(769)						(769)	(125)		(1,212)	(1,001)						(1,001)	(211)
Issuance of common shares		1,930	1,930	4	1,926
Sale of treasury shares		8,355	8,355		(3)			8,358
Repurchase of treasury shares		(8,859)	(8,859)					(8,859)
Share-based compensation, net of tax		1,064	1,064		932	[5]		132				889	889		889	[6]
Financial instruments indexed to own shares	[7]	(9)	(9)		(9)
Dividends on share-based compensation, net of tax												(50)	(50)		(50)
Dividends paid		(1,296)	(1,242)				(231)					(321)	(267)				(267)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(54)										(54)
Changes in redeemable noncontrolling interests		(7)	(7)		(7)	[8]						(7)	(7)		(7)	[9]
Change in scope of consolidation, net		(96)								(96)		25								25
Other		(32)	(32)		(32)							3,453	3,453		3,468	[10]	(15)
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786		42,161	34,767	4,400	28,686		13,637	0	(11,956)	7,394

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Net income attributable to noncontrolling interests excludes CHF 11 million due to redeemable noncontrolling interests.
[4]	Net income/(loss) attributable to noncontrolling interests excludes CHF 11 million due to redeemable noncontrolling interests.
[5]	Includes a net tax benefit of CHF 41 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	Includes a net tax benefit of CHF 30 million from the excess fair value of shares delivered over recognized compensation expense.
[7]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[8]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Note 30 - Guarantees and commitments" for further information.
[10]	Represents a capital contribution from Credit Suisse Group AG to Credit Suisse AG following the issuance of mandatory and contingent convertible securities in July 2012 by the Group.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income attributable to redeemable noncontrolling interests	11	49
Tax benefit (charge) from the excess fair value of compensation expense	41	(280)
Bank
Net income attributable to redeemable noncontrolling interests	11	49
Tax benefit (charge) from the excess fair value of compensation expense	30	(277)

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities of continuing operations (CHF million)
Net income	1,685	2,790	5,920
(Income)/loss from discontinued operations, net of tax	0	0	19
Income from continuing operations	1,685	2,790	5,939
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,294	1,196	1,166
Provision for credit losses	170	187	(79)
Deferred tax provision/(benefit)	(226)	196	1,224
Share of net income/(loss) from equity method investments	80	(45)	(105)
Trading assets and liabilities, net	(14,348)	39,134	(12,052)
(Increase)/decrease in other assets	(1,144)	(7,750)	4,258
Increase/(decrease) in other liabilities	(4,769)	5,861	4,155
Other, net	4,584	(2,939)	3,722
Total adjustments	(14,359)	35,840	2,289
Net cash provided by/(used in) operating activities of continuing operations	(12,674)	38,630	8,228
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	184	(732)	(98)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,952	(15,221)	(27,518)
Purchase of investment securities	(480)	(1,542)	(2,752)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,626	2,462	3,748
Investments in subsidiaries and other investments	(2,039)	(1,782)	(1,674)
Proceeds from sale of other investments	3,104	6,784	2,467
(Increase)/decrease in loans	(10,885)	(17,242)	3,970
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,242)	(1,739)	(1,689)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,683	222	275
Net cash provided by/(used in) investing activities of continuing operations	42,955	(25,972)	(21,449)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(13,055)	27,935	26,391
Increase/(decrease) in short-term borrowings	(7,840)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	38,405	34,234	57,910
Repayments of long-term debt	(55,936)	(37,127)	(51,390)
Issuances of common shares	1,930	1,127	9
Sale of treasury shares	8,355	11,853	24,749
Repurchase of treasury shares	(8,859)	(11,790)	(26,846)
Dividends paid/capital repayments	(1,296)	(1,948)	(2,800)
Excess tax benefits related to share-based compensation	0	0	615
Other, net	394	(2,508)	553
Net cash provided by/(used in) financing activities of continuing operations	(77,860)	33,056	33,028
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,231)	(633)	(6,155)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(48,810)	45,106	13,610
Cash and due from banks at beginning of period	110,573	65,467	51,857
Cash and due from banks at end of period	61,763	110,573	65,467
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,073	1,099	1,041
Cash paid for interest	15,012	17,257	19,012
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0	0
Fair value of liabilities assumed	2,418	0	0
Bank
Operating activities of continuing operations (CHF million)
Net income	1,495	2,042	5,210
(Income)/loss from discontinued operations, net of tax	0	0	19
Income from continuing operations	1,495	2,042	5,229
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,264	1,181	1,152
Provision for credit losses	88	123	(121)
Deferred tax provision/(benefit)	(151)	65	1,045
Share of net income/(loss) from equity method investments	35	(41)	(101)
Trading assets and liabilities, net	(14,033)	38,728	(12,734)
(Increase)/decrease in other assets	(1,120)	(7,719)	4,257
Increase/(decrease) in other liabilities	(4,211)	5,647	4,432
Other, net	4,644	(2,923)	3,758
Total adjustments	(13,484)	35,061	1,688
Net cash provided by/(used in) operating activities of continuing operations	(11,989)	37,103	6,917
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	315	(1,020)	(1,760)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,933	(14,681)	(27,541)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(1,947)	(1,410)	(1,366)
Proceeds from sale of other investments	2,918	6,324	2,155
(Increase)/decrease in loans	(10,114)	(14,818)	6,124
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,227)	(1,727)	(1,680)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,676	189	214
Net cash provided by/(used in) investing activities of continuing operations	43,772	(23,263)	(21,057)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(14,942)	27,624	27,463
Increase/(decrease) in short-term borrowings	(11,643)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	37,217	33,650	56,231
Repayments of long-term debt	(54,465)	(36,591)	(49,351)
Issuances of common shares	0	(2)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits related to share-based compensation	42	0	608
Other, net	3,603	(2,779)	(3,344)
Net cash provided by/(used in) financing activities of continuing operations	(80,467)	32,704	33,881
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,164)	(692)	(6,463)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(49,848)	45,877	13,236
Cash and due from banks at beginning of period	111,224	65,347	52,111
Cash and due from banks at end of period	61,376	111,224	65,347
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	962	1,038	970
Cash paid for interest	14,889	17,119	18,839
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0	0
Fair value of liabilities assumed	2,418	0	0

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
1 Summary of significant accounting policies
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

> Refer to “Fair value option” in Note 33 – Financial instruments for further information.
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (>>>reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (>>>repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered >>>derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for >>>over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been made to sell a security.
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for under the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues . The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. These assets are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the carrying amount may not be recoverable. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of the following components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in an amount equal to any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses would have been established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on the write-off of a loan and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated on a straight-line basis over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized; rather they are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the indefinite intangible asset may be impaired. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and finite intangible assets
The Group evaluates premises and equipment and finite intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting), which only contain a service condition that affects vesting, is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (“front-loaded” expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized, assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Bank
Summary of significant accounting policies
1 Summary of significant accounting policies
The accompanying consolidated financial statements of Credit Suisse AG (the Bank), a Swiss bank subsidiary of Credit Suisse Group AG (the Group), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Prior year’s consolidated financial statements have been restated to reflect the Clariden Leu integration on April 2, 2012. In addition, certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholder’s equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group for a summary of significant accounting policies, with the exception of the following accounting policies.

Pensions and other post-retirement benefits
Credit Suisse sponsors a Group defined benefit pension plan in Switzerland that covers eligible employees of the Bank domiciled in Switzerland. The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in Switzerland and other countries around the world.

For the Bank’s participation in the Group defined benefit pension plan, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank and defined contribution accounting is applied, as the Bank is not the sponsoring entity of the Group plan.

For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Bank management. For example, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Bank’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Bank’s defined benefit post-retirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Bank records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.
Own shares, own bonds and financial instruments on Group shares
The Bank’s shares are wholly-owned by Credit Suisse Group AG and are not subject to trading. The Bank may buy and sell Credit Suisse Group AG shares (Group shares), own bonds and financial instruments on Group shares within its normal trading and market-making activities. In addition, the Bank may hold Group shares to economically hedge commitments arising from employee share-based compensation awards. Group shares are reported as trading assets, unless those shares are held to economically hedge share award obligations. Hedging shares are reported as treasury shares, resulting in a reduction to total shareholder’s equity. Financial instruments on Group shares are recorded as assets or liabilities and carried at fair value. Dividends received on Group shares and unrealized and realized gains and losses on Group shares are recorded according to the classification of the shares as trading assets or treasury shares. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.

Recently issued accounting standards	12 Months Ended
Dec. 31, 2012
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 220 – Comprehensive Income
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12), an update to ASC Topic 220 – Comprehensive Income. The amendment delays the effective date of those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. ASU 2011-12 was effective upon issuance and its adoption did not impact the Group’s financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 provides an entity with the option to present total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of ASU 2011-05 on January 1, 2012 did not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other
In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. The amendments in ASU 2011-08 permit an entity to qualitatively assess whether the fair value of the reporting unit is less than the carrying amount. Based on the qualitative assessment, if an entity determines that it is more likely than not that the fair value of the reporting unit is less than the carrying amount, then the entity must perform step one of the goodwill impairment test by calculating the fair value of the reporting unit and comparing the fair value to the carrying amount of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment
In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. The ASU specifies that the guidance in ASC Subtopic 360-20, Property, Plant and Equipment – Real Estate Sales, would apply to an entity that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt. The adoption of ASU 2011-10 on July 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 33 – Financial instruments” for further information.
ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Current guidance prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

Standards to be adopted in future periods
ASC Topic 210 – Balance Sheet
In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01), an update to ASC Topic 210 – Balance Sheet. ASU 2013-01 clarifies the scope of ASU 2011-11 and is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of ASU 2013-01 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013. An entity is required to provide the disclosures retrospectively for all comparative periods presented. The adoption of ASU 2011-11 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 220 – Comprehensive Income
In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02), an update to ASC Topic 220 – Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. ASU 2013-02 is effective for interim and annual reporting periods beginning on or after January 1, 2013. The adoption of ASU 2013-02 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 830 – Foreign Currency Matters
In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05), an update to ASC Topic 830 – Foreign Currency Matters. The amendments provide guidance for the treatment of the cumulative translation adjustment when an entity ceases to hold a controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-05 is effective for interim and annual reporting periods beginning after December 15, 2013. The Group is currently evaluating the impact of adoption of ASU 2013-05 on the Group’s financial position, results of operations or cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.

Business developments	12 Months Ended
Dec. 31, 2012
Business developments
3 Business developments and subsequent events
The Group’s significant divestitures and acquisitions for the years ended December 31, 2012, 2011 and 2010, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
On January 10, 2013, Credit Suisse announced that it signed an agreement to sell its ETF business, with assets under management of CHF 16.1 billion as of December 31, 2012, to BlackRock, Inc. The transaction is expected to be completed by the end of the second quarter of 2013, subject to regulatory approvals.

In July 2012, the Group sold its remaining holding in Aberdeen Asset Management (Aberdeen), resulting in a total gain of CHF 384 million that was recognized in 2012.
Mergers and acquisitions
The Group acquired the remaining equity interests in Credit Suisse Hedging-Griffo Investimentos S.A. (Hedging-Griffo) as contemplated under existing option arrangements. The costs associated with the acquisition were covered by the issuance of mandatory convertible securities as announced on July 18, 2012.

In June 2012, the Group announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
Credit Suisse AG merged with Clariden Leu AG on April 2, 2012, assuming all of its rights and obligations.
On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

On March 24, 2011, Credit Suisse Group AG owned 100% of the share capital of Neue Aargauer Bank AG after the cancellation of remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading entered into force.

In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on 5-year financial performance by York as well as non-compete arrangements for the chief executive officer (CEO), chief investment officer and other senior York principals.

Joint ventures
On November 6, 2012, Credit Suisse AG and Qatar Holding LLC announced that they signed an agreement to form an asset management joint venture, Aventicum Capital Management (Aventicum). Aventicum will operate out of two hubs including a Doha-based business, focused on investment strategies in the Middle East, Turkey and other frontier markets and an international business, based outside of the region. The Doha-based business will launch in early 2013, with the launch of the international business following later in the year.

Capital measures
In July 2012, the Group raised CHF 3.8 billion mandatory and contingent convertible securities (MACCS) that are mandatorily convertible into 233.5 million shares at a conversion price of CHF 16.29 per share on March 29, 2013 (subject to early conversion upon certain contingency and viability events), with settlement and delivery of shares in early April 2013. Strategic and institutional investors purchased CHF 2.0 billion of MACCS and shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS. The MACCS will be accounted for as debt until conversion into equity, utilizing authorized capital.

In July 2012, the Group exchanged a portion of US dollar-denominated existing tier 1 capital notes issued in 2008 (hybrids) into high trigger tier 1 buffer capital notes (BCN), thereby accelerating an exchange initially scheduled for October 2013. The conversion floor price of the BCN delivered in the exchange (as well as the remaining BCN scheduled to be delivered in 2013) has been adjusted to the conversion price of the MACCS described above. This acceleration did not have any impact on reported balance sheet balances as BCN have been recognized on the balance sheet since the BCN commitment agreement in February 2011.

In July 2012, a voluntary exchange offer was completed, under which certain employees elected to convert any future cash payments from deferred compensation awards under the Adjustable Performance Plan awards for shares at the same price as the conversion price under the MACCS.

Subsequent event
On March 13, 2013, certain Group entities entered into agreements with bond investors of affiliates of National Century Financial Enterprises, Inc. (NCFE) to end all bond investor litigation against Credit Suisse. As a result of this settlement, the Group increased existing NCFE-related litigation provisions by CHF 227 million, resulting in an after tax charge of CHF 134 million in respect of its previously reported 2012 financial results.

> Refer to “Note 37 – Litigation” for further information on the NCFE-related litigation.
Significant shareholders
In a disclosure notification that the Group published on July 24, 2012, the Group was notified that as of July 18, 2012, The Olayan Group, through its registered entity Crescent Holding GmbH, held 78.4 million, or 6.1%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from The Olayan Group relating to holdings of registered Group shares in 2012.

In a disclosure notification that the Group published on April 30, 2011, the Group was notified that as of April 21, 2011, Qatar Holding LLC held 73.2 million shares, or 6.2%, of the registered Group shares issued as of the date of the notified transaction. No disclosure notifications were received from Qatar Holding LLC relating to holdings of registered Group shares in 2012.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information. The acquisition of Neue Aargauer Bank AG and the capital raising through mandatory and contingent convertible securities were not relevant to the Bank.

Discontinued operations	12 Months Ended
Dec. 31, 2012
Discontinued operations
4 Discontinued operations
On December 31, 2008, the Group signed an agreement to sell part of its traditional investments business in Asset Management to Aberdeen. The transaction was completed with the final closing on July 1, 2009. As part of the sale of the business, the Group purchased certain assets in the amount of CHF 114 million in the first quarter of 2010 in accordance with contractual obligations and recognized losses of CHF 19 million that were included in discontinued operations in 2010. The remaining balance of the assets purchased in the first quarter of 2010 was sold, or matured in the first quarter of 2011.

The results of operations of the business sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of the business sold were presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, in the consolidated balance sheet beginning in the fourth quarter of 2008. Assets and liabilities are reclassified as held-for-sale in the period in which the disposal determination is made, and prior periods are not reclassified.

Bank
Discontinued operations
4 Discontinued operations
> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.

Segment information	12 Months Ended
Dec. 31, 2012
Segment information
5 Segment information
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The Group’s results reflect the integration of its previously reported Private Banking and Asset Management divisions into a single, new Private Banking & Wealth Management division and the transfer of the majority of its securities trading and sales business in Switzerland from Investment Banking into Private Banking & Wealth Management. This reorganization was effective November 30, 2012. Prior periods have been restated to conform to the current presentation. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking & Wealth Management offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients. The Private Banking & Wealth Management division comprises the Wealth Management Clients, Corporate & Institutional Clients and Asset Management businesses. Wealth Management Clients serves >>>ultra-high-net-worth and >>>high-net-worth individuals around the globe and private clients in Switzerland. Corporate & Institutional Clients serves the needs of corporations and institutional clients, mainly in Switzerland. Asset Management offers a wide range of investment products and solutions across asset classes and for all investment styles, serving governments, institutions, corporations and individuals worldwide.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Corporate Center	(2,493)	1,522	172

Noncontrolling interests without SEI	360	796	761

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Corporate Center	(3,898)	381	(936)

Noncontrolling interests without SEI	302	712	687

Income from continuing operations before taxes	2,181	3,461	7,487

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Corporate Center [1]	(145,777)	(137,952)

Noncontrolling interests without SEI	4,106	4,749

Total assets	924,280	1,049,165

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,818	8,584	9,185

EMEA	3,297	6,490	7,411

Americas	10,015	9,417	12,844

Asia Pacific	1,836	1,734	1,946

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

EMEA	(1,635)	1,313	1,519

Americas	2,960	2,613	5,036

Asia Pacific	(824)	(920)	(802)

Income from continuing operations before taxes	2,181	3,461	7,487

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	199,595	214,552

EMEA	222,483	277,783

Americas	421,418	469,294

Asia Pacific	80,784	87,536

Total assets	924,280	1,049,165

The designation of total assets by region is based upon customer domicile.

Bank
Segment information
5 Segment information
For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2012, 2011 and 2010 was CHF 237 million, CHF 259 million and CHF 277 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 684 million, CHF 707 million and CHF 711 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2012 and 2011, were CHF 25.8 billion and CHF 24.9 billion, respectively.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Adjustments [1,2]	(2,566)	1,280	80

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Adjustments [1,3]	(3,804)	133	(1,200)

Income from continuing operations before taxes	1,973	2,501	6,536

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa, and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 365 million, CHF 900 million and CHF 775 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest (SEI) in such revenues. 3 Includes noncontrolling interest income of CHF 307 million, CHF 816 million and CHF 702 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have an SEI in such income.

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Adjustments [1]	(157,791)	(147,581)

Total assets	908,160	1,034,787

1 Adjustments mainly represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,017	7,792	8,533

EMEA	3,498	6,450	7,367

Americas	10,194	9,246	12,718

Asia Pacific	1,824	1,699	1,915

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

EMEA	(1,428)	1,275	1,452

Americas	3,068	2,357	4,806

Asia Pacific	(837)	(955)	(839)

Income from continuing operations before taxes	1,973	2,501	6,536

The designation of net revenues and income/(loss) before taxes is based upon the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	183,735	201,360

EMEA	221,476	276,674

Americas	422,181	469,191

Asia Pacific	80,768	87,562

Total assets	908,160	1,034,787

The designation of total assets by region is based upon customer domicile.

Net interest income	12 Months Ended
Dec. 31, 2012
Net interest income
6 Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,876	4,889	5,268

Investment securities	64	97	95

Trading assets	11,945	11,695	14,056

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,666

Other	2,280	3,056	3,448

Interest and dividend income	22,105	23,002	25,533

Deposits	(1,353)	(1,694)	(1,601)

Short-term borrowings	(184)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,011)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,677)	(1,621)	(1,637)

Long-term debt	(4,632)	(5,659)	(6,333)

Other	(276)	(401)	(347)

Interest expense	(14,955)	(16,569)	(18,992)

Net interest income	7,150	6,433	6,541

Bank
Net interest income
6 Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,333	4,333	4,715

Investment securities	52	74	68

Trading assets	11,949	11,700	14,073

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,667

Other	2,285	3,065	3,462

Interest and dividend income	21,559	22,437	24,985

Deposits	(1,332)	(1,669)	(1,573)

Short-term borrowings	(71)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,017)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,676)	(1,621)	(1,637)

Long-term debt	(4,554)	(5,537)	(6,161)

Other	(276)	(402)	(344)

Interest expense	(14,742)	(16,423)	(18,795)

Net interest income	6,817	6,014	6,190

Commissions and fees	12 Months Ended
Dec. 31, 2012
Commissions and fees
7 Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,513	1,296	1,455

Investment and portfolio management	4,039	4,070	4,316

Other securities business	99	90	75

Fiduciary business	4,138	4,160	4,391

Underwriting	1,561	1,479	2,125

Brokerage	3,695	4,066	3,953

Underwriting and brokerage	5,256	5,545	6,078

Other services	2,166	1,951	2,154

Commissions and fees	13,073	12,952	14,078

Bank
Commissions and fees
7 Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,474	1,247	1,408

Investment and portfolio management	3,949	3,955	4,210

Other securities business	126	38	19

Fiduciary business	4,075	3,993	4,229

Underwriting	1,561	1,479	2,125

Brokerage	3,663	4,027	3,937

Underwriting and brokerage	5,224	5,506	6,062

Other services	2,125	1,928	2,120

Commissions and fees	12,898	12,674	13,819

Trading revenues	12 Months Ended
Dec. 31, 2012
Trading revenues
8 Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,707	6,794	5,866

Foreign exchange products	559	(4,433)	2,258

Equity/index-related products	139	1,644	2,211

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	898	132	324

Trading revenues	1,195	5,020	9,338

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and >>>OTC derivatives;
– >>>Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and >>>commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the >>>fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/>>>repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is >>>value-at-risk. The Group holds securities as collateral and enters into >>>credit default swaps (CDS) to mitigate the credit risk on these products.

Bank
Trading revenues
8 Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,868	6,578	5,673

Foreign exchange products	560	(4,456)	2,232

Equity/index-related products	111	1,604	2,306

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	897	131	324

Trading revenues	1,328	4,740	9,214

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group for further information.

Other revenues	12 Months Ended
Dec. 31, 2012
Other revenues
9 Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	336	701	737

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	458	(40)	(176)

Equity method investments	150	141	209

Other investments	749	457	170

Other	892	565	573

Other revenues	2,548	1,820	1,429

Bank
Other revenues
9 Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	333	794	723

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	456	(43)	(182)

Equity method investments	136	137	193

Other investments	752	330	120

Other	850	545	540

Other revenues	2,490	1,759	1,310

Provision for credit losses	12 Months Ended
Dec. 31, 2012
Provision for credit losses
10 Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	159	141	(93)

Provision for lending-related and other exposures	11	46	14

Provision for credit losses	170	187	(79)

Bank
Provision for credit losses
10 Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	77	78	(136)

Provision for lending-related and other exposures	11	45	15

Provision for credit losses	88	123	(121)

Compensation and benefits	12 Months Ended
Dec. 31, 2012
Compensation and benefits
11 Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,924	11,474	12,481

Social security	769	865	928

Other [1]	837	874	1,190

Compensation and benefits [2]	12,530	13,213	14,599

1 Includes pension and other post-retirement expense of CHF 532 million, CHF 610 million, CHF 483 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 456 million and CHF 715 million in 2012 and 2011, respectively.

Plus Bond
As part of the 2012 annual compensation, the Group awarded a portion of variable compensation to managing directors and directors in Investment Banking for services performed in 2012 in the form of Plus Bond awards.

Plus Bond units are cash-based awards linked to a portfolio of asset-backed securities originated and managed in Investment Banking. These awards provide recipients with semi-annual payments and a final settlement in 2016 in cash or shares at the Group’s discretion, based on the initial award value less portfolio losses after a first loss retained by the Group. The Plus Bond unit constitutes a transfer of risk from the Group to these employees.

As of the December 31, 2012 grant date, the Plus Bond awards granted to managing directors and directors in Investment Banking had a fair value of CHF 187 million and were fully vested and expensed. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the Plus Bond units until the awards are settled.

> Refer to “Note 27 – Employee deferred compensation” for further information on Plus Bond awards.

Bank
Compensation and benefits
11 Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,647	11,159	12,156

Social security	751	842	903

Other [1]	1,048	1,187	1,642

Compensation and benefits [2]	12,446	13,188	14,701

1 Includes pension and other post-retirement expense of CHF 747 million, CHF 926 million and CHF 939 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 427 million and CHF 576 million as of 2012 and 2011, respectively.

General and administrative expenses	12 Months Ended
Dec. 31, 2012
General and administrative expenses
12 General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,230	1,132	1,191

IT, machinery, etc.	1,472	1,452	1,348

Provisions and losses	694	704	533

Travel and entertainment	396	443	473

Professional services	1,932	2,074	2,176

Amortization and impairment of other intangible assets	36	30	35

Other	1,550	1,537	1,475

General and administrative expenses	7,310	7,372	7,231

Bank
General and administrative expenses
12 General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,201	1,104	1,163

IT, machinery, etc.	1,459	1,437	1,333

Provisions and losses	682	707	495

Travel and entertainment	382	427	456

Professional services	1,881	2,030	2,131

Amortization and impairment of other intangible assets	28	30	34

Other	1,635	1,672	1,684

General and administrative expenses	7,268	7,407	7,296

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
13 Earnings per share
in	2012	2011	2010

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,349	1,953	5,117

Income/(loss) from discontinued operations, net of tax	0	0	(19)

Net income attributable to shareholders	1,349	1,953	5,098

Preferred securities dividends	(231)	(216)	(162)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,670

Available for unvested share-based payment awards	66	97	266

Available for mandatory convertible securities [1]	8	–	–

Diluted net income attributable to shareholders (million)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	0	–	–

Net income attributable to shareholders for diluted earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,671

Available for unvested share-based payment awards	66	97	265

Available for mandatory convertible securities [1]	8	–	–

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,279.6	1,198.5	1,194.8

Dilutive contracts that may be settled in shares or cash [3]	0.0	–	–

Dilutive share options and warrants	4.9	2.9	5.9

Dilutive share awards	1.8	5.3	0.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,286.3	1,206.7	1,201.1

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	97.3	72.6	67.4

Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	97.1	–	–

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.82	1.37	3.93

Basic earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Basic earnings per share available for common shares	0.82	1.37	3.91

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.81	1.36	3.91

Diluted earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Diluted earnings per share available for common shares	0.81	1.36	3.89

1 Reflects MACCS issued in July 2012 that are mandatorily convertible into shares on March 29, 2013 with settlement and delivery of shares in early April 2013. 2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled. Fair value of the PAF2 units which are reflected in the net profit of the Group are not adjusted for 2012, as the effect would be antidilutive. 3 Reflects weighted-average shares outstanding on PAF2 units. Weighted-average shares on PAF2 units for 2012 were excluded from the diluted earnings per share calculation, as the effect would be antidilutive. 4 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 50.3 million, 37.3 million and 50.2 million for 2012, 2011 and 2010, respectively.

Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2012
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,242	172,184

Deposits paid for securities borrowed	62,213	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559

>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.

In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2012 and 2011.

Bank
Securities borrowed, lent and subject to repurchase agreements
13 Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,234	172,156

Deposits paid for securities borrowed	62,212	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559

> Refer to “Note 14 – Securities borrowed, lent and subject to repurchase agreements” in V – Consolidated financial statements – Credit Suisse Group for further information.

Trading assets and liabilities	12 Months Ended
Dec. 31, 2012
Trading assets and liabilities
15 Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,871	145,035

Equity securities [1]	74,895	66,904

Derivative instruments [2]	33,208	52,548

Other	12,425	15,066

Trading assets	256,399	279,553

Trading liabilities (CHF million)

Short positions	51,303	67,639

Derivative instruments [2]	39,513	60,121

Trading liabilities	90,816	127,760

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,662	37,639

Cash collateral received	33,373	36,474

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,809

Cash collateral received	12,224	11,934

1 Recorded as cash collateral netting on derivative instruments in Note 30 – Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,814	144,961

Equity securities [1]	74,945	66,986

Derivative instruments [2]	33,416	52,735

Other	12,427	15,066

Trading assets	256,602	279,748

Trading liabilities (CHF million)

Short positions	51,501	67,639

Derivative instruments [2]	39,590	60,170

Trading liabilities	91,091	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,715	37,883

Cash collateral received	33,274	36,326

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,812

Cash collateral received	12,224	11,933

1 Recorded as cash collateral netting on derivative instruments in Note 29 - Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 21 - Other assets and other liabilities.

Investment securities	12 Months Ended
Dec. 31, 2012
Investment securities
16 Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	3,498	5,158

Total investment securities	3,498	5,160

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by the Swiss federal, cantonal or local governmental entities	452	31	0	483

Debt securities issued by foreign governments	1,523	82	0	1,605

Corporate debt securities	823	22	0	845

Collateralized debt obligations	448	22	0	470

Debt securities available-for-sale	3,246	157	0	3,403

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	3,327	171	0	3,498

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Management determined that the unrealized losses on debt securities are primarily attributable to general market interest rate, credit spread or exchange rate movements. There were no unrealized losses on investment securities in 2012. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	985	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	1,109	1,121	2.54

Due from 1 to 5 years	1,452	1,544	2.98

Due from 5 to 10 years	501	538	1.62

Due after 10 years	184	200	2.26

Total debt securities	3,246	3,403	2.58

Bank
Investment securities
15 Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	1,939	3,650

Total investment securities	1,939	3,652

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by foreign governments	1,288	67	0	1,355

Corporate debt securities	465	0	0	465

Collateralized debt obligations	23	1	0	24

Debt securities available-for-sale	1,776	68	0	1,844

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	1,857	82	0	1,939

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

There were no unrealized losses on investment securities in 2012. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	984	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	948	958	2.53

Due from 1 to 5 years	703	754	3.76

Due from 5 to 10 years	87	87	0.00

Due after 10 years	38	45	5.32

Total debt securities	1,776	1,844	2.97

Other investments	12 Months Ended
Dec. 31, 2012
Other investments
17 Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,167	2,542

Non-marketable equity securities [1]	7,296	7,879

Real estate held for investment	687	783

Life finance instruments [2]	1,872	2,022

Total other investments	12,022	13,226

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 13 million and CHF 3 million were recorded in 2012 and 2011, respectively. No impairments were recorded in 2010.

The accumulated depreciation related to real estate held for investment amounted to CHF 330 million, CHF 327 million and CHF 321 million for 2012, 2011 and 2010, respectively.

Bank
Other investments
16 Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,147	2,508

Non-marketable equity securities [1]	7,156	7,654

Real estate held for investment	641	731

Life finance instruments [2]	1,872	2,022

Total other investments	11,816	12,915

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 32 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 13 million and CHF 3 million were recorded in 2012 and 2011, respectively. No impairments were recorded in 2010.

Accumulated depreciation related to real estate held for investment amounted to CHF 280 million, CHF 278 million and CHF 273 million for 2012, 2011 and 2010, respectively.
> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2012
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking & Wealth Management and Investment Banking, both of which are engaged in credit activities.

The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the >>>probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

Loans
end of	2012	2011

Loans (CHF million)

Mortgages	91,872	88,255

Loans collateralized by securities	27,363	26,461

Consumer finance	6,901	6,695

Consumer	126,136	121,411

Real estate	26,725	25,185

Commercial and industrial loans	62,709	59,998

Financial institutions	24,905	25,373

Governments and public institutions	2,729	2,390

Corporate & institutional	117,068	112,946

Gross loans	243,204	234,357

of which held at amortized cost	223,204	213,663

of which held at fair value	20,000	20,694

Net (unearned income)/deferred expenses	(59)	(34)

Allowance for loan losses	(922)	(910)

Net loans	242,223	233,413

Gross loans by location (CHF million)

Switzerland	151,226	146,737

Foreign	91,978	87,620

Gross loans	243,204	234,357

Impaired loan portfolio (CHF million)

Non-performing loans	859	758

Non-interest-earning loans	313	262

Total non-performing and non-interest-earning loans	1,172	1,020

Restructured loans	30	18

Potential problem loans	527	680

Total other impaired loans	557	698

Gross impaired loans	1,729	1,718

Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017	1,395

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	95	64	159	87	54	141	(93)

Gross write-offs	(105)	(96)	(201)	(124)	(175)	(299)	(294)

Recoveries	22	22	44	39	2	41	63

Net write-offs	(83)	(74)	(157)	(85)	(173)	(258)	(231)

Provisions for interest	8	21	29	2	12	14	2

Foreign currency translation impact and other adjustments, net	(3)	2	(1)	6	(10)	(4)	(56)

Balance at end of period	288	634	922	289	621	910	1,017

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	288	634	922	289	621	910	279	738	1,017

of which individually evaluated for impairment	239	457	696	222	428	650	210	539	749

of which collectively evaluated for impairment	49	177	226	67	193	260	69	199	268

Gross loans held at amortized cost (CHF million)

Balance at end of period	126,124	97,080	223,204	121,401	92,262	213,663	114,879	86,460	201,339

of which individually evaluated for impairment [1]	661	1,068	1,729	665	1,053	1,718	680	1,183	1,863

of which collectively evaluated for impairment	125,463	96,012	221,475	120,736	91,209	211,945	114,199	85,277	199,476

1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
	2012			2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the obligor. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings are reviewed at least annually. For the calculation of internal risk estimates and >>>risk-weighted assets, a PD is assigned to each loan. For corporate & institutional loans excluding corporates managed on the Swiss platform, the PD is determined by the internal credit rating. The PD for each rating is calibrated based on historic default experience, using external data from Standard & Poor’s, and backtested to ensure consistency with internal experience. For corporates managed on the Swiss platform and consumer loans, the PD is calculated directly by proprietary statistical rating models, which are based on internally compiled data comprising both quantitative factors (primarily loan-to-value ratio and the borrower’s income level for mortgage lending and balance sheet information for corporates) and qualitative factors (e.g., credit histories from credit reporting bureaus). In this case, an equivalent rating is assigned for reporting purposes, based on the PD band associated with each rating.

>>>Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. The Group risk manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. Also, the Group has elected the >>>fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.

The following tables present the Group’s recorded investment in loans held at amortized cost by internal counterparty credit ratings that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872

Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363

Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889

Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124

Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380

Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740

Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441

Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519

Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080

Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204

Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral
In Private Banking & Wealth Management, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management (CRM) within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	91,527	156	17	11	161	345	91,872

Loans collateralized by securities	27,034	220	3	3	103	329	27,363

Consumer finance	6,116	420	90	52	211	773	6,889

Consumer	124,677	796	110	66	475	1,447	126,124

Real estate	26,221	107	2	2	48	159	26,380

Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740

Financial institutions	17,208	53	2	34	144	233	17,441

Governments and public institutions	1,484	35	0	0	0	35	1,519

Corporate & institutional	95,392	915	31	174	568	1,688	97,080

Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

2011 (CHF million)

Mortgages	88,014	48	12	6	175	241	88,255

Loans collateralized by securities	26,226	180	11	3	41	235	26,461

Consumer finance	5,880	496	86	50	173	805	6,685

Consumer	120,120	724	109	59	389	1,281	121,401

Real estate	24,830	41	3	1	39	84	24,914

Commercial and industrial loans	46,946	454	90	50	308	902	47,848

Financial institutions	17,504	78	2	48	82	210	17,714

Governments and public institutions	1,779	1	0	0	6	7	1,786

Corporate & institutional	91,059	574	95	99	435	1,203	92,262

Gross loans held at amortized cost	211,179	1,298	204	158	824	2,484	213,663

Impaired loans
Categories of impaired loans
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.
As of December 31, 2012 and 2011, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages.

In 2012 and 2011, the number of troubled debt restructurings and related financial effects and the number of defaults and related carrying values of loans, which had been restructured within the previous 12 months, were not material. As of December 31, 2012 and 2011, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	154	16	170	0	69	69	239

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	315	10	325	0	2	2	327

Consumer	487	100	587	0	74	74	661

Real estate	46	5	51	0	15	15	66

Commercial and industrial loans	268	170	438	30	373	403	841

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	372	213	585	30	453	483	1,068

Gross impaired loans	859	313	1,172	30	527	557	1,729

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Write-off and recovery of loans
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In Investment Banking, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In Private Banking & Wealth Management, write-offs are made, based on an individual counterparty assessment performed by Group CRM, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written-off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include for example i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group CRM evaluates the need for write-offs individually and on an ongoing basis.

Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	206	197	32	217	206	41

Loans collateralized by securities	68	66	53	85	83	50

Consumer finance	302	280	154	303	288	131

Consumer	576	543	239	605	577	222

Real estate	63	55	22	46	38	20

Commercial and industrial loans	715	677	342	734	709	318

Financial institutions	157	155	93	156	154	84

Governments and public institutions	0	0	0	6	5	6

Corporate & institutional	935	887	457	942	906	428

Gross impaired loans with a specific allowance	1,511	1,430	696	1,547	1,483	650

Mortgages	33	33	–	46	46	–

Loans collateralized by securities	27	28	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	85	86	–	60	60	–

Real estate	3	3	–	15	15	–

Commercial and industrial loans	126	128	–	80	80	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	133	135	–	111	111	–

Gross impaired loans without specific allowance	218	221	–	171	171	–

Gross impaired loans	1,729	1,651	696	1,718	1,654	650

of which consumer	661	629	239	665	637	222

of which corporate & institutional	1,068	1,022	457	1,053	1,017	428

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	217	1	1	222	1	0

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	277	3	3	276	2	1

Consumer	562	5	4	580	4	1

Real estate	58	0	0	47	1	1

Commercial and industrial loans	620	3	2	871	7	6

Financial institutions	201	2	2	160	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	885	5	4	1,084	8	7

Gross impaired loans with a specific allowance	1,447	10	8	1,664	12	8

Mortgages	40	0	0	94	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	89	0	0	117	0	0

Real estate	13	0	0	74	5	5

Commercial and industrial loans	215	3	3	149	1	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	236	3	3	242	6	5

Gross impaired loans without specific allowance	325	3	3	359	6	5

Gross impaired loans	1,772	13	11	2,023	18	13

of which consumer	651	5	4	697	4	1

of which corporate & institutional	1,121	8	7	1,326	14	12

Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans, considering factors such as recovery and exit options as well as considering collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Corporate & institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

Bank
Loans, allowance for loan losses and credit quality
17 Loans, allowance for loan losses and credit quality
end of	2012	2011

Loans (CHF million)

Mortgages	78,328	75,461

Loans collateralized by securities	27,248	26,350

Consumer finance	3,931	3,759

Consumer	109,507	105,570

Real estate	24,133	22,397

Commercial and industrial loans	59,518	56,984

Financial institutions	32,627	33,058

Governments and public institutions	2,555	2,245

Corporate & institutional	118,833	114,684

Gross loans	228,340	220,254

of which held at amortized cost	208,340	199,561

of which held at fair value	20,000	20,693

Net (unearned income)/deferred expenses	(121)	(98)

Allowance for loan losses	(721)	(722)

Net loans	227,498	219,434

Gross loans by location (CHF million)

Switzerland	135,439	132,477

Foreign	92,901	87,777

Gross loans	228,340	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	637	520

Non-interest-earning loans	281	220

Total non-performing and non-interest-earning loans	918	740

Restructured loans	30	13

Potential problem loans	450	619

Total other impaired loans	480	632

Gross impaired loans	1,398	1,372

Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832	1,204

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	26	51	77	21	57	78	(138)

Gross write-offs	(42)	(80)	(122)	(58)	(175)	(233)	(239)

Recoveries	19	20	39	33	4	37	57

Net write-offs	(23)	(60)	(83)	(25)	(171)	(196)	(182)

Provisions for interest	4	20	24	0	11	11	1

Foreign currency translation impact and other adjustments, net	(5)	4	(1)	6	(9)	(3)	(53)

Balance at end of period	143	578	721	159	563	722	832

Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	143	578	721	159	563	722	157	675	832

of which individually evaluated for impairment	116	416	532	130	387	517	124	494	618

of which collectively evaluated for impairment	27	162	189	29	176	205	33	181	214

Gross loans held at amortized cost (CHF million)

Balance at end of period	109,495	98,845	208,340	105,561	94,000	199,561	99,581	90,037	189,618

of which individually evaluated for impairment	422	976	1,398	425	947	1,372	433	1,074	1,507

of which collectively evaluated for impairment	109,073	97,869	206,942	105,136	93,053	198,189	99,148	88,963	188,111

Purchases, reclassifications and sales
	2012					2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328

Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248

Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919

Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495

Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789

Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549

Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162

Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345

Corporate & institutional	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845

Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340

Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate & institutional	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	78,023	154	14	10	127	305	78,328

Loans collateralized by securities	26,919	220	3	3	103	329	27,248

Consumer finance	3,508	314	33	26	38	411	3,919

Consumer	108,450	688	50	39	268	1,045	109,495

Real estate	23,634	106	2	2	45	155	23,789

Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549

Financial institutions	24,929	53	2	34	144	233	25,162

Governments and public institutions	1,310	35	0	0	0	35	1,345

Corporate & institutional	97,279	834	26	172	534	1,566	98,845

Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

2011 (CHF million)

Mortgages	75,278	46	11	3	123	183	75,461

Loans collateralized by securities	26,114	180	11	3	42	236	26,350

Consumer finance	3,302	372	29	26	21	448	3,750

Consumer	104,694	598	51	32	186	867	105,561

Real estate	22,059	41	3	1	21	66	22,125

Commercial and industrial loans	43,975	444	87	48	280	859	44,834

Financial institutions	25,201	78	2	48	71	199	25,400

Governments and public institutions	1,634	1	0	0	6	7	1,641

Corporate & institutional	92,869	564	92	97	378	1,131	94,000

Gross loans held at amortized cost	197,563	1,162	143	129	564	1,998	199,561

Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	125	9	134	0	39	39	173

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	143	10	153	0	1	1	154

Consumer	286	93	379	0	43	43	422

Real estate	42	4	46	0	15	15	61

Commercial and industrial loans	251	146	397	30	327	357	754

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	351	188	539	30	407	437	976

Gross impaired loans	637	281	918	30	450	480	1,398

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

As of December 31, 2012 and 2011, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages.

In 2012 and 2011, the number of troubled debt restructurings and related financial effects and the number of defaults and related carrying values of loans, which had been restructured within the previous 12 months, were not material. As of December 31, 2012 and 2011, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.

Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	149	141	16	141	133	19

Loans collateralized by securities	68	66	53	85	82	50

Consumer finance	129	125	47	152	151	61

Consumer	346	332	116	378	366	130

Real estate	58	54	18	27	22	16

Commercial and industrial loans	627	592	306	675	650	282

Financial institutions	157	154	92	142	141	83

Governments and public institutions	0	0	0	6	4	6

Corporate & institutional	842	800	416	850	817	387

Gross impaired loans with a specific allowance	1,188	1,132	532	1,228	1,183	517

Mortgages	24	24	–	33	33	–

Loans collateralized by securities	27	27	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	76	76	–	47	47	–

Real estate	3	3	–	14	14	–

Commercial and industrial loans	127	128	–	67	67	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	134	135	–	97	97	–

Gross impaired loans without specific allowance	210	211	–	144	144	–

Gross impaired loans	1,398	1,343	532	1,372	1,327	517

of which consumer	422	408	116	425	413	130

of which corporate & institutional	976	935	416	947	914	387

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	152	1	1	142	1	1

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	117	3	3	135	2	2

Consumer	337	5	4	359	4	3

Real estate	43	0	0	28	0	0

Commercial and industrial loans	556	3	2	812	7	6

Financial institutions	191	2	2	147	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	796	5	4	993	7	6

Gross impaired loans with a specific allowance	1,133	10	8	1,352	11	9

Mortgages	27	0	0	68	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	76	0	0	91	0	0

Real estate	12	0	0	74	5	5

Commercial and industrial loans	199	3	3	130	0	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	219	3	3	223	5	5

Gross impaired loans without specific allowance	295	3	3	314	5	5

Gross impaired loans	1,428	13	11	1,666	16	14

of which consumer	413	5	4	450	4	3

of which corporate & institutional	1,015	8	7	1,216	12	11

> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.

Premises and equipment	12 Months Ended
Dec. 31, 2012
Premises and equipment
19 Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,429	4,060

Land	501	872

Leasehold improvements	2,174	2,241

Software	5,324	4,614

Equipment	3,160	3,188

Premises and equipment	13,588	14,975

Accumulated depreciation	(7,970)	(7,782)

Total premises and equipment, net	5,618	7,193

Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,229	1,078	1,115

Impairment	17	87	16

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Bank
Premises and equipment
18 Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,210	3,849

Land	476	847

Leasehold improvements	2,159	2,225

Software	5,323	4,607

Equipment	3,080	3,095

Premises and equipment	13,248	14,623

Accumulated depreciation	(7,832)	(7,633)

Total premises and equipment, net	5,416	6,990

Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,218	1,067	1,101

Impairment	17	84	16

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 57 million (CHF 50 million after tax).

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
20 Goodwill
	2012				2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group		Private Banking & Wealth Management	Investment Banking	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,471	6,202	8,673		2,481	6,186	8,667

Goodwill acquired during the year	28	0	28		0	0	0

Foreign currency translation impact	(54)	(138)	(192)		(12)	16	4

Other	(36)	(2)	(38)	[1]	2	0	2

Balance at end of period	2,409	6,062	8,471		2,471	6,202	8,673

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82		0	82	82

Balance at end of period	0	82	82		0	82	82

Net book value (CHF million)

Net book value	2,409	5,980	8,389		2,471	6,120	8,591

1 Includes tax benefit adjustments arising from the amortization of tax goodwill in connection with the purchase of the residual minority stake in Hedging-Griffo in 2012.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event. As of December 31, 2012 and 2011, the Group’s market capitalization was below book value.
In estimating the >>>fair value of its reporting units the Group generally applied a market approach where consideration is given to price to projected earning multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries.

In determining the estimated fair value, the Group relied upon its three-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.

Based on its goodwill impairment analysis performed as of December 31, 2012, the Group concluded that the estimated fair value for the three reporting units within its Private Banking & Wealth Management segment substantially exceeded their related carrying values and no impairment was necessary as of December 31, 2012.

There was also no impairment necessary for the Group’s Investment Banking reporting unit as the estimated fair value exceeded its carrying value by 10%. The goodwill allocated to this reporting unit has become more sensitive to an impairment as the valuation of the reporting unit is highly correlated with economic and financial market conditions, client trading and investing activity and the regulatory environment in which it operates. The Group engaged the services of an independent valuation specialist to assist in the valuation of the reporting unit as of December 31, 2012 using a combination of the market approach and income approach. Under the market approach, consideration is given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows.

The results of the impairment evaluation of the Investment Banking reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a sufficient margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future with respect to the CHF 5,980 million of goodwill recorded in Investment Banking.

As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. During 2012, the Group completed the acquisition of HSBC’s private banking business in Japan that generated goodwill upon consolidation. During 2011, there were no acquisitions that generated goodwill upon consolidation.

Goodwill was negatively impacted by foreign exchange fluctuations in goodwill denominated in US dollars in 2012.

Bank
Goodwill
19 Goodwill
end of	2012			2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,260	5,522	7,782	2,269	5,507	7,776

Goodwill acquired during the year	28	0	28	0	0	0

Foreign currency translation impact	(65)	(138)	(203)	(11)	15	4

Other	(13)	(2)	(15)	2	0	2

Balance at end of period	2,210	5,382	7,592	2,260	5,522	7,782

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82	0	82	82

Balance at end of period	0	82	82	0	82	82

Net book value (CHF million)

Net book value	2,210	5,300	7,510	2,260	5,440	7,700

> Refer to “Note 20 – Goodwill” in V – Consolidated financial statements – Credit Suisse Group for further information.

Other intangible assets	12 Months Ended
Dec. 31, 2012
Other intangible assets
21 Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	314	(146)	168	369	(193)	176

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	347	(169)	178	402	(215)	187

Non-amortizing other intangible assets	65	–	65	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	412	(169)	243	503	(215)	288

Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	34

Impairment	7	0	1

Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

Bank
Other intangible assets
20 Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	303	(142)	161	357	(189)	168

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	336	(165)	171	390	(211)	179

Non-amortizing other intangible assets	72	–	72	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	408	(165)	243	491	(211)	280

Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	33

Impairment	0	0	1

Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

> Refer to “Note 21 – Other intangible assets” in V – Consolidated financial statements – Credit Suisse Group for further information.

Other assets and other liabilities	12 Months Ended
Dec. 31, 2012
Other assets and other liabilities
22 Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,809

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,930	3,706

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,861	6,090

Deferred tax assets	7,102	8,939

Prepaid expenses	538	601

Failed purchases	2,699	1,513

Other	6,126	3,943

Other assets	72,912	78,296

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,934

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,182	1,998

Provisions [2]	1,362	1,113

of which off-balance sheet risk	60	65

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,752	7,142

Current tax liabilities	863	767

Deferred tax liabilities	130	429

Failed sales	4,336	6,888

Other	16,128	17,537

Other liabilities	57,637	63,217

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Bank
Other assets and other liabilities
21 Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,812

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,913	3,607

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,845	6,084

Deferred tax assets	7,094	8,843

Prepaid expenses	532	593

Failed purchases	2,699	1,513

Other	6,043	3,933

Other assets	72,782	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,933

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,114	1,848

Provisions [2]	1,348	1,098

of which off-balance sheet risk	59	64

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,556	6,983

Current tax liabilities	811	715

Deferred tax liabilities	103	282

Failed sales	4,336	6,888

Other	16,215	17,011

Other liabilities	57,367	62,167

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provision for bridge commitments.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits
23 Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,446	4,218	15,664

Interest-bearing demand deposits	132,393	24,976	157,369		113,403	19,626	133,029

Savings deposits	60,103	44	60,147		54,395	38	54,433

Time deposits	10,786	98,221	109,007	[1]	16,841	133,581	150,422	[1]

Total deposits	211,564	127,762	339,326	[2]	196,085	157,463	353,548	[2]

of which due to banks	–	–	31,014		–	–	40,147

of which customer deposits	–	–	308,312		–	–	313,401

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 108,887 million and CHF 149,985 million as of December 31, 2012 and 2011, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
22 Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,441	4,214	15,655

Interest-bearing demand deposits	129,352	25,713	155,065		110,919	20,751	131,670

Savings deposits	52,534	44	52,578		47,212	38	47,250

Time deposits	8,965	98,853	107,818	[1]	15,473	134,159	149,632	[1]

Total deposits	199,133	129,131	328,264	[2]	185,045	159,162	344,207	[2]

of which due to banks	–	–	30,574		–	–	40,077

of which customer deposits	–	–	297,690		–	–	304,130

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2012 and 2011 were CHF 107,705 million and CHF 160,992 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
24 Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	115,861	123,632

Subordinated	17,741	24,165

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	148,134	162,655

of which reported at fair value	65,384	70,366

of which structured notes	36,637	35,726

Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,120

Total structured notes	36,637

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			376	376

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			–			–			29			–			32			–	61

Interest rates (in %) [1]			–			–			8.5			–			7.0			–	–

Subtotal – Group parent company			–			–			29			–			32			376	437

Subsidiaries (CHF million)

Senior debt
Fixed rate			14,815			11,637			14,333			4,018			8,983			16,120	69,906

Variable rate			12,807			8,179			5,940			4,497			4,530			9,626	45,579

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.4	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			414			1,830			979			11,578	17,410

Variable rate			–			–			19			–			46			205	270

Interest rates (range in %) [1]	3.7	–	13.2			9.3	2.8	–	10.3			8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Subtotal – Subsidiaries			30,458			20,440			21,989			11,182			14,572			49,056	147,697

Total long-term debt			30,458			20,440			22,018			11,182			14,604			49,432	148,134

of which structured notes			7,655			7,505			5,730			3,793			3,395			8,559	36,637

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.

> Refer to “Note 39 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.

Bank
Long-term debt
23 Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	112,123	120,497

Subordinated	20,342	25,998

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	146,997	161,353

of which reported at fair value	64,774	68,036

of which structured notes	36,639	35,728

Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,122

Total structured notes	36,639

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Long-term debt (CHF million)

Senior debt
Fixed rate			13,931			11,295			13,859			3,493			8,548			13,802	64,928

Variable rate			12,807			8,179			7,221			4,497			4,532			9,959	47,195

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.6	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			89			1,830			1,011			11,303	16,842

Variable rate			3,000			200			19			30			46			205	3,500

Interest rates (range in %) [1]	0.4	–	13.2	1.3	–	9.3	2.8	–	10.3	0.3	–	8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Total long-term debt			32,574			20,298			22,471			10,687			14,171			46,796	146,997

of which structured notes			7,655			7,505			5,730			3,793			3,397			8,559	36,639

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

> Refer to “Note 24 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.

Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income
25 Accumulated other comprehensive income and additional share information
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	7	(1,040)	227	(291)	319	(778)

Increase/(decrease) due to equity method investments	30	0	0	0	0	30

Reclassification adjustments, included in net income	0	51	(242)	241	(71)	(21)

Balance at end of period	(29)	(12,767)	84	(3,801)	610	(15,903)

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Refer to "Note 26 – Tax" and "Note 29 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Additional share information
	2012		2011		2010

Common shares issued

Balance at beginning of period	1,224,333,062		1,186,174,442		1,185,370,182

Issuance of common shares	96,496,860		38,158,620		804,260

of which share-based compensation	38,812,660		21,664,747		804,260

Balance at end of period	1,320,829,922		1,224,333,062		1,186,174,442

Treasury shares

Balance at beginning of period	(4,010,074)		(12,228,377)		(16,159,287)

Sale of treasury shares	394,686,376		367,978,216		526,878,697

Repurchase of treasury shares	(423,704,092)		(366,790,491)		(569,477,317)

Share-based compensation	5,990,959		7,030,578		46,529,530

Balance at end of period	(27,036,831)		(4,010,074)		(12,228,377)

Common shares outstanding

Common shares outstanding	1,293,793,091	[1]	1,220,322,988	[2]	1,173,946,065

1 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities. 2 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Bank
Accumulated other comprehensive income
24 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)

Increase/(decrease)	7	(1,067)	199	4	0	(857)

Reclassification adjustments, included in net income	0	44	(242)	55	(1)	(144)

Balance at end of period	7	(11,349)	53	(670)	3	(11,956)

2011 (CHF million)

Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)

Increase/(decrease)	(5)	(348)	21	103	0	(229)

Reclassification adjustments, included in net income	(27)	16	(24)	39	(1)	3

Balance at end of period	0	(10,326)	96	(729)	4	(10,955)

2010 (CHF million)

Balance at beginning of period	10	(7,755)	86	(761)	6	(8,414)

Increase/(decrease)	45	(2,361)	7	(135)	0	(2,444)

Reclassification adjustments, included in net income	(23)	(13)	6	25	(1)	(6)

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	32	(9,994)	99	(871)	5	(10,729)

Refer to "Note 25 – Tax" and "Note 28 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Tax	12 Months Ended
Dec. 31, 2012
Tax
26 Tax
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	140	38	81

Foreign	582	437	243

Current income tax expense	722	475	324

Switzerland	(123)	(176)	(149)

Foreign	(103)	372	1,373

Deferred income tax expense	(226)	196	1,224

Income tax expense	496	671	1,548

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	6	12	(2)

Actuarial gains/(losses)	1	(172)	(82)

Net prior service credit/(cost)	63	105	3

Share-based compensation and treasury shares	(50)	256	(671)

Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

Foreign	501	3,006	5,753

Income from continuing operations before taxes	2,181	3,461	7,487

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	480	761	1,647

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	275	(40)	519

Non-deductible amortization of other intangible assets and goodwill impairment	2	0	1

Other non-deductible expenses	393	447	623

Additional taxable income	11	8	22

Lower taxed income	(415)	(424)	(775)

Income taxable to noncontrolling interests	(117)	(289)	(278)

Changes in tax law and rates	182	172	119

Changes in deferred tax valuation allowance	14	471	54

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(168)	(380)	(384)

Income tax expense	496	671	1,548

Foreign tax rate differential
2012 included a foreign tax expense of CHF 275 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas. The total foreign tax expense of CHF 479 million is not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

2011 included a foreign tax rate benefit of CHF 40 million in respect of profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas, partially offset by foreign tax rate differential related to profits earned in higher tax jurisdictions, mainly Brazil and the US. The foreign tax rate benefit in relation to foreign tax expense of CHF 809 million is more than offset by tax impacts related to reconciling items explained below.

Other non-deductible expenses
2012 and 2011 included non-deductible interest expenses of CHF 259 million and CHF 240 million, respectively, non-taxable offshore expenses of CHF 8 million and CHF 80 million, respectively, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and CHF 49 million, respectively, and other various smaller non-deductible expenses.

Lower taxed income
2012 and 2011 included a tax benefit of CHF 29 million and CHF 52 million, respectively, related to exempt offshore income, CHF 40 million and CHF 47 million, respectively, in respect to non-taxable dividend income and CHF 11 million and CHF 47 million, respectively, related to non-taxable foreign exchange gains. In addition, 2012 and 2011 included tax benefits of CHF 100 million and CHF 42 million, respectively, related to tax credits and CHF 48 million and CHF 40 million, respectively, related to non-taxable life insurance income. 2012 also included a CHF 114 million Swiss income tax benefit as a result of foreign branch earnings beneficially impacting the earnings mix. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in tax law and rates
2012 and 2011 included a tax expense of CHF 182 million and CHF 172 million, respectively, caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowance
2012 included an increase to the valuation allowance of CHF 834 million in respect of five of the Group’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. 2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. 2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Group’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.

2012, 2011 and 2010 also included a tax benefit of CHF 820 million, CHF 7 million and CHF 199 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US.

Other
2012 included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. 2012 also included a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement.

2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Group’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to.

2012, 2011 and 2010 included an amount of CHF 40 million, CHF 123 million and CHF 301 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2012, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 7.3 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,295	2,262

Loans	441	392

Investment securities	1,805	1,489

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	355	395

Real estate	243	212

Net operating loss carry-forwards	5,181	7,294

Other	207	178

Gross deferred tax assets before valuation allowance	12,287	14,266

Less valuation allowance	(2,554)	(2,690)

Gross deferred tax assets net of valuation allowance	9,733	11,576

Compensation and benefits	(174)	(129)

Loans	(162)	(147)

Investment securities	(1,373)	(1,356)

Provisions	(402)	(379)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(217)	(296)

Gross deferred tax liabilities	(2,761)	(3,066)

Net deferred tax assets	6,972	8,510

The decrease in net deferred tax assets from 2011 to 2012 of CHF 1,538 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 215 million, and taxable gains on transfers of assets within the consolidated Group for which associated tax charges of CHF 1,511 million have been deferred as other assets in accordance with ASC 810-10-45-8 (Consolidation – other presentation matters, formerly Accounting Research Bulletin 51). The deferral will be amortized over a period of up to 15 years in line with ASC 810-10-45-8 principles and will be matched by future tax deductions. In addition, the decrease reflected a write-down of deferred tax assets of CHF 182 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 211 million, which are included within the currency translation adjustments recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 529 million. The remaining movement, an increase of net deferred tax assets of CHF 52 million, mainly represents the impact of temporary differences and taxable income in 2012.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 7,766 million, net of a valuation allowance of CHF 1,643 million as of the end of 2011 to CHF 6,007 million, net of a valuation allowance of CHF 1,454 million as of the end of 2012.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.6 billion as of December 31, 2012 compared to CHF 2.7 billion as of December 31, 2011.

Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,996

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,421

Amount not due to expire	11,797

Total net operating loss carry-forwards	27,218

Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,690	2,264	2,799

Net changes	(136)	426	(535)

Balance at end of period	2,554	2,690	2,264

As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes announced in 2012 and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant net deferred tax assets, such as the US, the UK and Switzerland. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.

Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	597	466	539

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	41	(280)	615

Tax benefits in respect of tax on dividend equivalent payments	12	2	26

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 1.1 billion for 2012 and 2011, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 192 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	373	578	964

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	30	39

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(31)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(91)

Other (including foreign currency translation)	80	(28)	(70)

Balance at end of period	420	373	578

of which, if recognized, would affect the effective tax rate	414	366	554

Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(43)

Interest and penalties recognized in the consolidated balance sheets	69	86	209

Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 4 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

Bank
Tax
25 Tax
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	85	(35)	25

Foreign	544	429	237

Current income tax expense	629	394	262

Switzerland	(121)	(251)	(296)

Foreign	(30)	316	1,341

Deferred income tax expense	(151)	65	1,045

Income tax expense	478	459	1,307

Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	(1)	16	0

Actuarial gains/(losses)	30	29	(46)

Net prior service cost	(2)	(1)	0

Share-based compensation and treasury shares	(53)	275	(608)

Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

Foreign	803	2,677	5,419

Income from continuing operations before taxes	1,973	2,501	6,536

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	434	550	1,438

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	312	(11)	562

Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1

Other non-deductible expenses	382	444	621

Additional taxable income	6	6	22

Lower taxed income	(407)	(422)	(765)

Income taxable to noncontrolling interests	(117)	(312)	(282)

Changes in tax law and rates	182	170	119

Changes in deferred tax valuation allowance	11	471	56

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(164)	(382)	(465)

Income tax expense	478	459	1,307

Foreign tax rate differential
2012 included a foreign tax expense of CHF 312 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas. The total foreign tax expense of CHF 514 million is not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

2011 included a foreign tax rate benefit of CHF 11 million in respect of profits earned in lower tax jurisdictions, mainly Guernsey and Bahamas, partially offset by foreign tax rate differential related to profits in higher tax jurisdictions, mainly Brazil and the US. The total foreign tax expense of CHF 745 million is not only impacted by the foreign tax rate expense but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses
2012 and 2011 included non-deductible interest expenses of CHF 259 million and CHF 240 million, respectively, non-taxable offshore expenses of CHF 8 million and CHF 80 million, respectively, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and CHF 49 million, respectively, and other various smaller non-deductible expenses.

Lower taxed income
2012 and 2011 included a tax benefit of CHF 29 million and CHF 52 million, respectively, related to exempt offshore income, CHF 40 million and CHF 47 million, respectively, in respect to non-taxable dividend income and CHF 11 million and CHF 47 million, respectively, related to non-taxable foreign exchange gains. In addition, 2012 and 2011 included tax benefits of CHF 100 million and CHF 42 million, respectively, related to tax credits and CHF 48 million and CHF 40 million, respectively, related to non-taxable life insurance income. 2012 also included a CHF 114 million Swiss income tax benefit as a result of foreign branch earnings beneficially impacting the earnings mix. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

2011 and 2010 included a tax benefit of CHF 116 million and CHF 130 million, respectively, in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank.

2010 included a tax benefit of CHF 380 million in respect of a legal entity merger that reflected regulatory concerns about complex holding structures.
Changes in tax law and rates
2012 and 2011 included a tax expense of CHF 182 million and CHF 170 million, respectively, caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowance
2012 included an increase to the valuation allowance of CHF 834 million in respect of five of the Bank’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. 2011 included an increase to the valuation allowance of CHF 428 million in respect of three of the Bank’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. 2010 included an increase to the valuation allowance of CHF 193 million in respect of one of the Bank’s operating entities in the UK relating to deferred tax assets on tax loss carry-forwards.

2012, 2011 and 2010 also included a tax benefit of CHF 820 million, CHF 7 million and CHF 199 million, respectively, resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US.

Other
2012 included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. 2012 also included a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement.

2011 included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Bank’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to.

2012, 2011 and 2010 included an amount of CHF 43 million, CHF 125 million and CHF 301 million, respectively, relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2012, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 6.8 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,279	2,172

Loans	441	392

Investment securities	1,818	1,480

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	343	385

Real estate	242	212

Net operating loss carry-forwards	5,177	7,291

Other	204	174

Gross deferred tax assets before valuation allowance	12,264	14,150

Less valuation allowance	(2,550)	(2,689)

Gross deferred tax assets net of valuation allowance	9,714	11,461

Compensation and benefits	(164)	(129)

Loans	(162)	(147)

Investment securities	(1,354)	(1,199)

Provisions	(402)	(378)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(208)	(288)

Gross deferred tax liabilities	(2,723)	(2,900)

Net deferred tax assets	6,991	8,561

The decrease in net deferred tax assets from 2011 to 2012 of CHF 1,570 million was primarily due to the recognition of a valuation allowance against deferred tax assets, mainly in the UK and Asia, of CHF 215 million, and taxable gains on transfers of assets within the consolidated Bank for which associated tax charges of CHF 1,511 million have been deferred as other assets in accordance with ASC 810-10-45-8 (Consolidation – other presentation matters, formerly Accounting Research Bulletin 51). The deferral will be amortized over a period of up to 15 years in line with Accounting Standards Codification 810-10-45-8 principles and will be matched by future tax deductions. In addition, the decrease reflected a write-down of CHF 182 million as a result of changes to corporation tax rates in the UK and Japan and foreign exchange translation losses of CHF 213 million, which are included within currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI). These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the US of CHF 529 million. The remaining movement, an increase of net deferred tax assets of CHF 22 million, mainly represents the impact of temporary differences and taxable income in 2012.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 2.6 billion as of December 31, 2012 compared to CHF 2.7 billion as of December 31, 2011.

Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,981

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,406

Amount not due to expire	11,778

Total net operating loss carry-forwards	27,184

Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,689	2,262	2,794

Net changes	(139)	427	(532)

Balance at end of period	2,550	2,689	2,262

Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	596	464	536

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	30	(277)	615

Tax benefits in respect of tax on dividend equivalent payments	12	1	26

> Refer to “Note 26 – Employee deferred compensation” for further information on share-based compensation.
Windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 1.1 billion for 2012 and 2011, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 192 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	370	578	944

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38	29	37

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(12)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(88)

Other (including foreign currency translation)	80	(30)	(70)

Balance at end of period	416	370	578

of which, if recognized, would affect the effective tax rate	410	364	553

Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(42)

Interest and penalties recognized in the consolidated balance sheets	64	82	206

Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 4 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; the UK – 2006; the US – 2006; Japan – 2005; and the Netherlands – 2005.

> Refer to “Note 26 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.

Employee deferred compensation	12 Months Ended
Dec. 31, 2012
Employee deferred compensation
27 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2012 and prior years that was recognized in the consolidated statements of operations during 2012, 2011, and 2010, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2012 and prior years outstanding as of December 31, 2012 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2013 began in 2013 and thus had no impact on the 2012 consolidated financial statements.

Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	786	767	294

Performance share awards	366	0	0

2011 Partner Asset Facility awards [1]	677	0	0

Adjustable Performance Plan share awards	74	0	0

Adjustable Performance Plan cash awards	286	1,106	963

Restricted Cash Awards	165	253	0

Scaled Incentive Share Units	97	415	561

Incentive Share Units	62	174	723

Cash Retention Awards	0	0	578

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(1)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	362	334	422

Total deferred compensation expense	3,048	3,052	3,585

Total shares delivered (million)

Total shares delivered	31.6	24.2	47.3

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	706

Performance share awards	161

Adjustable Performance Plan share awards	42

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	73

Other cash awards	72

Total	1,108

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Share awards
Share awards granted in January 2013 are similar to those granted in January 2012 and are awarded to employees with total compensation above CHF/USD 250,000 or the local currency equivalent. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. Share awards granted in January 2011 vest over a four-year period. The value of the share awards is solely dependent on the Group share price at the time of delivery.

The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

On January 17, 2013, the Group granted 37.9 million share awards with a total value of CHF 950 million. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the twelve business days ended January 16, 2013. The fair value of each share award was CHF 26.44, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 935 million was determined based on the fair value of the award on the grant date, including the current estimate of future forfeitures, but excluding the share awards that have been reallocated to Plus Bond awards after the grant date, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 19, 2012 and January 20, 2011, the Group granted 20.0 million and 34.5 million share awards with a total value of CHF 438 million and CHF 1,430 million, and a fair value of each share award granted of CHF 23.90 and CHF 42.51, respectively, equivalent to the Group’s closing share price on the grant date.

In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2012, 2011 and 2010, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 17, 2013, the Group granted 0.2 million blocked shares with a total value of CHF 6 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2012. On January 19, 2012 and January 20, 2011, the Group granted 0.5 million and 0.8 million blocked shares with a total value of CHF 11 million and CHF 35 million, respectively.

Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	48.1	41.91	17.3	43.86	15.5	45.67

Granted	25.1	23.44	40.5	41.08	7.2	45.38

Settled	(14.9)	40.20	(7.6)	43.32	(5.0)	48.43

Forfeited	(2.5)	37.36	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.8	34.28	48.1	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.9	–	46.3	–	16.0	–

Performance share awards
Members of the Executive Board, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards, which are subject to explicit performance-related clawback provisions. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards also vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share awards, however, the outstanding performance share awards are subject to a negative adjustment in the event of a divisional loss or a negative ROE of the Group. Outstanding performance shares are subject to a negative adjustment in the event of a divisional loss, unless there is a negative ROE that would call for a negative adjustment greater than the divisional adjustment for the year, in which case the negative adjustment is based on a negative ROE. For employees in Shared Services, the negative adjustment only applies in the event of a negative ROE and is not linked to the performance of the divisions.

The performance share awards granted in 2013 are identical to those granted in 2012 with the exception of the performance criteria which, in 2012, were based on the reported ROE, compared to the performance share awards granted in 2013, which will be based upon a disclosed underlying ROE.

On January 17, 2013, the Group granted 26.4 million performance share awards with a total value of CHF 660 million. The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance shares by the average price of a Group share over the twelve business days ended January 16, 2013. The fair value of each performance share award was CHF 26.44, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 677 million was determined based on the fair value of the award on the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period. On January 19, 2012, the Group granted 23.5 million performance share awards with a total value of CHF 516 million. The fair value of each performance share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date.

Performance Share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.7	23.90

Forfeited	(0.4)	23.90

Balance at end of period	23.3	23.90

of which vested	0.9	–

of which unvested	22.4	–

Plus Bond awards
Managing directors and directors in the Investment Banking division received a portion of their deferred variable compensation in the form of Plus Bond awards. The Plus Bond award is essentially a fixed income instrument, denominated in US dollars, which provides a coupon payment that is commensurate with market-based pricing. Plus Bond award holders are entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of >>>London Interbank Offered Rate (LIBOR) plus 7.875% per annum until settlement. The Plus Bond will settle in the summer of 2016 based on the amount of the initial award less portfolio losses, if any, in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards is based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities that are held in inventory by various trading desks of the Investment Banking division. While the Plus Bond award is a cash-based instrument, the Group reserves the right to settle the award in Group shares based on the share price at the time of final distribution. In addition, subject to oversight procedures, the Group retains the right to prepay all or a portion of the Plus Bond award in cash at any time and, in the event of certain regulatory developments or changes on capital treatment, exchange the award into Group shares. The Plus Bond award plan contributes to a reduction of the Group’s >>>risk-weighted assets and constitutes a risk transfer from the Group to the Plus Bond award holders.

The Plus Bonds provided to Investment Banking employees had a fair value of CHF 187 million and were fully vested and expensed on the grant date of December 31, 2012.
Managing directors and directors outside of the Investment Banking division were given the opportunity in early 2013 to voluntarily reallocate a portion of the share award component of their deferred awards into the Plus Bond award. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, will vest on the third anniversary of the grant date in January 17, 2016 and will be expensed over the vesting period.

Restricted Cash Awards
Managing directors and directors in the Investment Banking division received the cash component of their variable compensation in the form of Restricted Cash Awards. These awards are cash payments made on the grant date, but are subject to a pro-rata repayment by the employee in the event of voluntary resignation or termination for cause within three years of the award grant. The Restricted Cash Award is reported as part of the deferred compensation award for the Group even though the award is fully settled at grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions.

On January 17, 2013, the Group granted Restricted Cash Awards with a total value of CHF 299 million. The unrecognized compensation expense of CHF 299 million was determined based on the fair value of the award on the grant date and will be recognized over the three-year vesting period. On January 20, 2011, the Group granted Restricted Cash Awards with a total value of CHF 465 million.

2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.

Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012. All PAF awards are subject to non-compete and non-solicit provisions that expire equally on each of the first three anniversaries of the grant date.

The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (CHF-denominated awards) or 6.5% (USD-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.

In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million and the associated compensation expenses were fully expensed in the first quarter of 2012, as the awards were fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan).

The 2009 Adjustable Performance Plan cash awards are fully vested and were fully expensed as of December 31, 2012 and will be delivered in the first half of 2013.
The 2010 Adjustable Performance Plan cash awards vest over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments are determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applies for that year and is greater than the divisional adjustment. For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support.

On January 20, 2011, the Group granted Adjustable Performance Plan cash awards with a total value of CHF 1,102 million.
In July 2012, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards at a conversion price of CHF 16.29. Adjustable Performance Plan holders elected to convert CHF 498 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%. Each Adjustable Performance Plan share award had a grant-date fair value of CHF 16.79 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original Adjustable Performance Plan cash award.

Upon conversion, CHF 453 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards was reclassified to total shareholders’ equity.

Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	31.0

Forfeited	(0.2)

Balance at end of period	30.8

of which vested	0.3

of which unvested	30.5

Scaled Incentive Share Unit
The Scaled Incentive Share Unit (SISU) plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to Incentive Share Units (ISUs) (refer to Incentive Share Unit below) except with a four-year vesting period, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The SISU base unit vests equally on each of the four anniversaries of the grant date, whereas the SISU leverage unit will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to an average of the reported ROE. If the average ROE over the four-year vesting period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year vesting period will be determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. The number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.7	20.4	–

Granted	–	–	21.1	[1]

Settled	(4.9)	(5.1)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.6	14.7	20.4

of which vested	1.7	1.0	0.2

of which unvested	7.9	13.7	20.2

1 Includes SISUs granted in January and throughout the year.

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price on the grant date. The ISU base unit vests equally on each of the three anniversaries of the grant date, whereas the ISU leverage unit will only vest on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest.

On January 21, 2010, the Group granted 6.0 million ISUs. The fair value of the 2010 ISU base units was CHF 50.30 and the fair value of the 2010 ISU leverage units was CHF 13.45. For the ISUs granted in January 2010, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares.

In 2012, the ISU leverage units granted in 2009 were settled with a value for each outstanding leverage unit equivalent to 0.986 Group shares. In 2011, the ISU leverage units granted in 2008 were settled but did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.3	37.7	41.5

Granted	–	–	6.0	[1]

Settled	(8.8)	(23.3)	(8.4)

Forfeited	(0.9)	(1.1)	(1.4)

Balance at end of period	3.6	13.3	37.7

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.9	33.8

1 Includes ISUs granted in January and throughout the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards. These Cash Retention Awards payments, which were made in the first quarter of 2009, were subject to vesting ratably over a two-year period and other conditions, and any unvested Cash Retention Awards would have had to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s >>>risk-weighted assets, resulting in a reduction in capital usage.

The PAF awards, which have a contractual term of eight years, are fully vested. All PAF awards remain subject to non-compete and non-solicit provisions that expire equally on each of the first three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

In June 2012 and December 2011, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. The new PAF awards are subject to the same contractual term, vesting period, performance criteria, settlement and other terms and conditions as the original PAF awards and constitute an additional risk transfer to employees on the expanded portfolio of assets that was removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage. As of the June 2012 and December 2011 election dates, approximately 41% and 35%, respectively, of employees holding PAF awards elected to exchange their existing PAF awards for the new PAF awards. Compensation expense for the new PAF awards will be updated at each reporting period date to reflect any change in the underlying fair value of the expanded portfolio of reference assets in addition to the original portfolio of PAF assets until the awards are finally settled. There was no impact on compensation expense on the exchange dates.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the grant date and expire after ten years.

There were no options granted during 2012, 2011 and 2010. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding or exercisable, no total intrinsic value of options exercised and the weighted-average remaining contractual term was 0.2 years. As of the exercise date, the total intrinsic value of options exercised during 2011 and 2010 was CHF 1 million and CHF 8 million, respectively. There was no cash received from option exercises in 2012. Cash received from option exercises during 2011 and 2010 was CHF 2 million and CHF 32 million, respectively. In January 2013, 4.8 million options expired.

Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.9	51.00	29.8	64.58	34.9	63.49

Exercised	0.0	0.00	(0.1)	31.78	(0.8)	40.12

Expired	(11.6)	59.36	(12.8)	82.61	(4.3)	60.37

Balance at end of period	5.3	32.59	16.9	51.00	29.8	64.58

of which exercisable at end of period	5.3	32.59	16.9	51.00	29.8	64.58

Fair value assumptions for share-based compensation
The Group’s current share-based awards do not require fair value modeling, as they are either based on market information or Group performance, which is linked to ROE and divisional pre-tax income.
In estimating the fair value of other share-based compensation awards, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available on the grant date that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility used in estimating fair values were based upon the implied market volatility of traded options on Group shares, the historical volatility of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. The expected dividend cash flows were based on a future dividend cash flow assumption which was based on market expectations. The expected risk-free interest rate was based on the current LIBOR rate on the grant date that corresponds with the expected term of the award. LIBOR rates were used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards were expected to be outstanding and was generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of SISUs and ISUs granted in 2010, based on the annual deferred compensation process.
Significant fair value assumptions
in	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Delivered shares
In the past, the Group typically met its obligations to deliver share awards under its compensation programs by purchasing treasury shares in the market and by entering into third-party hedge instruments. During 2012 and 2011, the Group settled outstanding share-based compensation awards primarily through the issuance of new shares from conditional capital.

Bank
Employee deferred compensation
26 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2012 and prior years that was recognized in the consolidated statements of operations during 2012, 2011 and 2010, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2012 and prior years outstanding as of December 31, 2012 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized.

Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	773	759	293

Performance share awards	362	0	0

2011 Partner Asset Facility awards [1]	675	0	0

Adjustable Performance Plan share awards	71	0	0

Adjustable Performance Plan cash awards	281	1,087	948

Restricted Cash Awards	165	252	0

Scaled Incentive Share Units	95	404	552

Incentive Share Units	62	172	716

Cash Retention Awards	0	0	574

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(2)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	363	337	421

Total deferred compensation expense	3,020	3,014	3,547

Total shares delivered (million)

Total shares delivered	30.9	23.7	46.7

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	700

Performance share awards	158

Adjustable Performance Plan share awards	41

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	72

Other cash awards	72

Total	1,097

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Share awards
On January 17, 2013, the Bank granted 37.8 million share awards with a total value of CHF 947 million. The estimated unrecognized compensation expense of CHF 932 million was determined based on the fair value of the award on the grant date, including the current estimate of future forfeitures, but excluding the share awards that have been reallocated to Plus Bond awards after the grant date, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 19, 2012 and January 20, 2011, the Bank granted 19.7 million and 34.0 million share awards with a total value of CHF 432 million and CHF 1,408 million, respectively, equivalent to the Group’s closing share price on the grant date.

On January 17, 2013, the Bank granted 0.1 million blocked shares with a total value of CHF 3 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2012. On January 19, 2012 and January 20, 2011, the Bank granted 0.4 million and 0.7 million blocked shares with a total value of CHF 9 million and CHF 30 million, respectively.

Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	47.6	41.91	17.3	43.86	15.5	45.67

Granted	24.5	23.39	39.8	41.03	7.1	45.30

Settled	(14.6)	40.43	(7.4)	43.39	(4.9)	48.39

Forfeited	(2.4)	36.96	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.1	34.27	47.6	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.2	–	45.8	–	16.0	–

Performance share awards
On January 17, 2013, the Bank granted 26.0 million performance share awards with a total value of CHF 651 million. The estimated unrecognized compensation expense of CHF 668 million was determined based on the fair value of the award at the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period. On January 19, 2012, the Bank granted 23.2 million performance share awards with a total value of CHF 509 million.

Performance share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.3	23.90

Forfeited	(0.4)	23.90

Balance at end of period	22.9	23.90

of which vested	0.9	–

of which unvested	22.0	–

2011 Partner Asset Facility
In January 2012, the Bank awarded 2011 Partner Asset Facility (PAF2) units with a fair value of CHF 497 million and the associated compensation expenses were fully expensed in the first quarter of 2012 as the awards were fully vested as of March 31, 2012.

Adjustable Performance Plan Awards
On January 20, 2011, the Bank granted Adjustable Performance Plan cash awards with a total value of CHF 1,099 million.
In 2012, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards. Adjustable Performance Plan holders elected to convert CHF 479 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%.

Upon conversion, CHF 435 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards were reclassified to total shareholder’s equity.

Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	29.9

Forfeited	(0.2)

Balance at end of period	29.7

of which vested	0.3

of which unvested	29.4

Scaled Incentive Share Unit
On January 21, 2010, the Bank granted 20.7 million Scaled Incentive Share Units (SISUs).
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.4	20.0	–

Granted	–	–	20.7	[1]

Settled	(4.8)	(5.0)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.4	14.4	20.0

of which vested	1.7	1.0	0.2

of which unvested	7.7	13.4	19.8

1 Includes SISUs granted in January and throughout the year.

Incentive Share Unit
On January 21, 2010, the Bank granted 6.0 million Incentive Share Units (ISUs).
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.2	37.2	40.2

Granted	–	–	6.0	[1]

Settled	(8.7)	(23.0)	(8.2)

Forfeited	(0.9)	(1.0)	(0.8)

Balance at end of period	3.6	13.2	37.2

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.8	33.3

1 Includes ISUs granted in January and throughout the year.

Share options
There were no options granted during 2012, 2011 and 2010. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding or exercisable, no total intrinsic value of options exercised and the weighted-average remaining contractual term of options was 0.2 years. As of the exercise date, the total intrinsic value of options exercised during 2011 and 2010 was CHF 1 million and CHF 8 million, respectively. There was no cash received from option exercises in 2012. Cash received from option exercises during 2011 and 2010 was CHF 2 million and CHF 32 million, respectively. In January 2013, 4.7 million options expired.

Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercised	0.0	0.00	(0.1)	31.74	(0.8)	40.12

Settled	0.0	0.00	0.0	0.00	0.0	0.00

Expired	(11.3)	59.40	(11.7)	82.41	(3.7)	57.98

Balance at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Exercisable at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Fair value assumptions for share-based compensation
The following table illustrates the significant assumptions used to estimate the >>>fair value of SISUs and ISUs granted in 2010, based on the annual deferred compensation process.
Significant fair value assumptions
	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Related parties	12 Months Ended
Dec. 31, 2012
Related parties
28 Related parties
Executive Board and Board of Directors Compensation
> Refer to “Note 3 – Compensation to members of the Executive Board and the Board of Directors” in VI – Parent company financial statements – Credit Suisse Group for additional information on compensation to members of the Executive Board and the Board of Directors.

Executive Board and Board of Directors loans
in	2012		2011		2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18		19

Additions	3		5		5

Reductions	(17)		(1)		(6)

Balance at end of period	8	[1]	22		18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	34	[2]	35		25

Additions	12		2		14

Reductions	(5)		(3)		(4)

Balance at end of period	41	[2]	34	[2]	35

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and five, respectively.

Executive Board and Board of Directors loans
A large majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities. Such loans are made to Executive Board and Board of Directors members on the same terms available to third-party clients or, in the case of loans to members of the Executive Board, pursuant to widely available employee benefit plans. The highest loan outstanding was CHF 4 million to Eric Varvel as of December 31, 2012.

All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, fixed-rate mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. When granting a loan to these individuals, the same credit approval and risk assessment procedures apply as for loans to other employees. Unless otherwise noted, all loans to Executive Board members were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees, and did not involve more than the normal risk of collectability or present other unfavorable features.

Members of the Board of Directors with loans do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Members of the Board of Directors who were previously employees of the Group may still have outstanding loans, which were extended to them at the time that employee conditions applied to them. Unless otherwise noted, all loans to members of the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present other unfavorable features. In addition to the loans included in the “Executive Board and Board of Directors loans” table, the Group or any of its banking subsidiaries may enter into financing and other banking agreements with companies in which current members of the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. Unless otherwise noted, loans extended by the Group to such companies are also made in the ordinary course of business and at prevailing market conditions.

Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board and the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2012, 2011 and 2010, there was no loan exposure to such related parties that was not made in the ordinary course of business and at prevailing market conditions.

Related party transactions
Exchange of Tier 1 Capital Notes into Tier 1 Buffer Capital Notes
In February 2011, the Group entered into definitive agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group (the Investors), each of which has significant holdings of Group shares and other Group financial products, to issue tier 1 buffer capital notes (Tier 1 BCN). Under the agreements, the Investors agreed to purchase USD 3.45 billion Tier 1 BCN and CHF 2.5 billion Tier 1 BCN in exchange for their holdings of USD 3.5 billion 11% tier 1 capital notes and CHF 2.5 billion 10% tier 1 capital notes issued in 2008 (Tier 1 Capital Notes), or in the event that the Tier 1 Capital Notes have been redeemed in full, for cash. At that time, the purchase or exchange was expected to occur no earlier than October 23, 2013, the first call date of the Tier 1 Capital Notes. In July 2012, we entered into an amendment agreement with an entity affiliated with The Olayan Group for the immediate exchange of USD 1.725 billion of their existing Tier 1 Capital Notes into an equivalent principal amount of Tier 1 BCN, thereby accelerating the exchange initially scheduled for October 2013. The accelerated exchange of some of the outstanding Tier 1 Capital Notes was one of a number of capital strengthening measures that the Group announced in July 2012.

Under their terms, the Tier 1 BCN will be converted into Group ordinary shares if the Group’s reported common equity tier 1 (CET1) ratio, as determined under the >>>Basel Committee on Banking Supervision (BCBS) regulations as of the end of any calendar quarter, falls below 7% (or any lower applicable minimum threshold), unless the >>>Swiss Financial Market Supervisory Authority (FINMA), at the Group’s request, has agreed on or prior to the publication of the Group’s quarterly results that actions, circumstances or events have restored, or will imminently restore, the ratio to above the applicable threshold. The Tier 1 BCN will also be converted if FINMA determines that conversion is necessary, or that we require public sector capital support, to prevent the Group from becoming insolvent, bankrupt or unable to pay a material amount of the Group’s debts, or other similar circumstances. In addition, conversion of the Tier 1 BCN held by The Olayan Group will be triggered if, in the event of a request by FINMA for an interim report prior to the end of any calendar quarter, the Group’s reported CET1 ratio, as of the end of any such interim period, falls below 5%. The conversion price will be the higher of a given floor price per share (subject to customary adjustments) or the daily volume weighted average sales price of the Group’s ordinary shares over a five-day period preceding the notice of conversion. In connection with the July 2012 exchange, the conversion floor price of the Tier 1 BCN delivered in the exchange as well as the remaining Tier 1 BCN scheduled to be delivered in October 2013 was adjusted to match the conversion price of the MACCS described below. The Tier 1 BCN are deeply subordinated, perpetual and callable by the Group no earlier than 2018 and in certain other circumstances with FINMA approval. Interest is payable on the USD 3.45 billion Tier 1 BCN and CHF 2.5 billion Tier 1 BCN at fixed rates of 9.5% and 9.0%, respectively, and will reset after the first call date. Interest payments will generally be discretionary (unless triggered), subject to suspension in certain circumstances and non-cumulative.

At the time of the original transaction, the Group determined that this was a material transaction and deemed the Investors to be related parties of the Group’s Board of Directors members Mr. Al Thani and Mr. Syriani, respectively, for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent buffer capital, for which there was no established market, and the terms of the Tier 1 Capital Notes issued in 2008 and held by the Investors, were fair.

Issuance of mandatory and contingent convertible securities
In July 2012, the Group issued CHF 3.8 billion MACCS that are mandatorily convertible into 233.5 million shares at a conversion price of CHF 16.29 per share on March 29, 2013 (subject to early conversion upon certain contingency and viability events), with settlement and delivery of shares in early April 2013. Strategic and institutional investors purchased CHF 2.0 billion of MACCS and shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS. The conversion price of CHF 16.29 per share corresponded to 95% of the volume weighted average market price for the two trading days preceding the transaction. Investors in the MACCS included entities affiliated with the Investors, which also have been deemed by the Group to be related parties of the Group’s Board of Directors’ members, Mr. Al Thani and Mr. Syriani, respectively. The issuance of the MACCS was one of a number of capital strengthening measures executed by the Group in 2012. In addition to the Investors, a number of other investors of the Group purchased the MACCS, including Norges Bank and the Capital Group Companies, Inc., which, like the Investors, have significant holdings of Group shares. The terms and conditions for the conversion of the MACCS are equally applicable to all purchasers.

Plus Bonds
The Group provided members of the Executive Board who did not participate in the structuring of the instrument the opportunity to invest their own funds in Plus Bond instruments with substantially the same terms as the Plus Bond awards granted to certain employees as deferred variable compensation for 2012. As a result, certain Executive Board members acquired an aggregate of CHF 9 million in Plus Bond instruments in February 2013.

Loan to Arcapita Bank
In February 2012, the Group downgraded to impaired status a loan with an outstanding principal amount of USD 30 million to Arcapita Bank B.S.C. (Arcapita Bank), an international investment firm headquartered in Bahrain. The financing provided to Arcapita Bank was extended in 2007 on arm's length terms and, at the time, did not involve more than the normal risk of collectability or present other unfavorable features. Arcapita Bank may be deemed to be a related party entity of the Group because its Board of Directors’ member Mr. Al Thani is also a member of the board of directors of Arcapita Bank. Mr. Al Thani joined the Arcapita Bank board of directors in October 2008 and the Group’s Board of Directors in 2010, in both cases after the loan was extended. Arcapita Bank filed for Chapter 11 bankruptcy in the US in March 2012, and the Group subsequently sold its USD 30 million credit position to an unrelated third party. As of December 31, 2012, the Group had no credit exposure to Arcapita Bank.

Liabilities due to own pension funds
Liabilities due to the Group’s own defined benefit pension funds as of December 31, 2012 and 2011 of CHF 3,232 million and CHF 2,790 million, respectively, are reflected in various liability accounts in the Group’s consolidated balance sheets. In December 2011, the Group’s Swiss pension fund invested CHF 350 million into mandatory convertible securities issued by Credit Suisse Group Finance (Guernsey) Limited, an unconsolidated SPE wholly owned by the Group. The mandatory convertible securities contained a 2% coupon and converted into 16.5 million Group shares at maturity in December 2012. In addition, other unconsolidated SPEs wholly owned by the Group had liabilities to the pension funds of the Group with notional values of CHF 78 million and CHF 26 million as of December 31, 2012 and 2011, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2012	2011	2010

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	13	45	83

Net borrowings/(repayments)	(1)	(32)	(38)

Balance at end of period	12	13	45

Bank
Related parties
27 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries and affiliates of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.

> Refer to “Note 28 – Related parties” in V – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2012	2011

Assets (CHF million)

Cash and due from banks	386	977

Interest-bearing deposits with banks	1,775	1,910

Trading assets	213	268

Net loans	7,894	7,950

Other assets	58	67

Total assets	10,326	11,172

Liabilities (CHF million)

Due to banks/customer deposits	1,915	2,856

Trading liabilities	209	21

Long-term debt	4,907	6,872

Other liabilities	206	227

Total liabilities	7,237	9,976

Related party revenues and expenses
in	2012	2011	2010

Revenues (CHF million)

Interest and dividend income	54	61	78

Interest expense	(117)	(195)	(252)

Net interest income	(63)	(134)	(174)

Commissions and fees	6	(50)	(71)

Other revenues	174	201	205

Net revenues	117	17	(40)

Expenses (CHF million)

Total operating expenses	270	309	400

Related party guarantees
end of	2012	2011

Guarantees (CHF million)

Credit guarantees and similar instruments	1	1

Performance guarantees and similar instruments	0	1

Derivatives	0	0

Other guarantees	0	2

Total guarantees	1	4

Loans to members of the Executive Board and the Board of Directors
	2012		2011	2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18	19

Additions	3		5	5

Reductions	(17)		(1)	(6)

Balance at end of period	8	[1]	22	18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	33	[2]	34	24

Additions	13		2	14

Reductions	(5)		(3)	(4)

Balance at end of period	41	[2]	33	34

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was six and five, respectively.

Liabilities due to own pension funds
Liabilities due to the Bank’s own pension funds as of December 31, 2012 and 2011 of CHF 2,804 million and CHF 2,263 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.

Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2012
Pension and other post-retirement benefits
29 Pension and other post-retirement benefits
Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan and the discontinuance of the annuity section, effective as of January 1, 2013. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. As of December 31, 2012 and 2011, the Group’s pension plan in Switzerland comprised 80% and 81%, respectively, of all the Group’s employees participating in defined benefit plans and 83% and 84%, respectively, of the >>>fair value of plan assets and 83% of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions were calculated as a percentage of the employees’ salary level varying between 9.0% and 12.5% depending on the employees’ age and funding level. The Group’s contributions were at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2012	2011	2010	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	347	319	269	30	33	30	1	0	1

Interest costs on benefit obligation	378	416	453	127	123	134	8	7	9

Expected return on plan assets	(617)	(668)	(637)	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(52)	17	17	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	144	84	86	74	51	36	13	9	6

Net periodic pension costs	200	168	188	66	47	38	20	14	14

Settlement losses/(gains)	90	0	1	0	0	(2)	0	0	0

Curtailment losses/(gains)	(35)	1	0	0	0	0	0	0	0

Special termination benefits	19	10	2	0	0	0	0	0	0

Total pension costs	274	179	191	66	47	36	20	14	14

Total pension costs reflected in compensation and benefits – other for 2012, 2011 and 2010 were CHF 360 million, CHF 240 million and CHF 241 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group launched a number of cost efficiency measures including headcount reduction. This resulted in a curtailment gain of CHF 35 million and a curtailment loss of CHF 1 million in 2012 and 2011, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered, and in additional costs of CHF 90 million in 2012 in relation to the settlement of the pension obligation for employees in Switzerland who have been effectively terminated. Special termination benefit costs of CHF 19 million and CHF 10 million have been recognized in 2012 and 2011, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures. The previous headcount reduction announced in December 2008, resulted in special termination benefits of CHF 2 million in 2010 related to the Swiss pension plans and settlement costs of CHF 1 million in 2010 in connection with our Swiss pension plan. The discontinuance of a Japanese plan in 2009 resulted in a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2012	2011	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	13,944	13,813	2,675	2,373	174	160

Plan participant contributions	231	240	0	0	0	0

Service cost	347	319	30	33	1	0

Interest cost	378	416	127	123	8	7

Plan amendments	(402)	(483)	0	(2)	0	0

Settlements	(335)	0	0	(1)	0	0

Curtailments	(64)	(51)	(12)	1	0	0

Special termination benefits	19	10	1	4	0	0

Actuarial losses/(gains)	855	302	70	199	10	15

Plans removed	0	0	(6)	0	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	0	0	(9)	1	(5)	0

End of the measurement period	14,296	13,944	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,604	13,428	2,586	2,121	0	0

Actual return on plan assets	1,035	(121)	234	485	0	0

Employer contributions	482	679	158	33	8	8

Plan participant contributions	231	240	0	0	0	0

Settlements	(335)	0	0	(1)	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	0	0	18	4	0	0

End of the measurement period	14,340	13,604	2,893	2,586	0	0

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	44	(340)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	45	0	695	498	0	0

Current liabilities	0	0	(7)	(8)	(8)	(8)

Noncurrent liabilities	(1)	(340)	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	13,821	13,467	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2012 and 2011, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures. In addition, two plan amendments occurred in the Swiss pension plan over the last two years: the changeover from the annuity section to the savings section as announced on December 20, 2011, which resulted in a reduction in the PBO of CHF 515 million, and the upcoming reduction in the conversion rate, used to determine the pension annuity, as announced on December 17, 2012, which resulted in a reduction in the PBO of CHF 402 million. In 2011, it was also decided to merge the two pension plans in Switzerland, the main plan and the supplementary plan, which resulted in a prior service cost of CHF 32 million.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2012 and 2011 was an underfunding of CHF 16 million and CHF 603 million, respectively.

In the fourth quarter of 2011, the Group made a special contribution of CHF 203 million to the Swiss pension plan. In 2013, the Group expects to contribute CHF 463 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2012 and 2011, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2012	2011	2012	2011		2012	2011	2012	2011

CHF million

PBO	6	13,937	1,400	1,340		6	0	1,382	1,326

ABO	5	13,460	1,364	1,304		5	0	1,354	1,296

Fair value of plan assets	5	13,597	825	753		5	0	810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,748)	(3,696)	(53)	(55)	(3,801)	(3,751)

Prior service credit/(cost)	607	358	3	4	610	362

Total	(3,141)	(3,338)	(50)	(51)	(3,191)	(3,389)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2012 and 2011 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2013.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	(437)	92	(345)	(10)	4	(6)	(351)

Prior service credit/(cost)	402	(83)	319	0	0	0	319

Amortization of actuarial losses/(gains)	218	(57)	161	13	(5)	8	169

Amortization of prior service cost/(credit)	(53)	12	(41)	(2)	1	(1)	(42)

Immediate recognition due to curtailment/settlement	131	(28)	103	0	0	0	103

Total amounts recognized in other comprehensive income	261	(64)	197	1	0	1	198

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	0	0	0	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	0	0	0	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	251	7

Amortization of prior service cost/(credit)	(76)	0

Total	175	7

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	4.3	4.8	4.8	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	2.2	2.8	3.1	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	1.2	1.4	2.0	4.0	4.0	4.2	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2012 and 2011 and 9.75% for 2010 was assumed in the cost of covered health care benefits. As of December 31, 2012, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2012, 2011 and 2010, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.4 million, CHF 1.3 million and CHF 1.5 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 27 million, CHF 23 million and CHF 26 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.1 million and CHF 1.2 million, and a decrease in post-retirement defined benefit obligation of CHF 22 million, CHF 19 million and CHF 21 million as of December 31, 2012, 2011 and 2010.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2012 and 2011, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 256 million and CHF 598 million, respectively, and the total fair value of Group equity securities and options was CHF 109 million and CHF 33 million, respectively.

Fair value hierarchy of plan assets
> Refer to “Fair value hierarchy” in Note 33 – Financial instruments for discussion of the fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,630	0		0	2,630	2,212	0		0	2,212

Debt securities	1,137	2,894		0	4,031	1,525	3,890		0	5,415

of which governments	959	28		0	987	1,410	39		0	1,449

of which corporates	178	2,866		0	3,044	115	3,851		0	3,966

Equity securities	1,821	1,651		0	3,472	1,040	1,421		0	2,461

Real estate	0	552		1,080	1,632	0	500		1,034	1,534

of which direct	0	0		1,078	1,078	0	0		1,034	1,034

of which indirect	0	552		2	554	0	500		0	500

Alternative investments	0	1,908		662	2,570	0	1,376		606	1,982

of which private equity	0	0		662	662	0	0		606	606

of which hedge funds	0	1,668		0	1,668	0	1,583		0	1,583

of which other	0	240	[1]	0	240	0	(207)	[1]	0	(207)

Other investments	0	5		0	5	0	0		0	0

Switzerland	5,588	7,010		1,742	14,340	4,777	7,187		1,640	13,604

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

International	422	2,277		194	2,893	266	2,056		264	2,586

Total plan assets at fair value	6,010	9,287		1,936	17,233	5,043	9,243		1,904	16,190

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate	1,118	0	0	50	0	3	(2)	1,169

of which direct	1,034	0	0	44	0	0	0	1,078

of which indirect	84	0	0	6	0	3	(2)	91

Alternative investments	696	0	0	(17)	3	31	(17)	696

of which private equity	615	0	0	(18)	2	82	(15)	666

of which hedge funds	81	0	0	1	1	(51)	(2)	30

Total plan assets at fair value	1,904	0	(28)	42	6	31	(19)	1,936

of which Switzerland	1,640	0	0	27	0	89	(14)	1,742

of which International	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	0	0	31	0	21	0	1,118

of which direct	1,014	0	0	20	0	0	0	1,034

of which indirect	52	0	0	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	0	0	28	(5)	10	1	615

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	0	0	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2012	2011	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	18.3	16.2	13.6	2.7

Debt securities	28.1	39.8	44.6	39.1

Equity securities	24.2	18.1	25.9	34.4

Real estate	11.4	11.3	3.1	3.2

Alternative investments	18.0	14.6	9.5	17.2

Insurance	0.0	0.0	3.3	3.4

Total	100.0	100.0	100.0	100.0

The following table shows the target plan asset allocation for 2013 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2013.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2013 (%)

Cash and cash equivalents	10	0

Debt securities	40	62

Equity securities	25	22

Real estate	10	3

Alternative investments	15	10

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	942	8

2014	933	9

2015	927	9

2016	909	10

2017	888	11

For five years thereafter	4,709	57

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2012, 2011 and 2010, the Group contributed to these plans and recognized as expense CHF 221 million, CHF 246 million and CHF 263 million, respectively.

Bank
Pension and other post-retirement benefits
28 Pension and other post-retirement benefits
Pension plans
The Bank participates in a defined benefit pension plan sponsored by the Group and has single-employer defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.

Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan). The plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the plan, which is set up as an independent trust domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan and the discontinuance of the annuity section, effective as of January 1, 2013. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan, for both the annuity section and the savings section, and uses the projected unit credit actuarial method to determine the net periodic pension expense, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a Group pension plan because other legal entities within the Group also participate in the plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 95% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.

The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the annuity section of the plan, the Bank’s contributions were determined using a predetermined formula based on each employee’s salary level, age and funding level and amount to at least 200% of each employee’s contribution. In the savings section of the plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

During 2012, 2011 and 2010, the Bank contributed and recognized as expense CHF 458 million, CHF 645 million and CHF 653 million to the Group plan, respectively. The Bank expects to contribute CHF 403 million to the Group plan during 2013. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2012, 2011 and 2010 would have been lower by CHF 197 million, CHF 476 million and CHF 472 million, respectively, and the Bank would have recognized CHF 88 million, CHF 96 million and CHF 98 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.

As of December 31, 2012 and 2011, the ABO of the Group plan was CHF 13.8 billion and CHF 13.5 billion, the PBO was CHF 14.3 billion and CHF 13.9 billion and the >>>fair value of plan assets was CHF 14.3 billion and CHF 13.6 billion, respectively. As of December 31, 2012 and 2011, the Group plan was overfunded on an ABO basis by CHF 519 million and CHF 137 million. On a PBO basis, the Group plan was overfunded by CHF 44 million as of December 31, 2012 and underfunded by CHF 340 million as of December 31, 2011. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the funded status of the Group plan on a PBO basis of CHF 42 million as an asset as of December 31, 2012 and CHF 323 million as a liability as of December 31, 2011 in the consolidated balance sheets.

If the Bank had accounted for the Group plan as a defined benefit plan, the Bank would have used the assumptions made by the Group for the calculation of the expense and liability associated with the Group plan.

> Refer to “Note 29 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various pension plans cover the Bank’s employees outside of Switzerland, including both single-employer defined benefit and defined contribution pension plans. These plans provide defined benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are derived based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Bank sponsors post-retirement defined benefit plans, that provide health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	30	33	30	1	0	1

Interest costs on benefit obligation	127	123	134	8	7	9

Expected return on plan assets	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	74	51	36	13	9	6

Net periodic pension costs	66	47	38	20	14	14

Settlement losses/(gains)	0	0	(2)	0	0	0

Total pension costs	66	47	36	20	14	14

Total pension costs reflected in compensation and benefits – other for 2012, 2011 and 2010 were CHF 86 million, CHF 61 million and CHF 50 million, respectively.
The discontinuance of a Japanese plan in 2009 resulted in a gain of CHF 2 million in 2010 from the related settlement of the obligation.
Benefit obligation
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans and as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans

in / end of	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	2,675	2,373	174	160

Service cost	30	33	1	0

Interest cost	127	123	8	7

Plan amendments	0	(2)	0	0

Settlements	0	(1)	0	0

Curtailments	(12)	1	0	0

Special termination benefits	1	4	0	0

Actuarial losses/(gains)	70	199	10	15

Plans removed	(6)	0	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	(9)	1	(5)	0

End of the measurement period	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	2,586	2,121	0	0

Actual return on plan assets	234	485	0	0

Employer contributions	158	33	8	8

Settlements	0	(1)	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	18	4	0	0

End of the measurement period	2,893	2,586	0	0

Total funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	695	498	0	0

Current liabilities	(7)	(8)	(8)	(8)

Noncurrent liabilities	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2012 and 2011 was an underfunding of CHF 60 million and CHF 263 million, respectively.

In 2012 and 2011, the Bank made contributions of CHF 158 million and CHF 33 million, respectively, to the international single-employer defined benefit pension plans. In 2013, the Bank expects to contribute CHF 47 million to the international single-employer defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2012 and 2011, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]

December 31	2012	2011		2012	2011

CHF million

PBO	1,400	1,340		1,382	1,326

ABO	1,364	1,304		1,354	1,296

Fair value of plan assets	825	753		810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(617)	(674)	(53)	(55)	(670)	(729)

Prior service credit/(cost)	0	0	3	4	3	4

Total	(617)	(674)	(50)	(51)	(667)	(725)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2012 and 2011 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2013.

Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	0	0	0	(10)	4	(6)	(6)

Amortization of actuarial losses/(gains)	74	(27)	47	13	(5)	8	55

Amortization of prior service cost/(credit)	(1)	1	0	(2)	1	(1)	(1)

Immediate recognition due to curtailment/settlement	12	(2)	10	0	0	0	10

Total amounts recognized in other comprehensive income	85	(28)	57	1	0	1	58

2011 (CHF million)

Actuarial gains/(losses)	126	(14)	112	(15)	6	(9)	103

Amortization of actuarial losses/(gains)	51	(17)	34	9	(4)	5	39

Amortization of prior service cost/(credit)	0	0	0	(2)	1	(1)	(1)

Total amounts recognized in other comprehensive income	177	(31)	146	(8)	3	(5)	141

Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	47	7

Total	47	7

Assumptions
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

December 31	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	4.0	4.0	4.2	–	–	–

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2012 and 2011 and 9.75% for 2010 was assumed in the cost of covered health care benefits. As of December 31, 2012, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2012, 2011 and 2010, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.4 million, CHF 1.3 million and CHF 1.5 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 27 million, CHF 23 million and CHF 26 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.1 million and CHF 1.2 million, and a decrease in post-retirement defined benefit obligation of CHF 22 million, CHF 19 million and CHF 21 million as of December 31, 2012, 2011 and 2010.

Plan assets and investment strategy
> Refer to “Note 29 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2012 and 2011, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

Total plan assets at fair value	422	2,277		194	2,893	266	2,056		264	2,586

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate – indirect	84	0	0	6	0	1	(2)	89

Alternative investments	90	0	0	0	3	(56)	(3)	34

of which private equity	9	0	0	(1)	2	(6)	0	4

of which hedge funds	81	0	0	1	1	(50)	(3)	30

Total plan assets at fair value	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate – indirect	52	0	0	11	0	21	0	84

Alternative investments	94	3	(4)	(2)	3	(4)	0	90

of which private equity	8	0	0	1	0	0	0	9

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	268	33	(6)	5	8	(44)	0	264

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
December 31	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	13.6	2.7

Debt securities	44.6	39.1

Equity securities	25.9	34.4

Real estate	3.1	3.2

Alternative investments	9.5	17.2

Insurance	3.3	3.4

Total	100.0	100.0

The following table shows the target plan asset allocation for 2013 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2013.

Weighted-average target plan asset allocation to be applied prospectively
2013 (%)

Cash and cash equivalents	0

Debt securities	62

Equity securities	22

Real estate	3

Alternative investments	10

Insurance	3

Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	55	8

2014	64	9

2015	73	9

2016	75	10

2017	87	11

For five years thereafter	582	57

Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2012, 2011, and 2010, the Bank contributed to these plans and recognized as expense CHF 219 million, CHF 244 million and CHF 263 million, respectively.

Derivatives and hedging activities	12 Months Ended
Dec. 31, 2012
Derivatives and hedging activities
30 Derivatives and hedging activities
>>>Derivatives are generally either privately negotiated >>>OTC contracts or standard contracts transacted through regulated exchanges. The Group’s most frequently used freestanding derivative products, entered into for trading and risk management purposes, include interest rate, credit default and cross-currency swaps, interest rate and foreign exchange options, foreign exchange forward contracts and foreign exchange and interest rate futures.

The Group also enters into contracts that are not considered derivatives in their entirety but include embedded derivative features. Such transactions primarily include issued and purchased structured debt instruments where the return may be calculated by reference to an equity security, index or third-party credit risk, or that have non-standard interest or foreign exchange terms.

On the date a derivative contract is entered into, the Group designates it as belonging to one of the following categories:
– trading activities;
– a risk management transaction that does not qualify as a hedge under accounting standards (referred to as an economic hedge);
– a hedge of the >>>fair value of a recognized asset or liability;
– a hedge of the variability of cash flows to be received or paid relating to a recognized asset or liability or a forecasted transaction; or
– a hedge of a net investment in a foreign operation.
Trading activities
The Group is active in most of the principal trading markets and transacts in many popular trading and hedging products. As noted above, this includes the use of swaps, futures, options and structured products, such as custom transactions using combinations of derivatives, in connection with its sales and trading activities. Trading activities include market making, positioning and arbitrage activities. The majority of the Group’s derivatives were used for trading activities.

Economic hedges
Economic hedges arise when the Group enters into derivative contracts for its own risk management purposes, but the contracts entered into do not qualify for hedge accounting under US GAAP. These economic hedges include the following types:

– interest rate derivatives to manage net interest rate risk on certain core banking business assets and liabilities;
– foreign exchange derivatives to manage foreign exchange risk on certain core banking business revenue and expense items, as well as on core banking business assets and liabilities;
– credit derivatives to manage credit risk on certain loan portfolios; and
– futures to manage risk on equity positions including convertible bonds.
Derivatives used in economic hedges are included as trading assets or trading liabilities in the consolidated balance sheets.
Hedge accounting
Fair value hedges
The Group designates fair value hedges as part of an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize fluctuations in earnings that are caused by interest rate volatility. In addition to hedging changes in fair value due to interest rate risk associated with fixed rate loans, >>>repurchase agreements and long-term debt instruments, the Group uses:

– cross-currency swaps to convert foreign-currency-denominated fixed rate assets or liabilities to floating rate functional currency assets or liabilities; and
– foreign exchange forward contracts to hedge the foreign exchange risk associated with available-for-sale securities.
Cash flow hedges
The Group designates cash flow hedges as part of its strategy to mitigate its risk to variability of cash flows on loans, deposits and other debt obligations by using interest rate swaps to convert variable rate assets or liabilities to fixed rates. The Group also uses cross-currency swaps to convert foreign-currency-denominated fixed and floating rate assets or liabilities to fixed rate assets or liabilities based on the currency profile to which the Group elects to be exposed. This includes, but is not limited to, Swiss francs and US dollars. Further, the Group uses derivatives to hedge its cash flows associated with forecasted transactions. As of the end of 2012, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was eight months.

Net investment hedges
The Group designates net investment hedges as part of its strategy to hedge selected net investments in foreign operations against adverse movements in foreign exchange rates, typically using forward foreign exchange contracts.

Hedge effectiveness assessment
The Group assesses the effectiveness of hedging relationships both prospectively and retrospectively. The prospective assessment is made both at the inception of a hedging relationship and on an ongoing basis, and requires the Group to justify its expectation that the relationship will be highly effective over future periods. The retrospective assessment is also performed on an ongoing basis and requires the Group to determine whether or not the hedging relationship has actually been effective. If the Group concludes, through a retrospective evaluation, that hedge accounting is appropriate for the current period, then it measures the amount of hedge ineffectiveness to be recognized in earnings.

Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in this table. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 33 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,155.2	635.6	630.1	62.8	3.9	1.5

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,048.4	700.9	695.4	62.8	3.9	1.5

Forwards	2,133.4	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.3	32.2	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,473.5	63.5	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.0	4.6	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	214.9	11.4	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.0	30.3	31.0	0.0	0.0	0.0

Credit derivatives [2]	1,694.4	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,439.1	833.2	842.6	82.4	4.1	1.6

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.5 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.2	929.1	936.1

Counterparty netting [1]	(766.8)	(766.8)	(836.4)	(836.4)

Cash collateral netting [1]	(33.4)	(36.7)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	37.1	40.7	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.2	39.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.2	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	834	548	564

Foreign exchange products	(13)	20	21

Total	821	568	585

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(878)	(585)	(546)

Foreign exchange products	13	(20)	(21)

Total	(865)	(605)	(567)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(44)	(37)	18

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	30	(6)	39

Total	38	(6)	39

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 5 million.
Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the amount specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit derivatives
Credit derivatives are contractual agreements in which the buyer generally pays a fee in exchange for a contingent payment by the seller if there is a credit event on the underlying referenced entity or asset. They are generally privately negotiated OTC contracts, with numerous settlement and payment terms, and most are structured so that they specify the occurrence of an identifiable credit event, which can include bankruptcy, insolvency, receivership, material adverse restructuring of debt or failure to meet obligations when due.

The Group enters into credit derivative contracts in the normal course of business, buying and selling protection to facilitate client transactions and as a market maker. This includes providing structured credit products for its clients to enable them to hedge their credit risk. The referenced instruments of these structured credit products are both investment grade and non-investment grade and could include corporate bonds, sovereign debt, asset-backed securities (ABS) and loans. These instruments can be formed as single items (single-named instruments) or combined on a portfolio basis (multi-named instruments). The Group purchases protection to economically hedge various forms of credit exposure, for example, the economic hedging of loan portfolios or other cash positions. Finally, the Group also takes proprietary positions which can take the form of either purchased or sold protection.

The credit derivatives most commonly transacted by the Group are >>>CDS and credit swaptions. CDSs are contractual agreements in which the buyer of the swap pays an upfront and/or a periodic fee in return for a contingent payment by the seller of the swap following a credit event of the referenced entity or asset. Credit swaptions are options with a specified maturity to buy or sell protection under a CDS on a specific referenced credit event.

In addition, to reduce its credit risk, the Group enters into legally enforceable >>>netting agreements with its derivative counterparties. Collateral on these derivative contracts is usually posted on a net counterparty basis and cannot be allocated to a particular derivative contract.

Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events. The Group believes that the maximum potential payout is not representative of the actual loss exposure based on historical experience. This amount has not been reduced by the Group’s rights to the underlying assets and the related cash flows. In accordance with most credit derivative contracts, should a credit event (or settlement trigger) occur, the Group is usually liable for the difference between the credit protection sold and the recourse it holds in the value of the underlying assets. The maximum potential amount of future payments has not been reduced for any cash collateral paid to a given counterparty as such payments would be calculated after netting all derivative exposures, including any credit derivatives with that counterparty in accordance with a related master netting agreement. Due to such netting processes, determining the amount of collateral that corresponds to credit derivative exposures only is not possible.

To reflect the quality of the payment risk on credit protection sold, the Group assigns an internally generated rating to those instruments referenced in the contracts. Internal ratings are assigned by experienced credit analysts based on expert judgment that incorporates analysis and evaluation of both quantitative and qualitative factors. The specific factors analyzed, and their relative importance, are dependent on the type of counterparty. The analysis emphasizes a forward-looking approach, concentrating on economic trends and financial fundamentals, and making use of peer analysis, industry comparisons and other quantitative tools. External ratings and market information are also used in the analysis process where available.

Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold. The maximum potential payout amount of credit protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

The Group also considers estimated recoveries that they would receive if the specified credit event occurred, including both the anticipated value of the underlying referenced asset that would, in most instances, be transferred to the Group and the impact of any purchased protection with an identical reference instrument and product type.

Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments, and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

The Group purchases its protection from banks and broker dealers, other financial institutions and other counterparties.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash >>>collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. >>>Total return swaps (TRS) of CHF 6.0 billion and CHF 4.8 billion as of 2012 and 2011, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.3	26.5

Total credit derivatives	1,694.4	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Bank
Derivatives and hedging activities
29 Derivatives and hedging activities
> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Hedge accounting
Cash flow hedges
As of the end of 2012, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was eight months.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 7 million.

Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,159.0	635.8	630.1	58.0	3.8	1.3

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,052.2	701.1	695.4	58.0	3.8	1.3

Forwards	2,134.1	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.4	32.1	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,474.3	63.4	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.1	4.5	5.9	0.0	0.0	0.0

Options bought and sold (OTC)	215.1	11.5	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.3	30.3	31.1	0.0	0.0	0.0

Credit derivatives [2]	1,694.5	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,444.1	833.3	842.7	77.6	4.0	1.4

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.7 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.1	929.1	936.4

Counterparty netting [1]	(766.7)	(766.7)	(836.5)	(836.5)

Cash collateral netting [1]	(33.3)	(36.7)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	37.3	40.7	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.4	39.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.1	3.6	1.8

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	849	634	576

Foreign exchange products	(13)	20	21

Total	836	654	597

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(894)	(672)	(559)

Foreign exchange products	13	(20)	(21)

Total	(881)	(692)	(580)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(45)	(38)	17

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	0	(5)	54

Total	8	(5)	54

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Bank includes all >>>derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit derivatives
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash >>>collateralized debt obligations (CDOs) and other instruments were excluded as they do not fall within the scope of US GAAP rules. >>>Total return swaps (TRS) of CHF 6.0 billion and CHF 4.8 billion as of December 31, 2012 and 2011, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.4	26.6

Total credit derivatives	1,694.5	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments	12 Months Ended
Dec. 31, 2012
Guarantees and commitments
31 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,104	1,550	334	845	12,833	12,446		167	2,166

Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812

Total guarantees	52,969	13,833	3,423	5,184	75,409	74,262		1,294	20,525

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Group to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees and other guarantees associated with VIEs.

Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Group provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.

Commercial and residential mortgage guarantees are made in connection with the Group’s commercial mortgage activities in the US, where the Group sells certain commercial and residential mortgages to the Federal National Mortgage Association (FNMA) and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Group also issues guarantees that require it to reimburse FNMA for losses on certain whole loans underlying mortgage-backed securities issued by FNMA, which are triggered by borrowers failing to perform on the underlying mortgages.

The Group also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in >>>fair value of those assets.

Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.

For private equity fund guarantees, the Group has provided investors in private equity funds sponsored by a Group entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Group generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Group is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.

Further, as part of the Group’s residential mortgage securitization activities in the US, the Group may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Group will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.

Securities lending indemnifications
Securities lending indemnifications include arrangements in which the Group agreed to indemnify securities lending customers against losses incurred in the event that security borrowers do not return securities subject to the lending agreement and the collateral held is insufficient to cover the market value of the securities borrowed. As indicated in the Guarantees table, the Group was fully collateralized in respect of securities lending indemnifications.

Derivatives
>>>Derivatives are issued in the ordinary course of business, generally in the form of written put options. Disclosures about derivative contracts are not required under US GAAP if such contracts may be cash settled and the Group has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Group has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Group has not included such contracts as guarantees.

The Group manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Group carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Group’s exposure was limited to the carrying value reflected in the table.

Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 is CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees.

PAF2 transaction
The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In the first quarter of 2012, the Group entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers the approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Group’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Group for counterparty risk management. As of December 31, 2012, the carrying value of the PAF2 awards was CHF 627 million. The amount of the PAF2 awards compensation expense for the year ended December 31, 2012 was CHF 647 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 27 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of December 31, 2012, the CDS had a positive replacement value of CHF 8 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 30 – Derivatives and hedging activities. The Group also has a credit support facility with this entity that allows the Group to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Group instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of December 31, 2012, the carrying value of the credit support facility included in this table was CHF 7 million. The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the BCBS published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Group may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims balance for GSEs, private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because the Group has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Group’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2012 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims during the period from January 1, 2012 to December 31, 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 37 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Group sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Group closely monitors all such contractual agreements in order to ensure that indemnification provisions are adequately provided for in the Group’s consolidated financial statements.

Other indemnifications
The Group provides indemnifications to certain counterparties in connection with its normal operating activities, for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Group typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Group may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Group does not expect any potential liabilities in respect of tax gross-ups to be material.

The Group is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults. The Group has determined that it is not possible to estimate the maximum amount of these obligations and believes that any potential requirement to make payments under these arrangements is remote.

Lease commitments
Lease commitments (CHF million)

2013	677

2014	593

2015	515

2016	464

2017	411

Thereafter	3,503

Future operating lease commitments	6,163

Less minimum non-cancellable sublease rentals	355

Total net future minimum lease commitments	5,808

Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	631	554	625

Sublease rental income	(98)	(97)	(123)

Total net expenses for operating leases	533	457	502

Operating lease commitments
The Group has contractual commitments under operating lease arrangements for certain premises and equipment. Under operating leases, the leased property is not reported on the balance sheet of the lessee. Lease payments required by the contract are generally expensed on a straight-line basis over the term of the lease. The related commitments for future rental expenses under operating leases are included in the table “Lease commitments”.

From time to time, the Group may enter into sale-leaseback transactions, in which an asset is sold and immediately leased back. If specific criteria are met, such asset is derecognized from the balance sheet and an operating lease is recognized. If the present value of the lease payments is equal to or higher than 10% of the fair value of the property sold, any resulting gains up to an amount equal to the present value of the lease payments are deferred and recognized in the statement of operations over the term of the lease as a reduction of rental expense. Gains on sale-leaseback transactions for which the lease payments are lower than 10% of the fair value of the property sold or gains in excess of the fair value of the lease payments are recognized in the statements of operations upon completion of the sale.

Sale-leaseback transactions in 2012
In the first quarter of 2012, the Group sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Group sold the Uetlihof office complex in Zurich, the Group’s principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.

During 2012, the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between five and ten years. Total contractual rental expenses under these leases will amount to CHF 41 million.

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,217	35	6	0	6,258		6,061		3,219

Loan commitments	169,462	23,574	37,690	6,384	237,110	[2]	231,639		153,460

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	949	864	172	576	2,561		2,561		131

Total other commitments	222,184	24,473	37,868	6,960	291,485		285,817		202,366

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 139,709 million and CHF 138,051 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Group guarantees payments to exporters against presentation of shipping and other documents.

Loan commitments
Loan commitments include unused credit facilities that can be revoked at our sole discretion upon notice to the client. A small portion of total loan commitments is related to the leveraged finance business. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.

Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the >>>reverse repurchase transactions takes place on specified future dates.
Other commitments
Other commitments include private equity commitments, firm commitments in underwriting securities, commitments arising from deferred payment letters of credit and from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.

In November 2007, Banco de Investimentos Credit Suisse (Brasil) S.A., a wholly owned subsidiary of Credit Suisse AG, acquired a majority interest (50% plus one share) in Hedging-Griffo and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In the second quarter of 2012, the Group acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 3 – Business developments and subsequent events” for further information.

Bank
Guarantees and commitments
30 Guarantees and commitments
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,101	1,548	334	845	12,828	12,441		167	2,164

Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789

Total guarantees	52,728	13,782	3,399	5,173	75,082	73,935		1,290	20,471

2011 (CHF million)

Credit guarantees and similar instruments	3,267	2,061	1,106	907	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	1,619	1,300	1,705	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	379	418	192	4,835	4,799		4	2,241

Total guarantees	55,181	17,012	7,961	8,514	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority (FINMA) or by the compulsory liquidation of another deposit-taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees.

PAF2 transaction
The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In the first quarter of 2012, the Bank entered into the PAF2 transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers the approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Bank’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Bank for counterparty risk management. As of December 31, 2012, the carrying value of the PAF2 awards was CHF 625 million. The amount of the PAF2 awards compensation expense for the year ended December 31, 2012 was CHF 645 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 26 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of December 31, 2012, the CDS had a positive replacement value of CHF 8 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 30 – Derivatives and hedging activities. The Bank also has a credit support facility with this entity that allows the Bank to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Bank instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of December 31, 2012, the carrying value of the credit support facility included in this table was CHF 7 million. The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the Basel Committee on Banking Supervision (BCBS) published updated regulatory guidance that make the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Group may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to December 31, 2012 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims during the period from January 1, 2012 to December 31, 2012, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold – repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments (CHF million)

2013	673

2014	592

2015	514

2016	463

2017	411

Thereafter	3,502

Future operating lease commitments	6,155

Less minimum non-cancellable sublease rentals	353

Total net future minimum lease commitments	5,802

Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	629	549	620

Sublease rental income	(97)	(96)	(122)

Total net expenses for operating leases	532	453	498

Operating lease commitments
> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Sale-leaseback transactions in 2012
In the first quarter of 2012, the Bank sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment S.à.r.l. and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each. OCS Investment S.à.r.l. is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.

In the fourth quarter of 2012, the Bank sold the Uetlihof office complex in Zurich, the Bank’s principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years. Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.

During 2012, the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between five and ten years. Total contractual rental expenses under these leases will amount to CHF 41 million.

Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219

Loan commitments	166,259	23,574	37,688	6,384	233,905	[2]	228,433		151,616

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	906	863	171	575	2,515		2,515		131

Total other commitments	218,931	24,472	37,865	6,959	288,227		282,558		200,522

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	154,394	19,951	35,746	7,112	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,430	405	872	870	3,577		3,577		32

Total other commitments	190,347	20,359	36,658	7,982	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 136,669 million and CHF 134,901 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

In November 2007, Banco de Investimentos Credit Suisse (Brasil) S.A., a wholly owned subsidiary of the Bank, acquired a majority interest (50% plus one share) in Credit Suisse Hedging-Griffo Investimentos S.A. (Hedging-Griffo) and entered into option arrangements in respect of the remaining equity interests in Hedging-Griffo. In the second quarter of 2012, the Bank acquired the remaining equity interests in Hedging-Griffo as contemplated under the existing option arrangements at a final purchase price of BRL 1,248 million (CHF 584 million), gaining full control and ownership of Hedging-Griffo.

> Refer to “Note 31 – Guarantees and commitments” in V – Consolidated financial statements – Credit Suisse Group for further information.

Transfers of financial assets and variable interest entities	12 Months Ended
Dec. 31, 2012
Transfers of financial assets and variable interest entities
32 Transfers of financial assets and variable interest entities
In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets
Securitizations
The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, >>>commercial paper (CP) and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue >>>commercial mortgage-backed securities (CMBS), >>>residential mortgage-backed securities (RMBS) and ABS that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include >>>CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative >>>fair values at the date of sale.

The Group does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2012, 2011 and 2010 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.

Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The Group may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets. Beneficial interests, which are valued at fair value, include rights to receive all or portions of specified cash inflows received by an SPE, including, but not limited to, senior and subordinated shares of interest, principal, or other cash inflows to be “passed through” or “paid through”, premiums due to guarantors, CP obligations, and residual interests, whether in the form of debt or equity.

The Group’s exposure resulting from continuing involvement in transferred financial assets is generally limited to beneficial interests typically held by the Group in the form of instruments issued by SPEs that are senior, subordinated or residual tranches. These instruments are held by the Group typically in connection with underwriting or market-making activities and are included in trading assets in the consolidated balance sheets. Any changes in the fair value of these beneficial interests are recognized in the consolidated statements of operations.

Investors usually have recourse to the assets in the SPE and often benefit from other credit enhancements, such as collateral accounts, or from liquidity facilities, such as lines of credit or liquidity put option of asset purchase agreements. The SPE may also enter into a derivative contract in order to convert the yield or currency of the underlying assets to match the needs of the SPE investors, or to limit or change the credit risk of the SPE. The Group may be the provider of certain credit enhancements as well as the counterparty to any related derivative contract.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2012 and 2011, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Group and do not include principal amounts for assets transferred from third parties.

Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
> Refer to “Fair value measurement” in Note 33 – Financial instruments for further information on fair value hierarchy.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2012 and 2011.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2012 and 2011.
> Refer to “Note 34 – Asset pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,474

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Variable interest entities
As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: CDOs, CP conduits and financial intermediation. VIEs are SPEs that typically either lack sufficient equity to finance their activities without additional subordinated financial support or are structured such that the holders of the voting rights do not substantively participate in the gains and losses of the entity. VIEs may be sponsored by the Group, unrelated third parties or clients. Such entities are required to be assessed for consolidation, compelling the primary beneficiary to consolidate the VIE. The consolidation assessment requires an entity to determine whether it has the power to direct the activities that most significantly affect the economics of the VIE as well as whether the reporting entity has potentially significant benefits or losses in the VIE. The primary beneficiary assessment must be re-evaluated on an ongoing basis.

Application of the requirements for consolidation of VIEs may require the exercise of significant management judgment. In the event consolidation of a VIE is required, the exposure to the Group is limited to that portion of the VIE’s assets attributable to any variable interest held by the Group prior to any risk management activities to hedge the Group’s net exposure. Any interests held in the VIE by third parties, even though consolidated by the Group, will not typically impact its results of operations.

Transactions with VIEs are generally executed to facilitate securitization activities or to meet specific client needs, such as providing liquidity or investing opportunities, and, as part of these activities, the Group may hold interests in the VIEs. Securitization-related transactions with VIEs involve selling or purchasing assets as well as possibly entering into related derivatives with those VIEs, providing liquidity, credit or other support. Other transactions with VIEs include derivative transactions in the Group’s capacity as the prime broker. The Group also enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. Typically, the VIE’s assets are restricted in nature in that they are held primarily to satisfy the obligations of the entity. Further, the Group is involved with VIEs which were formed for the purpose of offering alternative investment solutions to clients. Such VIEs relate primarily to private equity investments, fund-linked vehicles or funds of funds, where the Group acts as structurer, manager, distributor, broker, market maker or liquidity provider.

As a consequence of these activities, the Group holds variable interests in VIEs. Such variable interests consist of financial instruments issued by VIEs and which are held by the Group, certain derivatives with VIEs or loans to VIEs. Guarantees issued by the Group to or on behalf of VIEs may also qualify as variable interests. For such guarantees, including derivatives that act as guarantees, the notional amount of the respective guarantees are presented to represent the exposure. In general, investors in consolidated VIEs do not have recourse to the Group in the event of a default, except where a guarantee was provided to the investors or where the Group is the counterparty to a derivative transaction involving VIEs.

Total assets of consolidated and non-consolidated VIEs for which the Group has involvement represent the total assets of the VIEs even though the Group’s involvement may be significantly less due to interests held by third-party investors. The asset balances for non-consolidated VIEs where the Group has significant involvement represent the most current information available to the Group regarding the remaining principal balance of assets owned. In most cases, the asset balances represent an amortized cost basis without regards to impairments in fair value, unless fair value information is readily available.

The Group’s maximum exposure to loss is different from the carrying value of the assets of the VIE. This maximum exposure to loss consists of the carrying value of the Group variable interests held as trading assets, derivatives and loans and the notional amount of guarantees to VIEs, rather than the amount of total assets of the VIEs. The maximum exposure to loss does not reflect the Group’s risk management activities, including effects from financial instruments that the Group may utilize to economically hedge the risks inherent in these VIEs. The economic risks associated with VIE exposures held by the Group, together with all relevant >>>risk mitigation initiatives, are included in the Group’s risk management framework.

The Group has not provided financial or other support to consolidated or non-consolidated VIEs that it was not contractually required to provide.
Collateralized debt obligations
The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction. As part of its structured finance business, the Group purchases loans and other debt obligations from and on behalf of clients for the purpose of securitization. The loans and other debt obligations are sold to VIEs, which in turn issue CDOs to fund the purchase of assets such as investment grade and high yield corporate debt instruments.

Typically, the collateral manager in a managed CDO is deemed to be the entity that has the power to direct the activities that most affect the economics of the entity. In a static CDO this “power” role is more difficult to analyze and may be the sponsor of the entity or the >>>CDS counterparty.

CDOs provide credit risk exposure to a portfolio of ABS (cash CDOs) or a reference portfolio of securities (synthetic CDOs). Cash CDO transactions hold actual securities whereas synthetic CDO transactions use CDS to exchange the underlying credit risk instead of using cash assets. The Group may also act as a derivative counterparty to the VIEs, which are typically not variable interests, and may invest in portions of the notes or equity issued by the VIEs. The CDO entities may have actively managed portfolios or static portfolios.

The securities issued by these VIEs are payable solely from the cash flows of the related collateral, and third-party creditors of these VIEs do not have recourse to the Group in the event of default.
The Group’s exposure in CDO transactions is typically limited to interests retained in connection with its underwriting or market-making activities. Unless the Group has been deemed to have “power” over the entity and these interests are potentially significant, the Group is not the primary beneficiary of the vehicle and does not consolidate the entity. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

Commercial paper conduit
The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.

The overall average maturity of the conduit’s outstanding CP was approximately 27 days and 18 days as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poor’s and F-1 by Fitch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto and equipment loans or leases, student loans, advance financing receivables and credit card receivables. As of December 31, 2012 and 2011, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 2.9 years and 2.5 years as of December 31, 2012 and 2011, respectively.

The Group’s commitment to this CP conduit consists of obligations under liquidity agreements and a program-wide credit enhancement agreement. The liquidity agreements are asset-specific arrangements, which require the Group to purchase assets from the CP conduit in certain circumstances, including a lack of liquidity in the CP market such that the CP conduit cannot refinance its obligations or, in some cases, a default of an underlying asset. The Group may, at its discretion, purchase assets that fall below investment grade in order to support the CP conduit. In both circumstances, the asset-specific credit enhancements provided by the client seller of the assets and the first-loss investor’s respective exposures to those assets remain unchanged. In entering into such agreements, the Group reviews the credit risk associated with these transactions on the same basis that would apply to other extensions of credit. The program-wide credit enhancement agreement with the CP conduit would absorb potential defaults of the assets, but is senior to the credit protection provided by the client seller of assets and the first-loss investor.

The Group believes that the likelihood of incurring a loss equal to the maximum exposure is remote because the assets held by the CP conduit, after giving effect to related asset-specific credit enhancement primarily provided by the clients, are classified as investment grade. The Group’s economic risks associated with the purchased assets of the CP conduit are included in the Group’s risk management framework including counterparty, economic capital and scenario analysis.

Financial intermediation
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.
The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts, including, but not limited to, economic hedging strategies and collateral arrangements. The Group’s economic risks associated with consolidated and non-consolidated VIE exposures arising from financial intermediation, together with all relevant risk mitigation initiatives, are included in the Group’s risk management framework.

Financial intermediation consists of securitizations, funds, loans, and other vehicles.
Securitizations
Securitizations are primarily >>>CMBS, >>>RMBS and ABS vehicles. The Group acts as an underwriter, market maker, liquidity provider, derivative counterparty and/or provider of credit enhancements to VIEs related to certain securitization transactions.

The maximum exposure to loss is the carrying value of the loan securities and derivative positions that are variable interests, if any, plus the exposure arising from any credit enhancements the Group provided. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risks of the VIEs.

The activities that have the most significant impact on the securitization vehicle are the decisions relating to defaulted loans, which are controlled by the servicer. The party that controls the servicing has the ability to make decisions that significantly affect the result of the activities of the securitization vehicle. If a securitization vehicle has multiple parties that control servicing over specific assets, the Group determines it has power when it has control over the servicing of greater than 50% of the assets in the securitization vehicle. When a servicer or its related party also has an economic interest that has the potential to absorb a significant portion of the gains and/or losses, it will be deemed the primary beneficiary and consolidate the vehicle. If the Group determines that it controls the relevant servicing, it then determines if it has the obligation to absorb losses from or the right to receive benefits of the securitization vehicle that could potentially be significant to the vehicle, primarily by evaluating the amount and nature of securities issued by the vehicle that it holds. Factors considered in this analysis include the level of subordination of the securities held as well as the size of the position, based on the percentage of the class of securities and the total deal classes of securities issued. The more subordinated the level of securities held, the more likely it is that the Group will be the primary beneficiary. This consolidation analysis is performed each reporting period based on changes in inventory and the levels of assets remaining in the securitization. The Group typically consolidates securitization vehicles when it is the servicer and has holdings stemming from its role as underwriter. Short-term market making holdings in vehicles are not typically considered to be potentially significant for the purposes of this assessment.

In the case of re-securitizations of previously issued RMBS securities, the re-securitization vehicles are passive in nature and do not have any significant ongoing activities that require management, and decisions relating to the design of the securitization transaction at its inception is the key power relating to the vehicle. Activities at inception include selecting the assets and determination of the capital structure. The power over a re-securitization vehicle is typically shared between the Group and the investor(s) involved in the design and creation of the vehicle. The Group concludes that it is the primary beneficiary of a re-securitization vehicle when it owns substantially all of the bonds issued from the vehicle.

Funds
Funds include investment structures such as mutual funds, funds of funds, private equity funds and fund-linked products where the investors’ interest is typically in the form of debt rather than equity, thereby making them VIEs. The Group may have various relationships with such VIEs in the form of structurer, investment advisor, investment manager, administrator, custodian, underwriter, placement agent, market maker and/or as prime broker. These activities include the use of VIEs in structuring fund-linked products, hedge funds of funds or private equity investments to provide clients with investment opportunities in alternative investments. In such transactions, a VIE holds underlying investments and issues securities that provide the investors with a return based on the performance of those investments.

The maximum exposure to loss consists of the fair value of instruments issued by such structures that are held by the Group as a result of underwriting or market-making activities, financing provided to the vehicles and the Group’s exposure resulting from principal protection and redemptions features. The investors typically retain the risk of loss on such transactions, but for certain fund types, the Group may provide principal protection on the securities to limit the investors’ exposure to downside market risk. The Group’s maximum exposure to loss does not include any effects from financial instruments used to economically hedge the risk of the VIEs.

Another model is used to assess funds for consolidation under US GAAP. Rather than the consolidation model which incorporates power and the potential to absorb significant risk and rewards, a previous consolidation model is used which results in the Group being the primary beneficiary and consolidating the funds if it holds more than 50% of their outstanding issuances.

Loans
Loans are single-financing vehicles where the Group provides financing for specified assets or business ventures and the respective owner of the assets or manager of the businesses provides the equity in the vehicle. These tailored lending arrangements are established to purchase, lease or otherwise finance and manage clients’ assets.

The maximum exposure to loss is the carrying value of the Group’s loan exposure, which is subject to the same credit risk management procedures as loans issued directly to clients. The clients’ creditworthiness is carefully reviewed, loan-to-value ratios are strictly set and, in addition, clients provide equity, additional collateral or guarantees, all of which significantly reduce the Group’s exposure. The Group considers the likelihood of incurring a loss equal to the maximum exposure to be remote because of the Group’s risk mitigation efforts which includes over-collateralization and effective monitoring to ensure that a sufficient loan-to-value ratio is maintained.

The third-party sponsor of the VIE will typically have control over the assets during the life structure and have the potential to absorb significant gains and losses; the Group is typically not the primary beneficiary of these structures and will not have to consolidate them. However, a change in the structure, such as a default of the sponsor, may result in the Group gaining control over the assets. If the Group’s lending is significant, it may then be required to consolidate the entity.

Other
Other includes additional vehicles where the Group provides financing and trust preferred issuance vehicles. Trust preferred issuance vehicles are utilized to assist the Group in raising capital-efficient financing. The VIE issues preference shares which are guaranteed by the Group and uses the proceeds to purchase the debt of the Group. The Group’s guarantee of its own debt is not considered a variable interest and, as it has no holdings in these vehicles, the Group has no maximum exposure to loss. Non-consolidated VIEs include only the total assets of trust preferred issuance vehicles, as the Group has no variable interests with these entities.

Consolidated VIEs
The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2012 and 2011.
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	509	72	581

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	501	1,843	4,031

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	3,803	9,582

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	168	905	1,228

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Maximum exposure to loss represents the variable interests of non-consolidated VIEs that are recorded by the Group (for example, direct holdings in vehicles, loans and other receivables), as well as notional amounts of guarantees and off-balance sheet commitments which are variable interests that have been extended to non-consolidated VIEs. Such amounts, particularly notional amounts of derivatives and guarantees, do not represent the anticipated losses in connection with these transactions as they do not take into consideration the effect of collateral, recoveries or the probability of loss. In addition, they exclude the effect of offsetting financial instruments that are held to mitigate these risks and have not been reduced by unrealized losses previously recorded by the Group in connection with guarantees or derivatives.

Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Group has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Group has with the entity and thus are not amounts that are considered for risk management purposes.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,148	3,572	1,668	7,507

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

Bank
Transfers of financial assets and variable interest entities
31 Transfers of financial assets and variable interest entities
Transfers of financial assets
Securitizations
> Refer to “Note 32 – Transfers of financial assets and variable interest entities” in V – Credit Suisse Group – Consolidated financial statements for further information.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 2012, 2011 and 2010 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.

Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2012 and 2011, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Bank and do not include principal amounts for assets transferred from third parties.

Fair value of beneficial interests
The >>>fair value measurement of beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer
> Refer to “Note 32 – Financial instruments” for further information on fair value hierarchy.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Sensitivity analysis
The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2012 and 2011.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Secured borrowings
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2012 and 2011.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,475

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Variable interest entities
> Refer to “Note 32 – Transfers of financial assets and variable interest entities” in V – Consolidated financial statements – Credit Suisse Group for further information.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidated all VIEs related to financial intermediation for which it was the primary beneficiary.

Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	474	72	546

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	500	1,816	4,003

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	0	5,779

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	167	842	1,164

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.

Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,048	3,572	1,668	7,407

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,079	9,985

Net loans	0	123	1,302	4,742	3,257	9,424

Other assets	0	0	32	0	369	401

Total variable interest assets	126	5,620	2,783	5,576	5,705	19,810

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,180	6,051	6,075	22,515

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,646	23,633	10,440	213,657

Financial instruments	12 Months Ended
Dec. 31, 2012
Financial instruments
33 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and
– Disclosures about >>>fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value measurement
A significant portion of the Group’s financial instruments are carried at >>>fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain >>>CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain >>>OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and >>>CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as >>>credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as >>>debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current >>>CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master >>>netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2012 the Group extended the adoption of overnight indexed swap discounting, instead of other reference rates such as >>>LIBOR, to those businesses in fixed income where the adoption had not occurred and to certain equity derivatives, which resulted in a loss of CHF 57 million.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,391	5,888	0		135,871

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,932	3,192	0		29,125

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,664	7,746	485	0		74,895

Derivatives	3,428	823,016	6,650	(799,886)		33,208

of which interest rate products	703	698,297	1,859	–		–

of which foreign exchange products	1	62,717	754	–		–

of which equity/index-related products	2,538	25,820	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,203	2,736	2,486	0		12,425

Trading assets	132,887	907,889	15,509	(799,886)		256,399

Debt	2,066	1,168	169	0		3,403

of which foreign governments	1,583	1	21	0		1,605

of which corporates	0	720	125	0		845

of which CDO	0	447	23	0		470

Equity	4	90	1	0		95

Investment securities	2,070	1,258	170	0		3,498

Private equity	0	0	3,958	0		3,958

of which equity funds	0	0	2,633	0		2,633

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,243	0		2,583

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,184	0		8,994

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,912	5,164	(240)		37,275

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,413	0	0		3,413

Customer deposits	0	4,618	25	0		4,643

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,014	196	0		32,992

of which foreign governments	25,623	1,476	0	0		27,099

of which corporates	0	5,030	196	0		5,226

Equity	17,912	389	6	0		18,307

Derivatives	3,173	834,228	5,154	(803,038)		39,517

of which interest rate products	628	693,430	1,357	–		–

of which foreign exchange products	1	76,963	1,648	–		–

of which equity/index-related products	2,305	27,684	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	46,867	841,631	5,356	(803,038)		90,816

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	55,068	10,098	0		65,384

of which treasury debt over two years	0	10,565	0	0		10,565

of which structured notes over two years	0	22,543	6,189	0		28,732

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,399	2,848	(376)		26,871

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate procucts	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Effective January 2012, the FASB amended the disclosure requirements for the Group’s reporting of transfers between level 1 and level 2. As this requirement is not retrospective, comparable data is not presented for prior periods. Previously, only significant transfers were required to be disclosed and such transfers between level 1 and level 2 were not significant in 2011.

All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 2012, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivative instruments as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in >>>RMBS in 4Q12 as pricing inputs became less observable.

Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	10,028	2,312	(5,035)	7,479	(8,826)	0	0	72		129	(4)		0	(267)	5,888

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,587	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(195)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,171	592	(544)	0	0	161	(914)	43		(179)	0		0	(36)	1,294

Other	2,196	179	(366)	2,842	(2,290)	0	0	2		(3)	0		0	(74)	2,486

Trading assets	22,278	4,375	(7,676)	10,698	(11,727)	1,007	(3,262)	134		226	(4)		0	(540)	15,509

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	7,076	4	(61)	880	(1,918)	0	0	0		2	0		567	(184)	6,366

Life finance instruments	1,969	0	0	102	(274)	0	0	0		72	0		0	(51)	1,818

Other investments	9,045	4	(61)	982	(2,192)	0	0	0		74	0		567	(235)	8,184

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	47,203	7,493	(11,516)	15,301	(18,594)	5,795	(10,228)	277		602	(4)		547	(1,187)	35,689

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,891	246	(315)	321	(1,322)	2	(219)	(15)		74	0		279	(94)	2,848

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,378	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		279	(589)	18,451

Net assets/liabilities at fair value	22,825	3,314	(5,090)	14,886	(16,926)	612	(1,035)	(38)		(980)	0		268	(598)	17,238

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,018)	268	(750)	[1]	1,768	1,125	2,893	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(82)	(1,291)		546	(32)	514

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2012 were CHF 7,493 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the equity derivatives, private equity, corporate credit, corporate bank and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2012 were CHF 11,516 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the equity derivatives, private equity, securitized products (consolidated SPE positions), corporate credit, rates and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2011 were CHF 14,893 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2011 were CHF 14,766 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation and credit spreads. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).

CMBS, RMBS and CDO securities
Fair values of RMBS, >>>CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and estimated market internal rate of return. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instrument. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiples and capitalization rate.

Derivatives
>>>Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, prepayment rate, credit spreads, basis spreads and mean reversion.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.

Equity and index-related derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability and gap risk.

Generally, the interrelationship between the volatility, correlation and credit spreads inputs are positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spreads, correlation and price. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates.

Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of life expectancy, while for RMBS loans it is market comparable price.

For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of the those unobservable prices.

Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAVs in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements, it is probable that these investments will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. As of December 31, 2012, the fair value of investments valued at an amount other than NAV where it is probable they will be sold was CHF 576 million. The remaining actions to complete the sales include steps that are usual and customary for sales of such investments in the secondary market. Substantial increases (decreases) in the NAV for private equity and hedge funds would result in a higher (lower) fair value.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spreads, contingent probability and EBITDA multiples. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Life finance instruments
Life finance instruments include SPIA and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.

Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spreads and price. During 2012, the Group refined its approach for determining the >>>LGD parameter used in the valuation model for its corporate loan book. This approach, which is more granular and recognizes the seniority of certain unsecured loans, aligns the LGD used for regulatory capital calculations and valuation purposes. This refinement benefitted the Group’s results in corporate banking by CHF 72 million.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Accrual based Private Banking & Wealth Management loans, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.

Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility and price.

Generally, the interrelationships between volatility, skew, correlation, gap risk and credit spreads inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.

Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of basis spread, buyback probability, EBITDA multiple, life expectancy (for life finance instruments), correlation, recovery rate, price, skew, volatility and contingent probability, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets instruments with a significant unobservable input of prepayment rate, capitalization rate, internal rate of return, gap risk, default rate, discount rate, loss severity, credit spread and life expectancy (for life settlement and premium finance instruments), in general, an increase in the significant unobservable input would decrease the fair value.

For level 3 liabilities an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would decrease the fair value.

Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

Quantitative disclosures of valuation techniques
The following tables provide the range of minimum and maximum values of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.

Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,888

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

Equity	485

of which	237	Market comparable	EBITDA multiple		3	12

of which	26	Discounted cash flow	Capitalization rate, in %		7	7

Derivatives	6,650

of which interest rate products	1,859	Option model	Correlation, in %		17	100

			Prepayment rate, in %		2	45

			Volatility, in %		(5)	31

			Credit spread, in bp		34	157

of which equity/index-related products	1,920	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843

			Recovery rate, in %		0	75

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Loss severity, in %		0	100

			Correlation, in %		30	97

			Prepayment rate, in %		0	40

Other	2,486

of which	1,891	Market comparable	Price, in %		0	103

of which	564	Discounted cash flow	Life expectancy, in years		4	20

Trading assets	15,509

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	170	–		–		–		–

Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,243

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,184

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,689

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,848

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,451

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above result in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.

Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.

Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest while the higher end of the range relates collateral with a greater risk of default.

Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.

Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.

Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.

Volatility and skew
Volatility and skew are impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility rates may vary significantly between different underlying currencies and expiration dates on the options. Similarly, equity derivatives’ volatility may vary greatly depending upon the underlying reference name on the derivative.

Life expectancy
Life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of each insured.

Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to 10 years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	69		364		433	157

Equity funds	3		43		46	0

Others	3		153		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,633		0		2,633	724

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equities	3,958		0		3,958	1,070

Equity method investments	385		0		385	0

Total funds held in other investments	4,418		560		4,978	1,273

Total fair value	4,597	[3]	4,297	[4]	8,894	1,273	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in Investment Banking and Private Banking & Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a >>>fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking & Wealth Management segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured >>>repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking & Wealth Management segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,694	21,382	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(65,384)	(66,998)	1,614	(70,366)	(79,475)	9,109

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,905)	[2]	2,342	[2]	(6,162)	[2]

of which related to credit risk [4]	(2,552)		1,909		273

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (1,663) million and CHF (931) million in 2012, respectively, CHF 1,210 million and CHF 697 million in 2011, respectively, and CHF 341 million and CHF (73) million in 2010, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Disclosures about the fair value of financial instruments not carried at fair value in the consolidated balance sheet
The following table provides the carrying value and >>>fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations. Beginning in January 2012, US GAAP requires the disclosure of the fair values of these financial instruments within the fair value hierarchy prospectively.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791

Loans	218,281	0	221,030	4,482	225,512

Other financial assets [1]	132,147	63,900	66,798	1,772	132,470

Financial liabilities (CHF million)

Due to banks and deposits	331,270	200,838	130,313	9	331,160

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	14,128	0	14,131	0	14,131

Long-term debt	82,750	0	79,846	4,546	84,392

Other financial liabilities [2]	89,361	0	88,121	1,171	89,292

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,290	78,290

Loans	208,963	213,228

Other financial assets [1]	186,294	186,333

Financial liabilities (CHF million)

Due to banks and deposits	346,228	346,147

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	92,289	89,172

Other financial liabilities [2]	96,844	96,844

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
32 Financial instruments
> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,392	5,830	0		135,814

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,933	3,192	0		29,126

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,715	7,745	485	0		74,945

Derivatives	3,428	823,181	6,650	(799,843)		33,416

of which interest rate products	703	698,494	1,859	–		–

of which foreign exchange products	1	62,619	754	–		–

of which equity/index-related products	2,538	25,885	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,205	2,736	2,486	0		12,427

Trading assets	132,940	908,054	15,451	(799,843)		256,602

Debt	1,334	341	169	0		1,844

of which foreign governments	1,333	1	21	0		1,355

of which corporates	0	340	125	0		465

of which CDO	0	0	24	0		24

Equity	4	90	1	0		95

Investment securities	1,338	431	170	0		1,939

Private equity	0	0	3,855	0		3,855

of which equity funds	0	0	2,530	0		2,530

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,244	0		2,584

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,082	0		8,892

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,802	5,164	(146)		37,259

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,431	0	0		3,431

Customer deposits	0	4,601	25	0		4,626

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,015	196	0		32,993

of which foreign governments	25,624	1,476	0	0		27,100

of which corporates	0	5,030	196	0		5,226

Equity	18,109	389	6	0		18,504

Derivatives	3,174	834,413	5,154	(803,147)		39,594

of which interest rate products	628	693,525	1,357	–		–

of which foreign exchange products	1	76,988	1,648	–		–

of which equity/index-related products	2,305	27,749	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	47,065	841,817	5,356	(803,147)		91,091

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	54,458	10,098	0		64,774

of which treasury debt over two years	0	10,567	0	0		10,567

of which structured notes over two years	0	22,545	6,189	0		28,734

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,235	2,847	(283)		26,799

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,436	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	9,941	2,312	(5,035)	7,479	(8,793)	0	0	72		129	(4)		0	(271)	5,830

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,588	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(196)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,172	592	(544)	0	0	161	(914)	43		(179)	0		0	(37)	1,294

Other	2,195	179	(366)	2,842	(2,290)	0	0	2		(4)	0		0	(72)	2,486

Trading assets	22,191	4,375	(7,676)	10,698	(11,694)	1,007	(3,262)	134		225	(4)		0	(543)	15,451

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	6,899	4	(61)	757	(1,789)	0	0	0		2	0		620	(168)	6,264

Life finance instruments	1,968	0	0	102	(274)	0	0	0		72	0		0	(50)	1,818

Other investments	8,867	4	(61)	859	(2,063)	0	0	0		74	0		620	(218)	8,082

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	46,938	7,493	(11,516)	15,178	(18,432)	5,795	(10,228)	277		601	(4)		600	(1,173)	35,529

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	0	0	0		0	0		0	0	0

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,890	246	(315)	321	(1,322)	2	(219)	(15)		74	0		278	(93)	2,847

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,377	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		278	(588)	18,450

Net assets/liabilities at fair value	22,561	3,314	(5,090)	14,763	(16,764)	612	(1,035)	(38)		(981)	0		322	(585)	17,079

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(11)	0	0	55	(45)	0		4	0		0	5	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,887	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(46)	9,941

of which corporates	3,805	931	(706)	5,484	(4,573)	0	0	34		49	0		0	52	5,076

of which RMBS	3,265	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(98)	1,786

of which CMBS	1,862	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(8)	1,517

of which CDO	1,134	370	(625)	712	(907)	0	0	16		33	0		0	(6)	727

Equity	623	309	(515)	726	(668)	0	0	35		(47)	0		0	4	467

Derivatives	8,720	2,998	(2,311)	0	0	778	(3,085)	22		2,436	0		0	30	9,588

of which interest rate products	2,071	815	(142)	0	0	133	(599)	13		266	0		0	(10)	2,547

of which equity/index-related products	2,298	666	(796)	0	0	272	(184)	(21)		455	0		0	42	2,732

of which credit derivatives	2,724	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(19)	2,172

Other	2,016	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	30	2,195

Trading assets	22,246	6,907	(6,303)	13,914	(14,146)	778	(3,128)	51		1,854	0		0	18	22,191

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,843	0	0	79	(83)	0	0	0		116	0		0	13	1,968

Other investments	11,189	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(52)	8,867

Loans	6,256	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(5)	6,842

of which commercial and industrial loans	3,559	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	27	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,933	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(58)	6,901

Total assets at fair value	50,285	14,894	(14,767)	21,142	(25,364)	4,886	(6,964)	(37)		1,719	0		1,237	(93)	46,938

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,201	1,276	(2,062)	214	(290)	502	(1,929)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,940	48	(135)	0	0	17	(704)	7		655	0		0	8	2,836

of which equity/index-related derivatives	2,939	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(64)	1,022

of which credit derivatives	1,255	949	(1,072)	0	0	136	(414)	19		622	0		0	25	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,798	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(121)	12,715

of which structured notes over two years	9,486	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(80)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,848	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(4)	1,909

Total liabilities at fair value	30,362	9,550	(11,283)	504	(727)	7,092	(10,992)	(11)		(74)	0		128	(172)	24,377

Net assets/liabilities at fair value	19,923	5,344	(3,484)	20,638	(24,637)	(2,206)	4,028	(26)		1,793	0		1,109	79	22,561

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,019)	322	(697)	[1]	1,767	1,109	2,876	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(23)	(1,232)		546	(116)	430

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,830

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Equity	485

of which	237	Market comparable		EBITDA multiple		3		12

of which	26	Discounted cash flow		Capitalization rate, in %		7		7

Derivatives	6,650

of which interest rate products	1,859	Option model		Correlation, in %		17		100

				Prepayment rate, in %		2		45

				Volatility, in %		(5)		31

				Credit spread, in bp		34		157

of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97

				Volatility, in %		2		157

of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843

				Recovery rate, in %		0		75

				Discount rate, in %		2		35

				Default rate, in %		0		25

				Loss severity, in %		0		100

				Correlation, in %		30		97

				Prepayment rate, in %		0		40

Other	2,486

of which	1,891	Market comparable		Price, in %		0		103

of which	564	Discounted cash flow		Life expectancy, in years		4		20

Trading assets	15,451

Investment securities	170	–		–		–		–

Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,244

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,082

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,529

1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,847

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,450

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	68		365		433	157

Equity funds	3		43		46	0

Others	4		152		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,530		0		2,530	723

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equity	3,855		0		3,855	1,069

Equity method investments	385		0		385	0

Total funds held in other investments	4,315		560		4,875	1,272

Total fair value	4,494	[3]	4,297	[4]	8,791	1,272	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,693	21,381	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(64,774)	(66,434)	1,660	(68,036)	(77,000)	8,964

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,709)	[2]	2,301	[2]	(6,313)	[2]

of which related to credit risk [4]	(2,365)		1,769		166

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782

Loans	204,551	0	206,214	4,482	210,696

Other financial assets [1]	133,498	63,519	68,568	1,680	133,767

Financial liabilities (CHF million)

Due to banks and deposits	320,208	193,288	126,798	9	320,095

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	10,325	0	10,328	0	10,328

Long-term debt	82,223	0	79,032	4,546	83,578

Other financial liabilities [2]	89,275	0	88,035	1,170	89,205

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,262	78,262

Loans	195,813	199,657

Other financial assets [1]	188,755	188,793

Financial liabilities (CHF million)

Due to banks and deposits	336,887	336,809

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	93,317	90,017

Other financial liabilities [2]	96,497	96,497

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral	12 Months Ended
Dec. 31, 2012
Assets pledged and collateral
34 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	151,419	157,856

of which encumbered	90,745	96,922

Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,793	373,657

of which sold or repledged	292,514	332,718

Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,441	2,294

Bank
Assets pledged and collateral
33 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	145,598	152,527

of which encumbered	90,745	96,922

Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,784	373,794

of which sold or repledged	292,531	332,878

Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,312	2,178

> Refer to “Note 34 – Assets pledged and collateral” in V – Consolidated financial statements – Credit Suisse Group for further information.

Capital adequacy	12 Months Ended
Dec. 31, 2012
Capital adequacy
35 Capital adequacy
The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Group operated under the international capital adequacy standards known as >>>Basel II set forth by the BCBS. These standards affected the measurement of both total eligible capital and >>>risk-weighted assets. In January 2011, as required by FINMA, the Group implemented BCBS’s “Revisions to the Basel II market risk framework” (>>>Basel II.5) for FINMA regulatory capital purposes. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 33 million and CHF 0.6 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2012 and 2011, respectively.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories: tier 1 and tier 2 capital. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital instruments. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse vanilla debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid tier 1 capital instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents, market positions in the trading portfolio and operational risk from processes, people, systems and external events.

As of December 31, 2012 and 2011, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	43,547	36,844

of which core tier 1 capital	34,766	25,956

Tier 2 capital	6,389	11,810

Total eligible capital	49,936	48,654

Risk-weighted assets (CHF million)

Credit risk	143,679	157,237

Market risk	29,366	40,609

Non-counterparty risk	6,126	7,819

Operational risk	45,125	36,088

Risk-weighted assets	224,296	241,753

Capital ratios (%)

Core tier 1 ratio	15.5	10.7

Tier 1 ratio	19.4	15.2

Total capital ratio	22.3	20.1

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2012 and 2011, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2012 and 2011, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
34 Capital adequacy
The Bank is subject to regulation by FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since 2008, the Bank operated under the international capital adequacy standards known as >>>Basel II set forth by the BCBS. These standards affected the measurement of both total eligible capital and >>>risk-weighted assets. In January 2011, as required by FINMA, the Bank implemented BCBS’s “Revisions to the Basel II market risk framework” (>>>Basel II.5) for FINMA regulatory capital purposes. The Bank has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Bank that it may continue to include as tier 1 capital CHF 1.6 billion and CHF 3.2 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the Bank for International Settlements (BIS) guidelines.
> Refer to “Note 35 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	39,660	35,098

of which core tier 1 capital	30,879	24,210

Tier 2 capital	8,092	13,292

Total eligible capital	47,752	48,390

Risk-weighted assets (CHF million)

Credit risk	134,760	148,378

Market risk	29,338	40,571

Non-counterparty risk	5,873	7,564

Operational risk	45,125	36,088

Risk-weighted assets	215,096	232,601

Capital ratios (%)

Core tier 1 ratio	14.4	10.4

Tier 1 ratio	18.4	15.1

Total capital ratio	22.2	20.8

Broker-dealer operations
Certain Bank broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2012 and 2011, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

As of December 31, 2012 and 2011, the Bank was not subject to restrictions on its ability to pay the proposed dividends.

Assets under management	12 Months Ended
Dec. 31, 2012
Assets under management
36 Assets under management
The following disclosure provides information regarding assets under management and net new assets as regulated by FINMA.
Assets under management include assets from clients for which the Group provides investment advisory or discretionary asset management services. Assets that are held solely for transaction-related or safekeeping/custody purposes are not considered assets under management. Assets of corporate clients and public institutions that are used primarily for cash management or transaction-related purposes are also not considered assets under management. The classification of assets under management is individually assessed on the basis of each client’s intentions and objectives and the banking services provided to the client. Reclassifications between assets under management and assets held for transaction-related or safekeeping purposes result in corresponding net assets inflows or outflows.

Net new assets measure the degree of success in acquiring assets under management. The calculation is based on the direct method, taking into account individual cash payments, security deliveries and cash flows resulting from loan increases or repayments. Interest and dividend income credited to clients and commissions, interest and fees charged for banking services are not taken into account when calculating net new assets, as such charges are not directly related to the Group’s success in acquiring assets under management. Similarly, changes in assets under management due to currency and market volatility as well as asset inflows and outflows due to the acquisition or divestiture of businesses are not part of net new assets.

A portion of the Group’s assets under management result from double counting. Double counting arises when assets under management are subject to more than one level of asset management services. Each such separate advisory or discretionary service provides additional benefits to the client and represents additional income for the Group. Specifically, double counting primarily results from the investment of assets under management in collective investment instruments managed by the Group. The extent of double counting is disclosed in the following table.

Assets under management
in / end of	2012	2011

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	182.2	167.0

Assets with discretionary mandates	225.3	223.2

Other assets under management	843.3	795.0

Assets under management (including double counting)	1,250.8	1,185.2

of which double counting	63.8	77.7

Net new assets (CHF billion)

Total net new assets (including double counting)	10.8	46.6

Litigation	12 Months Ended
Dec. 31, 2012
Litigation
37 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including estimated fees and expenses of external lawyers and other service providers) and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2012

CHF million

Balance at beginning of period	870

Increase in litigation accruals	774

Decrease in litigation accruals	(87)

Decrease for settlements and other cash payments	(373)

Foreign exchange translation	(27)

Balance at end of period	1,157

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF 1.7 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Research-related litigation
Putative class action lawsuits were filed against Credit Suisse Securities (USA) LLC (CSS LLC) in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the remaining outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. On May 17, 2012, the court denied the plaintiffs’ motion for reconsideration. On November 15, 2012, the plaintiffs filed an appeal and on January 7, 2013, the defendants filed an opposition to plaintiffs’ motion. On February 4, 2013, plaintiffs filed their reply brief and oral argument on the motion was held on March 6, 2013.

Enron-related litigation
Two Enron-related actions remain pending against CSS LLC and certain of its affiliates, both in the US District Court for the Southern District of Texas. In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. A motion to dismiss is pending.

NCFE-related litigation
Since February 2003, lawsuits have been pending against CSS LLC and certain of its affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. From December 2000 through November 2002, an affiliate of CSS LLC acted as administrative agent for, and entered into participation agreements in, an asset-backed liquidity facility issued by NCFE that was also to be collateralized by health care receivables. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which were consolidated as a Multi-District Litigation in the US District Court for the Southern District of Ohio (SDO) for pre-trial purposes, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The lawsuits asserted claims for breach of contract, negligence, fraud and violation of federal and state securities laws and generally alleged that CSS LLC and/or its affiliates knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. In April 2009, CSS LLC settled with the New York City Pension Fund bond investor plaintiffs for an amount covered by existing provisions. On September 25, 2012, venue for the bond investor lawsuits was transferred to the SDNY and on November 27, 2012 the suits were consolidated for trial. On October 26, 2012, the SDO issued a decision which granted CSS LLC’s summary judgment motion to dismiss all the claims brought by the investor in NCFE preferred stock. On November 16, 2012, that equity investor filed a notice of appeal of that decision to the US Court of Appeals for the Sixth Circuit and on February 15, 2013 filed its appellant’s brief and appendix. On November 28, 2012, the SDNY issued an order providing that trial of the bond investor cases would begin April 1, 2013. On December 28, 2012, the SDNY issued an order in the bond investor lawsuits directing all parties to engage in settlement discussions in advance of trial. On January 25, 2013, the SDNY issued an order in the bond investor lawsuits holding that in the event CSS LLC or its remaining affiliate in the litigation, and NCFE’s former CEO Lance Poulsen, the only other remaining defendant, were ultimately found liable on certain of the claims at trial, the remaining defendants, including CSS LLC and/or its affiliate, would be jointly and severally liable for the losses relating to those claims, subject to an appropriate reduction for settlements entered into by the bond investors and former defendants. On March 13, 2013, CSS LLC and its affiliate entered into agreements to settle the bond investor lawsuits and resolve all remaining bond investor claims for an amount partially covered by existing provisions.

Refco-related litigation
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York State court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SphinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint in the suit asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. Plaintiffs sought to recover from defendants more than USD 800 million, consisting of USD 263 million that the SphinX Managed Futures Fund, a SPhinX fund, had on deposit and lost at Refco, several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds, and pre-judgment interest. In March 2008, CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC filed a motion to dismiss the amended complaint. In February 2012, the court granted in part and denied in part CSS LLC’s motion to dismiss. The court dismissed Plaintiffs’ claim for aiding and abetting breach of fiduciary duty with prejudice. The court also granted the motion with respect to part of Plaintiffs’ claim for aiding and abetting fraud, but denied the motion with respect to part of that claim. In August 2012, CSS LLC filed a motion for summary judgment with respect to the remaining part of Plaintiffs’ aiding and abetting fraud claim. In December 2012, the court granted the motion, thus dismissing CSS LLC from the case. The court has not yet issued a final judgment as to CSS LLC, and the dismissal of the claims against CSS LLC will be subject to appeal.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests.

On November 16, 2012, CSS LLC and certain of its affiliates settled an administrative proceeding with the SEC, which involved potential claims against them relating to settlements of claims against originators involving loans included in a number of their securitizations, by agreeing to pay approximately USD 120 million. This settlement also covered allegations with respect to two RMBS issued in 2006 that CSS LLC and such affiliates made misstatements in SEC filings regarding when they would repurchase mortgage loans from trusts if borrowers missed the first payment due. CSS LLC and such affiliates agreed to an order, without admitting or denying the allegations, requiring them to cease and desist from violations of Section 17(a)(2) and (3) of the Securities Act of 1933 and requiring one such affiliate to cease and desist from violations of Section 15(d) of the Securities Exchange Act of 1934. A separate possible action, which involved potential claims against CSS LLC relating to due diligence conducted for two mortgage-backed securitizations and corresponding disclosures, formally was closed by the SEC, without any enforcement action, on November 19, 2012.

Following an investigation, on November 20, 2012, the New York Attorney General, on behalf of the State of New York, filed a civil action in the Supreme Court for the State of New York, New York County (SCNY) against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 64 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors regarding the due diligence and quality control performed on the mortgage loans underlying the RMBS at issue, seeks an unspecified amount of damages, and is at an early procedural point.

CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include class action lawsuits and putative class action lawsuits, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts or investors on behalf of trustees. Although the allegations vary by lawsuit, plaintiffs in the class and putative class actions and individual investor actions generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization; and repurchase action plaintiffs allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances, and CSS LLC and/or its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Class action litigations
In class actions and putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one class action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 9.0 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 32% of the IndyMac RMBS at issue or approximately USD 2.9 billion. Certain investors seek to intervene in the action to assert claims with respect to additional RMBS offerings, including two RMBS offerings underwritten by CSS LLC. In those two offerings, CSS LLC underwrote RMBS with an aggregate principal amount of USD 912 million. The SDNY has denied these motions to intervene, and the proposed intervenors are now appealing that ruling. In addition, plaintiffs filed a motion for reconsideration of the court’s June 21, 2010 decision on defendants’ motion to dismiss. The motion sought to reinstate claims with respect to previously-dismissed RMBS offerings, including 18 additional RMBS offerings underwritten by CSS LLC, with an aggregate principal amount of approximately USD 6.0 billion for which CSS LLC served as an underwriter (of which USD 912 million also is subject to the appeal of the intervention motion). On November 16, 2012, the SDNY denied that motion without prejudice to renewal at a later date. In the other IndyMac-related class action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC is the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates. On November 8, 2012, the Second Circuit decided to hear CSS LLC’s interlocutory appeal of the SDNY order granting plaintiff’s motion for class certification. With respect to Genesee County Employees’ Retirement System v. Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as an underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. All defendants have agreed to a settlement in principle in the aggregate amount of USD 11.25 million, which is subject to court approval. A further class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to two RMBS offerings, totaling approximately USD 1.6 billion, sponsored and underwritten by the Credit Suisse defendants.

Individual investor actions
CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, and in some instances its employees, along with other defendants, are defendants in: two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC, following the court’s motion to dismiss ruling dismissing certain claims, relate to less than USD 525 million of the RMBS at issue, in an amount to be determined; one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all defendants in the operative pleading); one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of the RMBS at issue (approximately 20% of the USD 141 million at issue against all defendants in the operative pleading); four actions brought by the FDIC, as receiver for Colonial Bank: one action in the SDNY, in which claims against CSS LLC relate to approximately USD 92 million of the RMBS at issue (approximately 23% of the USD 394 million at issue against all defendants in the operative pleading), two actions in the US District Court for the Central District of California, in which claims against CSS LLC relate to approximately USD 58 million of the RMBS at issue (approximately 10% of the USD 553 million at issue against all defendants in the operative pleadings), and one action in the US District Court for the Middle District of Alabama, in which claims against CSS LLC and its affiliates relate to approximately USD 153 million of the RMBS at issue (approximately 49% of the USD 311 million at issue against all defendants in the operative pleading); seven individual actions brought by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state and federal courts, in which claims against CSS LLC and its affiliates relate to approximately USD 3.2 billion of the RMBS collectively at issue (approximately 9% of the USD 36 billion at issue against all defendants in the operative pleadings); five actions brought by the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 19 billion of the RMBS at issue (approximately 29% of the USD 65 billion at issue against all defendants in the operative pleadings); one action brought by John Hancock Life Insurance Co. (U.S.A.) and affiliated entities in the US District Court for the District of Minnesota, in which claims against CSS LLC relate to an unstated amount of the RMBS at issue; two actions brought by Landesbank Baden-Württemberg and affiliated entities in the SDNY, in which claims against CSS LLC relate to approximately USD 200 million of the RMBS at issue (100% of the total amount at issue against all defendants in the operative pleadings); two actions brought by Massachusetts Mutual Life Insurance Company in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its employee relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all defendants in the operative pleadings); one action brought by the National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union in the US District Court for the District of Kansas, in which claims against CSS LLC and its affiliates relate to approximately USD 715 million of the RMBS at issue (100% of the total amount at issue against all defendants in the operative pleading); one action brought by Phoenix Light SF Ltd. and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 362 million of the RMBS at issue (approximately 13% of the USD 2.8 billion at issue against all defendants in the operative pleading); one action brought by Royal Park Investments SA/NV in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 360 million of the RMBS at issue (approximately 4% of the USD 8.4 billion at issue against all defendants in the operative pleading); one action brought by Watertown Savings Bank in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of the RMBS at issue; one action brought by the West Virginia Investment Management Board in West Virginia state court, in which claims against CSS LLC relate to approximately USD 6 million of the RMBS at issue (approximately 35% of the USD 17 million at issue against all defendants in the operative pleading); and one action brought by the Western & Southern Life Insurance Company and affiliated entities in Ohio state court, in which claims against CSS LLC and its affiliates relate to approximately USD 260 million of the RMBS at issue (approximately 94% of the USD 276 million at issue against all defendants in the operative pleading).

CSS LLC and certain of its affiliates and/or employees are the only defendants named in: one action brought by Allstate Insurance Company in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 232 million of RMBS; one action brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 138 million of RMBS; one action brought by IKB Deutsche Industriebank AG and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 97 million of RMBS; one action brought by Minnesota Life Insurance Company and affiliated entities in the US District Court for the District of Minnesota, in which claims against CSS LLC and its affiliates relate to approximately USD 43 million of RMBS; one action brought by The Prudential Insurance Company of America and affiliated entities in the US District Court for the District of New Jersey, in which claims against CSS LLC and its affiliates relate to approximately USD 466 million of RMBS; one action brought by Sealink Funding Limited in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 35 million of RMBS, following the March 1, 2013 filing of a complaint by the plaintiff which reduced the RMBS at issue by approximately USD 145 million; one action brought by Stichting Pensioenfonds ABP in the SCNY, in which claims against CSS LLC and its affiliates and employees relate to an unstated amount of RMBS; and one action brought by The Union Central Life Insurance Company and affiliated entities in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 65 million of RMBS.

These actions are at early or intermediate procedural points.
Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in two pending actions commenced by monoline insurers MBIA Insurance Corp. (MBIA) and Assured Guaranty Corp., that guaranteed payments of principal and interest that in aggregate total approximately USD 1.3 billion of RMBS issued in seven different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. In addition, MBIA alleges a claim for fraudulent inducement. To date, the monoline insurers have submitted repurchase demands for loans with an aggregate original principal balance of approximately USD 2.6 billion. These actions are pending in the SCNY. In each action, plaintiff claims that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. Discovery in these actions is ongoing. On February 27, 2013, CSS LLC and its affiliate settled the action brought by Ambac Assurance Corp. in the SCNY for an amount covered by existing provisions. On March 8, 2013, CSS LLC settled an action brought by MBIA in California state court in which MBIA purported to be subrogated to the rights of certain RMBS holders who purchased RMBS underwritten by CSS LLC; that settlement was covered by existing provisions.

Repurchase litigations
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: one action brought by the FHFA, as conservator for Freddie Mac, on behalf of the Trustees of Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7, in which no damages amount is alleged; one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 497 million; one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which no damages amount is alleged; one action brought by Home Equity Asset Trust, Series 2006-8, in which no damages amount is alleged; and one action brought by Home Equity Asset Trust 2007-1, in which no damages amount is alleged. DLJ and its affiliate Select Portfolio Servicing, Inc. (SPS), are defendants in: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3, and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files. These actions are brought in the SCNY and are at early procedural points.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims originally asserted by the plaintiffs include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. Plaintiffs have demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. On March 31, 2011, the court dismissed the RICO claim with prejudice and dismissed certain other claims with leave to replead. A third amended complaint was filed on April 21, 2011, adding a Consumer Protection Act claim. On May 5, 2011, the Bank and its affiliates moved to dismiss the third amended complaint. On July 22, 2011, two developers moved to intervene in the lawsuit. On March 30, 2012, the court dismissed the unjust enrichment, fiduciary duty and Consumer Protection Act claims and limited fraud and negligent misrepresentation claims to three named plaintiffs. On September 17, 2012, plaintiffs filed a motion for class certification. On December 12, 2012, the Bank opposed the motion and oral argument is scheduled to take place on April 19, 2013.

Auction Rate Securities
On May 27, 2009, Elbit Systems Ltd (“Elbit”) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of auction rate securities, alleging federal securities law claims and state law aiding and abetting fraud and unjust enrichment causes of action. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion to dismiss the complaint for being barred by a prior release was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery on that issue and the Group filed a motion for summary judgment. On February 7, 2012, the SDNY denied the Group’s summary judgment motion holding that a genuine dispute exists as to whether the prior release bars Elbit’s claims. On January 7, 2013, the SDNY denied the Group’s motion to dismiss the complaint for failure to state a claim.

Tax matters
Credit Suisse has been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one former employee pleaded guilty to conduct while employed at other financial institutions that did not involve Credit Suisse. Credit Suisse received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations.

LIBOR-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations.

In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.

In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US.
UK Financial Services Authority matter
On October 25, 2011, the UK Financial Services Authority announced a settlement with Credit Suisse (UK) Limited (CSUK) in respect of findings as to the adequacy of systems and controls relating to the suitability of sales of non-principal protected products in 2007 to 2009. Under the settlement, CSUK was fined GBP 5.95 million and was required to conduct a review of sales of such products in the relevant period to determine suitability. This review has now been completed and the regulatory action against CSUK in respect of this matter has concluded.

Bank
Litigation
35 Litigation
> Refer to “Note 37 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.

Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2012
Significant subsidiaries and equity method investments
38 Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2012

		Credit Suisse Group AG

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		Credit Suisse Group (Guernsey) V Limited	St. Peter Port, Guernsey	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	6,135.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0

100		Credit Suisse (Poland) SP. z o.o	Warsaw, Poland	PLN	20.0

100		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	20.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100		Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Alternative Capital, LLC	Wilmington, United States	USD	81.6

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,079.6

100		Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100	[2]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100	[3]	Credit Suisse International	London, United Kingdom	USD	3,107.7

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	2,859.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	2,847.9

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

Significant subsidiaries (continued)
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million

100	DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100	J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100	Merban Equity AG	Zug, Switzerland	CHF	0.1

100	SPS Holding Corporation	Wilmington, United States	USD	0.1

100	Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99	PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

98	Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1

83	Asset Management Finance LLC	Wilmington, United States	USD	341.5

71	Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 98% of equity interest held by Credit Suisse AG.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2012

Credit Suisse Group AG

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) I Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) II Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) IV Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

5	[2]	York Capital Management Global Advisors, LLC	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments
36 Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2012

	Credit Suisse AG

100	AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100	Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100	Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100	Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100	Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100	CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100	Column Financial, Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100	Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100	Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100	Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100	Credit Suisse (France)	Paris, France	EUR	52.9

100	Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100	Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100	Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	6,135.9

100	Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0

100	Credit Suisse (Poland) Sp. z o.o	Warsaw, Poland	PLN	20.0

100	Credit Suisse (Qatar) LLC	Doha, Qatar	USD	20.0

100	Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3

100	Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse Alternative Capital, LLC	Wilmington, United States	USD	81.6

100	Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100	Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

100	Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100	Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100	Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100	Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100	Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100	Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,079.6

100	Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0

100	Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100	Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100	[1]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	2,859.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	2,847.9

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

98		Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1

98	[2]	Credit Suisse International	London, United Kingdom	USD	3,107.7

83		Asset Management Finance LLC	Wilmington, United States	USD	341.5

71		Credit Suisse Saudi Arabia	Riyadh, Saudia Arabia	SAR	300.0

58	[3]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0

1 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 2 Remaining 2% held directly by Credit Suisse Group AG. 80% of voting rights and 98% of equity interest held by Credit Suisse AG. 3 42% of voting rights held directly by Credit Suisse Group AG.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2012

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

5	[1]	York Capital Management Global Advisors, LLC	New York, United States

1 The Bank holds a significant noncontrolling interest.

Subsidiary guarantee information	12 Months Ended
Dec. 31, 2012
Subsidiary guarantee information
39 Subsidiary guarantee information
Certain wholly-owned finance subsidiaries of the Group, including Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly-owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,435	14,124		21,559	81		465		22,105

Interest expense	(4,431)	(10,311)		(14,742)	(79)		(134)		(14,955)

Net interest income	3,004	3,813		6,817	2		331		7,150

Commissions and fees	4,090	8,808		12,898	(12)		187		13,073

Trading revenues	1,555	(227)		1,328	1		(134)		1,195

Other revenues	891	1,599		2,490	1,319	[2]	(1,261)		2,548

Net revenues	9,540	13,993		23,533	1,310		(877)		23,966

Provision for credit losses	(5)	93		88	0		82		170

Compensation and benefits	3,676	8,770		12,446	56		28		12,530

General and administrative expenses	2,070	5,198		7,268	(101)		143		7,310

Commission expenses	256	1,502		1,758	1		16		1,775

Total other operating expenses	2,326	6,700		9,026	(100)		159		9,085

Total operating expenses	6,002	15,470		21,472	(44)		187		21,615

Income/(loss) from continuing operations before taxes	3,543	(1,570)		1,973	1,354		(1,146)		2,181

Income tax expense/(benefit)	1,321	(843)		478	5		13		496

Income/(loss) from continuing operations	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss)	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss) attributable to noncontrolling interests	281	(881)		(600)	0		936		336

Net income/(loss) attributable to shareholders	1,941	154		2,095	1,349		(2,095)		1,349

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,222	(727)		1,495	1,349	(1,159)		1,685

Gains/(losses) on cash flow hedges	0	7		7	30	0		37

Foreign currency translation	(559)	(674)		(1,233)	1	118		(1,114)

Unrealized gains/(losses) on securities	0	(43)		(43)	0	28		(15)

Actuarial gains/(losses)	20	38		58	0	(108)		(50)

Net prior service cost	(2)	1		(1)	0	249		248

Other comprehensive income/(loss), net of tax	(541)	(671)		(1,212)	31	287		(894)

Comprehensive income/(loss)	1,681	(1,398)		283	1,380	(872)		791

Comprehensive income/(loss) attributable to noncontrolling interests	186	(997)		(811)	0	1,022		211

Comprehensive income/(loss) attributable to shareholders	1,495	(401)		1,094	1,380	(1,894)		580

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,936		22,437	161		404		23,002

Interest expense	(4,670)	(11,753)		(16,423)	(153)		7		(16,569)

Net interest income	2,831	3,183		6,014	8		411		6,433

Commissions and fees	3,509	9,165		12,674	9		269		12,952

Trading revenues	(1,673)	6,413		4,740	1		279		5,020

Other revenues	1,267	492		1,759	1,888	[2]	(1,827)		1,820

Net revenues	5,934	19,253		25,187	1,906		(868)		26,225

Provision for credit losses	7	116		123	0		64		187

Compensation and benefits	3,736	9,452		13,188	80		(55)		13,213

General and administrative expenses	1,674	5,733		7,407	(135)		100		7,372

Commission expenses	267	1,701		1,968	1		23		1,992

Total other operating expenses	1,941	7,434		9,375	(134)		123		9,364

Total operating expenses	5,677	16,886		22,563	(54)		68		22,577

Income/(loss) from continuing operations before taxes	250	2,251		2,501	1,960		(1,000)		3,461

Income tax expense/(benefit)	(288)	747		459	7		205		671

Income/(loss) from continuing operations	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss)	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,337		1,141	1,953		(1,141)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	538	1,504		2,042	1,953	(1,205)		2,790

Gains/(losses) on cash flow hedges	0	(32)		(32)	(1)	0		(33)

Foreign currency translation	43	(336)		(293)	1	29		(263)

Unrealized gains/(losses) on securities	0	(3)		(3)	0	(15)		(18)

Actuarial gains/(losses)	(79)	221		142	0	(757)		(615)

Net prior service cost	0	(1)		(1)	0	396		395

Other comprehensive income/(loss), net of tax	(36)	(151)		(187)	0	(347)		(534)

Comprehensive income/(loss)	502	1,353		1,855	1,953	(1,552)		2,256

Comprehensive income/(loss) attributable to noncontrolling interests	771	169		940	0	(58)		882

Comprehensive income/(loss) attributable to shareholders	(269)	1,184		915	1,953	(1,494)		1,374

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	16,088		24,985	209		339		25,533

Interest expense	(5,454)	(13,341)		(18,795)	(203)		6		(18,992)

Net interest income	3,443	2,747		6,190	6		345		6,541

Commissions and fees	4,403	9,416		13,819	9		250		14,078

Trading revenues	667	8,547		9,214	0		124		9,338

Other revenues	1,081	229		1,310	4,982	[2]	(4,863)		1,429

Net revenues	9,594	20,939		30,533	4,997		(4,144)		31,386

Provision for credit losses	13	(134)		(121)	0		42		(79)

Compensation and benefits	4,177	10,524		14,701	90		(192)		14,599

General and administrative expenses	1,883	5,413		7,296	(196)		131		7,231

Commission expenses	307	1,814		2,121	3		24		2,148

Total other operating expenses	2,190	7,227		9,417	(193)		155		9,379

Total operating expenses	6,367	17,751		24,118	(103)		(37)		23,978

Income/(loss) from continuing operations before taxes	3,214	3,322		6,536	5,100		(4,149)		7,487

Income tax expense	952	355		1,307	2		239		1,548

Income/(loss) from continuing operations	2,262	2,967		5,229	5,098		(4,388)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,948		5,210	5,098		(4,388)		5,920

Net income attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,738		4,408	5,098		(4,408)		5,098

of which from continuing operations	1,670	2,757		4,427	5,098		(4,408)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2010	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,262	2,948		5,210	5,098	(4,388)		5,920

Gains/(losses) on cash flow hedges	0	22		22	(14)	0		8

Foreign currency translation	(2,673)	(934)		(3,607)	0	28		(3,579)

Unrealized gains/(losses) on securities	0	13		13	1	(7)		7

Actuarial gains/(losses)	(35)	(76)		(111)	0	(134)		(245)

Net prior service cost	(1)	0		(1)	0	14		13

Other comprehensive income/(loss), net of tax	(2,709)	(975)		(3,684)	(13)	(99)		(3,796)

Comprehensive income/(loss)	(447)	1,973		1,526	5,085	(4,487)		2,124

Comprehensive income/(loss) attributable to noncontrolling interests	(93)	(339)		(432)	0	510		78

Comprehensive income/(loss) attributable to shareholders	(354)	2,312		1,958	5,085	(4,997)		2,046

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
end of 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,388	56,988		61,376	19	368		61,763

Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455

Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading assets	87,958	168,644		256,602	0	(203)		256,399

Investment securities	0	1,939		1,939	0	1,559		3,498

Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022

Net loans	22,945	204,553		227,498	4,459	10,266		242,223

Premises and equipment	1,062	4,354		5,416	0	202		5,618

Goodwill	581	6,929		7,510	0	879		8,389

Other intangible assets	77	166		243	0	0		243

Brokerage receivables	20,545	25,223		45,768	0	0		45,768

Other assets	15,469	57,313		72,782	173	(43)		72,912

Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280

Liabilities and equity (CHF million)

Due to banks	164	30,410		30,574	3,753	(3,313)		31,014

Customer deposits	1	297,689		297,690	0	10,622		308,312

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721

Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading liabilities	23,332	67,759		91,091	0	(275)		90,816

Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641

Long-term debt	35,485	111,512		146,997	437	700		148,134

Brokerage payables	44,400	20,276		64,676	0	0		64,676

Other liabilities	12,008	45,359		57,367	51	219		57,637

Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996

Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498

Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786

Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)
end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(5,118)	(6,871)		(11,989)	357	[2]	(1,042)		(12,674)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(2)	317		315	0		(131)		184

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,125	21,808		46,933	0		19		46,952

Purchase of investment securities	0	(276)		(276)	0		(204)		(480)

Proceeds from sale of investment securities	0	936		936	0		0		936

Maturities of investment securities	0	1,442		1,442	0		184		1,626

Investments in subsidiaries and other investments	78	(2,025)		(1,947)	(3,584)		3,492		(2,039)

Proceeds from sale of other investments	1,903	1,015		2,918	110		76		3,104

(Increase)/decrease in loans	1,075	(11,189)		(10,114)	1,154		(1,925)		(10,885)

Proceeds from sale of loans	0	1,090		1,090	0		0		1,090

Capital expenditures for premises and equipment and other intangible assets	(364)	(863)		(1,227)	0		(15)		(1,242)

Proceeds from sale of premises and equipment and other intangible assets	16	10		26	0		0		26

Other, net	235	3,441		3,676	28		(21)		3,683

Net cash provided by/(used in) investing activities of continuing operations	28,066	15,706		43,772	(2,292)		1,475		42,955

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	78	(15,020)		(14,942)	(1,015)		2,902		(13,055)

Increase/(decrease) in short-term borrowings	4,114	(15,757)		(11,643)	0		3,803		(7,840)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,402)	(19,556)		(39,958)	0		0		(39,958)

Issuances of long-term debt	879	36,338		37,217	10		1,178		38,405

Repayments of long-term debt	(5,094)	(49,371)		(54,465)	(1,149)		(322)		(55,936)

Issuances of common shares	0	0		0	1,930		0		1,930

Sale of treasury shares	0	0		0	367		7,988		8,355

Repurchase of treasury shares	0	0		0	(495)		(8,364)		(8,859)

Dividends paid/capital repayments	0	(321)		(321)	(944)		(31)		(1,296)

Excess tax benefits on share based awards	0	42		42	0		(42)		0

Other, net	(1,715)	5,318		3,603	3,180		(6,389)		394

Net cash provided by/(used in) financing activities of continuing operations	(22,140)	(58,327)		(80,467)	1,884		723		(77,860)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(118)	(1,046)		(1,164)	57		(124)		(1,231)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	690	(50,538)		(49,848)	6		1,032		(48,810)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,388	56,988		61,376	19		368		61,763

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,994		37,103	431	[2]	1,096		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,019)		(1,020)	0		288		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	4,996		(14,681)	0		(540)		(15,221)

Purchase of investment securities	0	(1,232)		(1,232)	0		(310)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	2,294		2,294	0		168		2,462

Investments in subsidiaries and other investments	10	(1,420)		(1,410)	(101)		(271)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(21,144)		(14,818)	547		(2,971)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,250)		(1,727)	0		(12)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	186		189	0		33		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,716)		(23,263)	455		(3,164)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,651		27,624	(1,514)		1,825		27,935

Increase/(decrease) in short-term borrowings	(21,783)	25,881		4,098	0		0		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	30,255		33,650	10		574		34,234

Repayments of long-term debt	(9,974)	(26,617)		(36,591)	(489)		(47)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(481)		(481)	(1,560)		93		(1,948)

Other, net	(3,897)	1,118		(2,779)	617		(346)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,636		32,704	(1,458)		1,810		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(627)		(692)	567		(508)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	47,312		45,877	(5)		(766)		45,106

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	3,698	107,526		111,224	13		(664)		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 162 million and CHF 188 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(19,998)		6,917	3,577	[2]	(2,266)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(6,727)		(1,760)	0		1,662		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(17,556)		(27,541)	0		23		(27,518)

Purchase of investment securities	0	(2,580)		(2,580)	0		(172)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	3,555		3,555	29		164		3,748

Investments in subsidiaries and other investments	(263)	(1,103)		(1,366)	(68)		(240)		(1,674)

Proceeds from sale of other investments	847	1,308		2,155	5		307		2,467

(Increase)/decrease in loans	98	6,026		6,124	715		(2,869)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,170)		(1,680)	0		(9)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	146		214	0		61		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(16,279)		(21,057)	681		(1,073)		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,475		27,463	(1,767)		695		26,391

Increase/(decrease) in short-term borrowings	5,953	4,981		10,934	0		0		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,061		(7,097)	0		0		(7,097)

Issuances of long-term debt	497	55,734		56,231	0		1,679		57,910

Repayments of long-term debt	(6,343)	(43,008)		(49,351)	(465)		(1,574)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,589)		(3,589)	(2,378)		3,167		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(494)		(3,344)	2,395		1,502		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	52,316		33,881	(4,247)		3,394		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,905)		(6,463)	(4)		312		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	10,092		13,236	7		367		13,610

Cash and due from banks at beginning of period	1,989	50,122		52,111	11		(265)		51,857

Cash and due from banks at end of period	5,133	60,214		65,347	18		102		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 3,063 million and CHF 269 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2012
Credit Suisse Group parent company
40 Credit Suisse Group parent company
> Refer to “Note 39 – Subsidiary guarantee information” for the condensed Credit Suisse Group parent company financial information.

Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2012
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
41 Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
The Group’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or International Financial Reporting Standards (IFRS) to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.

The principal provisions of the Banking Ordinance and the FINMA Circular 2008/2, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:

> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Group’s accounting policies.
Scope of consolidation
Under US GAAP, the Group does not consolidate certain entities that issue redeemable preferred securities. Under Swiss GAAP, these entities would continue to be consolidated as the Group holds 100% of the voting rights.

Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Group are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.

Fair value option
Unlike US GAAP, Swiss GAAP generally does not allow the >>>fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of income.

For issued structured products that include own debt and meet certain restrictive conditions, fair value measurement is applied on a case-by-case basis. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income.

Other issued structured products which are not in the scope of this interpretation or for which fair value accounting is not elected under Swiss GAAP but for which the fair value option is elected under US GAAP continue to be bifurcated for Swiss GAAP purposes. This means that the embedded derivative is carried at fair value and the host contract is accounted for at amortized cost.

Other non-trading assets measured at fair value
Under US GAAP, all of our mortgage servicing rights and most of our life settlement contracts are reported at fair value, with changes in value reported in the consolidated statements of operations.
Under Swiss GAAP, mortgage servicing rights and life settlement contracts are carried at the lower of cost or market.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to 20 years is acceptable. In addition, goodwill is tested for impairment.

Intangible assets with indefinite lives
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.

Under Swiss GAAP, intangibles assets with indefinite lives are amortized over a useful life, up to a maximum of five years. In addition, these assets are tested for impairment.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.

Loan origination fees
US GAAP requires the deferral of certain fees received upfront in connection with the loan origination for loans not held under the fair value option.
Under Swiss GAAP, only upfront payments or fees that are considered interest-related components are deferred (e.g., premiums and discounts). Fees received from the borrower which are considered service-related fees such as commitment fees, structuring fees and arrangement fees are immediately recognized in commission income.

Sale of financial instruments held at amortized cost
Under US GAAP, the gain or loss on sale or early redemption of a financial instrument is immediately recognized in the consolidated statements of operations.
Under Swiss GAAP, the gain or loss on sale or early redemption of an interest-related financial instrument held at amortized cost is deferred over the remaining original term of the financial instrument.

Extinguishment of own debt
Under US GAAP, repurchased or reacquired own debt instruments are extinguished and gains or losses from extinguishment are immediately recognized in other income.
Under Swiss GAAP, repurchased own debt is only extinguished if the respective securities are legally extinguished. Gains or losses from extinguishment of own debt that was accounted for at amortized cost are deferred and amortized over the original term of the repurchased instruments. For reacquired own debt instruments that are not legally extinguished, the repurchased own debt instruments are either held as financial investments at the lower of cost or market or as trading assets at fair value. The carrying value of the repurchased instruments is offset against the respective liability of own debt instruments issued.

Real estate held for investment
Under US GAAP, real estate held for investment is valued at cost less accumulated depreciation and any impairment.
Under Swiss GAAP, real estate held for investment that the Group intends to hold permanently is also valued at cost less accumulated depreciation and any other-than-temporary impairment. If the Group does not intend to hold real estate permanently, it is carried at the lower of cost or market.

Sale and leaseback transactions
Under US GAAP, gains from the sale of property subject to a sale and leaseback agreement are deferred and amortized over the leaseback period.
Under Swiss GAAP, gains from the sale of property subject to a sale and leaseback agreement are only deferred if the provisions of the leaseback contract indicate that the leaseback is a capital lease; if the leaseback contract meets the requirements of an operating lease, such gains are immediately recognized upon sale of the property.

Investments in securities
Available-for-sale securities
Under US GAAP, available-for-sale securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Declines in fair value below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations, except for amounts relating to factors other than credit loss on debt securities with no intent or requirement to sell that continue to be included in AOCI. The new cost basis will not be changed for subsequent recoveries in fair value.

Under Swiss GAAP, available-for-sale securities are accounted for at the lower of cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net trading income.

Non-marketable equity securities
Under US GAAP, non-marketable equity securities are valued at cost less other-than-temporary impairment or at fair value.
Under Swiss GAAP, non-marketable equity securities are carried at the lower of cost or market.
Impairments on held-to-maturity securities
Under US GAAP, declines in fair value of held-to-maturity securities below cost deemed to be other-than-temporary are recognized as impairments in the consolidated statements of operations except for amounts relating to factors other than credit loss on debt securities held with no intent or requirement to sell that are included in AOCI. The impairment cannot be reversed in future periods.

Under Swiss GAAP, all impairments are recognized in the consolidated statements of income. Impairments recognized on held-to-maturity securities are reversed up to the amortized cost if the fair value of the instrument subsequently recovers. A reversal is recorded in the consolidated statements of income.

Trading positions
Under both US GAAP and Swiss GAAP, positions classified in the trading portfolio are valued at fair value. Under US GAAP, this classification is based on management’s intent concerning the specific instrument, whereas under Swiss GAAP, the prevailing criteria is the active management of the specific instrument in the context of a documented trading strategy.

Derivatives used for cash flow hedges
Under US GAAP, the effective portion of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the effective portion of a cash flow hedge is recorded in the compensation account in other assets or other liabilities.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets certain criteria.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer.
Discontinued operations
Under US GAAP, the assets and liabilities of an operation held-for-sale are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.

Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary. Extraordinary income and expenses are reported net of tax.
Reserves for general banking risks
US GAAP does not allow general unallocated provisions.
Under Swiss GAAP, reserves for general banking risks are recorded as a separate component between liabilities and shareholders’ equity. Reserves for general banking risks are established or released through extraordinary expense and extraordinary income, respectively, or result from the reallocation of provisions which are no longer economically required.

Loan commitments
Under US GAAP, the Group includes unused credit facilities that can be revoked at its sole discretion upon notice to the client in loan commitments.
Under Swiss GAAP, credit facilities that can be revoked at the Group’s sole discretion are only disclosed if the notice period exceeds six weeks.

Bank
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
37 Significant valuation and income recognition differences between US GAAP and Swiss GAAP bank law (true and fair view)
> Refer to “Note 41 – Significant valuation and income recognition differences between US GAAP and Swiss GAAP bank law (true and fair view)” in V – Consolidated financial statements – Credit Suisse Group for further information.

Risk assessment	12 Months Ended
Dec. 31, 2012
Risk assessment
42 Risk assessment
In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board.

The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.

The Board is responsible for the strategic direction, supervision and control of the Group and for defining its overall tolerance for risk in the form of a risk appetite statement. The Board has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.

The Board’s Risk Committee is responsible for assisting the Board in fulfilling its oversight responsibilities by providing guidance regarding risk governance and the review and assessment of the risk appetite framework including capital adequacy, the major risk exposures and the approval of risk limits. In addition to its other responsibilities such as reviewing the quarterly and annual financial statements and the performance and effectiveness of internal and external auditors, the Audit Committee reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system (ICS) and the annual compliance report.

Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation and Risk Management Committee (CARMC), the Risk Processes and Standards Committee and the Reputation Risk and Sustainability Committee have been established to assist the Executive Board, and certain responsibilities regarding risk management and oversight have been delegated to these committees. CARMC is comprised of at least five members of the Executive Board and senior management appointed by the CEO and operates in the >>>position risk cycle for setting position risk standards and monitoring related limits, the finance and capital cycle for asset/liability management, funding, liquidity and capital matters, and the ICS cycle for operational risks, legal and compliance issues and internal control matters. CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. The divisional risk management committees regularly review and discuss division-specific market and credit risk matters, operational risks, legal and compliance issues and internal control matters.

During the reporting period, the Board received the quarterly risk reports from the CRO and the annual ICS and compliance reports from the office of the General Counsel, which formed the basis of the Board’s risk reviews. Additional risk information was provided at each meeting of the Board’s Risk Committee and at most Board meetings. The Board, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Bank
Risk assessment
38 Risk assessment
During the reporting period the Board of Directors (Board) and its Risk Committee performed risk assessments in accordance with established policies and procedures.
The governance of the Bank and the Group, including risk governance, is fully aligned. Both the Board and the Executive Board are comprised of the same individuals.
> Refer to “Note 42 – Risk assessment” in V – Consolidated financial statements – Credit Suisse Group for information in accordance with the Swiss Code of Obligations on the risk assessment process followed by the Board.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Group ends on December 31. Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholders’ equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Group and its subsidiaries. The Group’s subsidiaries are entities in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. The Group consolidates limited partnerships in cases where it is the general partner or is a limited partner with substantive rights to kick out the general partner or dissolve the partnership and participate in significant decisions made in the ordinary course of business. The Group also consolidates VIEs where the Group is the primary beneficiary in accordance with Accounting Standards Codification (ASC) Topic 810 – Consolidation. The effects of material intercompany transactions and balances have been eliminated.

Where a Group subsidiary is a separate legal entity and determined to be an investment company as defined by ASC Topic 946 – Financial Services – Investment Companies, interests in other entities held by this Group subsidiary are not consolidated and are carried at fair value.

Group entities that qualify as broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers do not consolidate investments in voting interest entities that would otherwise qualify for consolidation when the investment is held on a temporary basis for trading purposes. In addition, subsidiaries that are strategic components of a broker-dealers’ operations are consolidated regardless of holding intent.

Foreign currency translation
Foreign currency translation
Transactions denominated in currencies other than the functional currency of the related entity are recorded by remeasuring them in the functional currency of the related entity using the foreign exchange rate on the date of the transaction. As of the dates of the consolidated balance sheets, monetary assets and liabilities, such as receivables and payables, are reported using the year-end spot foreign exchange rates. Foreign exchange rate differences are recorded in the consolidated statements of operations. Non-monetary assets and liabilities are recorded using the historic exchange rate.

For the purpose of consolidation, the assets and liabilities of Group companies with functional currencies other than Swiss francs are translated into Swiss franc equivalents using year-end spot foreign exchange rates, whereas revenues and expenses are translated using the weighted average foreign exchange rate for the year. Translation adjustments arising from consolidation are included in accumulated other comprehensive income/(loss) (AOCI) within total shareholders’ equity.

Fair value measurement and option
Fair value measurement and option
The fair value measurement guidance establishes a single authoritative definition of fair value and sets out a framework for measuring fair value. The fair value option creates an alternative measurement treatment for certain financial assets and financial liabilities. The fair value option can be elected at initial acquisition of the eligible item or at the date when the Group enters into an agreement which gives rise to an eligible item (e.g., a firm commitment or a written loan commitment). If not elected at initial recognition, the fair value option can be applied to an item upon certain triggering events that give rise to a new basis of accounting for that item. The application of the fair value option to a financial asset or a financial liability does not change its classification on the face of the balance sheet and the election is irrevocable. Changes in fair value resulting from the election are recorded in trading revenues.

> Refer to “Fair value option” in Note 33 – Financial instruments for further information.

Cash and due from banks
Cash and due from banks
Cash and due from banks consists of currency on hand, demand deposits with banks or other financial institutions and cash equivalents. Cash equivalents are defined as short-term, highly liquid instruments with original maturities of three months or less, which are held for cash management purposes.

Reverse repurchase and repurchase agreements
Reverse repurchase and repurchase agreements
Purchases of securities under resale agreements (>>>reverse repurchase agreements) and securities sold under agreements to repurchase substantially identical securities (>>>repurchase agreements) do not constitute economic sales and are therefore treated as collateralized financing transactions and are carried in the consolidated balance sheet at the amount of cash disbursed or received, respectively. Reverse repurchase agreements are recorded as collateralized assets while repurchase agreements are recorded as liabilities, with the underlying securities sold continuing to be recognized in trading assets or investment securities. The fair value of securities to be repurchased and resold is monitored on a daily basis, and additional collateral is obtained as needed to protect against credit exposure.

Assets and liabilities recorded under these agreements are accounted for on one of two bases, the accrual basis or the fair value basis. Under the accrual basis, interest earned on reverse repurchase agreements and interest incurred on repurchase agreements are reported in interest and dividend income and interest expense, respectively. The fair value basis of accounting may be elected pursuant to ASC Topic 825 – Financial Instruments, and any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method. The Group has elected the fair value basis of accounting on some of its agreements.

Reverse repurchase and repurchase agreements are netted if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement.

Securities lending and borrowing transactions
Securities lending and borrowing transactions
Securities borrowed and securities loaned that are cash-collateralized are included in the consolidated balance sheets at amounts equal to the cash advanced or received. If securities received in a securities lending and borrowing transaction as collateral may be sold or repledged, they are recorded as securities received as collateral in the consolidated balance sheet and a corresponding liability to return the security is recorded. Securities lending transactions against non-cash collateral in which the Group has the right to resell or repledge the collateral received are recorded at the fair value of the collateral initially received. For securities lending transactions, the Group receives cash or securities collateral in an amount generally in excess of the market value of securities lent. The Group monitors the fair value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary.

Fees and interest received or paid are recorded in interest and dividend income and interest expense, respectively, on an accrual basis. In the case where the fair value basis of accounting is elected, any resulting change in fair value is reported in trading revenues. Accrued interest income and expense are recorded in the same manner as under the accrual method.

Transfers of financial assets
Transfers of financial assets
The Group transfers various financial assets, which may result in the sale of these assets to special purpose entities (SPEs), which in turn issue securities to investors. The Group values its beneficial interests at fair value using quoted market prices, if such positions are traded on an active exchange or financial models that incorporate observable and unobservable inputs.

> Refer to “Note 32 – Transfers of financial assets and variable interest entities” for further information on the Group’s transfer activities.

Trading assets and liabilities
Trading assets and liabilities
Trading assets and liabilities include debt and equity securities, derivative instruments, certain loans held in broker-dealer entities, commodities and precious metals. Items included in the trading portfolio are carried at fair value and classified as held for trading purposes based on management’s intent. Regular-way security transactions are recorded on a trade-date basis. Unrealized and realized gains and losses on trading positions are recorded in trading revenues.

Derivatives
Freestanding derivative contracts are carried at fair value in the consolidated balance sheets regardless of whether these instruments are held for trading or risk management purposes. Commitments to originate mortgage loans that will be held for sale are considered >>>derivatives for accounting purposes. When derivative features embedded in certain contracts that meet the definition of a derivative are not considered clearly and closely related to the host contract, either the embedded feature is accounted for separately at fair value or the entire contract, including the embedded feature, is accounted for at fair value. In both cases, changes in fair value are recorded in the consolidated statements of operations. If separated for measurement purposes, the derivative is recorded in the same line item in the consolidated balance sheets as the host contract.

Derivatives classified as trading assets and liabilities include those held for trading purposes and those used for risk management purposes that do not qualify for hedge accounting. Derivatives held for trading purposes arise from proprietary trading activity and from customer-based activity. Realized gains and losses, changes in unrealized gains and losses and interest flows are included in trading revenues. Derivative contracts designated and qualifying as fair value hedges, cash flow hedges or net investment hedges are reported as other assets or other liabilities.

The fair value of exchange-traded derivatives is typically derived from observable market prices and/or observable market parameters. Fair values for >>>over-the-counter (OTC) derivatives are determined on the basis of proprietary models using various input parameters. Derivative contracts are recorded on a net basis per counterparty, where an enforceable master netting agreement exists. Where no such agreement exists, fair values are recorded on a gross basis.

Where hedge accounting is applied, the Group formally documents all relationships between hedging instruments and hedged items, including the risk management objectives and strategy for undertaking hedge transactions. At inception of a hedge and on an ongoing basis, the hedge relationship is formally assessed to determine whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items attributable to the hedged risk. The Group discontinues hedge accounting prospectively in the following circumstances:

(i) the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item (including forecasted transactions);
(ii) the derivative expires or is sold, terminated or exercised;
(iii) the derivative is no longer designated as a hedging instrument because it is unlikely that the forecasted transaction will occur; or
(iv) the designation of the derivative as a hedging instrument is otherwise no longer appropriate.
For derivatives that are designated and qualify as fair value hedges, the carrying value of the underlying hedged items is adjusted to fair value for the risk being hedged. Changes in the fair value of these derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the risk being hedged for the hedged assets or liabilities to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When the Group discontinues fair value hedge accounting because it determines that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value attributable to the hedged risk. Interest-related fair value adjustments made to the underlying hedged items will be amortized to the consolidated statements of operations over the remaining life of the hedged item. Any unamortized interest-related fair value adjustment is recorded in the consolidated statements of operations upon sale or extinguishment of the hedged asset or liability, respectively. Any other fair value hedge adjustments remain part of the carrying amount of the hedged asset or liability and are recognized in the consolidated statements of operations upon disposition of the hedged item as part of the gain or loss on disposition.

For hedges of the variability of cash flows from forecasted transactions and floating rate assets or liabilities, the effective portion of the change in the fair value of a designated derivative is recorded in AOCI. These amounts are reclassified into the line item in the consolidated statements of operations in which the hedged item is recorded when the variable cash flow from the hedged item impacts earnings (for example, when periodic settlements on a variable rate asset or liability are recorded in the consolidated statements of operations or when the hedged item is disposed of). The change in fair value representing hedge ineffectiveness is recorded separately in trading revenues.

When hedge accounting is discontinued on a cash flow hedge, the net gain or loss will remain in AOCI and be reclassified into the consolidated statements of operations in the same period or periods during which the formerly hedged transaction is reported in the consolidated statements of operations. When the Group discontinues hedge accounting because it is probable that a forecasted transaction will not occur within the specified date or period plus two months, the derivative will continue to be carried in the consolidated balance sheets at its fair value, and gains and losses that were previously recorded in AOCI will be recognized immediately in the consolidated statements of operations.

For hedges of a net investment in a foreign operation, the change in the fair value of the hedging derivative is recorded in AOCI to the extent the hedge is effective. The change in fair value representing hedge ineffectiveness is recorded in trading revenues. The Group uses the forward method of determining effectiveness for net investment hedges, which results in the time value portion of a foreign currency forward being reported in AOCI to the extent the hedge is effective.

Investment securities
Investment securities
Investment securities include debt securities classified as held-to-maturity and debt and marketable equity securities classified as available-for-sale. Regular-way security transactions are recorded on a trade-date basis.

Debt securities where the Group has the positive intent and ability to hold such securities to maturity are classified as such and are carried at amortized cost, net of any unamortized premium or discount.

Debt and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, which represent the difference between fair value and amortized cost, are recorded in AOCI. Amounts reported in AOCI are net of income taxes.

Amortization of premiums or discounts is recorded in interest and dividend income using the effective yield method through the maturity date of the security.
Recognition of an impairment on debt securities is recorded in the consolidated statements of operations if a decline in fair value below amortized cost is considered other-than-temporary, that is, amounts due according to the contractual terms of the security are not considered collectible, typically due to deterioration in the creditworthiness of the issuer. No impairment is recorded in connection with declines resulting from changes in interest rates to the extent the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Recognition of an impairment on equity securities is recorded in the consolidated statements of operations if a decline in fair value below the cost basis of an investment is considered other-than-temporary. The Group generally considers unrealized losses on equity securities to be other-than-temporary if the fair value has been below cost for more than six months or by more than 20%.

Recognition of an impairment for debt or equity securities establishes a new cost basis, which is not adjusted for subsequent recoveries.
Unrealized losses on available-for-sale securities are recognized in the consolidated statements of operations when a decision has been made to sell a security.

Other investments
Other investments
Other investments include equity method investments and non-marketable equity securities such as private equity, hedge funds, and restricted stock investments, certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee, and real estate held for investment.

Equity method investments are investments where the Group has the ability to significantly influence the operating and financial policies of an investee. Significant influence is typically characterized by ownership of 20% to 50% of the voting stock or in-substance common stock of a corporation or 5% or more of limited partnership interests. Equity method investments are accounted for under the equity method of accounting or the fair value option. Under the equity method of accounting, the Group’s share of the profit or loss, as well as any impairment on the investee, if applicable, are reported in other revenues. Under the fair value option, changes in fair value are reported in other revenues . The Group has elected the fair value basis of accounting on some of its equity method investments.

The Group’s other non-marketable equity securities are carried at cost less other-than-temporary impairment or at fair value if elected under the fair value option. Non-marketable equity securities held by the Group’s subsidiaries that are determined to be investment companies as defined by ASC Topic 946 – Financial Services – Investment Companies are carried at fair value, with changes in fair value recorded in other revenues.

Equity method investments and non-marketable equity securities held by broker-dealer entities as defined by ASC Topic 940 – Financial Services – Broker and Dealers are measured at fair value and reported in trading assets when the intent of the broker-dealer entity is to hold the asset temporarily for trading purposes. Changes in fair value are reported in trading revenues.

Real estate held for investment purposes is carried at cost less accumulated depreciation and is depreciated over its estimated useful life, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. These assets are tested for impairment annually, or more frequently, if events or changes in circumstances indicate that the carrying amount may not be recoverable. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

In connection with the life finance business, the Group invests in single premium immediate annuities (SPIA), which are carried at fair value with the related fair value changes reported in trading revenues. The life finance business also invests in life settlement contracts.

Loans
Loans
Loans held-to-maturity
Loans which the Group intends to hold until maturity are carried at outstanding principal balances plus accrued interest, net of the following items: unamortized premiums, discounts on purchased loans, deferred loan origination fees and direct loan origination costs on originated loans. Interest income is accrued on the unpaid principal balance and net deferred premiums/discounts and fees/costs are amortized as an adjustment to the loan yield over the term of the related loans.

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

Lease financing transactions where the Group is the lessor are classified as loans. Unearned income is amortized to interest and dividend income over the lease term using the effective interest method.

In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” for further information.
Allowance for loan losses on loans held-to-maturity
The allowance for loan losses is comprised of the following components: probable credit losses inherent in the portfolio and those losses specifically identified. Changes in the allowance for loan losses are recorded in the consolidated statements of operations in provision for credit losses and in interest income (for provisions on past due interest).

The Group evaluates many factors when estimating the allowance for loan losses, including volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. The component of the allowance representing probable losses inherent in the portfolio is for loans not specifically identified as impaired and that, on a portfolio basis, are considered to contain probable inherent loss. The estimate of this component of the allowance for the consumer loans portfolio involves applying historical and current default probabilities and historical recovery experience and related current assumptions to homogenous loans based on internal risk rating and product type. To estimate this component of the allowance for the corporate & institutional loans portfolio, the Group segregates loans by risk, industry or country rating. Excluded from this estimate process are consumer and corporate & institutional loans that have been specifically identified as impaired or are held at fair value. For lending-related commitments, a provision for losses is estimated based on historical loss and recovery experience and recorded in other liabilities. Changes in the estimate of losses for lending-related commitments are recorded in the consolidated statements of operations in provision for credit losses.

The estimate of the component of the allowance for specifically identified credit losses on impaired loans is based on a regular and detailed analysis of each loan in the portfolio considering collateral and counterparty risk. The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.

A loan is classified as non-performing no later than when the contractual payments of principal and/or interest are more than 90 days past due except for subprime residential loans which are classified as non-performing no later than when the contractual payments of principal and/or interest are more than 120 days past due. The additional 30 days ensure that these loans are not incorrectly assessed as non-performing during the time when servicing of them typically is being transferred. However, management may determine that a loan should be classified as non-performing notwithstanding that contractual payments of principal and/or interest are less than 90 days past due or, in the case of subprime residential loans, 120 days past due. For non-performing loans, a provision is recorded in an amount equal to any accrued but unpaid interest at the date the loan is classified as non-performing, resulting in a charge to the consolidated statements of operations. In addition, the Group continues to add accrued interest receivable to the loans balance for collection purposes; however, a provision is recorded resulting in no interest income recognition. Thereafter, the outstanding principal balance is evaluated at least annually for collectibility and a provision is established as necessary.

A loan can be further downgraded to non-interest-earning when the collection of interest is considered so doubtful that further accrual of interest is deemed inappropriate. At that time, and on at least a quarterly basis thereafter depending on various risk factors, the outstanding principal balance, net of provisions previously recorded, is evaluated for collectibility and additional provisions are established as required.

Generally, non-performing loans and non-interest-earning loans may be restored to performing status only when delinquent principal and interest are brought up to date in accordance with the terms of the loan agreement and when certain performance criteria are met.

Interest collected on non-performing loans and non-interest-earning loans is accounted for using the cash basis or the cost recovery method or a combination of both.
Loans that are not already classified as non-performing or non-interest-earning but were modified in a troubled debt restructuring are reported as restructured loans. Generally, a restructured loan would have been considered impaired and an associated allowance for loan losses would have been established prior to the restructuring. Loans modified in a troubled debt restructuring are reported as restructured loans to the end of the reporting year in which the loan was modified or for as long as an allowance for loan losses based on the terms specified by the restructuring agreement is associated with the restructured loan or an interest concession made at the time of the restructuring exists. In making the determination of whether an interest rate concession has been made, market interest rates for loans with comparable risk to borrowers of the same credit quality are considered. Loans that have been restructured in a troubled debt restructuring and are performing according to the new terms continue to accrue interest. Loan restructurings may include the receipt of assets in satisfaction of the loan, the modification of loan terms (e.g., reduction of interest rates, extension of maturity dates at a stated interest rate lower than the current market rate for new loans with similar risk, or reduction in principal amounts and/or accrued interest balances) or a combination of both.

Potential problem loans are impaired loans not already classified as non-performing, non-interest earning or restructured loans where contractual payments have been received according to schedule, but where doubt exists as to the collection of future contractual payments. Potential problem loans are evaluated for impairment on an individual basis and an allowance for loan losses is established as necessary. Potential problem loans continue to accrue interest.

The amortization of net loan fees or costs on impaired loans is generally discontinued during the periods in which matured and unpaid interest or principal is outstanding. On settlement of a loan, if the loan balance is not collected in full, an allowance is established for the uncollected amount, if necessary, and the loan is then written off, net of any deferred loan fees and costs.

Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.

> Refer to “Impaired loans” in Note 18 – Loans, allowance for loan losses and credit quality for further information on the write-off of a loan and related accounting policies.
Loans held-for-sale
Loans, which the Group has the intent to sell in the foreseeable future, are considered held-for-sale and are carried at the lower of amortized cost or market value determined on either an individual method basis, or in the aggregate for pools of similar loans if sold or securitized as a pool. Loans held-for-sale are included in other assets. Gains and losses on loans held-for-sale are recorded in other revenues.

Purchased impaired loans
Purchased loans for which it is probable at acquisition that all contractually required payments will not be received are recorded at their net purchase price and no allowances are carried over. The excess of the estimated cash flows to be collected over the amount paid is accreted into interest income over the estimated recovery period when reasonable estimates can be made about the timing and amount of recovery. The Group does not consider such loans to be impaired at the time of acquisition. Such loans are deemed impaired only if the Group’s estimate of cash to be received decreases below the estimate at the time of acquisition. Increases in the estimated expected recovery is recorded as a reversal of allowances, if any, and then recognized as an adjustment of the effective yield of the loan.

Loans held at fair value under the fair value option
Loans and loan commitments for which the fair value option is elected are reported at fair value with changes in fair value reported in trading revenues. The application of the fair value option does not change the loan’s classification. Loan commitments carried at fair value are recorded in other assets or other liabilities, respectively.

Premises and equipment
Premises and equipment
Premises are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over their estimated useful lives, generally 40 to 67 years. Land is carried at historical cost and is not depreciated. Alterations and improvements to rented premises are depreciated on a straight-line basis over the shorter of the lease term or estimated useful life, which is not to exceed ten years. Other tangible fixed assets such as computers, machinery, furnishings, vehicles, other equipment and building improvements are depreciated using the straight-line method over their estimated useful lives, generally three to ten years.

The Group capitalizes costs relating to the acquisition, installation and development of software with a measurable economic benefit, but only if such costs are identifiable and can be reliably measured. The Group depreciates capitalized software costs on a straight-line basis over the estimated useful life of the software, generally not exceeding three years, taking into consideration the effects of obsolescence, technology, competition and other economic factors.

The Group reflects finance leasing activities for which it is the lessee by recording an asset in premises and equipment and a corresponding liability in other liabilities at an amount equal to the smaller of the present value of the minimum lease payments or fair value, and the leased asset is depreciated over the shorter of the asset’s estimated useful life or the lease term.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill arises on the acquisition of subsidiaries and equity method investments. It is measured as the excess of the fair value of the consideration transferred, the fair value of any noncontrolling interest in the acquiree and the fair value of any previously held equity interest in the acquired subsidiary, over the net of the acquisition-date fair values of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortized, rather it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Goodwill is allocated to the Group’s reporting units for the purposes of the impairment test.

Other intangible assets may be acquired individually or as part of a group of assets assumed in a business combination. Other intangible assets include but are not limited to: patents, licenses, copyrights, trademarks, branch networks, mortgage servicing rights, customer base and deposit relationships. Acquired intangible assets are initially measured at the amount of cash disbursed or the fair value of other assets distributed. Other intangible assets that have a finite useful life are amortized over that period. Other intangible assets acquired after January 1, 2002, that are determined to have an indefinite useful life, are not amortized; rather they are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the indefinite intangible asset may be impaired. Mortgage servicing rights are included in non-amortizing other intangible assets and are carried at fair value, with changes in fair value recognized through earnings in the period in which they occur. Mortgage servicing rights represent the right to perform specified mortgage servicing activities on behalf of third parties. Mortgage servicing rights are either purchased from third parties or retained upon sale of acquired or originated loans.

Recognition of an impairment on tangible fixed assets and other intangible assets
Recognition of an impairment on tangible fixed assets and finite intangible assets
The Group evaluates premises and equipment and finite intangible assets for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the asset is considered not to be recoverable, an impairment is recorded in general and administrative expenses to the extent the fair value of the asset is less than its carrying amount. Recognition of an impairment on such assets establishes a new cost base, which is not adjusted for subsequent recoveries in value.

Income taxes
Income taxes
Deferred tax assets and liabilities are recorded for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities at the dates of the consolidated balance sheets and their respective tax bases. Deferred tax assets and liabilities are computed using currently enacted tax rates and are recorded in other assets and other liabilities, respectively. Income tax expense or benefit is recorded in income tax expense/(benefit), except to the extent the tax effect relates to transactions recorded directly in total shareholders’ equity. Deferred tax assets are reduced by a valuation allowance, if necessary, to the amount that management believes will more likely than not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates in the period in which changes are approved by the relevant authority. Deferred tax assets and liabilities are presented on a net basis for the same tax-paying component within the same tax jurisdiction.

The Group follows the guidance in ASC Topic 740 – Income Taxes, which sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. The Group determines whether it is more likely than not that an income tax position will be sustained upon examination based on the technical merits of the position. Sustainable income tax positions are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each such sustainable income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon ultimate settlement.

Life settlement contracts
Life settlement contracts
Life settlement contracts are initially recognized at the transaction price and subsequently carried at fair value unless the Group elects to apply the investment method. The contracts that are not accounted for under the investment method are carried at fair value and are recorded in trading assets.

Under the investment method, the contracts are initially recognized at the transaction price plus any directly related external costs and are recorded in other investments. Subsequently, all continuing premium payments made are capitalized unless the aggregated carrying value exceeds fair value in which case an impairment allowance is established so that the carrying value does not exceed fair value.

Brokerage receivables and brokerage payables
Brokerage receivables and brokerage payables
The Group recognizes receivables and payables from transactions in financial instruments purchased from and sold to customers, banks, and broker-dealers. The Group is exposed to risk of loss resulting from the inability of counterparties to pay for or deliver financial instruments purchased or sold, in which case the Group would have to sell or purchase, respectively, these financial instruments at prevailing market prices. To the extent an exchange or clearing organization acts as counterparty to a transaction, credit risk is generally considered to be limited. The Group establishes credit limits for each customer and requires them to maintain margin collateral in compliance with applicable regulatory and internal guidelines. In order to conduct trades with an exchange or a third-party bank, the Group is required to maintain a margin. This is usually in the form of cash and deposited in a separate margin account with the exchange or broker. If available information indicates that it is probable that a brokerage receivable is impaired, an allowance is established. Write-offs of brokerage receivables occur if the outstanding amounts are considered uncollectible.

Other assets - Derivatives used for hedging
Other assets
Derivative instruments used for hedging
Derivative instruments are carried at fair value. The fair values of derivative instruments held for hedging are included as other assets or other liabilities in the consolidated balance sheets. The accounting treatment used for changes in fair value of hedging derivatives depends on the designation of the derivative as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation. Changes in fair value representing hedge ineffectiveness are reported in trading revenues.

Long-term debt
Long-term debt
Total long-term debt is comprised of debt issuances which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign currency denominated fixed and variable rate bonds.

The Group actively manages the interest rate risk on vanilla debt through the use of derivative contracts, primarily interest rate and currency swaps, in particular, fixed rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008 and instead applies hedge accounting per the guidance of ASC Topic 815 – Derivatives and Hedging.

The Group’s long-term debt also includes various equity-linked and other indexed instruments with embedded derivative features, whose payments and redemption values are linked to commodities, stocks, indices, currencies or other assets. The Group elected to account for substantially all of these instruments at fair value. Changes in the fair value of these instruments are recognized as a component of trading revenues.

Other liabilities
Other liabilities
Guarantees
In cases where the Group acts as a guarantor, the Group recognizes in other liabilities, at the inception of a guarantee, a liability for the fair value of the obligations undertaken in issuing such a guarantee, including its ongoing obligation to perform over the term of the guarantee in the event that certain events or conditions occur.

Pensions and other post-retirement benefits
The Group uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Group management. Among others, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Group’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Group’s defined benefit postretirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Group records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Share-based compensation
Share-based compensation
For all share-based awards granted to employees and existing awards modified on or after January 1, 2005, compensation expense is measured at grant date or modification date based on the fair value of the number of awards for which the requisite service is expected to be rendered and is recognized in the consolidated statements of operations over the required service period on a straight-line basis. For all outstanding unvested share-based awards as of January 1, 2005, compensation expense is measured based on the original grant date fair value of the award and is recognized over the remaining requisite service period of each award on a straight-line basis.

The Group uses the tax law ordering approach to determine the portion of the total tax expense that relates to windfall tax benefits that are to be recorded in additional paid-in capital. In addition, it elected to use the practical transition option in determining the amount of windfall tax benefits recorded in additional paid-in capital arising on awards that were fully vested prior to January 1, 2005.

Compensation expense for share-based awards that vest in annual installments (graded vesting), which only contain a service condition that affects vesting, is recognized on a straight-line basis over the service period for the entire award. However, if such awards contain a performance condition, then each installment is expensed as if it were a separate award (“front-loaded” expense recognition). Furthermore, recognition of compensation expense is accelerated to the date an employee becomes eligible for retirement. For awards granted to employees eligible for retirement prior to January 1, 2005, the Group’s policy is to record compensation expense over the requisite service period.

Certain share-based awards also contain a performance condition, where the number of shares the employee is to receive is dependent on the performance (e.g., net income or return on equity (ROE)) of the Group or a division of the Group. If the employee is also required to provide the service stipulated in the award terms, the amount of compensation expense attributed to the incremental additional units expected to be received at vesting due to this performance condition is estimated on the grant date and subsequent changes in this estimate are recorded in the consolidated statements of operations over the remaining service period.

When awards contain market conditions, where the number of shares the employee receives varies based on changes in the Group share price, the incremental amount of extra shares the employee is expected to receive due to the market condition is estimated on the grant date and the total compensation expense is not adjusted thereafter for changes in the Group share price.

Certain employees own non-substantive equity interests in the form of carried interests in private equity funds managed by the Group. Expenses recognized under these ownership interests are reflected in the consolidated statements of operations in compensation and benefits.

The Group has certain option plans outstanding, primarily related to 1999 and prior years, which include a cash settlement feature. For those plans, liability award accounting is applied until settlement of the awards.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on own shares
The Group may buy and sell own shares, own bonds and financial instruments on own shares within its normal trading and market-making activities. In addition, the Group may hold its own shares to satisfy commitments arising from employee share-based compensation awards. Own shares are recorded at cost and reported as treasury shares, resulting in a reduction to total shareholders’ equity. Financial instruments on own shares are recorded as assets or liabilities or as equity when the criteria for equity classification are met. Dividends received by subsidiaries on own shares and unrealized and realized gains and losses on own shares classified in total shareholders’ equity are excluded from the consolidated statements of operations.

Any holdings of bonds issued by any Group entity are eliminated in the consolidated financial statements.

Net interest income
Net interest income
Interest income and interest expense arising from interest-bearing assets and liabilities other than those carried at fair value or the lower of cost or market are accrued, and any related net deferred premiums, discounts, origination fees or costs are amortized as an adjustment to the yield over the life of the related asset and liability. Interest from debt securities and dividends on equity securities carried as trading assets and trading liabilities are recorded in interest and dividend income.

> Refer to Loans for further information on interest on loans.

Commissions and fees
Commissions and fees
Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured. Fee income can be divided into two broad categories: income earned from services that are provided over a certain period of time, for which customers are generally billed on an annual or semi-annual basis, and income earned from providing transaction-type services. Fees earned from services that are provided over a certain period of time are recognized ratably over the service period. Fees earned from providing transaction-type services are recognized when the service has been completed. Performance-linked fees or fee components are recognized at any contractual measurement date when the contractually agreed thresholds are met.

Revenues from underwriting and fees from mergers and acquisitions (M&A) and other corporate finance advisory services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees.

Transaction-related expenses are deferred until the related revenue is recognized, assuming they are deemed direct and incremental; otherwise, they are expensed as incurred. Underwriting fees are reported net of related expenses. Expenses associated with financial advisory services are recorded in operating expenses unless reimbursed by the client.

In circumstances where the Group contracts to provide multiple products, services or rights to a counterparty, an evaluation is made as to whether separate revenue recognition events have occurred. This evaluation considers the stand-alone value of items already delivered and if there is a right of return or warranties on delivered items and services, and the probability of delivery of remaining undelivered items or services. This evaluation is made on a transaction by transaction basis.

If the criteria noted are met, then the transaction is considered a multiple-deliverable arrangement where revenue recognition is determined separately for each deliverable. The consideration received on the total arrangement is allocated to the multiple deliverables based on the selling price of each deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific objective evidence or third-party evidence is available.

Taxes collected from customers and remitted to governmental authorities are accounted for on a net basis.

Bank
Basis of presentation
The accompanying consolidated financial statements of Credit Suisse AG (the Bank), a Swiss bank subsidiary of Credit Suisse Group AG (the Group), are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). The financial year for the Bank ends on December 31. Prior year’s consolidated financial statements have been restated to reflect the Clariden Leu integration on April 2, 2012. In addition, certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the current year’s presentation and had no impact on net income/(loss) or total shareholder’s equity.

In preparing the consolidated financial statements, management is required to make estimates and assumptions including, but not limited to, the >>>fair value measurements of certain financial assets and liabilities, the allowance for loan losses, the evaluation of variable interest entities (VIEs), the impairment of assets other than loans, recognition of deferred tax assets, tax uncertainties, pension liabilities, as well as various contingencies. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. While management evaluates its estimates and assumptions on an ongoing basis, actual results could differ materially from management’s estimates. Market conditions may increase the risk and complexity of the judgments applied in these estimates.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group for a summary of significant accounting policies, with the exception of the following accounting policies.

Pensions and other post-retirement benefits
Pensions and other post-retirement benefits
Credit Suisse sponsors a Group defined benefit pension plan in Switzerland that covers eligible employees of the Bank domiciled in Switzerland. The Bank also has single-employer defined benefit pension plans and defined contribution pension plans in Switzerland and other countries around the world.

For the Bank’s participation in the Group defined benefit pension plan, no retirement benefit obligation is recognized in the consolidated balance sheets of the Bank and defined contribution accounting is applied, as the Bank is not the sponsoring entity of the Group plan.

For single-employer defined benefit plans, the Bank uses the projected unit credit actuarial method to determine the present value of its projected benefit obligations (PBO) and the current and past service costs or credits related to its defined benefit and other post-retirement benefit plans. The measurement date used to perform the actuarial valuation is December 31.

Certain key assumptions are used in performing the actuarial valuations. These assumptions must be made concerning the future events that will determine the amount and timing of the benefit payments and thus require significant judgment and estimates by Bank management. For example, assumptions have to be made with regard to discount rates, expected return on plan assets and salary increases.

The assumed discount rates reflect the rates at which the pension benefits could be effectively settled. These rates are determined based on yields of high-quality corporate bonds currently available and are expected to be available during the period to maturity of the pension benefits. In countries where no deep market in high-quality corporate bonds exists, the estimate is based on governmental bonds adjusted to include a risk premium reflecting the additional risk for corporate bonds.

The expected long-term rate of return on plan assets is determined on a plan-by-plan basis, taking into account asset allocation, historical rate of return, benchmark indices for similar-type pension plan assets, long-term expectations of future returns and investment strategy.

Health care cost trend rates are determined by reviewing external data and the Bank’s own historical trends for health care costs. Salary increases are determined by reviewing external data and considering internal projections.

The funded status of the Bank’s defined benefit post-retirement and pension plans is recognized in the consolidated balance sheets.
Actuarial gains and losses in excess of 10% of the greater of the PBO or the market value of plan assets and unrecognized prior service costs or credits are amortized to net periodic pension and other post-retirement cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits.

The Bank records pension expense for defined contribution plans when the employee renders service to the company, essentially coinciding with the cash contributions to the plans.

Own shares, own bonds and financial instruments on own shares
Own shares, own bonds and financial instruments on Group shares
The Bank’s shares are wholly-owned by Credit Suisse Group AG and are not subject to trading. The Bank may buy and sell Credit Suisse Group AG shares (Group shares), own bonds and financial instruments on Group shares within its normal trading and market-making activities. In addition, the Bank may hold Group shares to economically hedge commitments arising from employee share-based compensation awards. Group shares are reported as trading assets, unless those shares are held to economically hedge share award obligations. Hedging shares are reported as treasury shares, resulting in a reduction to total shareholder’s equity. Financial instruments on Group shares are recorded as assets or liabilities and carried at fair value. Dividends received on Group shares and unrealized and realized gains and losses on Group shares are recorded according to the classification of the shares as trading assets or treasury shares. Purchases of bonds originally issued by the Bank are recorded as an extinguishment of debt.

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Corporate Center	(2,493)	1,522	172

Noncontrolling interests without SEI	360	796	761

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Corporate Center	(3,898)	381	(936)

Noncontrolling interests without SEI	302	712	687

Income from continuing operations before taxes	2,181	3,461	7,487

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Corporate Center [1]	(145,777)	(137,952)

Noncontrolling interests without SEI	4,106	4,749

Total assets	924,280	1,049,165

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,818	8,584	9,185

EMEA	3,297	6,490	7,411

Americas	10,015	9,417	12,844

Asia Pacific	1,836	1,734	1,946

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

EMEA	(1,635)	1,313	1,519

Americas	2,960	2,613	5,036

Asia Pacific	(824)	(920)	(802)

Income from continuing operations before taxes	2,181	3,461	7,487

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	199,595	214,552

EMEA	222,483	277,783

Americas	421,418	469,294

Asia Pacific	80,784	87,536

Total assets	924,280	1,049,165

The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Adjustments [1,2]	(2,566)	1,280	80

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Adjustments [1,3]	(3,804)	133	(1,200)

Income from continuing operations before taxes	1,973	2,501	6,536

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa, and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 365 million, CHF 900 million and CHF 775 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest (SEI) in such revenues. 3 Includes noncontrolling interest income of CHF 307 million, CHF 816 million and CHF 702 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have an SEI in such income.

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Adjustments [1]	(157,791)	(147,581)

Total assets	908,160	1,034,787

1 Adjustments mainly represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,017	7,792	8,533

EMEA	3,498	6,450	7,367

Americas	10,194	9,246	12,718

Asia Pacific	1,824	1,699	1,915

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

EMEA	(1,428)	1,275	1,452

Americas	3,068	2,357	4,806

Asia Pacific	(837)	(955)	(839)

Income from continuing operations before taxes	1,973	2,501	6,536

The designation of net revenues and income/(loss) before taxes is based upon the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	183,735	201,360

EMEA	221,476	276,674

Americas	422,181	469,191

Asia Pacific	80,768	87,562

Total assets	908,160	1,034,787

The designation of total assets by region is based upon customer domicile.

Net interest income (Tables)	12 Months Ended
Dec. 31, 2012
Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,876	4,889	5,268

Investment securities	64	97	95

Trading assets	11,945	11,695	14,056

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,666

Other	2,280	3,056	3,448

Interest and dividend income	22,105	23,002	25,533

Deposits	(1,353)	(1,694)	(1,601)

Short-term borrowings	(184)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,011)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,677)	(1,621)	(1,637)

Long-term debt	(4,632)	(5,659)	(6,333)

Other	(276)	(401)	(347)

Interest expense	(14,955)	(16,569)	(18,992)

Net interest income	7,150	6,433	6,541

Bank
Net interest income
in	2012	2011	2010

Net interest income (CHF million)

Loans	4,333	4,333	4,715

Investment securities	52	74	68

Trading assets	11,949	11,700	14,073

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,667

Other	2,285	3,065	3,462

Interest and dividend income	21,559	22,437	24,985

Deposits	(1,332)	(1,669)	(1,573)

Short-term borrowings	(71)	(69)	(63)

Trading liabilities	(6,833)	(7,125)	(9,017)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,676)	(1,621)	(1,637)

Long-term debt	(4,554)	(5,537)	(6,161)

Other	(276)	(402)	(344)

Interest expense	(14,742)	(16,423)	(18,795)

Net interest income	6,817	6,014	6,190

Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2012
Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,513	1,296	1,455

Investment and portfolio management	4,039	4,070	4,316

Other securities business	99	90	75

Fiduciary business	4,138	4,160	4,391

Underwriting	1,561	1,479	2,125

Brokerage	3,695	4,066	3,953

Underwriting and brokerage	5,256	5,545	6,078

Other services	2,166	1,951	2,154

Commissions and fees	13,073	12,952	14,078

Bank
Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,474	1,247	1,408

Investment and portfolio management	3,949	3,955	4,210

Other securities business	126	38	19

Fiduciary business	4,075	3,993	4,229

Underwriting	1,561	1,479	2,125

Brokerage	3,663	4,027	3,937

Underwriting and brokerage	5,224	5,506	6,062

Other services	2,125	1,928	2,120

Commissions and fees	12,898	12,674	13,819

Trading revenues (Tables)	12 Months Ended
Dec. 31, 2012
Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,707	6,794	5,866

Foreign exchange products	559	(4,433)	2,258

Equity/index-related products	139	1,644	2,211

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	898	132	324

Trading revenues	1,195	5,020	9,338

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,868	6,578	5,673

Foreign exchange products	560	(4,456)	2,232

Equity/index-related products	111	1,604	2,306

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	897	131	324

Trading revenues	1,328	4,740	9,214

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	336	701	737

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	458	(40)	(176)

Equity method investments	150	141	209

Other investments	749	457	170

Other	892	565	573

Other revenues	2,548	1,820	1,429

Bank
Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	333	794	723

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	456	(43)	(182)

Equity method investments	136	137	193

Other investments	752	330	120

Other	850	545	540

Other revenues	2,490	1,759	1,310

Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2012
Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	159	141	(93)

Provision for lending-related and other exposures	11	46	14

Provision for credit losses	170	187	(79)

Bank
Provision for credit losses
in	2012	2011	2010

Provision for credit losses (CHF million)

Provision for loan losses	77	78	(136)

Provision for lending-related and other exposures	11	45	15

Provision for credit losses	88	123	(121)

Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,924	11,474	12,481

Social security	769	865	928

Other [1]	837	874	1,190

Compensation and benefits [2]	12,530	13,213	14,599

1 Includes pension and other post-retirement expense of CHF 532 million, CHF 610 million, CHF 483 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 456 million and CHF 715 million in 2012 and 2011, respectively.

Bank
Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,647	11,159	12,156

Social security	751	842	903

Other [1]	1,048	1,187	1,642

Compensation and benefits [2]	12,446	13,188	14,701

1 Includes pension and other post-retirement expense of CHF 747 million, CHF 926 million and CHF 939 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 427 million and CHF 576 million as of 2012 and 2011, respectively.

General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2012
General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,230	1,132	1,191

IT, machinery, etc.	1,472	1,452	1,348

Provisions and losses	694	704	533

Travel and entertainment	396	443	473

Professional services	1,932	2,074	2,176

Amortization and impairment of other intangible assets	36	30	35

Other	1,550	1,537	1,475

General and administrative expenses	7,310	7,372	7,231

Bank
General and administrative expenses
in	2012	2011	2010

General and administrative expenses (CHF million)

Occupancy expenses	1,201	1,104	1,163

IT, machinery, etc.	1,459	1,437	1,333

Provisions and losses	682	707	495

Travel and entertainment	382	427	456

Professional services	1,881	2,030	2,131

Amortization and impairment of other intangible assets	28	30	34

Other	1,635	1,672	1,684

General and administrative expenses	7,268	7,407	7,296

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
in	2012	2011	2010

Net income attributable to shareholders (CHF million)

Income from continuing operations	1,349	1,953	5,117

Income/(loss) from discontinued operations, net of tax	0	0	(19)

Net income attributable to shareholders	1,349	1,953	5,098

Preferred securities dividends	(231)	(216)	(162)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,670

Available for unvested share-based payment awards	66	97	266

Available for mandatory convertible securities [1]	8	–	–

Diluted net income attributable to shareholders (million)

Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936

Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	0	–	–

Net income attributable to shareholders for diluted earnings per share	1,118	1,737	4,936

Available for common shares	1,044	1,640	4,671

Available for unvested share-based payment awards	66	97	265

Available for mandatory convertible securities [1]	8	–	–

Weighted-average shares outstanding (million)

Weighted-average shares outstanding for basic earnings per share available for common shares	1,279.6	1,198.5	1,194.8

Dilutive contracts that may be settled in shares or cash [3]	0.0	–	–

Dilutive share options and warrants	4.9	2.9	5.9

Dilutive share awards	1.8	5.3	0.4

Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,286.3	1,206.7	1,201.1

Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	97.3	72.6	67.4

Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	97.1	–	–

Basic earnings per share available for common shares (CHF)

Basic earnings per share from continuing operations	0.82	1.37	3.93

Basic earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Basic earnings per share available for common shares	0.82	1.37	3.91

Diluted earnings per share available for common shares (CHF)

Diluted earnings per share from continuing operations	0.81	1.36	3.91

Diluted earnings/(loss) per share from discontinued operations	0.00	0.00	(0.02)

Diluted earnings per share available for common shares	0.81	1.36	3.89

1 Reflects MACCS issued in July 2012 that are mandatorily convertible into shares on March 29, 2013 with settlement and delivery of shares in early April 2013. 2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled. Fair value of the PAF2 units which are reflected in the net profit of the Group are not adjusted for 2012, as the effect would be antidilutive. 3 Reflects weighted-average shares outstanding on PAF2 units. Weighted-average shares on PAF2 units for 2012 were excluded from the diluted earnings per share calculation, as the effect would be antidilutive. 4 Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 50.3 million, 37.3 million and 50.2 million for 2012, 2011 and 2010, respectively.

Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2012
Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,242	172,184

Deposits paid for securities borrowed	62,213	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2012	2011

Securities borrowed or purchased under agreements to resell (CHF million)

Central bank funds sold and securities purchased under resale agreements	121,234	172,156

Deposits paid for securities borrowed	62,212	64,779

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935

Securities lent or sold under agreements to repurchase (CHF million)

Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220

Deposits received for securities lent	12,557	15,339

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559

Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,871	145,035

Equity securities [1]	74,895	66,904

Derivative instruments [2]	33,208	52,548

Other	12,425	15,066

Trading assets	256,399	279,553

Trading liabilities (CHF million)

Short positions	51,303	67,639

Derivative instruments [2]	39,513	60,121

Trading liabilities	90,816	127,760

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,662	37,639

Cash collateral received	33,373	36,474

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,809

Cash collateral received	12,224	11,934

1 Recorded as cash collateral netting on derivative instruments in Note 30 – Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,814	144,961

Equity securities [1]	74,945	66,986

Derivative instruments [2]	33,416	52,735

Other	12,427	15,066

Trading assets	256,602	279,748

Trading liabilities (CHF million)

Short positions	51,501	67,639

Derivative instruments [2]	39,590	60,170

Trading liabilities	91,091	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,715	37,883

Cash collateral received	33,274	36,326

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,812

Cash collateral received	12,224	11,933

1 Recorded as cash collateral netting on derivative instruments in Note 29 - Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 21 - Other assets and other liabilities.

Investment securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	3,498	5,158

Total investment securities	3,498	5,160

Investment securities by type
Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by the Swiss federal, cantonal or local governmental entities	452	31	0	483

Debt securities issued by foreign governments	1,523	82	0	1,605

Corporate debt securities	823	22	0	845

Collateralized debt obligations	448	22	0	470

Debt securities available-for-sale	3,246	157	0	3,403

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	3,327	171	0	3,498

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	985	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	1,109	1,121	2.54

Due from 1 to 5 years	1,452	1,544	2.98

Due from 5 to 10 years	501	538	1.62

Due after 10 years	184	200	2.26

Total debt securities	3,246	3,403	2.58

Bank
Investment securities
end of	2012	2011

Investment securities (CHF million)

Debt securities held-to-maturity	0	2

Securities available-for-sale	1,939	3,650

Total investment securities	1,939	3,652

Investment securities by type
Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2012 (CHF million)

Debt securities issued by foreign governments	1,288	67	0	1,355

Corporate debt securities	465	0	0	465

Collateralized debt obligations	23	1	0	24

Debt securities available-for-sale	1,776	68	0	1,844

Banks, trust and insurance companies	73	14	0	87

Industry and all other	8	0	0	8

Equity securities available-for-sale	81	14	0	95

Securities available-for-sale	1,857	82	0	1,939

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	Debt securities			Equity securities

in	2012	2011	2010	2012	2011	2010

Additional information (CHF million)

Proceeds from sales	294	2,117	984	642	1	3

Realized gains	14	40	5	294	0	0

Realized losses	(2)	(22)	(11)	0	0	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)

2012 (CHF million)

Due within 1 year	948	958	2.53

Due from 1 to 5 years	703	754	3.76

Due from 5 to 10 years	87	87	0.00

Due after 10 years	38	45	5.32

Total debt securities	1,776	1,844	2.97

Other investments (Tables)	12 Months Ended
Dec. 31, 2012
Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,167	2,542

Non-marketable equity securities [1]	7,296	7,879

Real estate held for investment	687	783

Life finance instruments [2]	1,872	2,022

Total other investments	12,022	13,226

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2012	2011

Other investments (CHF million)

Equity method investments	2,147	2,508

Non-marketable equity securities [1]	7,156	7,654

Real estate held for investment	641	731

Life finance instruments [2]	1,872	2,022

Total other investments	11,816	12,915

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2012
Loans
Loans
end of	2012	2011

Loans (CHF million)

Mortgages	91,872	88,255

Loans collateralized by securities	27,363	26,461

Consumer finance	6,901	6,695

Consumer	126,136	121,411

Real estate	26,725	25,185

Commercial and industrial loans	62,709	59,998

Financial institutions	24,905	25,373

Governments and public institutions	2,729	2,390

Corporate & institutional	117,068	112,946

Gross loans	243,204	234,357

of which held at amortized cost	223,204	213,663

of which held at fair value	20,000	20,694

Net (unearned income)/deferred expenses	(59)	(34)

Allowance for loan losses	(922)	(910)

Net loans	242,223	233,413

Gross loans by location (CHF million)

Switzerland	151,226	146,737

Foreign	91,978	87,620

Gross loans	243,204	234,357

Impaired loan portfolio (CHF million)

Non-performing loans	859	758

Non-interest-earning loans	313	262

Total non-performing and non-interest-earning loans	1,172	1,020

Restructured loans	30	18

Potential problem loans	527	680

Total other impaired loans	557	698

Gross impaired loans	1,729	1,718

Allowance for loan losses
Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017	1,395

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	95	64	159	87	54	141	(93)

Gross write-offs	(105)	(96)	(201)	(124)	(175)	(299)	(294)

Recoveries	22	22	44	39	2	41	63

Net write-offs	(83)	(74)	(157)	(85)	(173)	(258)	(231)

Provisions for interest	8	21	29	2	12	14	2

Foreign currency translation impact and other adjustments, net	(3)	2	(1)	6	(10)	(4)	(56)

Balance at end of period	288	634	922	289	621	910	1,017

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	288	634	922	289	621	910	279	738	1,017

of which individually evaluated for impairment	239	457	696	222	428	650	210	539	749

of which collectively evaluated for impairment	49	177	226	67	193	260	69	199	268

Gross loans held at amortized cost (CHF million)

Balance at end of period	126,124	97,080	223,204	121,401	92,262	213,663	114,879	86,460	201,339

of which individually evaluated for impairment [1]	661	1,068	1,729	665	1,053	1,718	680	1,183	1,863

of which collectively evaluated for impairment	125,463	96,012	221,475	120,736	91,209	211,945	114,199	85,277	199,476

1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2012			2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872

Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363

Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889

Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124

Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380

Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740

Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441

Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519

Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080

Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204

Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	91,527	156	17	11	161	345	91,872

Loans collateralized by securities	27,034	220	3	3	103	329	27,363

Consumer finance	6,116	420	90	52	211	773	6,889

Consumer	124,677	796	110	66	475	1,447	126,124

Real estate	26,221	107	2	2	48	159	26,380

Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740

Financial institutions	17,208	53	2	34	144	233	17,441

Governments and public institutions	1,484	35	0	0	0	35	1,519

Corporate & institutional	95,392	915	31	174	568	1,688	97,080

Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

2011 (CHF million)

Mortgages	88,014	48	12	6	175	241	88,255

Loans collateralized by securities	26,226	180	11	3	41	235	26,461

Consumer finance	5,880	496	86	50	173	805	6,685

Consumer	120,120	724	109	59	389	1,281	121,401

Real estate	24,830	41	3	1	39	84	24,914

Commercial and industrial loans	46,946	454	90	50	308	902	47,848

Financial institutions	17,504	78	2	48	82	210	17,714

Governments and public institutions	1,779	1	0	0	6	7	1,786

Corporate & institutional	91,059	574	95	99	435	1,203	92,262

Gross loans held at amortized cost	211,179	1,298	204	158	824	2,484	213,663

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	154	16	170	0	69	69	239

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	315	10	325	0	2	2	327

Consumer	487	100	587	0	74	74	661

Real estate	46	5	51	0	15	15	66

Commercial and industrial loans	268	170	438	30	373	403	841

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	372	213	585	30	453	483	1,068

Gross impaired loans	859	313	1,172	30	527	557	1,729

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Gross impaired loan detail
Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	206	197	32	217	206	41

Loans collateralized by securities	68	66	53	85	83	50

Consumer finance	302	280	154	303	288	131

Consumer	576	543	239	605	577	222

Real estate	63	55	22	46	38	20

Commercial and industrial loans	715	677	342	734	709	318

Financial institutions	157	155	93	156	154	84

Governments and public institutions	0	0	0	6	5	6

Corporate & institutional	935	887	457	942	906	428

Gross impaired loans with a specific allowance	1,511	1,430	696	1,547	1,483	650

Mortgages	33	33	–	46	46	–

Loans collateralized by securities	27	28	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	85	86	–	60	60	–

Real estate	3	3	–	15	15	–

Commercial and industrial loans	126	128	–	80	80	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	133	135	–	111	111	–

Gross impaired loans without specific allowance	218	221	–	171	171	–

Gross impaired loans	1,729	1,651	696	1,718	1,654	650

of which consumer	661	629	239	665	637	222

of which corporate & institutional	1,068	1,022	457	1,053	1,017	428

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	217	1	1	222	1	0

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	277	3	3	276	2	1

Consumer	562	5	4	580	4	1

Real estate	58	0	0	47	1	1

Commercial and industrial loans	620	3	2	871	7	6

Financial institutions	201	2	2	160	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	885	5	4	1,084	8	7

Gross impaired loans with a specific allowance	1,447	10	8	1,664	12	8

Mortgages	40	0	0	94	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	89	0	0	117	0	0

Real estate	13	0	0	74	5	5

Commercial and industrial loans	215	3	3	149	1	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	236	3	3	242	6	5

Gross impaired loans without specific allowance	325	3	3	359	6	5

Gross impaired loans	1,772	13	11	2,023	18	13

of which consumer	651	5	4	697	4	1

of which corporate & institutional	1,121	8	7	1,326	14	12

Bank
Loans
end of	2012	2011

Loans (CHF million)

Mortgages	78,328	75,461

Loans collateralized by securities	27,248	26,350

Consumer finance	3,931	3,759

Consumer	109,507	105,570

Real estate	24,133	22,397

Commercial and industrial loans	59,518	56,984

Financial institutions	32,627	33,058

Governments and public institutions	2,555	2,245

Corporate & institutional	118,833	114,684

Gross loans	228,340	220,254

of which held at amortized cost	208,340	199,561

of which held at fair value	20,000	20,693

Net (unearned income)/deferred expenses	(121)	(98)

Allowance for loan losses	(721)	(722)

Net loans	227,498	219,434

Gross loans by location (CHF million)

Switzerland	135,439	132,477

Foreign	92,901	87,777

Gross loans	228,340	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	637	520

Non-interest-earning loans	281	220

Total non-performing and non-interest-earning loans	918	740

Restructured loans	30	13

Potential problem loans	450	619

Total other impaired loans	480	632

Gross impaired loans	1,398	1,372

Allowance for loan losses
Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832	1,204

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	26	51	77	21	57	78	(138)

Gross write-offs	(42)	(80)	(122)	(58)	(175)	(233)	(239)

Recoveries	19	20	39	33	4	37	57

Net write-offs	(23)	(60)	(83)	(25)	(171)	(196)	(182)

Provisions for interest	4	20	24	0	11	11	1

Foreign currency translation impact and other adjustments, net	(5)	4	(1)	6	(9)	(3)	(53)

Balance at end of period	143	578	721	159	563	722	832

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	143	578	721	159	563	722	157	675	832

of which individually evaluated for impairment	116	416	532	130	387	517	124	494	618

of which collectively evaluated for impairment	27	162	189	29	176	205	33	181	214

Gross loans held at amortized cost (CHF million)

Balance at end of period	109,495	98,845	208,340	105,561	94,000	199,561	99,581	90,037	189,618

of which individually evaluated for impairment	422	976	1,398	425	947	1,372	433	1,074	1,507

of which collectively evaluated for impairment	109,073	97,869	206,942	105,136	93,053	198,189	99,148	88,963	188,111

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2012					2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328

Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248

Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919

Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495

Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789

Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549

Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162

Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345

Corporate & institutional	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845

Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340

Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate & institutional	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	78,023	154	14	10	127	305	78,328

Loans collateralized by securities	26,919	220	3	3	103	329	27,248

Consumer finance	3,508	314	33	26	38	411	3,919

Consumer	108,450	688	50	39	268	1,045	109,495

Real estate	23,634	106	2	2	45	155	23,789

Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549

Financial institutions	24,929	53	2	34	144	233	25,162

Governments and public institutions	1,310	35	0	0	0	35	1,345

Corporate & institutional	97,279	834	26	172	534	1,566	98,845

Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

2011 (CHF million)

Mortgages	75,278	46	11	3	123	183	75,461

Loans collateralized by securities	26,114	180	11	3	42	236	26,350

Consumer finance	3,302	372	29	26	21	448	3,750

Consumer	104,694	598	51	32	186	867	105,561

Real estate	22,059	41	3	1	21	66	22,125

Commercial and industrial loans	43,975	444	87	48	280	859	44,834

Financial institutions	25,201	78	2	48	71	199	25,400

Governments and public institutions	1,634	1	0	0	6	7	1,641

Corporate & institutional	92,869	564	92	97	378	1,131	94,000

Gross loans held at amortized cost	197,563	1,162	143	129	564	1,998	199,561

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	125	9	134	0	39	39	173

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	143	10	153	0	1	1	154

Consumer	286	93	379	0	43	43	422

Real estate	42	4	46	0	15	15	61

Commercial and industrial loans	251	146	397	30	327	357	754

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	351	188	539	30	407	437	976

Gross impaired loans	637	281	918	30	450	480	1,398

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

Gross impaired loan detail
Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	149	141	16	141	133	19

Loans collateralized by securities	68	66	53	85	82	50

Consumer finance	129	125	47	152	151	61

Consumer	346	332	116	378	366	130

Real estate	58	54	18	27	22	16

Commercial and industrial loans	627	592	306	675	650	282

Financial institutions	157	154	92	142	141	83

Governments and public institutions	0	0	0	6	4	6

Corporate & institutional	842	800	416	850	817	387

Gross impaired loans with a specific allowance	1,188	1,132	532	1,228	1,183	517

Mortgages	24	24	–	33	33	–

Loans collateralized by securities	27	27	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	76	76	–	47	47	–

Real estate	3	3	–	14	14	–

Commercial and industrial loans	127	128	–	67	67	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	134	135	–	97	97	–

Gross impaired loans without specific allowance	210	211	–	144	144	–

Gross impaired loans	1,398	1,343	532	1,372	1,327	517

of which consumer	422	408	116	425	413	130

of which corporate & institutional	976	935	416	947	914	387

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	152	1	1	142	1	1

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	117	3	3	135	2	2

Consumer	337	5	4	359	4	3

Real estate	43	0	0	28	0	0

Commercial and industrial loans	556	3	2	812	7	6

Financial institutions	191	2	2	147	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	796	5	4	993	7	6

Gross impaired loans with a specific allowance	1,133	10	8	1,352	11	9

Mortgages	27	0	0	68	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	76	0	0	91	0	0

Real estate	12	0	0	74	5	5

Commercial and industrial loans	199	3	3	130	0	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	219	3	3	223	5	5

Gross impaired loans without specific allowance	295	3	3	314	5	5

Gross impaired loans	1,428	13	11	1,666	16	14

of which consumer	413	5	4	450	4	3

of which corporate & institutional	1,015	8	7	1,216	12	11

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,429	4,060

Land	501	872

Leasehold improvements	2,174	2,241

Software	5,324	4,614

Equipment	3,160	3,188

Premises and equipment	13,588	14,975

Accumulated depreciation	(7,970)	(7,782)

Total premises and equipment, net	5,618	7,193

Depreciation and impairment
Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,229	1,078	1,115

Impairment	17	87	16

Bank
Premises and equipment
end of	2012	2011

Premises and equipment (CHF million)

Buildings and improvements	2,210	3,849

Land	476	847

Leasehold improvements	2,159	2,225

Software	5,323	4,607

Equipment	3,080	3,095

Premises and equipment	13,248	14,623

Accumulated depreciation	(7,832)	(7,633)

Total premises and equipment, net	5,416	6,990

Depreciation and impairment
Depreciation and impairment
in	2012	2011	2010

CHF million

Depreciation	1,218	1,067	1,101

Impairment	17	84	16

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
	2012				2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group		Private Banking & Wealth Management	Investment Banking	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,471	6,202	8,673		2,481	6,186	8,667

Goodwill acquired during the year	28	0	28		0	0	0

Foreign currency translation impact	(54)	(138)	(192)		(12)	16	4

Other	(36)	(2)	(38)	[1]	2	0	2

Balance at end of period	2,409	6,062	8,471		2,471	6,202	8,673

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82		0	82	82

Balance at end of period	0	82	82		0	82	82

Net book value (CHF million)

Net book value	2,409	5,980	8,389		2,471	6,120	8,591

1 Includes tax benefit adjustments arising from the amortization of tax goodwill in connection with the purchase of the residual minority stake in Hedging-Griffo in 2012.

Bank
Goodwill
end of	2012			2011

	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)

Gross amount of goodwill (CHF million)

Balance at beginning of period	2,260	5,522	7,782	2,269	5,507	7,776

Goodwill acquired during the year	28	0	28	0	0	0

Foreign currency translation impact	(65)	(138)	(203)	(11)	15	4

Other	(13)	(2)	(15)	2	0	2

Balance at end of period	2,210	5,382	7,592	2,260	5,522	7,782

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	82	0	82	82

Balance at end of period	0	82	82	0	82	82

Net book value (CHF million)

Net book value	2,210	5,300	7,510	2,260	5,440	7,700

Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	314	(146)	168	369	(193)	176

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	347	(169)	178	402	(215)	187

Non-amortizing other intangible assets	65	–	65	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	412	(169)	243	503	(215)	288

Additional information
Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	34

Impairment	7	0	1

Estimated amortization
Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

Bank
Other intangible assets
	2012			2011

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	25	(21)	4	26	(21)	5

Client relationships	303	(142)	161	357	(189)	168

Other	8	(2)	6	7	(1)	6

Total amortizing other intangible assets	336	(165)	171	390	(211)	179

Non-amortizing other intangible assets	72	–	72	101	–	101

of which mortgage servicing rights, at fair value	43	–	43	70	–	70

Total other intangible assets	408	(165)	243	491	(211)	280

Additional information
Additional information
in	2012	2011	2010

Aggregate amortization and impairment (CHF million)

Aggregate amortization	28	30	33

Impairment	0	0	1

Estimated amortization
Estimated amortization
Estimated amortization (CHF million)

2013	25

2014	24

2015	23

2016	19

2017	19

Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,809

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,930	3,706

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,861	6,090

Deferred tax assets	7,102	8,939

Prepaid expenses	538	601

Failed purchases	2,699	1,513

Other	6,126	3,943

Other assets	72,912	78,296

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,934

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,182	1,998

Provisions [2]	1,362	1,113

of which off-balance sheet risk	60	65

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,752	7,142

Current tax liabilities	863	767

Deferred tax liabilities	130	429

Failed sales	4,336	6,888

Other	16,128	17,537

Other liabilities	57,637	63,217

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Bank
Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,812

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,913	3,607

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,845	6,084

Deferred tax assets	7,094	8,843

Prepaid expenses	532	593

Failed purchases	2,699	1,513

Other	6,043	3,933

Other assets	72,782	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,933

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,114	1,848

Provisions [2]	1,348	1,098

of which off-balance sheet risk	59	64

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,556	6,983

Current tax liabilities	811	715

Deferred tax liabilities	103	282

Failed sales	4,336	6,888

Other	16,215	17,011

Other liabilities	57,367	62,167

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provision for bridge commitments.

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,446	4,218	15,664

Interest-bearing demand deposits	132,393	24,976	157,369		113,403	19,626	133,029

Savings deposits	60,103	44	60,147		54,395	38	54,433

Time deposits	10,786	98,221	109,007	[1]	16,841	133,581	150,422	[1]

Total deposits	211,564	127,762	339,326	[2]	196,085	157,463	353,548	[2]

of which due to banks	–	–	31,014		–	–	40,147

of which customer deposits	–	–	308,312		–	–	313,401

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 108,887 million and CHF 149,985 million as of December 31, 2012 and 2011, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
	2012				2011

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	8,282	4,521	12,803		11,441	4,214	15,655

Interest-bearing demand deposits	129,352	25,713	155,065		110,919	20,751	131,670

Savings deposits	52,534	44	52,578		47,212	38	47,250

Time deposits	8,965	98,853	107,818	[1]	15,473	134,159	149,632	[1]

Total deposits	199,133	129,131	328,264	[2]	185,045	159,162	344,207	[2]

of which due to banks	–	–	30,574		–	–	40,077

of which customer deposits	–	–	297,690		–	–	304,130

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2012 and 2011 were CHF 107,705 million and CHF 160,992 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2012 and 2011 were CHF 67 million and CHF 51 million, respectively, of overdrawn deposits reclassified as loans.

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	115,861	123,632

Subordinated	17,741	24,165

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	148,134	162,655

of which reported at fair value	65,384	70,366

of which structured notes	36,637	35,726

Schedule of Structured notes
Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,120

Total structured notes	36,637

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			376	376

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			–			–			29			–			32			–	61

Interest rates (in %) [1]			–			–			8.5			–			7.0			–	–

Subtotal – Group parent company			–			–			29			–			32			376	437

Subsidiaries (CHF million)

Senior debt
Fixed rate			14,815			11,637			14,333			4,018			8,983			16,120	69,906

Variable rate			12,807			8,179			5,940			4,497			4,530			9,626	45,579

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.4	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			414			1,830			979			11,578	17,410

Variable rate			–			–			19			–			46			205	270

Interest rates (range in %) [1]	3.7	–	13.2			9.3	2.8	–	10.3			8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Subtotal – Subsidiaries			30,458			20,440			21,989			11,182			14,572			49,056	147,697

Total long-term debt			30,458			20,440			22,018			11,182			14,604			49,432	148,134

of which structured notes			7,655			7,505			5,730			3,793			3,395			8,559	36,637

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Bank
Long-term debt
end of	2012	2011

Long-term debt (CHF million)

Senior	112,123	120,497

Subordinated	20,342	25,998

Non-recourse liabilities from consolidated VIEs	14,532	14,858

Long-term debt	146,997	161,353

of which reported at fair value	64,774	68,036

of which structured notes	36,639	35,728

Schedule of Structured notes
Structured notes by product
end of	2012

Structured notes (CHF million)

Equity	23,761

Fixed income	6,559

Emerging markets [1]	3,304

Credit	1,893

Other	1,122

Total structured notes	36,639

1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Long-term debt by maturities
Long-term debt by maturities
end of			2013			2014			2015			2016			2017			Thereafter	Total

Long-term debt (CHF million)

Senior debt
Fixed rate			13,931			11,295			13,859			3,493			8,548			13,802	64,928

Variable rate			12,807			8,179			7,221			4,497			4,532			9,959	47,195

Interest rates (range in %) [1]	0.0	–	13.6	0.0	–	13.0	0.0	–	12.5	0.3	–	10.2	0.6	–	5.1	0.0	–	8.2	–

Subordinated debt
Fixed rate			2,465			144			89			1,830			1,011			11,303	16,842

Variable rate			3,000			200			19			30			46			205	3,500

Interest rates (range in %) [1]	0.4	–	13.2	1.3	–	9.3	2.8	–	10.3	0.3	–	8.2	1.0	–	8.5	0.0	–	13.2	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			218			2			815			89			–			92	1,216

Variable rate			153			478			468			748			34			11,435	13,316

Interest rates (range in %) [1]	0.6	–	0.8	0.7	–	13.2	0.0	–	12.6	0.0	–	12.8			2.0	0.0	–	10.9	–

Total long-term debt			32,574			20,298			22,471			10,687			14,171			46,796	146,997

of which structured notes			7,655			7,505			5,730			3,793			3,397			8,559	36,639

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)

Increase/(decrease)	7	(1,040)	227	(291)	319	(778)

Increase/(decrease) due to equity method investments	30	0	0	0	0	30

Reclassification adjustments, included in net income	0	51	(242)	241	(71)	(21)

Balance at end of period	(29)	(12,767)	84	(3,801)	610	(15,903)

2011 (CHF million)

Balance at beginning of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Increase/(decrease)	(5)	(324)	6	(720)	383	(660)

Increase/(decrease) due to equity method investments	(1)	0	0	0	0	(1)

Reclassification adjustments, included in net income	(27)	16	(24)	105	12	82

Balance at end of period	(66)	(11,778)	99	(3,751)	362	(15,134)

2010 (CHF million)

Balance at beginning of period	(41)	(8,770)	110	(2,891)	(46)	(11,638)

Increase/(decrease)	46	(2,822)	0	(338)	0	(3,114)

Increase/(decrease) due to equity method investments	(15)	0	1	0	0	(14)

Reclassification adjustments, included in net income	(23)	(13)	6	93	13	76

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	(33)	(11,470)	117	(3,136)	(33)	(14,555)

Refer to "Note 26 – Tax" and "Note 29 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Additional share information
Additional share information
	2012		2011		2010

Common shares issued

Balance at beginning of period	1,224,333,062		1,186,174,442		1,185,370,182

Issuance of common shares	96,496,860		38,158,620		804,260

of which share-based compensation	38,812,660		21,664,747		804,260

Balance at end of period	1,320,829,922		1,224,333,062		1,186,174,442

Treasury shares

Balance at beginning of period	(4,010,074)		(12,228,377)		(16,159,287)

Sale of treasury shares	394,686,376		367,978,216		526,878,697

Repurchase of treasury shares	(423,704,092)		(366,790,491)		(569,477,317)

Share-based compensation	5,990,959		7,030,578		46,529,530

Balance at end of period	(27,036,831)		(4,010,074)		(12,228,377)

Common shares outstanding

Common shares outstanding	1,293,793,091	[1]	1,220,322,988	[2]	1,173,946,065

1 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities. 2 At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income

2012 (CHF million)

Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)

Increase/(decrease)	7	(1,067)	199	4	0	(857)

Reclassification adjustments, included in net income	0	44	(242)	55	(1)	(144)

Balance at end of period	7	(11,349)	53	(670)	3	(11,956)

2011 (CHF million)

Balance at beginning of period	32	(9,994)	99	(871)	5	(10,729)

Increase/(decrease)	(5)	(348)	21	103	0	(229)

Reclassification adjustments, included in net income	(27)	16	(24)	39	(1)	3

Balance at end of period	0	(10,326)	96	(729)	4	(10,955)

2010 (CHF million)

Balance at beginning of period	10	(7,755)	86	(761)	6	(8,414)

Increase/(decrease)	45	(2,361)	7	(135)	0	(2,444)

Reclassification adjustments, included in net income	(23)	(13)	6	25	(1)	(6)

Cumulative effect of accounting changes, net of tax	0	135	0	0	0	135

Balance at end of period	32	(9,994)	99	(871)	5	(10,729)

Refer to "Note 25 – Tax" and "Note 28 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income.

Tax (Tables)	12 Months Ended
Dec. 31, 2012
Details of current and deferred taxes
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	140	38	81

Foreign	582	437	243

Current income tax expense	722	475	324

Switzerland	(123)	(176)	(149)

Foreign	(103)	372	1,373

Deferred income tax expense	(226)	196	1,224

Income tax expense	496	671	1,548

Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	6	12	(2)

Actuarial gains/(losses)	1	(172)	(82)

Net prior service credit/(cost)	63	105	3

Share-based compensation and treasury shares	(50)	256	(671)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

Foreign	501	3,006	5,753

Income from continuing operations before taxes	2,181	3,461	7,487

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	480	761	1,647

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	275	(40)	519

Non-deductible amortization of other intangible assets and goodwill impairment	2	0	1

Other non-deductible expenses	393	447	623

Additional taxable income	11	8	22

Lower taxed income	(415)	(424)	(775)

Income taxable to noncontrolling interests	(117)	(289)	(278)

Changes in tax law and rates	182	172	119

Changes in deferred tax valuation allowance	14	471	54

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(168)	(380)	(384)

Income tax expense	496	671	1,548

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,295	2,262

Loans	441	392

Investment securities	1,805	1,489

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	355	395

Real estate	243	212

Net operating loss carry-forwards	5,181	7,294

Other	207	178

Gross deferred tax assets before valuation allowance	12,287	14,266

Less valuation allowance	(2,554)	(2,690)

Gross deferred tax assets net of valuation allowance	9,733	11,576

Compensation and benefits	(174)	(129)

Loans	(162)	(147)

Investment securities	(1,373)	(1,356)

Provisions	(402)	(379)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(217)	(296)

Gross deferred tax liabilities	(2,761)	(3,066)

Net deferred tax assets	6,972	8,510

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,996

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,421

Amount not due to expire	11,797

Total net operating loss carry-forwards	27,218

Movements in the valuation allowance
Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,690	2,264	2,799

Net changes	(136)	426	(535)

Balance at end of period	2,554	2,690	2,264

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	597	466	539

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	41	(280)	615

Tax benefits in respect of tax on dividend equivalent payments	12	2	26

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	373	578	964

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	30	39

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(31)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(91)

Other (including foreign currency translation)	80	(28)	(70)

Balance at end of period	420	373	578

of which, if recognized, would affect the effective tax rate	414	366	554

Interest and penalties
Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(43)

Interest and penalties recognized in the consolidated balance sheets	69	86	209

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2012	2011	2010

Current and deferred taxes (CHF million)

Switzerland	85	(35)	25

Foreign	544	429	237

Current income tax expense	629	394	262

Switzerland	(121)	(251)	(296)

Foreign	(30)	316	1,341

Deferred income tax expense	(151)	65	1,045

Income tax expense	478	459	1,307

Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4)	4

Cumulative translation adjustment	(12)	16	32

Unrealized gains/(losses) on securities	(1)	16	0

Actuarial gains/(losses)	30	29	(46)

Net prior service cost	(2)	(1)	0

Share-based compensation and treasury shares	(53)	275	(608)

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2012	2011	2010

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

Foreign	803	2,677	5,419

Income from continuing operations before taxes	1,973	2,501	6,536

Reconciliation of taxes computed at the Swiss statutory rate (CHF million)

Income tax expense computed at the statutory tax rate of 22%	434	550	1,438

Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	312	(11)	562

Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1

Other non-deductible expenses	382	444	621

Additional taxable income	6	6	22

Lower taxed income	(407)	(422)	(765)

Income taxable to noncontrolling interests	(117)	(312)	(282)

Changes in tax law and rates	182	170	119

Changes in deferred tax valuation allowance	11	471	56

Tax deductible impairments of Swiss subsidiary investments	(161)	(55)	0

Other	(164)	(382)	(465)

Income tax expense	478	459	1,307

Details of the tax effect of temporary differences
Details of the tax effect of temporary differences
end of	2012	2011

Tax effect of temporary differences (CHF million)

Compensation and benefits	2,279	2,172

Loans	441	392

Investment securities	1,818	1,480

Provisions	1,760	1,943

Business combinations	0	101

Derivatives	343	385

Real estate	242	212

Net operating loss carry-forwards	5,177	7,291

Other	204	174

Gross deferred tax assets before valuation allowance	12,264	14,150

Less valuation allowance	(2,550)	(2,689)

Gross deferred tax assets net of valuation allowance	9,714	11,461

Compensation and benefits	(164)	(129)

Loans	(162)	(147)

Investment securities	(1,354)	(1,199)

Provisions	(402)	(378)

Business combinations	(20)	(227)

Derivatives	(295)	(392)

Leasing	(40)	(58)

Real estate	(78)	(82)

Other	(208)	(288)

Gross deferred tax liabilities	(2,723)	(2,900)

Net deferred tax assets	6,991	8,561

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2012	Total

Net operating loss carry-forwards (CHF million)

Due to expire within 1 year	29

Due to expire within 2 to 5 years	10,637

Due to expire within 6 to 10 years	1,981

Due to expire within 11 to 20 years	2,759

Amount due to expire	15,406

Amount not due to expire	11,778

Total net operating loss carry-forwards	27,184

Movements in the valuation allowance
Movements in the valuation allowance
in	2012	2011	2010

Movements in the valuation allowance (CHF million)

Balance at beginning of period	2,689	2,262	2,794

Net changes	(139)	427	(532)

Balance at end of period	2,550	2,689	2,262

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2012	2011	2010

Tax benefits associated with share-based compensation (CHF million)

Tax benefits recorded in the consolidated statements of operations	596	464	536

Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	30	(277)	615

Tax benefits in respect of tax on dividend equivalent payments	12	1	26

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2012	2011	2010

Movements in gross unrecognized tax benefits (CHF million)

Balance at beginning of period	370	578	944

Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33	54	53

Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58)	(177)	(286)

Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38	29	37

Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	(65)	(12)

Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43)	(19)	(88)

Other (including foreign currency translation)	80	(30)	(70)

Balance at end of period	416	370	578

of which, if recognized, would affect the effective tax rate	410	364	553

Interest and penalties
Interest and penalties
in	2012	2011	2010

Interest and penalties (CHF million)

Interest and penalties recognized in the consolidated statements of operations	(13)	(19)	(42)

Interest and penalties recognized in the consolidated balance sheets	64	82	206

Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	786	767	294

Performance share awards	366	0	0

2011 Partner Asset Facility awards [1]	677	0	0

Adjustable Performance Plan share awards	74	0	0

Adjustable Performance Plan cash awards	286	1,106	963

Restricted Cash Awards	165	253	0

Scaled Incentive Share Units	97	415	561

Incentive Share Units	62	174	723

Cash Retention Awards	0	0	578

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(1)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	362	334	422

Total deferred compensation expense	3,048	3,052	3,585

Total shares delivered (million)

Total shares delivered	31.6	24.2	47.3

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	706

Performance share awards	161

Adjustable Performance Plan share awards	42

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	73

Other cash awards	72

Total	1,108

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Stock options | Share options
Share-based compensation disclosures
Share-based award activities
Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.9	51.00	29.8	64.58	34.9	63.49

Exercised	0.0	0.00	(0.1)	31.78	(0.8)	40.12

Expired	(11.6)	59.36	(12.8)	82.61	(4.3)	60.37

Balance at end of period	5.3	32.59	16.9	51.00	29.8	64.58

of which exercisable at end of period	5.3	32.59	16.9	51.00	29.8	64.58

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance Share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.7	23.90

Forfeited	(0.4)	23.90

Balance at end of period	23.3	23.90

of which vested	0.9	–

of which unvested	22.4	–

Stock compensation plan
Share-based compensation disclosures
Significant fair value assumptions
Significant fair value assumptions
in	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	48.1	41.91	17.3	43.86	15.5	45.67

Granted	25.1	23.44	40.5	41.08	7.2	45.38

Settled	(14.9)	40.20	(7.6)	43.32	(5.0)	48.43

Forfeited	(2.5)	37.36	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.8	34.28	48.1	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.9	–	46.3	–	16.0	–

Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	31.0

Forfeited	(0.2)

Balance at end of period	30.8

of which vested	0.3

of which unvested	30.5

Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.7	20.4	–

Granted	–	–	21.1	[1]

Settled	(4.9)	(5.1)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.6	14.7	20.4

of which vested	1.7	1.0	0.2

of which unvested	7.9	13.7	20.2

1 Includes SISUs granted in January and throughout the year.

Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.3	37.7	41.5

Granted	–	–	6.0	[1]

Settled	(8.8)	(23.3)	(8.4)

Forfeited	(0.9)	(1.1)	(1.4)

Balance at end of period	3.6	13.3	37.7

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.9	33.8

1 Includes ISUs granted in January and throughout the year.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2012	2011	2010

Deferred compensation expense (CHF million)

Share awards	773	759	293

Performance share awards	362	0	0

2011 Partner Asset Facility awards [1]	675	0	0

Adjustable Performance Plan share awards	71	0	0

Adjustable Performance Plan cash awards	281	1,087	948

Restricted Cash Awards	165	252	0

Scaled Incentive Share Units	95	404	552

Incentive Share Units	62	172	716

Cash Retention Awards	0	0	574

Performance Incentive Plans (PIP I and PIP II) [2]	0	0	(2)

2008 Partner Asset Facility awards [1]	173	3	45

Other cash awards	363	337	421

Total deferred compensation expense	3,020	3,014	3,547

Total shares delivered (million)

Total shares delivered	30.9	23.7	46.7

1 Compensation expense includes the change in the underlying fair value of the indexed assets during the period. 2 Includes clawbacks.

Additional information
Additional information
end of	2012

Estimated unrecognized compensation expense (CHF million)

Share awards	700

Performance share awards	158

Adjustable Performance Plan share awards	41

Adjustable Performance Plan cash awards	54

Scaled Incentive Share Units	72

Other cash awards	72

Total	1,097

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2013 for 2012.

Bank | Stock options | Share options
Share-based compensation disclosures
Share-based award activities
Share option activities
	2012		2011		2010

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercised	0.0	0.00	(0.1)	31.74	(0.8)	40.12

Settled	0.0	0.00	0.0	0.00	0.0	0.00

Expired	(11.3)	59.40	(11.7)	82.41	(3.7)	57.98

Balance at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Exercisable at end of period	5.2	32.61	16.5	50.99	28.3	63.94

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2012

	Number of performance share awards in million	Weighted- average grant-date fair value in CHF

Performance share awards

Balance at beginning of period	–	–

Granted	23.3	23.90

Forfeited	(0.4)	23.90

Balance at end of period	22.9	23.90

of which vested	0.9	–

of which unvested	22.0	–

Bank | Stock compensation plan
Share-based compensation disclosures
Significant fair value assumptions
Significant fair value assumptions
	2010

	SISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52

Expected dividend cash flows, in CHF
2010	1.45	1.45

2011	1.55	1.55

2012	1.65	1.65

2013	1.75	–

Expected risk-free interest rate, in %	1.26	1.00

Expected term, in years	4	3

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2012		2011		2010

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share awards

Balance at beginning of period	47.6	41.91	17.3	43.86	15.5	45.67

Granted	24.5	23.39	39.8	41.03	7.1	45.30

Settled	(14.6)	40.43	(7.4)	43.39	(4.9)	48.39

Forfeited	(2.4)	36.96	(2.1)	43.39	(0.4)	51.65

Balance at end of period	55.1	34.27	47.6	41.91	17.3	43.86

of which vested	3.9	–	1.8	–	1.3	–

of which unvested	51.2	–	45.8	–	16.0	–

Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
2012

Number of APP share awards in million

Adjustable Performance Plan share awards

Balance at beginning of period	–

Granted	29.9

Forfeited	(0.2)

Balance at end of period	29.7

of which vested	0.3

of which unvested	29.4

Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities
	2012	2011	2010

SISU awards (million)

Balance at beginning of period	14.4	20.0	–

Granted	–	–	20.7	[1]

Settled	(4.8)	(5.0)	(0.2)

Forfeited	(0.2)	(0.6)	(0.5)

Balance at end of period	9.4	14.4	20.0

of which vested	1.7	1.0	0.2

of which unvested	7.7	13.4	19.8

1 Includes SISUs granted in January and throughout the year.

Bank | Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2012	2011	2010

ISU awards (million)

Balance at beginning of period	13.2	37.2	40.2

Granted	–	–	6.0	[1]

Settled	(8.7)	(23.0)	(8.2)

Forfeited	(0.9)	(1.0)	(0.8)

Balance at end of period	3.6	13.2	37.2

of which vested	0.4	1.4	3.9

of which unvested	3.2	11.8	33.3

1 Includes ISUs granted in January and throughout the year.

Related parties (Tables)	12 Months Ended
Dec. 31, 2012
Executive Board and Board of Directors loans
in	2012		2011		2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18		19

Additions	3		5		5

Reductions	(17)		(1)		(6)

Balance at end of period	8	[1]	22		18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	34	[2]	35		25

Additions	12		2		14

Reductions	(5)		(3)		(4)

Balance at end of period	41	[2]	34	[2]	35

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and five, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2012	2011	2010

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	13	45	83

Net borrowings/(repayments)	(1)	(32)	(38)

Balance at end of period	12	13	45

Bank
Executive Board and Board of Directors loans
Loans to members of the Executive Board and the Board of Directors
	2012		2011	2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18	19

Additions	3		5	5

Reductions	(17)		(1)	(6)

Balance at end of period	8	[1]	22	18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	33	[2]	34	24

Additions	13		2	14

Reductions	(5)		(3)	(4)

Balance at end of period	41	[2]	33	34

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was six and five, respectively.

Related party assets and liabilities
Related party assets and liabilities
end of	2012	2011

Assets (CHF million)

Cash and due from banks	386	977

Interest-bearing deposits with banks	1,775	1,910

Trading assets	213	268

Net loans	7,894	7,950

Other assets	58	67

Total assets	10,326	11,172

Liabilities (CHF million)

Due to banks/customer deposits	1,915	2,856

Trading liabilities	209	21

Long-term debt	4,907	6,872

Other liabilities	206	227

Total liabilities	7,237	9,976

Related party revenues and expenses
Related party revenues and expenses
in	2012	2011	2010

Revenues (CHF million)

Interest and dividend income	54	61	78

Interest expense	(117)	(195)	(252)

Net interest income	(63)	(134)	(174)

Commissions and fees	6	(50)	(71)

Other revenues	174	201	205

Net revenues	117	17	(40)

Expenses (CHF million)

Total operating expenses	270	309	400

Related party guarantees
Related party guarantees
end of	2012	2011

Guarantees (CHF million)

Credit guarantees and similar instruments	1	1

Performance guarantees and similar instruments	0	1

Derivatives	0	0

Other guarantees	0	2

Total guarantees	1	4

Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2012
Components of total pension costs
Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2012	2011	2010	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	347	319	269	30	33	30	1	0	1

Interest costs on benefit obligation	378	416	453	127	123	134	8	7	9

Expected return on plan assets	(617)	(668)	(637)	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(52)	17	17	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	144	84	86	74	51	36	13	9	6

Net periodic pension costs	200	168	188	66	47	38	20	14	14

Settlement losses/(gains)	90	0	1	0	0	(2)	0	0	0

Curtailment losses/(gains)	(35)	1	0	0	0	0	0	0	0

Special termination benefits	19	10	2	0	0	0	0	0	0

Total pension costs	274	179	191	66	47	36	20	14	14

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2012	2011	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	13,944	13,813	2,675	2,373	174	160

Plan participant contributions	231	240	0	0	0	0

Service cost	347	319	30	33	1	0

Interest cost	378	416	127	123	8	7

Plan amendments	(402)	(483)	0	(2)	0	0

Settlements	(335)	0	0	(1)	0	0

Curtailments	(64)	(51)	(12)	1	0	0

Special termination benefits	19	10	1	4	0	0

Actuarial losses/(gains)	855	302	70	199	10	15

Plans removed	0	0	(6)	0	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	0	0	(9)	1	(5)	0

End of the measurement period	14,296	13,944	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,604	13,428	2,586	2,121	0	0

Actual return on plan assets	1,035	(121)	234	485	0	0

Employer contributions	482	679	158	33	8	8

Plan participant contributions	231	240	0	0	0	0

Settlements	(335)	0	0	(1)	0	0

Benefit payments	(677)	(622)	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	0	0	18	4	0	0

End of the measurement period	14,340	13,604	2,893	2,586	0	0

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	44	(340)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	45	0	695	498	0	0

Current liabilities	0	0	(7)	(8)	(8)	(8)

Noncurrent liabilities	(1)	(340)	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	44	(340)	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	13,821	13,467	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2012	2011	2012	2011		2012	2011	2012	2011

CHF million

PBO	6	13,937	1,400	1,340		6	0	1,382	1,326

ABO	5	13,460	1,364	1,304		5	0	1,354	1,296

Fair value of plan assets	5	13,597	825	753		5	0	810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,748)	(3,696)	(53)	(55)	(3,801)	(3,751)

Prior service credit/(cost)	607	358	3	4	610	362

Total	(3,141)	(3,338)	(50)	(51)	(3,191)	(3,389)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	(437)	92	(345)	(10)	4	(6)	(351)

Prior service credit/(cost)	402	(83)	319	0	0	0	319

Amortization of actuarial losses/(gains)	218	(57)	161	13	(5)	8	169

Amortization of prior service cost/(credit)	(53)	12	(41)	(2)	1	(1)	(42)

Immediate recognition due to curtailment/settlement	131	(28)	103	0	0	0	103

Total amounts recognized in other comprehensive income	261	(64)	197	1	0	1	198

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	0	0	0	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	0	0	0	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	251	7

Amortization of prior service cost/(credit)	(76)	0

Total	175	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	4.3	4.8	4.8	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	2.2	2.8	3.1	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	1.2	1.4	2.0	4.0	4.0	4.2	–	–	–

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,630	0		0	2,630	2,212	0		0	2,212

Debt securities	1,137	2,894		0	4,031	1,525	3,890		0	5,415

of which governments	959	28		0	987	1,410	39		0	1,449

of which corporates	178	2,866		0	3,044	115	3,851		0	3,966

Equity securities	1,821	1,651		0	3,472	1,040	1,421		0	2,461

Real estate	0	552		1,080	1,632	0	500		1,034	1,534

of which direct	0	0		1,078	1,078	0	0		1,034	1,034

of which indirect	0	552		2	554	0	500		0	500

Alternative investments	0	1,908		662	2,570	0	1,376		606	1,982

of which private equity	0	0		662	662	0	0		606	606

of which hedge funds	0	1,668		0	1,668	0	1,583		0	1,583

of which other	0	240	[1]	0	240	0	(207)	[1]	0	(207)

Other investments	0	5		0	5	0	0		0	0

Switzerland	5,588	7,010		1,742	14,340	4,777	7,187		1,640	13,604

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

International	422	2,277		194	2,893	266	2,056		264	2,586

Total plan assets at fair value	6,010	9,287		1,936	17,233	5,043	9,243		1,904	16,190

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate	1,118	0	0	50	0	3	(2)	1,169

of which direct	1,034	0	0	44	0	0	0	1,078

of which indirect	84	0	0	6	0	3	(2)	91

Alternative investments	696	0	0	(17)	3	31	(17)	696

of which private equity	615	0	0	(18)	2	82	(15)	666

of which hedge funds	81	0	0	1	1	(51)	(2)	30

Total plan assets at fair value	1,904	0	(28)	42	6	31	(19)	1,936

of which Switzerland	1,640	0	0	27	0	89	(14)	1,742

of which International	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	0	0	31	0	21	0	1,118

of which direct	1,014	0	0	20	0	0	0	1,034

of which indirect	52	0	0	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	0	0	28	(5)	10	1	615

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	0	0	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2012	2011	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	18.3	16.2	13.6	2.7

Debt securities	28.1	39.8	44.6	39.1

Equity securities	24.2	18.1	25.9	34.4

Real estate	11.4	11.3	3.1	3.2

Alternative investments	18.0	14.6	9.5	17.2

Insurance	0.0	0.0	3.3	3.4

Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2013 (%)

Cash and cash equivalents	10	0

Debt securities	40	62

Equity securities	25	22

Real estate	10	3

Alternative investments	15	10

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	942	8

2014	933	9

2015	927	9

2016	909	10

2017	888	11

For five years thereafter	4,709	57

Bank
Components of total pension costs
Components of total pension costs
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	2012	2011	2010	2012	2011	2010

Total pension costs (CHF million)

Service costs on benefit obligation	30	33	30	1	0	1

Interest costs on benefit obligation	127	123	134	8	7	9

Expected return on plan assets	(164)	(160)	(163)	0	0	0

Amortization of recognized prior service cost/(credit)	(1)	0	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	74	51	36	13	9	6

Net periodic pension costs	66	47	38	20	14	14

Settlement losses/(gains)	0	0	(2)	0	0	0

Total pension costs	66	47	36	20	14	14

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans

in / end of	2012	2011	2012	2011

PBO (CHF million) [1]

Beginning of the measurement period	2,675	2,373	174	160

Service cost	30	33	1	0

Interest cost	127	123	8	7

Plan amendments	0	(2)	0	0

Settlements	0	(1)	0	0

Curtailments	(12)	1	0	0

Special termination benefits	1	4	0	0

Actuarial losses/(gains)	70	199	10	15

Plans removed	(6)	0	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate losses/(gains)	(9)	1	(5)	0

End of the measurement period	2,773	2,675	180	174

Fair value of plan assets (CHF million)

Beginning of the measurement period	2,586	2,121	0	0

Actual return on plan assets	234	485	0	0

Employer contributions	158	33	8	8

Settlements	0	(1)	0	0

Benefit payments	(103)	(56)	(8)	(8)

Exchange rate gains/(losses)	18	4	0	0

End of the measurement period	2,893	2,586	0	0

Total funded status recognized (CHF million)

Funded status of the plan – over/(underfunded)	120	(89)	(180)	(174)

Total funded status recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

Total amount recognized (CHF million)

Noncurrent assets	695	498	0	0

Current liabilities	(7)	(8)	(8)	(8)

Noncurrent liabilities	(568)	(579)	(172)	(166)

Total amount recognized in the consolidated balance sheet at December 31	120	(89)	(180)	(174)

ABO (CHF million) [2]

End of the measurement period	2,714	2,584	0	0

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]

December 31	2012	2011		2012	2011

CHF million

PBO	1,400	1,340		1,382	1,326

ABO	1,364	1,304		1,354	1,296

Fair value of plan assets	825	753		810	741

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post- retirement defined benefit plans		Total

end of	2012	2011	2012	2011	2012	2011

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(617)	(674)	(53)	(55)	(670)	(729)

Prior service credit/(cost)	0	0	3	4	3	4

Total	(617)	(674)	(50)	(51)	(667)	(725)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2012 (CHF million)

Actuarial gains/(losses)	0	0	0	(10)	4	(6)	(6)

Amortization of actuarial losses/(gains)	74	(27)	47	13	(5)	8	55

Amortization of prior service cost/(credit)	(1)	1	0	(2)	1	(1)	(1)

Immediate recognition due to curtailment/settlement	12	(2)	10	0	0	0	10

Total amounts recognized in other comprehensive income	85	(28)	57	1	0	1	58

2011 (CHF million)

Actuarial gains/(losses)	126	(14)	112	(15)	6	(9)	103

Amortization of actuarial losses/(gains)	51	(17)	34	9	(4)	5	39

Amortization of prior service cost/(credit)	0	0	0	(2)	1	(1)	(1)

Total amounts recognized in other comprehensive income	177	(31)	146	(8)	3	(5)	141

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2013
in 2013	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	47	7

Total	47	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	International single-employer defined benefit pension plans			Other post- retirement defined benefit plans

December 31	2012	2011	2010	2012	2011	2010

Net benefit pension cost (%)

Discount rate	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	4.0	4.2	4.3	–	–	–

Expected long-term rate of return on plan assets	6.4	7.3	7.2	–	–	–

Benefit obligation (%)

Discount rate	4.5	4.8	5.5	4.3	4.7	5.5

Salary increases	4.0	4.0	4.2	–	–	–

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2012					2011

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	0	394		0	394	51	18		0	69

Debt securities	234	985		71	1,290	130	792		90	1,012

of which governments	234	8		0	242	128	2		0	130

of which corporates	0	977		71	1,048	2	790		90	882

Equity securities	188	562		0	750	82	807		0	889

Real estate – indirect	0	0		89	89	0	0		84	84

Alternative investments	0	241		34	275	3	351		90	444

of which private equity	0	0		4	4	0	0		9	9

of which hedge funds	0	0		30	30	0	0		81	81

of which other	0	241	[1]	0	241	3	351	[1]	0	354

Other investments	0	95		0	95	0	88		0	88

Total plan assets at fair value	422	2,277		194	2,893	266	2,056		264	2,586

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2012 (CHF million)

Debt securities – corporates	90	0	(28)	9	3	(3)	0	71

Real estate – indirect	84	0	0	6	0	1	(2)	89

Alternative investments	90	0	0	0	3	(56)	(3)	34

of which private equity	9	0	0	(1)	2	(6)	0	4

of which hedge funds	81	0	0	1	1	(50)	(3)	30

Total plan assets at fair value	264	0	(28)	15	6	(58)	(5)	194

2011 (CHF million)

Debt securities – corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate – indirect	52	0	0	11	0	21	0	84

Alternative investments	94	3	(4)	(2)	3	(4)	0	90

of which private equity	8	0	0	1	0	0	0	9

of which hedge funds	81	3	0	(3)	3	(3)	0	81

of which other	5	0	(4)	0	0	(1)	0	0

Total plan assets at fair value	268	33	(6)	5	8	(44)	0	264

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation as of the measurement date
December 31	2012	2011

Weighted-average plan asset allocation (%)

Cash and cash equivalents	13.6	2.7

Debt securities	44.6	39.1

Equity securities	25.9	34.4

Real estate	3.1	3.2

Alternative investments	9.5	17.2

Insurance	3.3	3.4

Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation to be applied prospectively
2013 (%)

Cash and cash equivalents	0

Debt securities	62

Equity securities	22

Real estate	3

Alternative investments	10

Insurance	3

Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	International single- employer defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2013	55	8

2014	64	9

2015	73	9

2016	75	10

2017	87	11

For five years thereafter	582	57

Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,155.2	635.6	630.1	62.8	3.9	1.5

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,048.4	700.9	695.4	62.8	3.9	1.5

Forwards	2,133.4	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.3	32.2	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,473.5	63.5	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.0	4.6	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	214.9	11.4	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.0	30.3	31.0	0.0	0.0	0.0

Credit derivatives [2]	1,694.4	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,439.1	833.2	842.6	82.4	4.1	1.6

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.5 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.2	929.1	936.1

Counterparty netting [1]	(766.8)	(766.8)	(836.4)	(836.4)

Cash collateral netting [1]	(33.4)	(36.7)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	37.1	40.7	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.2	39.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.2	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	834	548	564

Foreign exchange products	(13)	20	21

Total	821	568	585

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(878)	(585)	(546)

Foreign exchange products	13	(20)	(21)

Total	(865)	(605)	(567)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(44)	(37)	18

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	30	(6)	39

Total	38	(6)	39

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.3	26.5

Total credit derivatives	1,694.4	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2012	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,055.9	2.6	2.5	0.0	0.0	0.0

Swaps	29,159.0	635.8	630.1	58.0	3.8	1.3

Options bought and sold (OTC)	3,739.9	62.4	62.6	0.0	0.0	0.0

Futures	1,145.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	952.0	0.3	0.2	0.0	0.0	0.0

Interest rate products	43,052.2	701.1	695.4	58.0	3.8	1.3

Forwards	2,134.1	21.6	21.3	19.6	0.2	0.1

Swaps	1,336.4	32.1	46.6	0.0	0.0	0.0

Options bought and sold (OTC)	985.3	9.7	10.7	0.0	0.0	0.0

Futures	14.9	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.6	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,474.3	63.4	78.6	19.6	0.2	0.1

Forwards	29.1	0.9	1.2	0.0	0.0	0.0

Options bought and sold (OTC)	32.3	0.6	0.6	0.0	0.0	0.0

Futures	0.9	0.0	0.0	0.0	0.0	0.0

Precious metals products	62.3	1.5	1.8	0.0	0.0	0.0

Forwards	5.5	0.6	0.0	0.0	0.0	0.0

Swaps	211.1	4.5	5.9	0.0	0.0	0.0

Options bought and sold (OTC)	215.1	11.5	11.1	0.0	0.0	0.0

Futures	74.4	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	338.2	13.7	14.1	0.0	0.0	0.0

Equity/index-related products	844.3	30.3	31.1	0.0	0.0	0.0

Credit derivatives [2]	1,694.5	30.6	29.8	0.0	0.0	0.0

Forwards	2.2	0.2	0.2	0.0	0.0	0.0

Swaps	55.3	3.6	3.1	0.0	0.0	0.0

Options bought and sold (OTC)	21.9	1.0	1.0	0.0	0.0	0.0

Futures	186.7	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	50.4	1.6	1.7	0.0	0.0	0.0

Other products [3]	316.5	6.4	6.0	0.0	0.0	0.0

Total derivative instruments	50,444.1	833.3	842.7	77.6	4.0	1.4

The notional amount for derivative instruments (trading and hedging) was CHF 50,521.7 billion as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 2011	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,760.7	658.2	650.3	67.9	3.7	2.1

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,373.1	729.0	721.1	67.9	3.7	2.1

Forwards	2,133.8	29.7	30.7	17.4	0.1	0.0

Swaps	1,231.7	34.0	51.4	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,226.5	76.0	94.8	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.5	5.8	5.8	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.2	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.9	39.4	41.9	0.2	0.0	0.0

Credit derivatives [2]	2,042.8	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,917.0	925.3	934.3	85.5	3.8	2.1

The notional amount for derivative instruments (trading and hedging) was CHF 50,002.5 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2012		2011

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	837.3	844.1	929.1	936.4

Counterparty netting [1]	(766.7)	(766.7)	(836.5)	(836.5)

Cash collateral netting [1]	(33.3)	(36.7)	(36.3)	(37.9)

Replacement values (trading and hedging) after netting agreements	37.3	40.7	56.3	62.0

of which recorded in trading assets (PRV) and trading liabilities (NRV)	33.4	39.6	52.7	60.2

of which recorded in other assets (PRV) and other liabilities (NRV)	3.9	1.1	3.6	1.8

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2012	2011	2010

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	849	634	576

Foreign exchange products	(13)	20	21

Total	836	654	597

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(894)	(672)	(559)

Foreign exchange products	13	(20)	(21)

Total	(881)	(692)	(580)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(45)	(38)	17

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	8	0	0

Foreign exchange products	0	(5)	54

Total	8	(5)	54

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	31	27

Total	0	31	27

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2012	2011	2010

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	0	0	8

Foreign exchange products	(81)	280	1,563

Total	(81)	280	1,571

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	75	4	(4)

Total	75	4	(4)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2012 (CHF billion)

Current net exposure	15.3	1.4	0.6	17.3

Collateral posted	13.4	1.4	–	14.8

Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7

Additional collateral required in a two-notch downgrade event	0.4	1.5	0.5	2.4

2011 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2012	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(423.2)	407.6		(15.6)	67.8	2.3

Non-investment grade	(167.5)	160.0		(7.5)	18.1	0.8

Total single-name instruments	(590.7)	567.6		(23.1)	85.9	3.1

of which sovereigns	(119.4)	117.0		(2.4)	10.4	(0.7)

of which non-sovereigns	(471.3)	450.6		(20.7)	75.5	3.8

Multi-name instruments (CHF billion)

Investment grade [2]	(193.6)	173.4		(20.2)	8.8	(0.5)

Non-investment grade	(30.7)	25.4	[3]	(5.3)	3.0	(2.8)

Total multi-name instruments	(224.3)	198.8		(25.5)	11.8	(3.3)

of which sovereigns	(13.5)	13.2		(0.3)	0.3	(0.1)

of which non-sovereigns	(210.8)	185.6		(25.2)	11.5	(3.2)

Total instruments (CHF billion)

Investment grade [2]	(616.8)	581.0		(35.8)	76.6	1.8

Non-investment grade	(198.2)	185.4		(12.8)	21.1	(2.0)

Total instruments	(815.0)	766.4		(48.6)	97.7	(0.2)

of which sovereigns	(132.9)	130.2		(2.7)	10.7	(0.8)

of which non-sovereigns	(682.1)	636.2		(45.9)	87.0	0.6

end of 2011

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2012	2011

Credit derivatives (CHF billion)

Credit protection sold	815.0	991.4

Credit protection purchased	766.4	929.0

Other protection purchased	97.7	95.8

Other instruments [1]	15.4	26.6

Total credit derivatives	1,694.5	2,042.8

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2012 (CHF billion)

Single-name instruments	130.3	351.6	108.8	590.7

Multi-name instruments	37.4	145.4	41.5	224.3

Total instruments	167.7	497.0	150.3	815.0

2011 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4

Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,104	1,550	334	845	12,833	12,446		167	2,166

Performance guarantees and similar instruments	5,160	1,643	970	1,758	9,531	8,793		139	3,336

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,297	689	286	147	5,419	5,397		3	2,812

Total guarantees	52,969	13,833	3,423	5,184	75,409	74,262		1,294	20,525

2011 (CHF million)

Credit guarantees and similar instruments	3,273	2,062	1,106	907	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	1,674	1,317	1,715	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	387	422	194	4,975	4,939		4	2,268

Total guarantees	55,441	17,076	7,982	8,526	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 37 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 37 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments
Lease commitments (CHF million)

2013	677

2014	593

2015	515

2016	464

2017	411

Thereafter	3,503

Future operating lease commitments	6,163

Less minimum non-cancellable sublease rentals	355

Total net future minimum lease commitments	5,808

Rental expenses for operating leases
Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	631	554	625

Sublease rental income	(98)	(97)	(123)

Total net expenses for operating leases	533	457	502

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,217	35	6	0	6,258		6,061		3,219

Loan commitments	169,462	23,574	37,690	6,384	237,110	[2]	231,639		153,460

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	949	864	172	576	2,561		2,561		131

Total other commitments	222,184	24,473	37,868	6,960	291,485		285,817		202,366

2011 (CHF million)

Irrevocable commitments under documentary credits	5,644	3	40	0	5,687		5,207		2,372

Loan commitments	157,701	19,988	35,755	7,116	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,457	405	872	874	3,608		3,608		33

Total other commitments	193,687	20,396	36,667	7,990	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 139,709 million and CHF 138,051 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2012 (CHF million)

Credit guarantees and similar instruments	10,101	1,548	334	845	12,828	12,441		167	2,164

Performance guarantees and similar instruments	5,047	1,599	951	1,750	9,347	8,608		135	3,307

Securities lending indemnifications	12,211	0	0	0	12,211	12,211		0	12,211

Derivatives [2]	21,197	9,951	1,833	2,434	35,415	35,415		985	–	[3]

Other guarantees	4,172	684	281	144	5,281	5,260		3	2,789

Total guarantees	52,728	13,782	3,399	5,173	75,082	73,935		1,290	20,471

2011 (CHF million)

Credit guarantees and similar instruments	3,267	2,061	1,106	907	7,341	6,606		50	2,451

Performance guarantees and similar instruments	5,470	1,619	1,300	1,705	10,094	9,184		69	3,345

Securities lending indemnifications	15,005	0	0	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	12,953	5,137	5,710	51,393	51,393		3,650	–	[3]

Other guarantees	3,846	379	418	192	4,835	4,799		4	2,241

Total guarantees	55,181	17,012	7,961	8,514	88,668	86,987		3,773	23,042

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to December 31, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.6

Non-agency securitizations	130.1	[2]

Total	160.9

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 27.6 billion as of December 31, 2012. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2012 was attributable to borrower payments of USD 85.4 billion and losses of USD 17.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – repurchase claims
	2012					2011				[1]

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743		60	487	1,084	1,631

New claims	58	57	2,032	2,147		29	10	1,160	1,199

Claims settled through repurchases	(7)	0	(7)	(14)	[2]	0	(1)	(4)	(5)	[2]

Other settlements	(15)	(7)	(32)	(54)	[3]	(8)	0	(3)	(11)	[3]

Total claims settled	(22)	(7)	(39)	(68)		(8)	(1)	(7)	(16)

Claims rescinded	(37)	(18)	0	(55)		(13)	(64)	(28)	(105)

Transfers to/from arbitration and litigation, net [4]	0	0	(841)	(841)		0	0	(1,966)	(1,966)

Balance at end of period	67	464	1,395	1,926		68	432	243	743

1 All related to period July 1, 2011 to December 31, 2011. 2 Settled at a repurchase price of USD 15 million and USD 5 million in 2012 and 2011, respectively. 3 Settled at USD 41 million and USD 9 million in 2012 and 2011, respectively. 4 Refer to "Note 35 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Residential mortgage loans sold – provisions for outstanding repurchase claims
	2012		2011

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	59		29

Increase/(decrease) in provisions, net	52		47

Realized losses [2]	(56)	[3]	(17)	[4]

Balance at end of period	55	[5]	59	[5]

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 35 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations. 4 Primarily related to government-sponsored enterprises. 5 Substantially all related to government-sponsored enterprises.

Lease commitments
Lease commitments
Lease commitments (CHF million)

2013	673

2014	592

2015	514

2016	463

2017	411

Thereafter	3,502

Future operating lease commitments	6,155

Less minimum non-cancellable sublease rentals	353

Total net future minimum lease commitments	5,802

Rental expenses for operating leases
Rental expense for operating leases
in	2012	2011	2010

Rental expense for operating leases (CHF million)

Minimum rental expense	629	549	620

Sublease rental income	(97)	(96)	(122)

Total net expenses for operating leases	532	453	498

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received

2012 (CHF million)

Irrevocable commitments under documentary credits	6,210	35	6	0	6,251		6,054		3,219

Loan commitments	166,259	23,574	37,688	6,384	233,905	[2]	228,433		151,616

Forward reverse repurchase agreements	45,556	0	0	0	45,556		45,556		45,556

Other commitments	906	863	171	575	2,515		2,515		131

Total other commitments	218,931	24,472	37,865	6,959	288,227		282,558		200,522

2011 (CHF million)

Irrevocable commitments under documentary credits	5,638	3	40	0	5,681		5,201		2,371

Loan commitments	154,394	19,951	35,746	7,112	217,203	[2]	211,986		142,339

Forward reverse repurchase agreements	28,885	0	0	0	28,885		28,885		28,885

Other commitments	1,430	405	872	870	3,577		3,577		32

Total other commitments	190,347	20,359	36,658	7,982	255,346		249,649		173,627

1 Total net amount is computed as the gross amount less any participations. 2 Included CHF 136,669 million and CHF 134,901 million of unused credit limits as of December 31, 2012 and 2011, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Securitizations
Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Group and do not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,474

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	509	72	581

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	501	1,843	4,031

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	3,803	9,582

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	168	905	1,228

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Consolidated VIEs in which the Group was the primary beneficiary (continued)
			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	564	82	646

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	741	263	1,828

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,888	3,222	29,789

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	158	493	746

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	388	2,432	23,252

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,148	3,572	1,668	7,507

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,395	10,301

Net loans	0	123	1,627	4,742	3,257	9,749

Other assets	0	0	32	0	391	423

Total variable interest assets	126	5,620	3,108	5,576	6,043	20,473

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,505	6,051	6,413	23,178

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,815	23,633	20,748	224,134

Bank
Securitizations
Securitizations
in	2012	2011	2010

Gains and cash flows (CHF million)

CMBS
Net gain [1]	56	6	13

Proceeds from transfer of assets	6,156	974	523

Servicing fees	0	1	1

Cash received on interests that continue to be held	57	205	150

RMBS
Net gain [1]	3	65	214

Proceeds from transfer of assets	15,143	30,695	52,308

Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0

Servicing fees	3	3	6

Cash received on interests that continue to be held	554	382	488

Other asset-backed financings
Net gain [1]	83	24	85

Proceeds from transfer of assets	591	1,268	4,376

Purchases of previously transferred financial assets or their underlying collateral [2]	(621)	(256)	(2,519)

Servicing fees	0	1	0

Cash received on interests that continue to be held	1,350	701	1,539

1 Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans. 2 Represents market-making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2012 and 2011, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2012	2011

CHF million

CMBS
Principal amount outstanding	30,050	35,487

Total assets of SPE	45,407	52,536

RMBS
Principal amount outstanding	58,112	91,242

Total assets of SPE	60,469	95,297

Other asset-backed financing activities
Principal amount outstanding	32,805	35,233

Total assets of SPE	32,805	35,307

Principal amounts outstanding relate to assets transferred from the Bank and do not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2012							2011

at time of transfer in			CMBS				RMBS			CMBS				RMBS

CHF million, except where indicated

Fair value of beneficial interests			761				2,219			57				5,095

of which level 2			654				2,090			42				4,695

of which level 3			107				129			15				399

Weighted-average life, in years			8.4				5.0			7.2				5.4

Prepayment speed assumption (rate per annum), in % [1]			–	[2]	0.1	–	34.9			–	[2]	9.0	–	34.9

Cash flow discount rate (rate per annum), in % [3]	0.8	–	10.7		0.1	–	25.7	2.9	–	10.6		0.5	–	71.2

Expected credit losses (rate per annum), in %	0.5	–	9.0		0.0	–	25.1	1.2	–	9.3		0.3	–	71.0

Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2012											2011

end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]

CHF million, except where indicated

Fair value of beneficial interests			274				1,929			692				342				2,960			1,754

of which non-investment grade			90				342			686				133				688			1,513

Weighted-average life, in years			4.0				5.2			3.6				4.1				5.3			2.5

Prepayment speed assumption (rate per annum), in % [3]			–		0.1	–	27.6			–				–		0.1	–	30.0			–

Impact on fair value from 10% adverse change			–				(38.5)			–				–				(44.2)			–

Impact on fair value from 20% adverse change			–				(74.3)			–				–				(86.6)			–

Cash flow discount rate (rate per annum), in % [4]	1.1	–	50.2		0.2	–	42.8	0.7	–	51.7		2.3	–	50.1		0.3	–	49.1	0.7	–	58.7

Impact on fair value from 10% adverse change			(14.8)				(62.8)			(1.0)				(30.5)				(94.4)			(8.2)

Impact on fair value from 20% adverse change			(19.9)				(93.5)			(1.8)				(36.2)				(151.9)			(15.9)

Expected credit losses (rate per annum), in %	0.9	–	49.5		0.9	–	42.8	0.3	–	51.4		1.9	–	49.0		0.9	–	48.9	5.4	–	31.8

Impact on fair value from 10% adverse change			(14.4)				(55.9)			(0.8)				(29.8)				(83.6)			(6.8)

Impact on fair value from 20% adverse change			(19.2)				(80.3)			(1.6)				(34.8)				(131.5)			(13.2)

1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances. 2 CDOs within this category are generally structured to be protected from prepayment risk. 3 Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2% thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR. 4 The rate is based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2012	2011

CHF million

CMBS
Other assets	467	664

Liability to SPE, included in Other liabilities	(467)	(664)

RMBS
Other assets	0	12

Liability to SPE, included in Other liabilities	0	(12)

Other asset-backed financing activities
Trading assets	1,171	1,851

Other assets	913	1,475

Liability to SPE, included in Other liabilities	(2,084)	(3,326)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation

end of 2012	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,534	27	0	125	44	20	1,750

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117

Trading assets	1,064	196	14	1,861	565	997	4,697

Investment securities	0	23	0	0	0	0	23

Other investments	0	0	0	0	1,712	577	2,289

Net loans	0	4,360	859	0	405	429	6,053

Premises and equipment	0	0	0	0	474	72	546

Loans held-for-sale	7,324	0	3,110	0	71	0	10,505

Other assets	45	1,637	1	4	500	1,816	4,003

Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	247	247

Trading liabilities	20	0	0	0	4	101	125

Short-term borrowings	0	5,776	0	3	0	0	5,779

Long-term debt	9,944	14	3,608	500	38	428	14,532

Other liabilities	45	6	97	7	167	842	1,164

Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

			Financial intermediation

end of 2011	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total

Assets of consolidated VIEs (CHF million)

Cash and due from banks	1,202	24	0	43	102	25	1,396

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19	0	0	0	0	19

Trading assets	1,207	728	18	2,681	554	1,211	6,399

Investment securities	0	41	0	0	0	0	41

Other investments	0	0	0	0	1,863	483	2,346

Net loans	0	4,720	0	0	62	1,158	5,940

Premises and equipment	0	0	0	0	527	82	609

Loans held-for-sale	7,231	0	3,941	0	2	0	11,174

Other assets	43	751	0	30	740	263	1,827

Total assets of consolidated VIEs	9,683	6,283	3,959	2,754	3,850	3,222	29,751

Liabilities of consolidated VIEs (CHF million)

Customer deposits	0	0	0	0	0	221	221

Trading liabilities	30	0	0	0	3	1,253	1,286

Short-term borrowings	0	6,141	0	0	0	0	6,141

Long-term debt	9,383	24	4,483	276	227	465	14,858

Other liabilities	69	2	0	24	157	493	745

Total liabilities of consolidated VIEs	9,482	6,167	4,483	300	387	2,432	23,251

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation

end of 2012	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	100	3,210	1,143	868	600	5,921

Net loans	8	111	2,048	3,572	1,668	7,407

Other assets	0	17	49	0	4	70

Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398

Maximum exposure to loss (CHF million)

Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211

		Financial intermediation

end of 2011	CDO	Securi- tizations	Funds	Loans	Other	Total

Variable interest assets (CHF million)

Trading assets	126	5,497	1,449	834	2,079	9,985

Net loans	0	123	1,302	4,742	3,257	9,424

Other assets	0	0	32	0	369	401

Total variable interest assets	126	5,620	2,783	5,576	5,705	19,810

Maximum exposure to loss (CHF million)

Maximum exposure to loss	153	7,056	3,180	6,051	6,075	22,515

Non-consolidated VIE assets (CHF million)

Non-consolidated VIE assets	7,093	113,845	58,646	23,633	10,440	213,657

Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,391	5,888	0		135,871

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,932	3,192	0		29,125

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,664	7,746	485	0		74,895

Derivatives	3,428	823,016	6,650	(799,886)		33,208

of which interest rate products	703	698,297	1,859	–		–

of which foreign exchange products	1	62,717	754	–		–

of which equity/index-related products	2,538	25,820	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,203	2,736	2,486	0		12,425

Trading assets	132,887	907,889	15,509	(799,886)		256,399

Debt	2,066	1,168	169	0		3,403

of which foreign governments	1,583	1	21	0		1,605

of which corporates	0	720	125	0		845

of which CDO	0	447	23	0		470

Equity	4	90	1	0		95

Investment securities	2,070	1,258	170	0		3,498

Private equity	0	0	3,958	0		3,958

of which equity funds	0	0	2,633	0		2,633

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,243	0		2,583

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,184	0		8,994

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,912	5,164	(240)		37,275

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,413	0	0		3,413

Customer deposits	0	4,618	25	0		4,643

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,014	196	0		32,992

of which foreign governments	25,623	1,476	0	0		27,099

of which corporates	0	5,030	196	0		5,226

Equity	17,912	389	6	0		18,307

Derivatives	3,173	834,228	5,154	(803,038)		39,517

of which interest rate products	628	693,430	1,357	–		–

of which foreign exchange products	1	76,963	1,648	–		–

of which equity/index-related products	2,305	27,684	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	46,867	841,631	5,356	(803,038)		90,816

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	55,068	10,098	0		65,384

of which treasury debt over two years	0	10,565	0	0		10,565

of which structured notes over two years	0	22,543	6,189	0		28,732

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,399	2,848	(376)		26,871

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate procucts	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	10,028	2,312	(5,035)	7,479	(8,826)	0	0	72		129	(4)		0	(267)	5,888

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,587	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(195)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,171	592	(544)	0	0	161	(914)	43		(179)	0		0	(36)	1,294

Other	2,196	179	(366)	2,842	(2,290)	0	0	2		(3)	0		0	(74)	2,486

Trading assets	22,278	4,375	(7,676)	10,698	(11,727)	1,007	(3,262)	134		226	(4)		0	(540)	15,509

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	7,076	4	(61)	880	(1,918)	0	0	0		2	0		567	(184)	6,366

Life finance instruments	1,969	0	0	102	(274)	0	0	0		72	0		0	(51)	1,818

Other investments	9,045	4	(61)	982	(2,192)	0	0	0		74	0		567	(235)	8,184

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	47,203	7,493	(11,516)	15,301	(18,594)	5,795	(10,228)	277		602	(4)		547	(1,187)	35,689

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,891	246	(315)	321	(1,322)	2	(219)	(15)		74	0		279	(94)	2,848

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,378	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		279	(589)	18,451

Net assets/liabilities at fair value	22,825	3,314	(5,090)	14,886	(16,926)	612	(1,035)	(38)		(980)	0		268	(598)	17,238

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,018)	268	(750)	[1]	1,768	1,125	2,893	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(82)	(1,291)		546	(32)	514

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,888

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

Equity	485

of which	237	Market comparable	EBITDA multiple		3	12

of which	26	Discounted cash flow	Capitalization rate, in %		7	7

Derivatives	6,650

of which interest rate products	1,859	Option model	Correlation, in %		17	100

			Prepayment rate, in %		2	45

			Volatility, in %		(5)	31

			Credit spread, in bp		34	157

of which equity/index-related products	1,920	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843

			Recovery rate, in %		0	75

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Loss severity, in %		0	100

			Correlation, in %		30	97

			Prepayment rate, in %		0	40

Other	2,486

of which	1,891	Market comparable	Price, in %		0	103

of which	564	Discounted cash flow	Life expectancy, in years		4	20

Trading assets	15,509

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	170	–		–		–		–

Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,243

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,184

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,689

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,848

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,451

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	69		364		433	157

Equity funds	3		43		46	0

Others	3		153		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,633		0		2,633	724

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equities	3,958		0		3,958	1,070

Equity method investments	385		0		385	0

Total funds held in other investments	4,418		560		4,978	1,273

Total fair value	4,597	[3]	4,297	[4]	8,894	1,273	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,694	21,382	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(65,384)	(66,998)	1,614	(70,366)	(79,475)	9,109

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,905)	[2]	2,342	[2]	(6,162)	[2]

of which related to credit risk [4]	(2,552)		1,909		273

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (1,663) million and CHF (931) million in 2012, respectively, CHF 1,210 million and CHF 697 million in 2011, respectively, and CHF 341 million and CHF (73) million in 2010, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791

Loans	218,281	0	221,030	4,482	225,512

Other financial assets [1]	132,147	63,900	66,798	1,772	132,470

Financial liabilities (CHF million)

Due to banks and deposits	331,270	200,838	130,313	9	331,160

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	14,128	0	14,131	0	14,131

Long-term debt	82,750	0	79,846	4,546	84,392

Other financial liabilities [2]	89,361	0	88,121	1,171	89,292

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,290	78,290

Loans	208,963	213,228

Other financial assets [1]	186,294	186,333

Financial liabilities (CHF million)

Due to banks and deposits	346,228	346,147

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	92,289	89,172

Other financial liabilities [2]	96,844	96,844

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,392	5,830	0		135,814

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,933	3,192	0		29,126

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,715	7,745	485	0		74,945

Derivatives	3,428	823,181	6,650	(799,843)		33,416

of which interest rate products	703	698,494	1,859	–		–

of which foreign exchange products	1	62,619	754	–		–

of which equity/index-related products	2,538	25,885	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,205	2,736	2,486	0		12,427

Trading assets	132,940	908,054	15,451	(799,843)		256,602

Debt	1,334	341	169	0		1,844

of which foreign governments	1,333	1	21	0		1,355

of which corporates	0	340	125	0		465

of which CDO	0	0	24	0		24

Equity	4	90	1	0		95

Investment securities	1,338	431	170	0		1,939

Private equity	0	0	3,855	0		3,855

of which equity funds	0	0	2,530	0		2,530

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,244	0		2,584

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,082	0		8,892

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,802	5,164	(146)		37,259

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,431	0	0		3,431

Customer deposits	0	4,601	25	0		4,626

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,015	196	0		32,993

of which foreign governments	25,624	1,476	0	0		27,100

of which corporates	0	5,030	196	0		5,226

Equity	18,109	389	6	0		18,504

Derivatives	3,174	834,413	5,154	(803,147)		39,594

of which interest rate products	628	693,525	1,357	–		–

of which foreign exchange products	1	76,988	1,648	–		–

of which equity/index-related products	2,305	27,749	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	47,065	841,817	5,356	(803,147)		91,091

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	54,458	10,098	0		64,774

of which treasury debt over two years	0	10,567	0	0		10,567

of which structured notes over two years	0	22,545	6,189	0		28,734

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,235	2,847	(283)		26,799

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,436	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	9,941	2,312	(5,035)	7,479	(8,793)	0	0	72		129	(4)		0	(271)	5,830

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,588	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(196)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,172	592	(544)	0	0	161	(914)	43		(179)	0		0	(37)	1,294

Other	2,195	179	(366)	2,842	(2,290)	0	0	2		(4)	0		0	(72)	2,486

Trading assets	22,191	4,375	(7,676)	10,698	(11,694)	1,007	(3,262)	134		225	(4)		0	(543)	15,451

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	6,899	4	(61)	757	(1,789)	0	0	0		2	0		620	(168)	6,264

Life finance instruments	1,968	0	0	102	(274)	0	0	0		72	0		0	(50)	1,818

Other investments	8,867	4	(61)	859	(2,063)	0	0	0		74	0		620	(218)	8,082

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	46,938	7,493	(11,516)	15,178	(18,432)	5,795	(10,228)	277		601	(4)		600	(1,173)	35,529

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	0	0	0		0	0		0	0	0

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,890	246	(315)	321	(1,322)	2	(219)	(15)		74	0		278	(93)	2,847

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,377	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		278	(588)	18,450

Net assets/liabilities at fair value	22,561	3,314	(5,090)	14,763	(16,764)	612	(1,035)	(38)		(981)	0		322	(585)	17,079

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(11)	0	0	55	(45)	0		4	0		0	5	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,887	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(46)	9,941

of which corporates	3,805	931	(706)	5,484	(4,573)	0	0	34		49	0		0	52	5,076

of which RMBS	3,265	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(98)	1,786

of which CMBS	1,862	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(8)	1,517

of which CDO	1,134	370	(625)	712	(907)	0	0	16		33	0		0	(6)	727

Equity	623	309	(515)	726	(668)	0	0	35		(47)	0		0	4	467

Derivatives	8,720	2,998	(2,311)	0	0	778	(3,085)	22		2,436	0		0	30	9,588

of which interest rate products	2,071	815	(142)	0	0	133	(599)	13		266	0		0	(10)	2,547

of which equity/index-related products	2,298	666	(796)	0	0	272	(184)	(21)		455	0		0	42	2,732

of which credit derivatives	2,724	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(19)	2,172

Other	2,016	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	30	2,195

Trading assets	22,246	6,907	(6,303)	13,914	(14,146)	778	(3,128)	51		1,854	0		0	18	22,191

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,843	0	0	79	(83)	0	0	0		116	0		0	13	1,968

Other investments	11,189	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(52)	8,867

Loans	6,256	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(5)	6,842

of which commercial and industrial loans	3,559	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	27	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,933	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(58)	6,901

Total assets at fair value	50,285	14,894	(14,767)	21,142	(25,364)	4,886	(6,964)	(37)		1,719	0		1,237	(93)	46,938

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,201	1,276	(2,062)	214	(290)	502	(1,929)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,940	48	(135)	0	0	17	(704)	7		655	0		0	8	2,836

of which equity/index-related derivatives	2,939	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(64)	1,022

of which credit derivatives	1,255	949	(1,072)	0	0	136	(414)	19		622	0		0	25	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,798	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(121)	12,715

of which structured notes over two years	9,486	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(80)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,848	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(4)	1,909

Total liabilities at fair value	30,362	9,550	(11,283)	504	(727)	7,092	(10,992)	(11)		(74)	0		128	(172)	24,377

Net assets/liabilities at fair value	19,923	5,344	(3,484)	20,638	(24,637)	(2,206)	4,028	(26)		1,793	0		1,109	79	22,561

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,019)	322	(697)	[1]	1,767	1,109	2,876	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(23)	(1,232)		546	(116)	430

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,830

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Equity	485

of which	237	Market comparable		EBITDA multiple		3		12

of which	26	Discounted cash flow		Capitalization rate, in %		7		7

Derivatives	6,650

of which interest rate products	1,859	Option model		Correlation, in %		17		100

				Prepayment rate, in %		2		45

				Volatility, in %		(5)		31

				Credit spread, in bp		34		157

of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97

				Volatility, in %		2		157

of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843

				Recovery rate, in %		0		75

				Discount rate, in %		2		35

				Default rate, in %		0		25

				Loss severity, in %		0		100

				Correlation, in %		30		97

				Prepayment rate, in %		0		40

Other	2,486

of which	1,891	Market comparable		Price, in %		0		103

of which	564	Discounted cash flow		Life expectancy, in years		4		20

Trading assets	15,451

Investment securities	170	–		–		–		–

Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,244

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,082

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,529

1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,847

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,450

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	68		365		433	157

Equity funds	3		43		46	0

Others	4		152		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,530		0		2,530	723

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equity	3,855		0		3,855	1,069

Equity method investments	385		0		385	0

Total funds held in other investments	4,315		560		4,875	1,272

Total fair value	4,494	[3]	4,297	[4]	8,791	1,272	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,693	21,381	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(64,774)	(66,434)	1,660	(68,036)	(77,000)	8,964

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,709)	[2]	2,301	[2]	(6,313)	[2]

of which related to credit risk [4]	(2,365)		1,769		166

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782

Loans	204,551	0	206,214	4,482	210,696

Other financial assets [1]	133,498	63,519	68,568	1,680	133,767

Financial liabilities (CHF million)

Due to banks and deposits	320,208	193,288	126,798	9	320,095

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	10,325	0	10,328	0	10,328

Long-term debt	82,223	0	79,032	4,546	83,578

Other financial liabilities [2]	89,275	0	88,035	1,170	89,205

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,262	78,262

Loans	195,813	199,657

Other financial assets [1]	188,755	188,793

Financial liabilities (CHF million)

Due to banks and deposits	336,887	336,809

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	93,317	90,017

Other financial liabilities [2]	96,497	96,497

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2012
Assets pledged and collateral
end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	151,419	157,856

of which encumbered	90,745	96,922

Fair value of collateral received with the right to sell or repledge
end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,793	373,657

of which sold or repledged	292,514	332,718

Schedule of Other Assets Pledged and Collateral
Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,441	2,294

Bank
Assets pledged and collateral
end of	2012	2011

Assets pledged (CHF million)

Total assets pledged or assigned as collateral	145,598	152,527

of which encumbered	90,745	96,922

Fair value of collateral received with the right to sell or repledge
end of	2012	2011

Collateral (CHF million)

Fair value of collateral received with the right to sell or repledge	402,784	373,794

of which sold or repledged	292,531	332,878

Schedule of Other Assets Pledged and Collateral
Other information
end of	2012	2011

Other information (CHF million)

Cash and securities restricted under foreign banking regulations	14,340	17,943

Swiss National Bank required minimum liquidity reserves	2,312	2,178

Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2012
BIS statistics
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	43,547	36,844

of which core tier 1 capital	34,766	25,956

Tier 2 capital	6,389	11,810

Total eligible capital	49,936	48,654

Risk-weighted assets (CHF million)

Credit risk	143,679	157,237

Market risk	29,366	40,609

Non-counterparty risk	6,126	7,819

Operational risk	45,125	36,088

Risk-weighted assets	224,296	241,753

Capital ratios (%)

Core tier 1 ratio	15.5	10.7

Tier 1 ratio	19.4	15.2

Total capital ratio	22.3	20.1

Bank
BIS statistics
BIS statistics – Basel II.5
end of	2012	2011

Eligible capital (CHF million)

Tier 1 capital	39,660	35,098

of which core tier 1 capital	30,879	24,210

Tier 2 capital	8,092	13,292

Total eligible capital	47,752	48,390

Risk-weighted assets (CHF million)

Credit risk	134,760	148,378

Market risk	29,338	40,571

Non-counterparty risk	5,873	7,564

Operational risk	45,125	36,088

Risk-weighted assets	215,096	232,601

Capital ratios (%)

Core tier 1 ratio	14.4	10.4

Tier 1 ratio	18.4	15.1

Total capital ratio	22.2	20.8

Assets under management (Tables)	12 Months Ended
Dec. 31, 2012
Assets under management and net new assets
Assets under management
in / end of	2012	2011

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	182.2	167.0

Assets with discretionary mandates	225.3	223.2

Other assets under management	843.3	795.0

Assets under management (including double counting)	1,250.8	1,185.2

of which double counting	63.8	77.7

Net new assets (CHF billion)

Total net new assets (including double counting)	10.8	46.6

Litigation (Tables)	12 Months Ended
Dec. 31, 2012
Litigation provisions
Litigation provisions
2012

CHF million

Balance at beginning of period	870

Increase in litigation accruals	774

Decrease in litigation accruals	(87)

Decrease for settlements and other cash payments	(373)

Foreign exchange translation	(27)

Balance at end of period	1,157

Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2012
Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2012

		Credit Suisse Group AG

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		Credit Suisse Group (Guernsey) V Limited	St. Peter Port, Guernsey	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	6,135.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0

100		Credit Suisse (Poland) SP. z o.o	Warsaw, Poland	PLN	20.0

100		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	20.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100		Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Alternative Capital, LLC	Wilmington, United States	USD	81.6

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,079.6

100		Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100	[2]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100	[3]	Credit Suisse International	London, United Kingdom	USD	3,107.7

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	2,859.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	2,847.9

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

Significant subsidiaries (continued)
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million

100	DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100	J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100	Merban Equity AG	Zug, Switzerland	CHF	0.1

100	SPS Holding Corporation	Wilmington, United States	USD	0.1

100	Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99	PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

98	Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1

83	Asset Management Finance LLC	Wilmington, United States	USD	341.5

71	Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 98% of equity interest held by Credit Suisse AG.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2012

Credit Suisse Group AG

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) I Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) II Limited	St. Peter Port, Guernsey

100	[1]	Credit Suisse Group (Guernsey) IV Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

5	[2]	York Capital Management Global Advisors, LLC	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2012

	Credit Suisse AG

100	AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100	Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100	Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100	Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100	Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100	CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100	Column Financial, Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100	Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100	Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100	Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100	Credit Suisse (France)	Paris, France	EUR	52.9

100	Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100	Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100	Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	6,135.9

100	Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0

100	Credit Suisse (Poland) Sp. z o.o	Warsaw, Poland	PLN	20.0

100	Credit Suisse (Qatar) LLC	Doha, Qatar	USD	20.0

100	Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3

100	Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse Alternative Capital, LLC	Wilmington, United States	USD	81.6

100	Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100	Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

100	Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100	Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100	Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100	Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100	Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100	Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,079.6

100	Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0

100	Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100	Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100	Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100	[1]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	2,859.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	2,847.9

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

98		Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1

98	[2]	Credit Suisse International	London, United Kingdom	USD	3,107.7

83		Asset Management Finance LLC	Wilmington, United States	USD	341.5

71		Credit Suisse Saudi Arabia	Riyadh, Saudia Arabia	SAR	300.0

58	[3]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0

1 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 2 Remaining 2% held directly by Credit Suisse Group AG. 80% of voting rights and 98% of equity interest held by Credit Suisse AG. 3 42% of voting rights held directly by Credit Suisse Group AG.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2012

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

5	[1]	York Capital Management Global Advisors, LLC	New York, United States

1 The Bank holds a significant noncontrolling interest.

Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiary guarantee information
Condensed consolidating statements of operations
Condensed consolidating statements of operations
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,435	14,124		21,559	81		465		22,105

Interest expense	(4,431)	(10,311)		(14,742)	(79)		(134)		(14,955)

Net interest income	3,004	3,813		6,817	2		331		7,150

Commissions and fees	4,090	8,808		12,898	(12)		187		13,073

Trading revenues	1,555	(227)		1,328	1		(134)		1,195

Other revenues	891	1,599		2,490	1,319	[2]	(1,261)		2,548

Net revenues	9,540	13,993		23,533	1,310		(877)		23,966

Provision for credit losses	(5)	93		88	0		82		170

Compensation and benefits	3,676	8,770		12,446	56		28		12,530

General and administrative expenses	2,070	5,198		7,268	(101)		143		7,310

Commission expenses	256	1,502		1,758	1		16		1,775

Total other operating expenses	2,326	6,700		9,026	(100)		159		9,085

Total operating expenses	6,002	15,470		21,472	(44)		187		21,615

Income/(loss) from continuing operations before taxes	3,543	(1,570)		1,973	1,354		(1,146)		2,181

Income tax expense/(benefit)	1,321	(843)		478	5		13		496

Income/(loss) from continuing operations	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss)	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss) attributable to noncontrolling interests	281	(881)		(600)	0		936		336

Net income/(loss) attributable to shareholders	1,941	154		2,095	1,349		(2,095)		1,349

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,222	(727)		1,495	1,349	(1,159)		1,685

Gains/(losses) on cash flow hedges	0	7		7	30	0		37

Foreign currency translation	(559)	(674)		(1,233)	1	118		(1,114)

Unrealized gains/(losses) on securities	0	(43)		(43)	0	28		(15)

Actuarial gains/(losses)	20	38		58	0	(108)		(50)

Net prior service cost	(2)	1		(1)	0	249		248

Other comprehensive income/(loss), net of tax	(541)	(671)		(1,212)	31	287		(894)

Comprehensive income/(loss)	1,681	(1,398)		283	1,380	(872)		791

Comprehensive income/(loss) attributable to noncontrolling interests	186	(997)		(811)	0	1,022		211

Comprehensive income/(loss) attributable to shareholders	1,495	(401)		1,094	1,380	(1,894)		580

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,936		22,437	161		404		23,002

Interest expense	(4,670)	(11,753)		(16,423)	(153)		7		(16,569)

Net interest income	2,831	3,183		6,014	8		411		6,433

Commissions and fees	3,509	9,165		12,674	9		269		12,952

Trading revenues	(1,673)	6,413		4,740	1		279		5,020

Other revenues	1,267	492		1,759	1,888	[2]	(1,827)		1,820

Net revenues	5,934	19,253		25,187	1,906		(868)		26,225

Provision for credit losses	7	116		123	0		64		187

Compensation and benefits	3,736	9,452		13,188	80		(55)		13,213

General and administrative expenses	1,674	5,733		7,407	(135)		100		7,372

Commission expenses	267	1,701		1,968	1		23		1,992

Total other operating expenses	1,941	7,434		9,375	(134)		123		9,364

Total operating expenses	5,677	16,886		22,563	(54)		68		22,577

Income/(loss) from continuing operations before taxes	250	2,251		2,501	1,960		(1,000)		3,461

Income tax expense/(benefit)	(288)	747		459	7		205		671

Income/(loss) from continuing operations	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss)	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,337		1,141	1,953		(1,141)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	538	1,504		2,042	1,953	(1,205)		2,790

Gains/(losses) on cash flow hedges	0	(32)		(32)	(1)	0		(33)

Foreign currency translation	43	(336)		(293)	1	29		(263)

Unrealized gains/(losses) on securities	0	(3)		(3)	0	(15)		(18)

Actuarial gains/(losses)	(79)	221		142	0	(757)		(615)

Net prior service cost	0	(1)		(1)	0	396		395

Other comprehensive income/(loss), net of tax	(36)	(151)		(187)	0	(347)		(534)

Comprehensive income/(loss)	502	1,353		1,855	1,953	(1,552)		2,256

Comprehensive income/(loss) attributable to noncontrolling interests	771	169		940	0	(58)		882

Comprehensive income/(loss) attributable to shareholders	(269)	1,184		915	1,953	(1,494)		1,374

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	16,088		24,985	209		339		25,533

Interest expense	(5,454)	(13,341)		(18,795)	(203)		6		(18,992)

Net interest income	3,443	2,747		6,190	6		345		6,541

Commissions and fees	4,403	9,416		13,819	9		250		14,078

Trading revenues	667	8,547		9,214	0		124		9,338

Other revenues	1,081	229		1,310	4,982	[2]	(4,863)		1,429

Net revenues	9,594	20,939		30,533	4,997		(4,144)		31,386

Provision for credit losses	13	(134)		(121)	0		42		(79)

Compensation and benefits	4,177	10,524		14,701	90		(192)		14,599

General and administrative expenses	1,883	5,413		7,296	(196)		131		7,231

Commission expenses	307	1,814		2,121	3		24		2,148

Total other operating expenses	2,190	7,227		9,417	(193)		155		9,379

Total operating expenses	6,367	17,751		24,118	(103)		(37)		23,978

Income/(loss) from continuing operations before taxes	3,214	3,322		6,536	5,100		(4,149)		7,487

Income tax expense	952	355		1,307	2		239		1,548

Income/(loss) from continuing operations	2,262	2,967		5,229	5,098		(4,388)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,948		5,210	5,098		(4,388)		5,920

Net income attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,738		4,408	5,098		(4,408)		5,098

of which from continuing operations	1,670	2,757		4,427	5,098		(4,408)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2010	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,262	2,948		5,210	5,098	(4,388)		5,920

Gains/(losses) on cash flow hedges	0	22		22	(14)	0		8

Foreign currency translation	(2,673)	(934)		(3,607)	0	28		(3,579)

Unrealized gains/(losses) on securities	0	13		13	1	(7)		7

Actuarial gains/(losses)	(35)	(76)		(111)	0	(134)		(245)

Net prior service cost	(1)	0		(1)	0	14		13

Other comprehensive income/(loss), net of tax	(2,709)	(975)		(3,684)	(13)	(99)		(3,796)

Comprehensive income/(loss)	(447)	1,973		1,526	5,085	(4,487)		2,124

Comprehensive income/(loss) attributable to noncontrolling interests	(93)	(339)		(432)	0	510		78

Comprehensive income/(loss) attributable to shareholders	(354)	2,312		1,958	5,085	(4,997)		2,046

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets
end of 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,388	56,988		61,376	19	368		61,763

Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455

Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading assets	87,958	168,644		256,602	0	(203)		256,399

Investment securities	0	1,939		1,939	0	1,559		3,498

Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022

Net loans	22,945	204,553		227,498	4,459	10,266		242,223

Premises and equipment	1,062	4,354		5,416	0	202		5,618

Goodwill	581	6,929		7,510	0	879		8,389

Other intangible assets	77	166		243	0	0		243

Brokerage receivables	20,545	25,223		45,768	0	0		45,768

Other assets	15,469	57,313		72,782	173	(43)		72,912

Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280

Liabilities and equity (CHF million)

Due to banks	164	30,410		30,574	3,753	(3,313)		31,014

Customer deposits	1	297,689		297,690	0	10,622		308,312

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721

Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading liabilities	23,332	67,759		91,091	0	(275)		90,816

Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641

Long-term debt	35,485	111,512		146,997	437	700		148,134

Brokerage payables	44,400	20,276		64,676	0	0		64,676

Other liabilities	12,008	45,359		57,367	51	219		57,637

Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996

Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498

Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786

Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)
end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(5,118)	(6,871)		(11,989)	357	[2]	(1,042)		(12,674)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(2)	317		315	0		(131)		184

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,125	21,808		46,933	0		19		46,952

Purchase of investment securities	0	(276)		(276)	0		(204)		(480)

Proceeds from sale of investment securities	0	936		936	0		0		936

Maturities of investment securities	0	1,442		1,442	0		184		1,626

Investments in subsidiaries and other investments	78	(2,025)		(1,947)	(3,584)		3,492		(2,039)

Proceeds from sale of other investments	1,903	1,015		2,918	110		76		3,104

(Increase)/decrease in loans	1,075	(11,189)		(10,114)	1,154		(1,925)		(10,885)

Proceeds from sale of loans	0	1,090		1,090	0		0		1,090

Capital expenditures for premises and equipment and other intangible assets	(364)	(863)		(1,227)	0		(15)		(1,242)

Proceeds from sale of premises and equipment and other intangible assets	16	10		26	0		0		26

Other, net	235	3,441		3,676	28		(21)		3,683

Net cash provided by/(used in) investing activities of continuing operations	28,066	15,706		43,772	(2,292)		1,475		42,955

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	78	(15,020)		(14,942)	(1,015)		2,902		(13,055)

Increase/(decrease) in short-term borrowings	4,114	(15,757)		(11,643)	0		3,803		(7,840)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,402)	(19,556)		(39,958)	0		0		(39,958)

Issuances of long-term debt	879	36,338		37,217	10		1,178		38,405

Repayments of long-term debt	(5,094)	(49,371)		(54,465)	(1,149)		(322)		(55,936)

Issuances of common shares	0	0		0	1,930		0		1,930

Sale of treasury shares	0	0		0	367		7,988		8,355

Repurchase of treasury shares	0	0		0	(495)		(8,364)		(8,859)

Dividends paid/capital repayments	0	(321)		(321)	(944)		(31)		(1,296)

Excess tax benefits on share based awards	0	42		42	0		(42)		0

Other, net	(1,715)	5,318		3,603	3,180		(6,389)		394

Net cash provided by/(used in) financing activities of continuing operations	(22,140)	(58,327)		(80,467)	1,884		723		(77,860)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(118)	(1,046)		(1,164)	57		(124)		(1,231)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	690	(50,538)		(49,848)	6		1,032		(48,810)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,388	56,988		61,376	19		368		61,763

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,994		37,103	431	[2]	1,096		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,019)		(1,020)	0		288		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	4,996		(14,681)	0		(540)		(15,221)

Purchase of investment securities	0	(1,232)		(1,232)	0		(310)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	2,294		2,294	0		168		2,462

Investments in subsidiaries and other investments	10	(1,420)		(1,410)	(101)		(271)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(21,144)		(14,818)	547		(2,971)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,250)		(1,727)	0		(12)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	186		189	0		33		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,716)		(23,263)	455		(3,164)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,651		27,624	(1,514)		1,825		27,935

Increase/(decrease) in short-term borrowings	(21,783)	25,881		4,098	0		0		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	30,255		33,650	10		574		34,234

Repayments of long-term debt	(9,974)	(26,617)		(36,591)	(489)		(47)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(481)		(481)	(1,560)		93		(1,948)

Other, net	(3,897)	1,118		(2,779)	617		(346)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,636		32,704	(1,458)		1,810		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(627)		(692)	567		(508)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	47,312		45,877	(5)		(766)		45,106

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	3,698	107,526		111,224	13		(664)		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 162 million and CHF 188 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(19,998)		6,917	3,577	[2]	(2,266)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(6,727)		(1,760)	0		1,662		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(17,556)		(27,541)	0		23		(27,518)

Purchase of investment securities	0	(2,580)		(2,580)	0		(172)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	3,555		3,555	29		164		3,748

Investments in subsidiaries and other investments	(263)	(1,103)		(1,366)	(68)		(240)		(1,674)

Proceeds from sale of other investments	847	1,308		2,155	5		307		2,467

(Increase)/decrease in loans	98	6,026		6,124	715		(2,869)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,170)		(1,680)	0		(9)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	146		214	0		61		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(16,279)		(21,057)	681		(1,073)		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,475		27,463	(1,767)		695		26,391

Increase/(decrease) in short-term borrowings	5,953	4,981		10,934	0		0		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,061		(7,097)	0		0		(7,097)

Issuances of long-term debt	497	55,734		56,231	0		1,679		57,910

Repayments of long-term debt	(6,343)	(43,008)		(49,351)	(465)		(1,574)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,589)		(3,589)	(2,378)		3,167		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(494)		(3,344)	2,395		1,502		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	52,316		33,881	(4,247)		3,394		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,905)		(6,463)	(4)		312		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	10,092		13,236	7		367		13,610

Cash and due from banks at beginning of period	1,989	50,122		52,111	11		(265)		51,857

Cash and due from banks at end of period	5,133	60,214		65,347	18		102		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 3,063 million and CHF 269 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2012 year month day
Accounting Policies [Line Items]
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months)	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months)	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years)	40
Real estate held for investment purposes, useful life, high end of range (in years)	67
Number of loan portfolio segments	2
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Bank
Accounting Policies [Line Items]
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%

Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment disclosures
Useful life	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Premises | Minimum
Premises and equipment disclosures
Useful life	40 years 0 months 0 days
Premises | Maximum
Premises and equipment disclosures
Useful life	67 years 0 months 0 days
Rented premises improvements | Maximum
Premises and equipment disclosures
Useful life	10 years 0 months 0 days
Other tangible fixed assets | Minimum
Premises and equipment disclosures
Useful life	3 years 0 months 0 days
Other tangible fixed assets | Maximum
Premises and equipment disclosures
Useful life	10 years 0 months 0 days
Capitalized software | Maximum
Premises and equipment disclosures
Useful life	3 years 0 months 0 days
Bank
Premises and equipment disclosures
Useful life	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days

Business developments (Details) In Millions, unless otherwise specified	Mar. 24, 2011 Neue Aargauer Bank AG	Dec. 31, 2010 York Capital Management USD ($)	Dec. 31, 2010 York Capital Management CHF
Business Acquisition
Cash paid for the interests acquired by the Group		$ 425	419
Period of financial performance for earn-out payment (in years)		5	5
Percentage of interests acquired by the Group	100.00%

Business developments (Details 2) (CHF)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event NCFE-related litigation	Jul. 31, 2012 Aberdeen Asset Management PLC	Dec. 31, 2012 ETF business	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	0	0	(19,000,000)				0	0	(19,000,000)
Other investments	749,000,000	457,000,000	170,000,000		384,000,000		752,000,000	330,000,000	120,000,000
Other revenues	2,548,000,000	1,820,000,000	1,429,000,000				2,490,000,000	1,759,000,000	1,310,000,000
Assets under management relating to business held for sale						16,100,000,000
Increases in litigation accruals				227,000,000
After-tax impact to net income				134,000,000

Business developments (Details 3) In Millions, unless otherwise specified	Jul. 18, 2012 Crescent Holding GmbH	Apr. 21, 2011 Qatar Holding LLC
Related party disclosures
Shares held by related party	78.4	73.2
Portion of registered Group shares held by related party (as a percent)	6.10%	6.20%

Business developments (Details 4) (CHF) Share data in Millions, unless otherwise specified	Mar. 29, 2013	Jul. 31, 2012
Buffer Capital Notes (BCN)
Capital Developments
Value of hybrid tier 1 instruments to be converted		1,700,000,000
Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Securities with preferential subscription rights exercised by shareholders		1,800,000,000
Securities purchased by strategic and institutional investors		2,000,000,000
Number of convertible shares	233.5
Securities without preferential subscription rights purchased by strategic investors		2,000,000,000
Value of investor securities issued to raise capital		3,800,000,000
Conversion price of financial securities	16.29

Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale				114
Income/(loss) from discontinued operations (CHF million)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Non-controlling Interest	0	0	(19)	(19)	0	0	(19)

Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenues	23,966	26,225	31,386
Income from continuing operations before taxes	2,181	3,461	7,487
Number of segments	2
Switzerland
Segment Reporting Information
Net revenues	8,818	8,584	9,185
Income from continuing operations before taxes	1,680	455	1,734
EMEA
Segment Reporting Information
Net revenues	3,297	6,490	7,411
Income from continuing operations before taxes	(1,635)	1,313	1,519
Americas
Segment Reporting Information
Net revenues	10,015	9,417	12,844
Income from continuing operations before taxes	2,960	2,613	5,036
Asia Pacific
Segment Reporting Information
Net revenues	1,836	1,734	1,946
Income from continuing operations before taxes	(824)	(920)	(802)
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,541	13,447	14,580
Income from continuing operations before taxes	3,775	2,961	4,142
Investment Banking
Segment Reporting Information
Net revenues	12,558	10,460	15,873
Income from continuing operations before taxes	2,002	(593)	3,594
Corporate Center
Segment Reporting Information
Net revenues	(2,493)	1,522	172
Income from continuing operations before taxes	(3,898)	381	(936)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	360	796	761
Income from continuing operations before taxes	302	712	687
Bank
Segment Reporting Information
Net revenues	23,533	25,187	30,533
Net revenues of non-consolidated affiliate entities	684	707	711
Income from continuing operations before taxes	1,973	2,501	6,536
Income from continuing operatings before taxes of non-consolidated affiliate entities	237	259	277
Bank | Switzerland
Segment Reporting Information
Net revenues	8,017	7,792	8,533
Income from continuing operations before taxes	1,170	(176)	1,117
Bank | EMEA
Segment Reporting Information
Net revenues	3,498	6,450	7,367
Income from continuing operations before taxes	(1,428)	1,275	1,452
Bank | Americas
Segment Reporting Information
Net revenues	10,194	9,246	12,718
Income from continuing operations before taxes	3,068	2,357	4,806
Bank | Asia Pacific
Segment Reporting Information
Net revenues	1,824	1,699	1,915
Income from continuing operations before taxes	(837)	(955)	(839)
Bank | Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,541	13,447	14,580
Income from continuing operations before taxes	3,775	2,961	4,142
Bank | Investment Banking
Segment Reporting Information
Net revenues	12,558	10,460	15,873
Income from continuing operations before taxes	2,002	(593)	3,594
Bank | Adjustments
Segment Reporting Information
Net revenues	(2,566)	1,280	80
Income from continuing operations before taxes	(3,804)	133	(1,200)
Bank | of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	365	900	775
Bank | of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operations before taxes	307	816	702

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	924,280	1,049,165
Switzerland
Segment Reporting Information
Total assets	199,595	214,552
EMEA
Segment Reporting Information
Total assets	222,483	277,783
Americas
Segment Reporting Information
Total assets	421,418	469,294
Asia Pacific
Segment Reporting Information
Total assets	80,784	87,536
Private Banking & Wealth Management
Segment Reporting Information
Total assets	407,329	392,201
Investment Banking
Segment Reporting Information
Total assets	658,622	790,167
Corporate Center
Segment Reporting Information
Total assets	(145,777)	(137,952)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,106	4,749
Bank
Segment Reporting Information
Total assets	908,160	1,034,787
Total assets of non-consolidated affiliate entities	25.8	24.9
Bank | Switzerland
Segment Reporting Information
Total assets	183,735	201,360
Bank | EMEA
Segment Reporting Information
Total assets	221,476	276,674
Bank | Americas
Segment Reporting Information
Total assets	422,181	469,191
Bank | Asia Pacific
Segment Reporting Information
Total assets	80,768	87,562
Bank | Private Banking & Wealth Management
Segment Reporting Information
Total assets	407,329	392,201
Bank | Investment Banking
Segment Reporting Information
Total assets	658,622	790,167
Bank | Adjustments
Segment Reporting Information
Total assets	(157,791)	(147,581)

Net interest income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income
Loans	4,876	4,889	5,268
Investment securities	64	97	95
Trading assets	11,945	11,695	14,056
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,666
Other	2,280	3,056	3,448
Interest and dividend income	22,105	23,002	25,533
Deposits	(1,353)	(1,694)	(1,601)
Short-term borrowings	(184)	(69)	(63)
Trading liabilities	(6,833)	(7,125)	(9,011)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,677)	(1,621)	(1,637)
Long-term debt	(4,632)	(5,659)	(6,333)
Other	(276)	(401)	(347)
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Bank
Net interest income
Loans	4,333	4,333	4,715
Investment securities	52	74	68
Trading assets	11,949	11,700	14,073
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,667
Other	2,285	3,065	3,462
Interest and dividend income	21,559	22,437	24,985
Deposits	(1,332)	(1,669)	(1,573)
Short-term borrowings	(71)	(69)	(63)
Trading liabilities	(6,833)	(7,125)	(9,017)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,676)	(1,621)	(1,637)
Long-term debt	(4,554)	(5,537)	(6,161)
Other	(276)	(402)	(344)
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions and fees
Commissions and fees	13,073	12,952	14,078
Lending business
Commissions and fees
Commissions and fees	1,513	1,296	1,455
Investment and portfolio management
Commissions and fees
Commissions and fees	4,039	4,070	4,316
Other securities business
Commissions and fees
Commissions and fees	99	90	75
Fiduciary business
Commissions and fees
Commissions and fees	4,138	4,160	4,391
Underwriting
Commissions and fees
Commissions and fees	1,561	1,479	2,125
Brokerage
Commissions and fees
Commissions and fees	3,695	4,066	3,953
Underwriting and brokerage
Commissions and fees
Commissions and fees	5,256	5,545	6,078
Other services
Commissions and fees
Commissions and fees	2,166	1,951	2,154
Bank
Commissions and fees
Commissions and fees	12,898	12,674	13,819
Bank | Lending business
Commissions and fees
Commissions and fees	1,474	1,247	1,408
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees	3,949	3,955	4,210
Bank | Other securities business
Commissions and fees
Commissions and fees	126	38	19
Bank | Fiduciary business
Commissions and fees
Commissions and fees	4,075	3,993	4,229
Bank | Underwriting
Commissions and fees
Commissions and fees	1,561	1,479	2,125
Bank | Brokerage
Commissions and fees
Commissions and fees	3,663	4,027	3,937
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees	5,224	5,506	6,062
Bank | Other services
Commissions and fees
Commissions and fees	2,125	1,928	2,120

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading revenues
Trading revenues	1,195	5,020	9,338
Interest rate products
Trading revenues
Trading revenues	2,707	6,794	5,866
Foreign exchange products
Trading revenues
Trading revenues	559	(4,433)	2,258
Equity/index-related products
Trading revenues
Trading revenues	139	1,644	2,211
Credit products
Trading revenues
Trading revenues	(3,306)	522	(1,644)
Commodity, emission and energy products
Trading revenues
Trading revenues	198	361	323
Other products
Trading revenues
Trading revenues	898	132	324
Bank
Trading revenues
Trading revenues	1,328	4,740	9,214
Bank | Interest rate products
Trading revenues
Trading revenues	2,868	6,578	5,673
Bank | Foreign exchange products
Trading revenues
Trading revenues	560	(4,456)	2,232
Bank | Equity/index-related products
Trading revenues
Trading revenues	111	1,604	2,306
Bank | Credit products
Trading revenues
Trading revenues	(3,306)	522	(1,644)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	198	361	323
Bank | Other products
Trading revenues
Trading revenues	897	131	324

Other revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Revenues
Noncontrolling interests without SEI	336	701	737
Loans held-for-sale	(37)	(4)	(84)
Long-lived assets held-for-sale	458	(40)	(176)
Equity method investments	150	141	209
Other investments	749	457	170
Other	892	565	573
Other revenues	2,548	1,820	1,429
Bank
Other Revenues
Noncontrolling interests without SEI	333	794	723
Loans held-for-sale	(37)	(4)	(84)
Long-lived assets held-for-sale	456	(43)	(182)
Equity method investments	136	137	193
Other investments	752	330	120
Other	850	545	540
Other revenues	2,490	1,759	1,310

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for credit losses
Provision for loan losses	159	141
Release of provision for loan and lease losses			93
Provision for lending-related and other exposures	11	46	14
Provision for credit losses	170	187	(79)
Bank
Provision for credit losses
Provision for loan losses	77	78	(136)
Provision for lending-related and other exposures	11	45	15
Provision for credit losses	88	123	(121)

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and benefits
Salaries and variable compensation	10,924	11,474	12,481
Social security	769	865	928
Other	837	874	1,190
Compensation and benefits	12,530	13,213	14,599
Pension and other post-retirement expense	532	610	483
UK levy on variable compensation			404
Severance and other compensation expense related to headcount reductions	456	715
Plus Bond awards
Compensation and benefits
Total value of awards granted	187
Bank
Compensation and benefits
Salaries and variable compensation	10,647	11,159	12,156
Social security	751	842	903
Other	1,048	1,187	1,642
Compensation and benefits	12,446	13,188	14,701
Pension and other post-retirement expense	747	926	939
UK levy on variable compensation	0		404
Severance and other compensation expense related to headcount reductions	427	576

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and Administrative Expenses (CHF million)
Occupancy expenses	1,230	1,132	1,191
IT, machinery, etc.	1,472	1,452	1,348
Provisions and losses	694	704	533
Travel and entertainment	396	443	473
Professional services	1,932	2,074	2,176
Amortization and impairment of other intangible assets	36	30	35
Other	1,550	1,537	1,475
General and administrative expenses	7,310	7,372	7,231
Bank
General and Administrative Expenses (CHF million)
Occupancy expenses	1,201	1,104	1,163
IT, machinery, etc.	1,459	1,437	1,333
Provisions and losses	682	707	495
Travel and entertainment	382	427	456
Professional services	1,881	2,030	2,131
Amortization and impairment of other intangible assets	28	30	34
Other	1,635	1,672	1,684
General and administrative expenses	7,268	7,407	7,296

Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,349	1,953	5,117
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income attributable to shareholders	1,349	1,953	5,098
Preferred securities dividends	(231)	(216)	(162)
Net income attributable to shareholders for basic earnings per share	1,118	1,737	4,936
Available for common shares	1,044	1,640	4,670
Available for unvested share-based payment awards	66	97	266
Available for mandatory convertible securities	8
Income impact of assumed conversion on contracts that may be settled in shares or cash	0
Net income/(loss) attributable to shareholders for diluted earnings per share	1,118	1,737	4,936
Available for common shares	1,044	1,640	4,671
Available for unvested share-based payment awards	66	97	265
Available for mandatory convertible securities	8
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,279.6	1,198.5	1,194.8
Dilutive contracts that may be settled in shares or cash (in shares)	0
Dilutive share options and warrants (in shares)	4.9	2.9	5.9
Dilutive share awards (in shares)	1.8	5.3	0.4
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,286.3	1,206.7	1,201.1
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	97.3	72.6	67.4
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	97.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share from continuing operations (in CHF per share)	0.82	1.37	3.93
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0	0	(0.02)
Basic earnings per share (in CHF per share)	0.82	1.37	3.91
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	0.81	1.36	3.91
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0	0	(0.02)
Diluted earnings per share (in CHF per share)	0.81	1.36	3.89
Weighted-average potential dilutive common shares	50.3	37.3	50.2
Bank
Net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	2,095	1,141	4,427
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income attributable to shareholders	2,095	1,141	4,408

Securities borrowed, lent and subject to repurchase agreements (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	121,242	172,184
Deposits paid for securities borrowed	62,213	64,779
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	183,455	236,963
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220
Deposits received for securities lent	12,557	15,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	132,721	176,559
Bank
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	121,234	172,156
Deposits paid for securities borrowed	62,212	64,779
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	183,446	236,935
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	120,164	161,220
Deposits received for securities lent	12,557	15,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	132,721	176,559

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Assets and Liabilities
Trading assets	256,399	279,553
Trading liabilities	90,816	127,760
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	135,871	145,035
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	74,895	66,904
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	33,208	52,548
Trading liabilities	39,513	60,121
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	12,425	15,066
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	51,303	67,639
Bank
Schedule of Trading Assets and Liabilities
Trading assets	256,602	279,748
Trading liabilities	91,091	127,809
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	135,814	144,961
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	74,945	66,986
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	33,416	52,735
Trading liabilities	39,590	60,170
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	12,427	15,066
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	51,501	67,639

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash collateral - netted
Cash collateral paid	36,662	37,639
Cash collateral received	33,373	36,474
Cash collateral - not netted
Cash collateral paid	10,904	15,809
Cash collateral received	12,224	11,934
Bank
Cash collateral - netted
Cash collateral paid	36,715	37,883
Cash collateral received	33,274	36,326
Cash collateral - not netted
Cash collateral paid	10,904	15,812
Cash collateral received	12,224	11,933

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities disclosures
Debt securities held-to-maturity	0	2
Securities available-for-sale	3,498	5,158
Total investment securities	3,498	5,160
Bank
Investment securities disclosures
Debt securities held-to-maturity	0	2
Securities available-for-sale	1,939	3,650
Total investment securities	1,939	3,652

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized cost	0	2
Available-for-sale securities
Amortized cost	3,327	4,979
Gross unrealized gains	171	196
Gross unrealized losses	0	17
Fair value	3,498	5,158
Debt securities
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	3,246	4,897
Gross unrealized gains	157	186
Gross unrealized losses	0	17
Fair value	3,403	5,066
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	452	321
Gross unrealized gains	31	27
Gross unrealized losses	0	0
Fair value	483	348
Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,523	3,211
Gross unrealized gains	82	121
Gross unrealized losses	0	12
Fair value	1,605	3,320
Corporate debt securities
Available-for-sale securities
Amortized cost	823	778
Gross unrealized gains	22	18
Gross unrealized losses	0	5
Fair value	845	791
Collateralized debt obligations
Available-for-sale securities
Amortized cost	448	587
Gross unrealized gains	22	20
Gross unrealized losses	0	0
Fair value	470	607
Equity securities
Available-for-sale securities
Amortized cost	81	82
Gross unrealized gains	14	10
Gross unrealized losses	0	0
Fair value	95	92
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	73	67
Gross unrealized gains	14	9
Gross unrealized losses	0	0
Fair value	87	76
Industry and all other
Available-for-sale securities
Amortized cost	8	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	8	16
Bank
Held-to-maturity securities
Amortized cost	0	2
Available-for-sale securities
Amortized cost	1,857	3,528
Gross unrealized gains	82	123
Gross unrealized losses	0	1
Fair value	1,939	3,650
Bank | Debt securities
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,776	3,445
Gross unrealized gains	68	114
Gross unrealized losses	0	1
Fair value	1,844	3,558
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost		1
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		1
Bank | Debt securities issued by foreign governments
Held-to-maturity securities
Amortized cost		2
Gross unrealized gains		0
Gross unrealized losses		0
Fair value		2
Available-for-sale securities
Amortized cost	1,288	2,916
Gross unrealized gains	67	113
Gross unrealized losses	0	1
Fair value	1,355	3,028
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost	465	352
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Fair value	465	352
Bank | Collateralized debt obligations
Available-for-sale securities
Amortized cost	23	176
Gross unrealized gains	1	1
Gross unrealized losses	0	0
Fair value	24	177
Bank | Equity securities
Available-for-sale securities
Amortized cost	81	83
Gross unrealized gains	14	9
Gross unrealized losses	0	0
Fair value	95	92
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	73	68
Gross unrealized gains	14	8
Gross unrealized losses	0	0
Fair value	87	76
Bank | Industry and all other
Available-for-sale securities
Amortized cost	8	15
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair value	8	16

Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	181
Gross unrealized losses, less than 12 months	4
Fair value, 12 months or more	57
Gross unrealized losses, 12 months or more	13
Fair value, total	238
Gross unrealized losses, total	17
Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	100
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	40
Gross unrealized losses, 12 months or more	10
Fair value, total	140
Gross unrealized losses, total	12
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	81
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	17
Gross unrealized losses, 12 months or more	3
Fair value, total	98
Gross unrealized losses, total	5
Bank | Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	8
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	8
Gross unrealized losses, total	1
Bank | Debt securities issued by foreign governments
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	8
Gross unrealized losses, less than 12 months	1
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	8
Gross unrealized losses, total	1

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	294	2,117	985
Realized gains	14	40	5
Realized losses	(2)	(22)	(11)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	642	1	3
Realized gains	294	0	0
Realized losses	0	0	0
Bank | Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	294	2,117	984
Realized gains	14	40	5
Realized losses	(2)	(22)	(11)
Bank | Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	642	1	3
Realized gains	294	0	0
Realized losses	0	0	0

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,109
Due from 1 to 5 years, amortized cost	1,452
Due from 5 to 10 years, amortized cost	501
Due after 10 years, amortized cost	184
Total, amortized cost	3,246
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,121
Due from 1 to 5 years, fair value	1,544
Due from 5 to 10 years, fair value	538
Due after 10 years, fair value	200
Total, fair value	3,403
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.54%
Due from 1 to 5 years, average yield (as a percent)	2.98%
Due from 5 to 10 years, average yield (as a percent)	1.62%
Due after 10 years, average yield (as a percent)	2.26%
Total, average yield (as a percent)	2.58%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	948
Due from 1 to 5 years, amortized cost	703
Due from 5 to 10 years, amortized cost	87
Due after 10 years, amortized cost	38
Total, amortized cost	1,776
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	958
Due from 1 to 5 years, fair value	754
Due from 5 to 10 years, fair value	87
Due after 10 years, fair value	45
Total, fair value	1,844
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.53%
Due from 1 to 5 years, average yield (as a percent)	3.76%
Due from 5 to 10 years, average yield (as a percent)	0.00%
Due after 10 years, average yield (as a percent)	5.32%
Total, average yield (as a percent)	2.97%

Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other investments
Other investments	12,022	13,226
Equity method investments
Other investments
Other investments	2,167	2,542
Non-marketable equity securities
Other investments
Other investments	7,296	7,879
Real estate held for investment
Other investments
Other investments	687	783
Accumulated depreciation, real estate held for investment	330	327	321
Impairment charges	13	3
Life finance instruments
Other investments
Other investments	1,872	2,022
Bank
Other investments
Other investments	11,816	12,915
Bank | Equity method investments
Other investments
Other investments	2,147	2,508
Bank | Non-marketable equity securities
Other investments
Other investments	7,156	7,654
Bank | Real estate held for investment
Other investments
Other investments	641	731
Accumulated depreciation, real estate held for investment	280	278	273
Impairment charges	13	3
Bank | Life finance instruments
Other investments
Other investments	1,872	2,022

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	243,204	234,357
of which held at amortized cost	223,204	213,663	201,339
of which held at fair value	20,000	20,694
Net (unearned income)/deferred expenses	(59)	(34)
allowance for loan losses	(922)	(910)	(1,017)	(1,395)
Net loans	242,223	233,413
Impaired loan portfolio
Non-performing loans	859	758
Non-interest-earning loans	313	262
Total non-performing and non-interest-earning loans	1,172	1,020
Restructured loans	30	18
Potential problem loans	527	680
Total other impaired loans	557	698
Gross impaired loans	1,729	1,718
Troubled debt restructurings/TDR: duration of rolling period ending as of the end of the reporting period	1 year 0 months 0 days
Switzerland
Loans
Gross loans	151,226	146,737
Foreign
Loans
Gross loans	91,978	87,620
Consumer
Loans
Gross loans	126,136	121,411
of which held at amortized cost	126,124	121,401	114,879
allowance for loan losses	(288)	(289)	(279)
Impaired loan portfolio
Non-performing loans	487	465
Non-interest-earning loans	100	55
Total non-performing and non-interest-earning loans	587	520
Restructured loans	0	1
Potential problem loans	74	144
Total other impaired loans	74	145
Gross impaired loans	661	665
Mortgages
Loans
Gross loans	91,872	88,255
of which held at amortized cost	91,872	88,255
Impaired loan portfolio
Non-performing loans	154	176
Non-interest-earning loans	16	14
Total non-performing and non-interest-earning loans	170	190
Restructured loans	0	1
Potential problem loans	69	73
Total other impaired loans	69	74
Gross impaired loans	239	264
Loans collateralized by securities
Loans
Gross loans	27,363	26,461
of which held at amortized cost	27,363	26,461
Impaired loan portfolio
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Consumer finance
Loans
Gross loans	6,901	6,695
of which held at amortized cost	6,889	6,685
Impaired loan portfolio
Non-performing loans	315	262
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	325	290
Restructured loans	0	0
Potential problem loans	2	25
Total other impaired loans	2	25
Gross impaired loans	327	315
Corporate and institutional
Loans
Gross loans	117,068	112,946
of which held at amortized cost	97,080	92,262	86,460
allowance for loan losses	(634)	(621)	(738)
Impaired loan portfolio
Non-performing loans	372	293
Non-interest-earning loans	213	207
Total non-performing and non-interest-earning loans	585	500
Restructured loans	30	17
Potential problem loans	453	536
Total other impaired loans	483	553
Gross impaired loans	1,068	1,053
Real estate.
Loans
Gross loans	26,725	25,185
of which held at amortized cost	26,380	24,914
Impaired loan portfolio
Non-performing loans	46	29
Non-interest-earning loans	5	7
Total non-performing and non-interest-earning loans	51	36
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	66	60
Commercial and industrial loans
Loans
Gross loans	62,709	59,998
of which held at amortized cost	51,740	47,848
Impaired loan portfolio
Non-performing loans	268	215
Non-interest-earning loans	170	129
Total non-performing and non-interest-earning loans	438	344
Restructured loans	30	17
Potential problem loans	373	454
Total other impaired loans	403	471
Gross impaired loans	841	815
Financial institutions
Loans
Gross loans	24,905	25,373
of which held at amortized cost	17,441	17,714
Impaired loan portfolio
Non-performing loans	58	49
Non-interest-earning loans	38	65
Total non-performing and non-interest-earning loans	96	114
Restructured loans	0	0
Potential problem loans	65	58
Total other impaired loans	65	58
Gross impaired loans	161	172
Governments and public institutions
Loans
Gross loans	2,729	2,390
of which held at amortized cost	1,519	1,786
Impaired loan portfolio
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6
Bank
Loans
Gross loans	228,340	220,254
of which held at amortized cost	208,340	199,561	189,618
of which held at fair value	20,000	20,693
Net (unearned income)/deferred expenses	(121)	(98)
allowance for loan losses	(721)	(722)	(832)	(1,204)
Net loans	227,498	219,434
Impaired loan portfolio
Non-performing loans	637	520
Non-interest-earning loans	281	220
Total non-performing and non-interest-earning loans	918	740
Restructured loans	30	13
Potential problem loans	450	619
Total other impaired loans	480	632
Gross impaired loans	1,398	1,372
Troubled debt restructurings/TDR: duration of rolling period ending as of the end of the reporting period	1 year 0 months 0 days
Bank | Switzerland
Loans
Gross loans	135,439	132,477
Bank | Foreign
Loans
Gross loans	92,901	87,777
Bank | Consumer
Loans
Gross loans	109,507	105,570
of which held at amortized cost	109,495	105,561	99,581
allowance for loan losses	(143)	(159)	(157)
Impaired loan portfolio
Non-performing loans	286	266
Non-interest-earning loans	93	46
Total non-performing and non-interest-earning loans	379	312
Restructured loans	0	0
Potential problem loans	43	113
Total other impaired loans	43	113
Gross impaired loans	422	425
Bank | Mortgages
Loans
Gross loans	78,328	75,461
of which held at amortized cost	78,328	75,461
Impaired loan portfolio
Non-performing loans	125	126
Non-interest-earning loans	9	5
Total non-performing and non-interest-earning loans	134	131
Restructured loans	0	0
Potential problem loans	39	43
Total other impaired loans	39	43
Gross impaired loans	173	174
Bank | Loans collateralized by securities
Loans
Gross loans	27,248	26,350
of which held at amortized cost	27,248	26,350
Impaired loan portfolio
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Bank | Consumer finance
Loans
Gross loans	3,931	3,759
of which held at amortized cost	3,919	3,750
Impaired loan portfolio
Non-performing loans	143	113
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	153	141
Restructured loans	0	0
Potential problem loans	1	24
Total other impaired loans	1	24
Gross impaired loans	154	165
Bank | Corporate and institutional
Loans
Gross loans	118,833	114,684
of which held at amortized cost	98,845	94,000	90,037
allowance for loan losses	(578)	(563)	(675)
Impaired loan portfolio
Non-performing loans	351	254
Non-interest-earning loans	188	174
Total non-performing and non-interest-earning loans	539	428
Restructured loans	30	13
Potential problem loans	407	506
Total other impaired loans	437	519
Gross impaired loans	976	947
Bank | Real estate.
Loans
Gross loans	24,133	22,397
of which held at amortized cost	23,789	22,125
Impaired loan portfolio
Non-performing loans	42	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	46	17
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	61	41
Bank | Commercial and industrial loans
Loans
Gross loans	59,518	56,984
of which held at amortized cost	48,549	44,834
Impaired loan portfolio
Non-performing loans	251	194
Non-interest-earning loans	146	110
Total non-performing and non-interest-earning loans	397	304
Restructured loans	30	13
Potential problem loans	327	425
Total other impaired loans	357	438
Gross impaired loans	754	742
Bank | Financial institutions
Loans
Gross loans	32,627	33,058
of which held at amortized cost	25,162	25,400
Impaired loan portfolio
Non-performing loans	58	49
Non-interest-earning loans	38	52
Total non-performing and non-interest-earning loans	96	101
Restructured loans	0	0
Potential problem loans	65	57
Total other impaired loans	65	57
Gross impaired loans	161	158
Bank | Governments and public institutions
Loans
Gross loans	2,555	2,245
of which held at amortized cost	1,345	1,641
Impaired loan portfolio
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 day year	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Balance at beginning of period	910	1,017	1,395
Change in scope of consolidation	(18)	0	0
Net movements recognized in statements of operations	159	141	(93)
Gross write-offs	(201)	(299)	(294)
Recoveries	44	41	63
Net write-offs	(157)	(258)	(231)
Provisions for interest	29	14	2
Foreign currency translation impact and other adjustments, net	(1)	(4)	(56)
Balance at end of period	922	910	1,017
Allowance for loan losses
Balance at end of period	922	910	1,017
of which individually evaluated for impairment	696	650	749
of which collectively evaluated for impairment	226	260	268
Gross loans held at amortized cost
Balance at end of period	223,204	213,663	201,339
of which individually evaluated for impairment	1,729	1,718	1,863
of which collectively evaluated for impairment	221,475	211,945	199,476
Loans held at amortized cost
Purchases	4,953	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses
Balance at beginning of period	289	279
Change in scope of consolidation	(18)	0
Net movements recognized in statements of operations	95	87
Gross write-offs	(105)	(124)
Recoveries	22	39
Net write-offs	(83)	(85)
Provisions for interest	8	2
Foreign currency translation impact and other adjustments, net	(3)	6
Balance at end of period	288	289
Allowance for loan losses
Balance at end of period	288	289
of which individually evaluated for impairment	239	222	210
of which collectively evaluated for impairment	49	67	69
Gross loans held at amortized cost
Balance at end of period	126,124	121,401	114,879
of which individually evaluated for impairment	661	665	680
of which collectively evaluated for impairment	125,463	120,736	114,199
Loans held at amortized cost
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	621	738
Change in scope of consolidation	0	0
Net movements recognized in statements of operations	64	54
Gross write-offs	(96)	(175)
Recoveries	22	2
Net write-offs	(74)	(173)
Provisions for interest	21	12
Foreign currency translation impact and other adjustments, net	2	(10)
Balance at end of period	634	621
Allowance for loan losses
Balance at end of period	634	621
of which individually evaluated for impairment	457	428	539
of which collectively evaluated for impairment	177	193	199
Gross loans held at amortized cost
Balance at end of period	97,080	92,262	86,460
of which individually evaluated for impairment	1,068	1,053	1,183
of which collectively evaluated for impairment	96,012	91,209	85,277
Loans held at amortized cost
Purchases	4,605	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Bank
Allowance for loan losses
Balance at beginning of period	722	832	1,204
Change in scope of consolidation	(18)	0	0
Net movements recognized in statements of operations	77	78	(138)
Gross write-offs	(122)	(233)	(239)
Recoveries	39	37	57
Net write-offs	(83)	(196)	(182)
Provisions for interest	24	11	1
Foreign currency translation impact and other adjustments, net	(1)	(3)	(53)
Balance at end of period	721	722	832
Allowance for loan losses
Balance at end of period	721	722	832
of which individually evaluated for impairment	532	517	618
of which collectively evaluated for impairment	189	205	214
Gross loans held at amortized cost
Balance at end of period	208,340	199,561	189,618
of which individually evaluated for impairment	1,398	1,372	1,507
of which collectively evaluated for impairment	206,942	198,189	188,111
Loans held at amortized cost
Purchases	4,953	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	159	157
Change in scope of consolidation	(18)	0
Net movements recognized in statements of operations	26	21
Gross write-offs	(42)	(58)
Recoveries	19	33
Net write-offs	(23)	(25)
Provisions for interest	4	0
Foreign currency translation impact and other adjustments, net	(5)	6
Balance at end of period	143	159
Allowance for loan losses
Balance at end of period	143	159
of which individually evaluated for impairment	116	130	124
of which collectively evaluated for impairment	27	29	33
Gross loans held at amortized cost
Balance at end of period	109,495	105,561	99,581
of which individually evaluated for impairment	422	425	433
of which collectively evaluated for impairment	109,073	105,136	99,148
Loans held at amortized cost
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	563	675
Change in scope of consolidation	0	0
Net movements recognized in statements of operations	51	57
Gross write-offs	(80)	(175)
Recoveries	20	4
Net write-offs	(60)	(171)
Provisions for interest	20	11
Foreign currency translation impact and other adjustments, net	4	(9)
Balance at end of period	578	563
Allowance for loan losses
Balance at end of period	578	563
of which individually evaluated for impairment	416	387	494
of which collectively evaluated for impairment	162	176	181
Gross loans held at amortized cost
Balance at end of period	98,845	94,000	90,037
of which individually evaluated for impairment	976	947	1,074
of which collectively evaluated for impairment	97,869	93,053	88,963
Loans held at amortized cost
Purchases	4,605	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	223,204	213,663	201,339
Value of collateral	194,234	184,726
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220,069	211,179
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,135	2,484
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,711	1,298
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	141	204
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	240	158
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,043	824
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,384	4,943
Value of collateral	2,918	3,938
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,629	3,292
Value of collateral	2,616	1,751
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,024	15,969
Value of collateral	19,526	14,176
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127,530	122,236
Value of collateral	116,583	112,505
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,573	58,766
Value of collateral	48,342	48,100
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,737	5,679
Value of collateral	3,210	3,171
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	496	728
Value of collateral	189	119
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	44	103
Value of collateral	44	86
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	190	437
Value of collateral	15	9
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,597	1,510
Value of collateral	791	871
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	126,124	121,401	114,879
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124,677	120,120
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,447	1,281
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	796	724
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	110	109
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	66	59
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	475	389
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	466	168
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	793	660
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,224	9,285
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	85,172	82,545
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,048	26,348
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,592	1,375
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58	76
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	30
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	129	316
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	632	598
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91,872	88,255
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91,527	88,014
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	241
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	156	48
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17	12
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11	6
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	161	175
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	387	166
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	730	637
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,176	8,837
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	58,491	55,222
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,255	22,368
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	599	763
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13	18
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	19
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	212	225
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,363	26,461
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,034	26,226
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	329	235
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220	180
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	11
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	41
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79	1
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57	18
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	948	397
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,357	24,089
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,728	1,793
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	92	88
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	0
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	73
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,889	6,685
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,116	5,880
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	773	805
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	420	496
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	90	86
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52	50
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211	173
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	5
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	100	51
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,324	3,234
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,065	2,187
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	901	524
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39	58
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	9
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	129	316
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	325	300
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,080	92,262	86,460
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95,392	91,059
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,688	1,203
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	915	574
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31	95
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	174	99
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	568	435
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,918	4,775
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,836	2,632
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,800	6,684
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42,358	39,691
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34,525	32,418
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,145	4,304
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	438	652
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	73
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	61	121
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	965	912
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,380	24,914
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,221	24,830
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	159	84
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	107	41
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	3
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	1
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48	39
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	261	341
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	374	204
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,199	1,241
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,537	12,476
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,759	10,277
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	195	312
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	60
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,740	47,848
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50,479	46,946
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,261	902
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	720	454
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27	90
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	50
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	376	308
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	238	409
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	325	242
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,580	1,755
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,040	21,182
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,070	20,091
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,467	3,128
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	209	179
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	27
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47	121
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	763	714
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,441	17,714
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,208	17,504
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	210
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	53	78
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	48
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144	82
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,288	3,906
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,087	2,098
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,661	3,333
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,260	5,549
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,569	1,890
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	382	760
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	43
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	0
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147	132
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,519	1,786
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,484	1,779
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	7
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	1
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	131	119
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	88
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	360	355
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	521	484
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127	160
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	101	104
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	229	470
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Bank
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	208,340	199,561	189,618
Value of collateral	174,995	166,403
Bank | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	205,729	197,563
Bank | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,611	1,998
Bank | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,522	1,162
Bank | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76	143
Bank | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211	129
Bank | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	802	564
Bank | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,285	4,863
Value of collateral	2,899	3,931
Bank | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,565	3,266
Value of collateral	2,577	1,696
Bank | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,614	22,895
Value of collateral	18,358	13,535
Bank | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	117,863	113,561
Value of collateral	107,275	104,129
Bank | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,765	48,171
Value of collateral	40,170	39,447
Bank | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,431	4,727
Value of collateral	2,835	2,760
Bank | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	446	652
Value of collateral	170	96
Bank | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	43	99
Value of collateral	43	82
Bank | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	140
Value of collateral	4	0
Bank | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,273	1,187
Value of collateral	664	727
Bank | Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	109,495	105,561	99,581
Bank | Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	108,450	104,694
Bank | Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,045	867
Bank | Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	688	598
Bank | Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	51
Bank | Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39	32
Bank | Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	268	186
Bank | Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	457	164
Bank | Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	771	650
Bank | Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,319	8,872
Bank | Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77,755	75,892
Bank | Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,247	18,888
Bank | Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	522	663
Bank | Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	8
Bank | Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9	27
Bank | Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	23
Bank | Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	400	374
Bank | Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78,328	75,461
Bank | Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	78,023	75,278
Bank | Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	305	183
Bank | Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	154	46
Bank | Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	11
Bank | Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10	3
Bank | Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	127	123
Bank | Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	378	163
Bank | Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	708	628
Bank | Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11,277	8,433
Bank | Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,295	48,871
Bank | Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,088	16,635
Bank | Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	413	556
Bank | Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	8
Bank | Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8	16
Bank | Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153	151
Bank | Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	27,248	26,350
Bank | Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,919	26,114
Bank | Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	329	236
Bank | Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	220	180
Bank | Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	11
Bank | Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Bank | Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	103	42
Bank | Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79	1
Bank | Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	57	18
Bank | Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	944	396
Bank | Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,289	24,027
Bank | Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,686	1,746
Bank | Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91	87
Bank | Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	0
Bank | Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	2
Bank | Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	95	73
Bank | Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,919	3,750
Bank | Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,508	3,302
Bank | Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	411	448
Bank | Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	314	372
Bank | Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	29
Bank | Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26	26
Bank | Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38	21
Bank | Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	4
Bank | Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98	43
Bank | Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,171	2,994
Bank | Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	473	507
Bank | Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18	20
Bank | Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	9
Bank | Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	23
Bank | Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	152	150
Bank | Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	98,845	94,000	90,037
Bank | Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	97,279	92,869
Bank | Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,566	1,131
Bank | Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	834	564
Bank | Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26	92
Bank | Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	172	97
Bank | Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	534	378
Bank | Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,828	4,699
Bank | Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,794	2,616
Bank | Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,295	14,023
Bank | Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40,108	37,669
Bank | Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	31,518	29,283
Bank | Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,909	4,064
Bank | Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	432	644
Bank | Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	72
Bank | Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54	117
Bank | Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	873	813
Bank | Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,789	22,125
Bank | Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,634	22,059
Bank | Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	66
Bank | Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	41
Bank | Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	3
Bank | Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	1
Bank | Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45	21
Bank | Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	258	340
Bank | Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	367	196
Bank | Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,039	907
Bank | Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,397	11,397
Bank | Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,519	8,969
Bank | Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	159	273
Bank | Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Bank | Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	40
Bank | Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,549	44,834
Bank | Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	47,406	43,975
Bank | Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,143	859
Bank | Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	640	444
Bank | Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22	87
Bank | Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	136	48
Bank | Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	280
Bank | Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	214	398
Bank | Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	307	245
Bank | Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,442	1,676
Bank | Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,079	20,345
Bank | Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,319	18,281
Bank | Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,268	2,927
Bank | Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	203	171
Bank | Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	26
Bank | Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	40	117
Bank | Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	676	648
Bank | Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	25,162	25,400
Bank | Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,929	25,201
Bank | Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	199
Bank | Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	53	78
Bank | Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Bank | Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	48
Bank | Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	144	71
Bank | Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,288	3,906
Bank | Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,086	2,091
Bank | Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,490	11,120
Bank | Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,168	5,483
Bank | Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,555	1,875
Bank | Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	381	760
Bank | Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	3
Bank | Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33	43
Bank | Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14	0
Bank | Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	147	119
Bank | Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,345	1,641
Bank | Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,310	1,634
Bank | Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	7
Bank | Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	35	1
Bank | Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6
Bank | Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	68	55
Bank | Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	34	84
Bank | Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	324	320
Bank | Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	464	444
Bank | Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125	158
Bank | Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	101	104
Bank | Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	229	470
Bank | Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Bank | Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	6

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 quarter	Dec. 31, 2011
Gross impaired loans by category
Non-performing loans	859	758
Non-interest-earning loans	313	262
Total non-performing and non-interest-earning loans	1,172	1,020
Restructured loans	30	18
Potential problem loans	527	680
Total other impaired loans	557	698
Gross impaired loans	1,729	1,718
Period of anticipated repayment after which loan is written down to net book value (in quarters)	2
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness	90
Consumer
Gross impaired loans by category
Non-performing loans	487	465
Non-interest-earning loans	100	55
Total non-performing and non-interest-earning loans	587	520
Restructured loans	0	1
Potential problem loans	74	144
Total other impaired loans	74	145
Gross impaired loans	661	665
Mortgages
Gross impaired loans by category
Non-performing loans	154	176
Non-interest-earning loans	16	14
Total non-performing and non-interest-earning loans	170	190
Restructured loans	0	1
Potential problem loans	69	73
Total other impaired loans	69	74
Gross impaired loans	239	264
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Consumer finance
Gross impaired loans by category
Non-performing loans	315	262
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	325	290
Restructured loans	0	0
Potential problem loans	2	25
Total other impaired loans	2	25
Gross impaired loans	327	315
Corporate and institutional
Gross impaired loans by category
Non-performing loans	372	293
Non-interest-earning loans	213	207
Total non-performing and non-interest-earning loans	585	500
Restructured loans	30	17
Potential problem loans	453	536
Total other impaired loans	483	553
Gross impaired loans	1,068	1,053
Real estate.
Gross impaired loans by category
Non-performing loans	46	29
Non-interest-earning loans	5	7
Total non-performing and non-interest-earning loans	51	36
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	66	60
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	268	215
Non-interest-earning loans	170	129
Total non-performing and non-interest-earning loans	438	344
Restructured loans	30	17
Potential problem loans	373	454
Total other impaired loans	403	471
Gross impaired loans	841	815
Financial institutions
Gross impaired loans by category
Non-performing loans	58	49
Non-interest-earning loans	38	65
Total non-performing and non-interest-earning loans	96	114
Restructured loans	0	0
Potential problem loans	65	58
Total other impaired loans	65	58
Gross impaired loans	161	172
Governments and public institutions
Gross impaired loans by category
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6
Bank
Gross impaired loans by category
Non-performing loans	637	520
Non-interest-earning loans	281	220
Total non-performing and non-interest-earning loans	918	740
Restructured loans	30	13
Potential problem loans	450	619
Total other impaired loans	480	632
Gross impaired loans	1,398	1,372
Bank | Consumer
Gross impaired loans by category
Non-performing loans	286	266
Non-interest-earning loans	93	46
Total non-performing and non-interest-earning loans	379	312
Restructured loans	0	0
Potential problem loans	43	113
Total other impaired loans	43	113
Gross impaired loans	422	425
Bank | Mortgages
Gross impaired loans by category
Non-performing loans	125	126
Non-interest-earning loans	9	5
Total non-performing and non-interest-earning loans	134	131
Restructured loans	0	0
Potential problem loans	39	43
Total other impaired loans	39	43
Gross impaired loans	173	174
Bank | Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	18	27
Non-interest-earning loans	74	13
Total non-performing and non-interest-earning loans	92	40
Restructured loans	0	0
Potential problem loans	3	46
Total other impaired loans	3	46
Gross impaired loans	95	86
Bank | Consumer finance
Gross impaired loans by category
Non-performing loans	143	113
Non-interest-earning loans	10	28
Total non-performing and non-interest-earning loans	153	141
Restructured loans	0	0
Potential problem loans	1	24
Total other impaired loans	1	24
Gross impaired loans	154	165
Bank | Corporate and institutional
Gross impaired loans by category
Non-performing loans	351	254
Non-interest-earning loans	188	174
Total non-performing and non-interest-earning loans	539	428
Restructured loans	30	13
Potential problem loans	407	506
Total other impaired loans	437	519
Gross impaired loans	976	947
Bank | Real estate.
Gross impaired loans by category
Non-performing loans	42	11
Non-interest-earning loans	4	6
Total non-performing and non-interest-earning loans	46	17
Restructured loans	0	0
Potential problem loans	15	24
Total other impaired loans	15	24
Gross impaired loans	61	41
Bank | Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	251	194
Non-interest-earning loans	146	110
Total non-performing and non-interest-earning loans	397	304
Restructured loans	30	13
Potential problem loans	327	425
Total other impaired loans	357	438
Gross impaired loans	754	742
Bank | Financial institutions
Gross impaired loans by category
Non-performing loans	58	49
Non-interest-earning loans	38	52
Total non-performing and non-interest-earning loans	96	101
Restructured loans	0	0
Potential problem loans	65	57
Total other impaired loans	65	57
Gross impaired loans	161	158
Bank | Governments and public institutions
Gross impaired loans by category
Non-performing loans		0
Non-interest-earning loans		6
Total non-performing and non-interest-earning loans		6
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		6

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded investment
Recorded investment, with a specific allowance	1,511	1,547
Recorded investment, without specific allowance	218	171
Recorded investment	1,729	1,718
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,430	1,483
Unpaid principal balance, without specific allowance	221	171
Unpaid principal balance	1,651	1,654
Associated specific allowance	696	650
Average recorded investment
Average recorded investment, with a specific allowance	1,447	1,664
Average recorded investment, without specific allowance	325	359
Average recorded investment	1,772	2,023
Interest income recognized
Interest income recognized, with a specific allowance	10	12
Interest income recognized, without specific allowance	3	6
Interest income recognized	13	18
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	8	8
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	11	13
Consumer
Recorded investment
Recorded investment, with a specific allowance	576	605
Recorded investment, without specific allowance	85	60
Recorded investment	661	665
Unpaid principal balance
Unpaid principal balance, with a specific allowance	543	577
Unpaid principal balance, without specific allowance	86	60
Unpaid principal balance	629	637
Associated specific allowance	239	222
Average recorded investment
Average recorded investment, with a specific allowance	562	580
Average recorded investment, without specific allowance	89	117
Average recorded investment	651	697
Interest income recognized
Interest income recognized, with a specific allowance	5	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	1
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	4	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	206	217
Recorded investment, without specific allowance	33	46
Unpaid principal balance
Unpaid principal balance, with a specific allowance	197	206
Unpaid principal balance, without specific allowance	33	46
Associated specific allowance	32	41
Average recorded investment
Average recorded investment, with a specific allowance	217	222
Average recorded investment, without specific allowance	40	94
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	68	85
Recorded investment, without specific allowance	27	1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	66	83
Unpaid principal balance, without specific allowance	28	1
Associated specific allowance	53	50
Average recorded investment
Average recorded investment, with a specific allowance	68	82
Average recorded investment, without specific allowance	8	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	302	303
Recorded investment, without specific allowance	25	13
Unpaid principal balance
Unpaid principal balance, with a specific allowance	280	288
Unpaid principal balance, without specific allowance	25	13
Associated specific allowance	154	131
Average recorded investment
Average recorded investment, with a specific allowance	277	276
Average recorded investment, without specific allowance	41	19
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	1
Interest income recognized on a cash basis, without specific allowance	0	0
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	935	942
Recorded investment, without specific allowance	133	111
Recorded investment	1,068	1,053
Unpaid principal balance
Unpaid principal balance, with a specific allowance	887	906
Unpaid principal balance, without specific allowance	135	111
Unpaid principal balance	1,022	1,017
Associated specific allowance	457	428
Average recorded investment
Average recorded investment, with a specific allowance	885	1,084
Average recorded investment, without specific allowance	236	242
Average recorded investment	1,121	1,326
Interest income recognized
Interest income recognized, with a specific allowance	5	8
Interest income recognized, without specific allowance	3	6
Interest income recognized	8	14
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	7
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	7	12
Real estate.
Recorded investment
Recorded investment, with a specific allowance	63	46
Recorded investment, without specific allowance	3	15
Unpaid principal balance
Unpaid principal balance, with a specific allowance	55	38
Unpaid principal balance, without specific allowance	3	15
Associated specific allowance	22	20
Average recorded investment
Average recorded investment, with a specific allowance	58	47
Average recorded investment, without specific allowance	13	74
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	0	5
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	715	734
Recorded investment, without specific allowance	126	80
Unpaid principal balance
Unpaid principal balance, with a specific allowance	677	709
Unpaid principal balance, without specific allowance	128	80
Associated specific allowance	342	318
Average recorded investment
Average recorded investment, with a specific allowance	620	871
Average recorded investment, without specific allowance	215	149
Interest income recognized
Interest income recognized, with a specific allowance	3	7
Interest income recognized, without specific allowance	3	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6
Interest income recognized on a cash basis, without specific allowance	3	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	157	156
Recorded investment, without specific allowance	4	16
Unpaid principal balance
Unpaid principal balance, with a specific allowance	155	154
Unpaid principal balance, without specific allowance	4	16
Associated specific allowance	93	84
Average recorded investment
Average recorded investment, with a specific allowance	201	160
Average recorded investment, without specific allowance	8	19
Interest income recognized
Interest income recognized, with a specific allowance	2	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0
Interest income recognized on a cash basis, without specific allowance	0	0
Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	6
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	5
Associated specific allowance	0	6
Average recorded investment
Average recorded investment, with a specific allowance	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Bank
Recorded investment
Recorded investment, with a specific allowance	1,188	1,228
Recorded investment, without specific allowance	210	144
Recorded investment	1,398	1,372
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,132	1,183
Unpaid principal balance, without specific allowance	211	144
Unpaid principal balance	1,343	1,327
Associated specific allowance	532	517
Average recorded investment
Average recorded investment, with a specific allowance	1,133	1,352
Average recorded investment, without specific allowance	295	314
Average recorded investment	1,428	1,666
Interest income recognized
Interest income recognized, with a specific allowance	10	11
Interest income recognized, without specific allowance	3	5
Interest income recognized	13	16
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	8	9
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	11	14
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	346	378
Recorded investment, without specific allowance	76	47
Recorded investment	422	425
Unpaid principal balance
Unpaid principal balance, with a specific allowance	332	366
Unpaid principal balance, without specific allowance	76	47
Unpaid principal balance	408	413
Associated specific allowance	116	130
Average recorded investment
Average recorded investment, with a specific allowance	337	359
Average recorded investment, without specific allowance	76	91
Average recorded investment	413	450
Interest income recognized
Interest income recognized, with a specific allowance	5	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	5	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	4	3
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	149	141
Recorded investment, without specific allowance	24	33
Unpaid principal balance
Unpaid principal balance, with a specific allowance	141	133
Unpaid principal balance, without specific allowance	24	33
Associated specific allowance	16	19
Average recorded investment
Average recorded investment, with a specific allowance	152	142
Average recorded investment, without specific allowance	27	68
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	68	85
Recorded investment, without specific allowance	27	1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	66	82
Unpaid principal balance, without specific allowance	27	1
Associated specific allowance	53	50
Average recorded investment
Average recorded investment, with a specific allowance	68	82
Average recorded investment, without specific allowance	8	4
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	129	152
Recorded investment, without specific allowance	25	13
Unpaid principal balance
Unpaid principal balance, with a specific allowance	125	151
Unpaid principal balance, without specific allowance	25	13
Associated specific allowance	47	61
Average recorded investment
Average recorded investment, with a specific allowance	117	135
Average recorded investment, without specific allowance	41	19
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	842	850
Recorded investment, without specific allowance	134	97
Recorded investment	976	947
Unpaid principal balance
Unpaid principal balance, with a specific allowance	800	817
Unpaid principal balance, without specific allowance	135	97
Unpaid principal balance	935	914
Associated specific allowance	416	387
Average recorded investment
Average recorded investment, with a specific allowance	796	993
Average recorded investment, without specific allowance	219	223
Average recorded investment	1,015	1,216
Interest income recognized
Interest income recognized, with a specific allowance	5	7
Interest income recognized, without specific allowance	3	5
Interest income recognized	8	12
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	6
Interest income recognized on a cash basis, without specific allowance	3	5
Interest income recognized on a cash basis	7	11
Bank | Real estate.
Recorded investment
Recorded investment, with a specific allowance	58	27
Recorded investment, without specific allowance	3	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	54	22
Unpaid principal balance, without specific allowance	3	14
Associated specific allowance	18	16
Average recorded investment
Average recorded investment, with a specific allowance	43	28
Average recorded investment, without specific allowance	12	74
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	5
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	627	675
Recorded investment, without specific allowance	127	67
Unpaid principal balance
Unpaid principal balance, with a specific allowance	592	650
Unpaid principal balance, without specific allowance	128	67
Associated specific allowance	306	282
Average recorded investment
Average recorded investment, with a specific allowance	556	812
Average recorded investment, without specific allowance	199	130
Interest income recognized
Interest income recognized, with a specific allowance	3	7
Interest income recognized, without specific allowance	3	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	6
Interest income recognized on a cash basis, without specific allowance	3	0
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	157	142
Recorded investment, without specific allowance	4	16
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	141
Unpaid principal balance, without specific allowance	4	16
Associated specific allowance	92	83
Average recorded investment
Average recorded investment, with a specific allowance	191	147
Average recorded investment, without specific allowance	8	19
Interest income recognized
Interest income recognized, with a specific allowance	2	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	0
Interest income recognized on a cash basis, without specific allowance	0	0
Bank | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	6
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	4
Associated specific allowance	0	6
Average recorded investment
Average recorded investment, with a specific allowance	6	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0

Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,429	4,060
Land	501	872
Leasehold improvements	2,174	2,241
Software	5,324	4,614
Equipment	3,160	3,188
Premises and equipment	13,588	14,975
Accumulated depreciation	(7,970)	(7,782)
Total premises and equipment, net	5,618	7,193
Depreciation and impairment
Depreciation	1,229	1,078	1,115
Impairment	17	87	16
Decrease in depreciation expense		64
Decrease in depreciation expense, after tax		56
Bank
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,210	3,849
Land	476	847
Leasehold improvements	2,159	2,225
Software	5,323	4,607
Equipment	3,080	3,095
Premises and equipment	13,248	14,623
Accumulated depreciation	(7,832)	(7,633)
Total premises and equipment, net	5,416	6,990
Depreciation and impairment
Depreciation	1,218	1,067	1,101
Impairment	17	84	16
Decrease in depreciation expense		57
Decrease in depreciation expense, after tax		50

Goodwill (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross amount of goodwill
Balance at beginning of period	8,673	8,667
Goodwill acquired during the period	28	0
Foreign currency translation impact	(192)	4
Other	(38)	2
Balance at end of period	8,471	8,673
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	8,389	8,591
Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,471	2,481
Goodwill acquired during the period	28	0
Foreign currency translation impact	(54)	(12)
Other	(36)	2
Balance at end of period	2,409	2,471
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	2,409	2,471
Number of reporting units	3
Investment Banking
Gross amount of goodwill
Balance at beginning of period	6,202	6,186
Goodwill acquired during the period	0	0
Foreign currency translation impact	(138)	16
Other	(2)	0
Balance at end of period	6,062	6,202
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	5,980	6,120
Percentage by which goodwill fair value exceeds carrying value	10.00%
Bank
Gross amount of goodwill
Balance at beginning of period	7,782	7,776
Goodwill acquired during the period	28	0
Foreign currency translation impact	(203)	4
Other	(15)	2
Balance at end of period	7,592	7,782
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	7,510	7,700
Bank | Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,260	2,269
Goodwill acquired during the period	28	0
Foreign currency translation impact	(65)	(11)
Other	(13)	2
Balance at end of period	2,210	2,260
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	2,210	2,260
Bank | Investment Banking
Gross amount of goodwill
Balance at beginning of period	5,522	5,507
Goodwill acquired during the period	0	0
Foreign currency translation impact	(138)	15
Other	(2)	0
Balance at end of period	5,382	5,522
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	5,300	5,440

Other intangible assets (Details 1) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets (CHF million)
Gross carrying amount	347	402
Accumulated amortization	(169)	(215)
Net carrying amount	178	187
Non-amortizing other intangible assets	65	101
of which mortgage servicing rights, at fair value	43	70
Total other intangible assets, gross	412	503
Total other intangible assets, net	243	288
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	28	30	34
Impairment	7	0	1
Estimated amortization expenses (CHF million)
2013	25
2014	24
2015	23
2016	19
2017	19
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	26
Accumulated amortization	(21)	(21)
Net carrying amount	4	5
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	314	369
Accumulated amortization	(146)	(193)
Net carrying amount	168	176
Other
Other intangible assets (CHF million)
Gross carrying amount	8	7
Accumulated amortization	(2)	(1)
Net carrying amount	6	6
Bank
Other intangible assets (CHF million)
Gross carrying amount	336	390
Accumulated amortization	(165)	(211)
Net carrying amount	171	179
Non-amortizing other intangible assets	72	101
of which mortgage servicing rights, at fair value	43	70
Total other intangible assets, gross	408	491
Total other intangible assets, net	243	280
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	28	30	33
Impairment	0	0	1
Estimated amortization expenses (CHF million)
2013	25
2014	24
2015	23
2016	19
2017	19
Bank | Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	26
Accumulated amortization	(21)	(21)
Net carrying amount	4	5
Bank | Client relationships
Other intangible assets (CHF million)
Gross carrying amount	303	357
Accumulated amortization	(142)	(189)
Net carrying amount	161	168
Bank | Other
Other intangible assets (CHF million)
Gross carrying amount	8	7
Accumulated amortization	(2)	(1)
Net carrying amount	6	6

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	10,904	15,809
Cash collateral on non-derivative transactions	1,995	2,083
Derivative instruments used for hedging	3,930	3,706
Assets held-for-sale	20,343	21,205
of which loans	19,894	20,457
of which real estate	442	732
Assets held for separate accounts	13,414	14,407
Interest and fees receivable	5,861	6,090
Deferred tax assets	7,102	8,939
Prepaid expenses	538	601
Failed purchases	2,699	1,513
Other	6,126	3,943
Other assets	72,912	78,296
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,224	11,934
Cash collateral on non-derivative transactions	1,246	1,002
Derivative instruments used for hedging	1,182	1,998
Provisions	1,362	1,113
of which off-balance sheet risk	60	65
Liabilities held for separate accounts	13,414	14,407
Interest and fees payable	6,752	7,142
Current tax liabilities	863	767
Deferred tax liabilities	130	429
Failed sales	4,336	6,888
Other	16,128	17,537
Other liabilities	57,637	63,217
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	3,730	6,299
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	922	1,386
Bank
Other assets (CHF million)
Cash collateral on derivative instruments	10,904	15,812
Cash collateral on non-derivative transactions	1,995	2,083
Derivative instruments used for hedging	3,913	3,607
Assets held-for-sale	20,343	21,205
of which loans	19,894	20,457
of which real estate	442	732
Assets held for separate accounts	13,414	14,407
Interest and fees receivable	5,845	6,084
Deferred tax assets	7,094	8,843
Prepaid expenses	532	593
Failed purchases	2,699	1,513
Other	6,043	3,933
Other assets	72,782	78,080
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,224	11,933
Cash collateral on non-derivative transactions	1,246	1,002
Derivative instruments used for hedging	1,114	1,848
Provisions	1,348	1,098
of which off-balance sheet risk	59	64
Liabilities held for separate accounts	13,414	14,407
Interest and fees payable	6,556	6,983
Current tax liabilities	811	715
Deferred tax liabilities	103	282
Failed sales	4,336	6,888
Other	16,215	17,011
Other liabilities	57,367	62,167
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	3,730	6,299
Loans held in trusts, consolidated as a result of failed sales, included in loans held-for-sale	922	1,386

Deposits (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2012 Switzerland CHF	Dec. 31, 2011 Switzerland CHF	Dec. 31, 2012 Foreign CHF	Dec. 31, 2011 Foreign CHF	Dec. 31, 2012 Bank USD ($)	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank USD ($)	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Switzerland CHF	Dec. 31, 2011 Bank Switzerland CHF	Dec. 31, 2012 Bank Foreign CHF	Dec. 31, 2011 Bank Foreign CHF
Deposits
Non-interest-bearing demand deposits		12,803,000,000		15,664,000,000	8,282,000,000	11,446,000,000	4,521,000,000	4,218,000,000		12,803,000,000		15,655,000,000	8,282,000,000	11,441,000,000	4,521,000,000	4,214,000,000
Interest-bearing demand deposits		157,369,000,000		133,029,000,000	132,393,000,000	113,403,000,000	24,976,000,000	19,626,000,000		155,065,000,000		131,670,000,000	129,352,000,000	110,919,000,000	25,713,000,000	20,751,000,000
Savings deposits		60,147,000,000		54,433,000,000	60,103,000,000	54,395,000,000	44,000,000	38,000,000		52,578,000,000		47,250,000,000	52,534,000,000	47,212,000,000	44,000,000	38,000,000
Time deposits		109,007,000,000		150,422,000,000	10,786,000,000	16,841,000,000	98,221,000,000	133,581,000,000		107,818,000,000		149,632,000,000	8,965,000,000	15,473,000,000	98,853,000,000	134,159,000,000
Total deposits		339,326,000,000		353,548,000,000	211,564,000,000	196,085,000,000	127,762,000,000	157,463,000,000		328,264,000,000		344,207,000,000	199,133,000,000	185,045,000,000	129,131,000,000	159,162,000,000
of which due to banks		31,014,000,000		40,147,000,000						30,574,000,000		40,077,000,000
of which customer deposits		308,312,000,000		313,401,000,000						297,690,000,000		304,130,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		108,887,000,000		149,985,000,000						107,705,000,000		160,992,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000		100,000						100,000		100,000
Overdrawn deposits not included in total deposits, reclassified as loans		67,000,000		51,000,000						67,000,000		51,000,000

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Senior	115,861	123,632
Subordinated	17,741	24,165
Non-recourse liabilities from consolidated VIEs	14,532	14,858
Long-term debt	148,134	162,655
of which reported at fair value	65,384	70,366
of which structured notes	36,637	35,726
Bank
Long-term debt
Senior	112,123	120,497
Subordinated	20,342	25,998
Non-recourse liabilities from consolidated VIEs	14,532	14,858
Long-term debt	146,997	161,353
of which reported at fair value	64,774	68,036
of which structured notes	36,639	35,728

Long-term debt (Details 2)	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2012 Structured notes CHF	Dec. 31, 2012 Structured notes Equity CHF	Dec. 31, 2012 Structured notes Fixed income CHF	Dec. 31, 2012 Structured notes Emerging markets CHF	Dec. 31, 2012 Structured notes Credit CHF	Dec. 31, 2012 Structured notes Other CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Senior notes. Minimum	Dec. 31, 2012 Bank Senior notes. Maximum	Dec. 31, 2012 Bank Subordinated Minimum	Dec. 31, 2012 Bank Subordinated Maximum	Dec. 31, 2012 Bank Non-recourse liabilities from consolidated VIEs Minimum	Dec. 31, 2012 Bank Non-recourse liabilities from consolidated VIEs Maximum	Dec. 31, 2012 Bank Structured notes CHF	Dec. 31, 2012 Bank Structured notes Equity CHF	Dec. 31, 2012 Bank Structured notes Fixed income CHF	Dec. 31, 2012 Bank Structured notes Emerging markets CHF	Dec. 31, 2012 Bank Structured notes Credit CHF	Dec. 31, 2012 Bank Structured notes Other CHF	Dec. 31, 2012 Bank Fixed rate Senior notes. CHF	Dec. 31, 2012 Bank Fixed rate Subordinated CHF	Dec. 31, 2012 Bank Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Bank Variable rate Senior notes. CHF	Dec. 31, 2012 Bank Variable rate Subordinated CHF	Dec. 31, 2012 Bank Variable rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Group parent company CHF	Dec. 31, 2011 Group parent company CHF	Dec. 31, 2012 Group parent company Senior notes.	Dec. 31, 2012 Group parent company Subordinated	Dec. 31, 2012 Group parent company Fixed rate Senior notes. CHF	Dec. 31, 2012 Group parent company Fixed rate Subordinated CHF	Dec. 31, 2012 Credit Suisse Group Finance (Guernsey) Limited JPY (¥)	Dec. 31, 2012 Group subsidiaries CHF	Dec. 31, 2012 Group subsidiaries Senior notes. Minimum	Dec. 31, 2012 Group subsidiaries Senior notes. Maximum	Dec. 31, 2012 Group subsidiaries Subordinated Minimum	Dec. 31, 2012 Group subsidiaries Subordinated Maximum	Dec. 31, 2012 Group subsidiaries Non-recourse liabilities from consolidated VIEs Minimum	Dec. 31, 2012 Group subsidiaries Non-recourse liabilities from consolidated VIEs Maximum	Dec. 31, 2012 Group subsidiaries Fixed rate Senior notes. CHF	Dec. 31, 2012 Group subsidiaries Fixed rate Subordinated CHF	Dec. 31, 2012 Group subsidiaries Fixed rate Non-recourse liabilities from consolidated VIEs CHF	Dec. 31, 2012 Group subsidiaries Variable rate Senior notes. CHF	Dec. 31, 2012 Group subsidiaries Variable rate Subordinated CHF	Dec. 31, 2012 Group subsidiaries Variable rate Non-recourse liabilities from consolidated VIEs CHF
Long-term debt by maturities
2013	30,458,000,000		7,655,000,000						32,574,000,000								7,655,000,000						13,931,000,000	2,465,000,000	218,000,000	12,807,000,000	3,000,000,000	153,000,000								30,458,000,000							14,815,000,000	2,465,000,000	218,000,000	12,807,000,000		153,000,000
2014	20,440,000,000		7,505,000,000						20,298,000,000								7,505,000,000						11,295,000,000	144,000,000	2,000,000	8,179,000,000	200,000,000	478,000,000								20,440,000,000							11,637,000,000	144,000,000	2,000,000	8,179,000,000		478,000,000
2015	22,018,000,000		5,730,000,000						22,471,000,000								5,730,000,000						13,859,000,000	89,000,000	815,000,000	7,221,000,000	19,000,000	468,000,000	29,000,000					29,000,000		21,989,000,000							14,333,000,000	414,000,000	815,000,000	5,940,000,000	19,000,000	468,000,000
2016	11,182,000,000		3,793,000,000						10,687,000,000								3,793,000,000						3,493,000,000	1,830,000,000	89,000,000	4,497,000,000	30,000,000	748,000,000								11,182,000,000							4,018,000,000	1,830,000,000	89,000,000	4,497,000,000		748,000,000
2017	14,604,000,000		3,395,000,000						14,171,000,000								3,397,000,000						8,548,000,000	1,011,000,000		4,532,000,000	46,000,000	34,000,000	32,000,000					32,000,000		14,572,000,000							8,983,000,000	979,000,000		4,530,000,000	46,000,000	34,000,000
Thereafter	49,432,000,000		8,559,000,000						46,796,000,000								8,559,000,000						13,802,000,000	11,303,000,000	92,000,000	9,959,000,000	205,000,000	11,435,000,000	376,000,000				376,000,000			49,056,000,000							16,120,000,000	11,578,000,000	92,000,000	9,626,000,000	205,000,000	11,435,000,000
Long-term debt	148,134,000,000	162,655,000,000	36,637,000,000	23,761,000,000	6,559,000,000	3,304,000,000	1,893,000,000	1,120,000,000	146,997,000,000	161,353,000,000							36,639,000,000	23,761,000,000	6,559,000,000	3,304,000,000	1,893,000,000	1,122,000,000	64,928,000,000	16,842,000,000	1,216,000,000	47,195,000,000	3,500,000,000	13,316,000,000	437,000,000	1,444,000,000			376,000,000	61,000,000		147,697,000,000							69,906,000,000	17,410,000,000	1,216,000,000	45,579,000,000	270,000,000	13,316,000,000
Interest rates of long term debt maturing in 2013 (as a percent)											0.00%	13.60%	0.40%	13.20%	0.60%	0.80%																					0.00%	13.60%	3.70%	13.20%	0.60%	0.80%
Interest rates of long term debt maturing in 2014 (as a percent)											0.00%	13.00%	1.30%	9.30%	0.70%	13.20%																					0.00%	13.00%		9.30%	0.70%	13.20%
Interest rates of long term debt maturing in 2015 (as a percent)											0.00%	12.50%	2.80%	10.30%	0.00%	12.60%																8.50%					0.00%	12.50%	2.80%	10.30%	0.00%	12.60%
Interest rates of long term debt maturing in 2016 (as a percent)											0.30%	10.20%	0.30%	8.20%	0.00%	12.80%																					0.30%	10.20%		8.20%	0.00%	12.80%
Interest rates of long term debt maturing in 2017 (as a percent)											0.60%	5.10%	1.00%	8.50%		2.00%																7.00%					0.40%	5.10%	1.00%	8.50%		2.00%
Interest rates of long term debt maturing after 2017 (as a percent)											0.00%	8.20%	0.00%	13.20%	0.00%	10.90%															7.30%						0.00%	8.20%	0.00%	13.20%	0.00%	10.90%
Maximum principal amount of notes that can be issued																																			¥ 500,000,000,000

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Gains/(losses) on cash flow hedges	Dec. 31, 2011 Gains/(losses) on cash flow hedges	Dec. 31, 2010 Gains/(losses) on cash flow hedges	Dec. 31, 2012 Cumulative translation adjustments	Dec. 31, 2011 Cumulative translation adjustments	Dec. 31, 2010 Cumulative translation adjustments	Dec. 31, 2012 Unrealized gains/(losses) on securities	Dec. 31, 2011 Unrealized gains/(losses) on securities	Dec. 31, 2010 Unrealized gains/(losses) on securities	Dec. 31, 2012 Actuarial gains/(losses)	Dec. 31, 2011 Actuarial gains/(losses)	Dec. 31, 2010 Actuarial gains/(losses)	Dec. 31, 2012 Net prior service credit/ (cost)	Dec. 31, 2011 Net prior service credit/ (cost)	Dec. 31, 2010 Net prior service credit/ (cost)	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2012 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2011 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2010 Bank Gains/(losses) on cash flow hedges	Dec. 31, 2012 Bank Cumulative translation adjustments	Dec. 31, 2011 Bank Cumulative translation adjustments	Dec. 31, 2010 Bank Cumulative translation adjustments	Dec. 31, 2012 Bank Unrealized gains/(losses) on securities	Dec. 31, 2011 Bank Unrealized gains/(losses) on securities	Dec. 31, 2010 Bank Unrealized gains/(losses) on securities	Dec. 31, 2012 Bank Actuarial gains/(losses)	Dec. 31, 2011 Bank Actuarial gains/(losses)	Dec. 31, 2010 Bank Actuarial gains/(losses)	Dec. 31, 2012 Bank Net prior service credit/ (cost)	Dec. 31, 2011 Bank Net prior service credit/ (cost)	Dec. 31, 2010 Bank Net prior service credit/ (cost)	Dec. 31, 2012 Bank Accumulated other comprehensive income	Dec. 31, 2011 Bank Accumulated other comprehensive income	Dec. 31, 2010 Bank Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,903)	(15,134)	(14,555)	(11,638)	(66)	(33)	(41)	(11,778)	(11,470)	(8,770)	99	117	110	(3,751)	(3,136)	(2,891)	362	(33)	(46)	(15,134)	(14,555)	(11,638)	(11,956)	(10,955)	0	32	10	(10,326)	(9,994)	(7,755)	96	99	86	(729)	(871)	(761)	4	5	6	(10,955)	(10,729)	(8,414)
Increase/(decrease)					7	(5)	46	(1,040)	(324)	(2,822)	227	6	0	(291)	(720)	(338)	319	383	0	(778)	(660)	(3,114)			7	(5)	45	(1,067)	(348)	(2,361)	199	21	7	4	103	(135)	0	0	0	(857)	(229)	(2,444)
Increase/(decrease) due to equity method investments					30	(1)	(15)	0	0	0	0	0	1	0	0	0	0	0	0	30	(1)	(14)
Reclassification adjustments, included in net income					0	(27)	(23)	51	16	(13)	(242)	(24)	6	241	105	93	(71)	12	13	(21)	82	76			0	(27)	(23)	44	16	(13)	(242)	(24)	6	55	39	25	(1)	(1)	(1)	(144)	3	(6)
Cumulative effect of accounting changes, net of tax							0			135			0			0			0			135					0			135			0			0			0			135
Balance	(15,903)	(15,134)	(14,555)	(11,638)	(29)	(66)	(33)	(12,767)	(11,778)	(11,470)	84	99	117	(3,801)	(3,751)	(3,136)	610	362	(33)	(15,903)	(15,134)	(14,555)	(11,956)	(10,955)	7	0	32	(11,349)	(10,326)	(9,994)	53	96	99	(670)	(729)	(871)	3	4	5	(11,956)	(10,955)	(10,729)

Accumulated other comprehensive income (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	1,224,333,062		1,186,174,442		1,185,370,182
Issuance of common shares	96,496,860		38,158,620		804,260
of which reserved for share-based compensation	38,812,660		21,664,747		804,260
Common Stock, Shares, Issued, Ending Balance	1,320,829,922		1,224,333,062		1,186,174,442
Treasury shares
Treasury Stock, Shares, Beginning Balance	4,010,074		12,228,377		16,159,287
Sale of treasury shares	394,686,376		367,978,216		526,878,697
Repurchase of treasury shares	423,704,092		366,790,491		569,477,317
Share-based compensation, net of tax	5,990,959		7,030,578		46,529,530
Treasury Stock, Shares, Ending Balance	27,036,831		4,010,074		12,228,377
Common shares outstanding	1,293,793,091	[1]	1,220,322,988	[2]	1,173,946,065
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,118,134,039	[3]	1,868,140,066	[3]
Unissued shares (in shares)	771,499,654		643,807,004
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	732,326,910		0
Bank
Common shares issued
Common Stock, Shares, Issued, Ending Balance	43,996,652		43,996,652
Treasury shares
Common shares outstanding	43,996,652	[4]	43,996,652	[4]
Par value (in CHF per share)	100		100

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 43'996'652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.

Tax (Details) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from continuing operations before taxes (CHF)
Switzerland	1,680,000,000	455,000,000	1,734,000,000
Foreign	501,000,000	3,006,000,000	5,753,000,000
Income from continuing operations before taxes	2,181,000,000	3,461,000,000	7,487,000,000
Current and deferred taxes (CHF)
Switzerland	140,000,000	38,000,000	81,000,000
Foreign	582,000,000	437,000,000	243,000,000
Current income tax expense	722,000,000	475,000,000	324,000,000
Switzerland	(123,000,000)	(176,000,000)	(149,000,000)
Foreign	(103,000,000)	372,000,000	1,373,000,000
Deferred income tax expense	(226,000,000)	196,000,000	1,224,000,000
Income tax expense	496,000,000	671,000,000	1,548,000,000
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4,000,000)	4,000,000
Cumulative translation adjustment	(12,000,000)	16,000,000	32,000,000
Unrealized gains/(losses) on securities	6,000,000	12,000,000	(2,000,000)
Actuarial gains/(losses), Tax	1,000,000	(172,000,000)	(82,000,000)
Net prior service credit/(cost)	63,000,000	105,000,000	3,000,000
Share-based compensation and treasury shares	(50,000,000)	256,000,000	(671,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	480,000,000	761,000,000	1,647,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	275,000,000	(40,000,000)	519,000,000
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	275,000,000	(40,000,000)
of which total foreign tax expense	479,000,000	809,000,000
Changes in tax law and rates	182,000,000	172,000,000	119,000,000
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	182,000,000	172,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	2,000,000	0	1,000,000
Other non-deductible expenses	393,000,000	447,000,000	623,000,000
of which non-deductible interest expenses	259,000,000	240,000,000
of which non-taxable offshore expenses	8,000,000	80,000,000
of which non-deductible bank levy costs and other non-deductible compensation expenses	57,000,000	49,000,000
Additional taxable income	11,000,000	8,000,000	22,000,000
Lower taxed income	(415,000,000)	(424,000,000)	(775,000,000)
of which tax benefit related to exempt offshore income	29,000,000	52,000,000
of which tax benefit in respect to non-taxable dividend income	40,000,000	47,000,000
of which tax benefit related to non-taxable foreign exchange gains	11,000,000	47,000,000
of which tax benefit related to tax credits	100,000,000	42,000,000
of which tax benefit related non-taxable life insurance income	48,000,000	40,000,000
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	114,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank		116,000,000	130,000,000
of which tax benefit of a legal entity merger			380,000,000
Income taxable to non-controlling interests	(117,000,000)	(289,000,000)	(278,000,000)
Changes in deferred tax valuation allowance	14,000,000	471,000,000	54,000,000
of which tax benefit from the release of valuation allowances on deferred tax assets	820,000,000	7,000,000	199,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	834,000,000	428,000,000	193,000,000
Tax deductible impairments of Swiss subsidiary investments	(161,000,000)	(55,000,000)	0
Other	(168,000,000)	(380,000,000)	(384,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	40,000,000	123,000,000	301,000,000
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	48,000,000
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	70,000,000
Income tax expense	496,000,000	671,000,000	1,548,000,000
Accumulated undistributed earnings from foreign subsidiaries	7,300,000,000
Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,680,000,000	455,000,000	1,734,000,000
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		129,000,000
US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		132,000,000
Bank
Income from continuing operations before taxes (CHF)
Switzerland	1,170,000,000	(176,000,000)	1,117,000,000
Foreign	803,000,000	2,677,000,000	5,419,000,000
Income from continuing operations before taxes	1,973,000,000	2,501,000,000	6,536,000,000
Current and deferred taxes (CHF)
Switzerland	85,000,000	(35,000,000)	25,000,000
Foreign	544,000,000	429,000,000	237,000,000
Current income tax expense	629,000,000	394,000,000	262,000,000
Switzerland	(121,000,000)	(251,000,000)	(296,000,000)
Foreign	(30,000,000)	316,000,000	1,341,000,000
Deferred income tax expense	(151,000,000)	65,000,000	1,045,000,000
Income tax expense	478,000,000	459,000,000	1,307,000,000
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	0	(4,000,000)	4,000,000
Cumulative translation adjustment	(12,000,000)	16,000,000	32,000,000
Unrealized gains/(losses) on securities	(1,000,000)	16,000,000	0
Actuarial gains/(losses), Tax	30,000,000	29,000,000	(46,000,000)
Net prior service credit/(cost)	(2,000,000)	(1,000,000)	0
Share-based compensation and treasury shares	(53,000,000)	275,000,000	(608,000,000)
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	434,000,000	550,000,000	1,438,000,000
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Foreign tax rate differential	312,000,000	(11,000,000)	562,000,000
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	312,000,000	(11,000,000)
of which total foreign tax expense	514,000,000	745,000,000
Changes in tax law and rates	182,000,000	170,000,000	119,000,000
of which tax expense caused by the reduction of deferred tax assets due to the impact of the change in UK corporation tax	182,000,000	170,000,000
Non-deductible amortization of other intangible assets and goodwill impairment	0	0	1,000,000
Other non-deductible expenses	382,000,000	444,000,000	621,000,000
of which non-deductible interest expenses	259,000,000	240,000,000
of which non-taxable offshore expenses	8,000,000	80,000,000
of which non-deductible bank levy costs and other non-deductible compensation expenses	57,000,000	49,000,000
Additional taxable income	6,000,000	6,000,000	22,000,000
Lower taxed income	(407,000,000)	(422,000,000)	(765,000,000)
of which tax benefit related to exempt offshore income	29,000,000	52,000,000
of which tax benefit in respect to non-taxable dividend income	40,000,000	47,000,000
of which tax benefit related to non-taxable foreign exchange gains	11,000,000	47,000,000
of which tax benefit related to tax credits	100,000,000	42,000,000
of which tax benefit related non-taxable life insurance income	48,000,000	40,000,000
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	114,000,000
of which tax benefit in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank		116,000,000	130,000,000
of which tax benefit of a legal entity merger			380,000,000
Income taxable to non-controlling interests	(117,000,000)	(312,000,000)	(282,000,000)
Changes in deferred tax valuation allowance	11,000,000	471,000,000	56,000,000
of which tax benefit from the release of valuation allowances on deferred tax assets	820,000,000	7,000,000	199,000,000
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	834,000,000	428,000,000	193,000,000
Tax deductible impairments of Swiss subsidiary investments	(161,000,000)	(55,000,000)	0
Other	(164,000,000)	(382,000,000)	(465,000,000)
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		261,000,000
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	43,000,000	125,000,000	301,000,000
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	48,000,000
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	70,000,000
Income tax expense	478,000,000	459,000,000	1,307,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,800,000,000
Bank | Switzerland
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,170,000,000	(176,000,000)	1,117,000,000
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		129,000,000
Bank | US
Increase/(decrease) in income taxes resulting from:
of which tax benefit or (charge) relating to the increase or (reversal) of deferred tax assets in two of the Group's operating entities, one in Switzerland and one in the US		132,000,000

Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect of temporary differences (CHF)
Compensation and benefits	2,295,000,000	2,262,000,000
Loans	441,000,000	392,000,000
Investment securities	1,805,000,000	1,489,000,000
Provisions	1,760,000,000	1,943,000,000
Business combinations	0	101,000,000
Derivatives	355,000,000	395,000,000
Real estate	243,000,000	212,000,000
Net operating loss carry-forwards	5,181,000,000	7,294,000,000
Other	207,000,000	178,000,000
Gross deferred tax assets before valuation allowance	12,287,000,000	14,266,000,000
Less valuation allowance	(2,554,000,000)	(2,690,000,000)	(2,264,000,000)
Gross deferred tax assets net of valuation allowance	9,733,000,000	11,576,000,000
Compensation and benefits	(174,000,000)	(129,000,000)
Loans	(162,000,000)	(147,000,000)
Investment securities	(1,373,000,000)	(1,356,000,000)
Provisions	(402,000,000)	(379,000,000)
Business combinations	(20,000,000)	(227,000,000)
Derivatives	(295,000,000)	(392,000,000)
Leasing	(40,000,000)	(58,000,000)
Real estate	(78,000,000)	(82,000,000)
Other	(217,000,000)	(296,000,000)
Gross deferred tax liabilities	(2,761,000,000)	(3,066,000,000)
Net deferred tax assets	6,972,000,000	8,510,000,000	9,005,000,000
Net deferred tax assets change	(1,538,000,000)	(495,000,000)
Valuation allowance against deferred tax assets of UK and Asia	215,000,000	419,000,000
Deferral of tax charges	(1,511,000,000)
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	182,000,000	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	529,000,000	377,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(211,000,000)	(37,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	52,000,000	244,000,000
Net deferred tax assets related to the US and UK	6,007,000,000	7,766,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,454,000,000	1,643,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	29,000,000
Due to expire within 2 to 5 years	10,637,000,000
Due to expire within 6 to 10 years	1,996,000,000
Due to expire within 11 to 20 years	2,759,000,000
Amount due to expire	15,421,000,000
Amount not due to expire	11,797,000,000
Total net operating loss carry-forwards	27,218,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,690,000,000	2,264,000,000	2,799,000,000
Net changes	(136,000,000)	426,000,000	(535,000,000)
Balance at end of period	2,554,000,000	2,690,000,000	2,264,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	597,000,000	466,000,000	539,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	41,000,000	(280,000,000)	615,000,000
Tax benefits in respect of tax on dividend equivalent payments	12,000,000	2,000,000	26,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	900,000,000	1,100,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	192,000,000	278,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	373,000,000	578,000,000	964,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33,000,000	54,000,000	53,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58,000,000)	(177,000,000)	(286,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39,000,000	30,000,000	39,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4,000,000)	(65,000,000)	(31,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43,000,000)	(19,000,000)	(91,000,000)
Other (including foreign currency translation)	80,000,000	(28,000,000)	(70,000,000)
Balance at end of period	420,000,000	373,000,000	578,000,000
of which, if recognized, would affect the effective tax rate	414,000,000	366,000,000	554,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	13,000,000	19,000,000	43,000,000
Interest and penalties recognized in the consolidated balance sheets	69,000,000	86,000,000	209,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000
Bank
Tax effect of temporary differences (CHF)
Compensation and benefits	2,279,000,000	2,172,000,000
Loans	441,000,000	392,000,000
Investment securities	1,818,000,000	1,480,000,000
Provisions	1,760,000,000	1,943,000,000
Business combinations	0	101,000,000
Derivatives	343,000,000	385,000,000
Real estate	242,000,000	212,000,000
Net operating loss carry-forwards	5,177,000,000	7,291,000,000
Other	204,000,000	174,000,000
Gross deferred tax assets before valuation allowance	12,264,000,000	14,150,000,000
Less valuation allowance	(2,550,000,000)	(2,689,000,000)	(2,262,000,000)
Gross deferred tax assets net of valuation allowance	9,714,000,000	11,461,000,000
Compensation and benefits	(164,000,000)	(129,000,000)
Loans	(162,000,000)	(147,000,000)
Investment securities	(1,354,000,000)	(1,199,000,000)
Provisions	(402,000,000)	(378,000,000)
Business combinations	(20,000,000)	(227,000,000)
Derivatives	(295,000,000)	(392,000,000)
Leasing	(40,000,000)	(58,000,000)
Real estate	(78,000,000)	(82,000,000)
Other	(208,000,000)	(288,000,000)
Gross deferred tax liabilities	(2,723,000,000)	(2,900,000,000)
Net deferred tax assets	6,991,000,000	8,561,000,000	9,020,000,000
Net deferred tax assets change	(1,570,000,000)	(459,000,000)
Valuation allowance against deferred tax assets of UK and Asia	215,000,000	419,000,000
Deferral of tax charges	(1,511,000,000)
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK and Japan	182,000,000	172,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	529,000,000	377,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(213,000,000)	(30,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	22,000,000	(215,000,000)
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	29,000,000
Due to expire within 2 to 5 years	10,637,000,000
Due to expire within 6 to 10 years	1,981,000,000
Due to expire within 11 to 20 years	2,759,000,000
Amount due to expire	15,406,000,000
Amount not due to expire	11,778,000,000
Total net operating loss carry-forwards	27,184,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,689,000,000	2,262,000,000	2,794,000,000
Net changes	(139,000,000)	427,000,000	(532,000,000)
Balance at end of period	2,550,000,000	2,689,000,000	2,262,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	596,000,000	464,000,000	536,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	30,000,000	(277,000,000)	615,000,000
Tax benefits in respect of tax on dividend equivalent payments	12,000,000	1,000,000	26,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,000,000,000	1,000,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	192,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	370,000,000	578,000,000	944,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	33,000,000	54,000,000	53,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(58,000,000)	(177,000,000)	(286,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	38,000,000	29,000,000	37,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4,000,000)	(65,000,000)	(12,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(43,000,000)	(19,000,000)	(88,000,000)
Other (including foreign currency translation)	80,000,000	(30,000,000)	(70,000,000)
Balance at end of period	416,000,000	370,000,000	578,000,000
of which, if recognized, would affect the effective tax rate	410,000,000	364,000,000	553,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations	13,000,000	19,000,000	42,000,000
Interest and penalties recognized in the consolidated balance sheets	64,000,000	82,000,000	206,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000

Tax (Details 3) (CHF)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net deferred tax assets (CHF million)
Deferred tax assets	7,102,000,000	8,939,000,000
Net operating loss carry-forwards	5,181,000,000	7,294,000,000
Deferred tax liabilities	130,000,000	429,000,000
Deferred Tax Assets (Liabilities), Net	6,972,000,000	8,510,000,000	9,005,000,000
Net deferred tax assets change	(1,538,000,000)	(495,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	211,000,000	37,000,000
Accumulated undistributed earnings from foreign subsidiaries	7,300,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000
Bank
Net deferred tax assets (CHF million)
Deferred tax assets	7,094,000,000	8,843,000,000
Net operating loss carry-forwards	5,177,000,000	7,291,000,000
Deferred tax liabilities	103,000,000	282,000,000
Deferred Tax Assets (Liabilities), Net	6,991,000,000	8,561,000,000	9,020,000,000
Net deferred tax assets change	(1,570,000,000)	(459,000,000)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	213,000,000	30,000,000
Accumulated undistributed earnings from foreign subsidiaries	6,800,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	4,000,000

Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	3,048	3,052	3,585
Total shares delivered (million)
Total shares delivered (in shares)	31.6	24.2	47.3
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	677	0	0
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	286	1,106	963
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	165	253	0
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	362	334	422
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	173	3	45
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	578
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	366	0	0
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	786	767	294
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	97	415	561
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	62	174	723
Stock compensation plan | Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	(1)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	74	0	0
Bank
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	3,020	3,014	3,547
Bank | 2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	675	0	0
Bank | Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	281	1,087	948
Bank | Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	165	252	0
Bank | Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	363	337	421
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	173	3	45
Bank | Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	574
Bank | Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	362	0	0
Bank | Stock compensation plan
Total shares delivered (million)
Total shares delivered (in shares)	30.9	23.7	46.7
Bank | Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	773	759	293
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	95	404	552
Bank | Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	62	172	716
Bank | Stock compensation plan | Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	(2)
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	71	0	0

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,108
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	54
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	161
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	706
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	73
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	42
Bank
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,097
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Bank | Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	54
Bank | Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	158
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	700
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	41

Employee deferred compensation (Details 3)	12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended					1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 year	Dec. 31, 2012 Stock options Share options CHF year	Dec. 31, 2011 Stock options Share options CHF	Dec. 31, 2010 Stock options Share options CHF	Jan. 31, 2013 Stock options Share options	Dec. 31, 2012 Stock options Share options Maximum	Jan. 31, 2013 Performance shares Performance share awards CHF year	Jan. 31, 2012 Performance shares Performance share awards CHF	Dec. 31, 2012 Performance shares Performance share awards CHF day year	Jan. 17, 2013 Performance shares Performance share awards CHF	Jan. 31, 2013 Stock compensation plan Share awards CHF year	Jan. 31, 2012 Stock compensation plan Share awards CHF	Jan. 31, 2011 Stock compensation plan Share awards CHF year	Dec. 31, 2012 Stock compensation plan Share awards USD ($) year day	Dec. 31, 2012 Stock compensation plan Share awards CHF	Dec. 31, 2011 Stock compensation plan Share awards CHF	Dec. 31, 2010 Stock compensation plan Share awards CHF	Jan. 17, 2013 Stock compensation plan Share awards CHF	Jan. 31, 2013 Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Stock compensation plan Blocked shares CHF	Jan. 31, 2011 Stock compensation plan Blocked shares CHF	Dec. 31, 2012 Stock compensation plan Blocked shares	Dec. 31, 2012 Stock compensation plan Blocked shares Minimum month year	Dec. 31, 2012 Stock compensation plan Blocked shares Maximum year	Jan. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Stock compensation plan Scaled Incentive Share Unit (SISU) CHF year	Dec. 31, 2011 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Stock compensation plan Scaled Incentive Share Unit (SISU) Maximum	Jan. 31, 2010 Stock compensation plan SISU base unit CHF	Dec. 31, 2012 Stock compensation plan SISU base unit year	Jan. 31, 2010 Stock compensation plan SISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan SISU leverage unit year	Jan. 31, 2010 Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Stock compensation plan Incentive Share Unit (ISU) year	Dec. 31, 2011 Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2010 Stock compensation plan Incentive Share Unit (ISU)	Jan. 31, 2010 Stock compensation plan Incentive Share Unit (ISU) Maximum	Jan. 31, 2010 Stock compensation plan ISU base unit CHF	Dec. 31, 2012 Stock compensation plan ISU base unit Minimum	Jan. 31, 2010 Stock compensation plan ISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan ISU leverage unit year	Dec. 31, 2011 Stock compensation plan ISU leverage unit CHF	Dec. 31, 2012 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2012 Bank Stock options Share options CHF	Dec. 31, 2011 Bank Stock options Share options CHF	Dec. 31, 2010 Bank Stock options Share options CHF	Jan. 31, 2012 Bank Stock options Share options	Dec. 31, 2012 Bank Stock options Share options Maximum	Jan. 31, 2013 Bank Performance shares Performance share awards CHF	Jan. 31, 2012 Bank Performance shares Performance share awards CHF	Dec. 31, 2012 Bank Performance shares Performance share awards CHF year	Jan. 17, 2013 Bank Performance shares Performance share awards CHF	Jan. 31, 2013 Bank Stock compensation plan Share awards CHF	Jan. 31, 2012 Bank Stock compensation plan Share awards CHF	Jan. 31, 2011 Bank Stock compensation plan Share awards CHF	Dec. 31, 2012 Bank Stock compensation plan Share awards CHF year	Dec. 31, 2011 Bank Stock compensation plan Share awards CHF	Dec. 31, 2010 Bank Stock compensation plan Share awards CHF	Jan. 17, 2013 Bank Stock compensation plan Share awards CHF	Jan. 31, 2013 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2012 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2011 Bank Stock compensation plan Blocked shares CHF	Jan. 31, 2010 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Bank Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2011 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2010 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2011 Bank Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2010 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Adjustable Performance Plan share awards
Significant fair value assumptions
Expected volatility, in % (as a percent)																										33.42%										33.52%																													33.42%					33.52%
Expected dividend cash flows, in CHF
2010 (in CHF per share)																										1.45										1.45																													1.45					1.45
2011 (in CHF per share)																										1.55										1.55																													1.55					1.55
2012 (in CHF per share)																										1.65										1.65																													1.65					1.65
2013 (in CHF per share)																										1.75																																							1.75
Expected risk-free interest rate, in % (as a percent)																										1.26%										1.00%																													1.26%					1.00%
Expected term																										4 years 0 months 0 days										3 years 0 months 0 days																													4 years 0 months 0 days					3 years 0 months 0 days
Share award equal to number of Group share awards (in shares)									1					1	1							1																		1
Number of business days considered for calculating average price of the entity's share									12					12	12
Minimum total compensation of certain employees to whom share awards are granted														$ 250,000	250,000
Portion of awards that would vest on each anniversary of the grant date														-	-
Vesting period (in years)									3				4	3	3								0	5		4					4		4		3							3
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares																						50.00%
Total awards granted							26,400,000	23,500,000																																										26,000,000	23,200,000
Total value of awards granted							660,000,000	516,000,000			950,000,000	438,000,000	1,430,000,000						6,000,000	11,000,000	35,000,000																													651,000,000	509,000,000			947,000,000	432,000,000	1,408,000,000					3,000,000	9,000,000	30,000,000
Grant-date fair value (in CHF per share)							26.44	23.9																																				16.79
Period for which other share-based awards are blocked after the shares vest (in months / years)																							6	3
Moratorium period on early retirement, determined from grant date (in years)	2
Limit on multiple of the grant value of Group shares that can be received for each ISU granted																													3									3
Limit on number of Group shares that can be received for each award granted (in shares)																													3									5
Scaling factor to be applied to the grant value of share awards																													2.5
Number of Group shares at settlement for each Incentive Share Unit (in shares)																																										0.986
Estimated unrecognized compensation expense determined on the basis of fair value of the share-based compensation awards																		935,000,000																																										932,000,000
Number of share awards
Balance at beginning of period (in shares)							23,300,000				55,800,000	48,100,000	17,300,000	48,100,000	48,100,000	17,300,000	15,500,000									14,700,000	20,400,000							41,500,000	13,300,000	37,700,000	41,500,000													22,900,000				55,100,000	47,600,000	17,300,000	47,600,000	17,300,000	15,500,000						14,400,000	20,000,000		40,200,000	13,200,000	37,200,000	40,200,000
Granted (in shares)									23,700,000		37,900,000	20,000,000	34,500,000	25,100,000	25,100,000	40,500,000	7,200,000		200,000	500,000	800,000				21,100,000			21,100,000						6,000,000			6,000,000							31,000,000								23,300,000		37,800,000	19,700,000	34,000,000	24,500,000	39,800,000	7,100,000		100,000	400,000	700,000	20,700,000			20,700,000	6,000,000			6,000,000	29,900,000
Settled (in shares)														(14,900,000)	(14,900,000)	(7,600,000)	(5,000,000)									(4,900,000)	(5,100,000)	(200,000)							(8,800,000)	(23,300,000)	(8,400,000)																				(14,600,000)	(7,400,000)	(4,900,000)						(4,800,000)	(5,000,000)	(200,000)		(8,700,000)	(23,000,000)	(8,200,000)
Forfeited (in shares)									(400,000)					(2,500,000)	(2,500,000)	(2,100,000)	(400,000)									(200,000)	(600,000)	(500,000)							(900,000)	(1,100,000)	(1,400,000)							(200,000)								(400,000)					(2,400,000)	(2,100,000)	(400,000)						(200,000)	(600,000)	(500,000)		(900,000)	(1,000,000)	(800,000)	(200,000)
Balance at end of period (in shares)									23,300,000					55,800,000	55,800,000	48,100,000	17,300,000									9,600,000	14,700,000	20,400,000							3,600,000	13,300,000	37,700,000							30,800,000								22,900,000					55,100,000	47,600,000	17,300,000						9,400,000	14,400,000	20,000,000		3,600,000	13,200,000	37,200,000	29,700,000
of which vested (in shares)									900,000					3,900,000	3,900,000	1,800,000	1,300,000									1,700,000	1,000,000	200,000							400,000	1,400,000	3,900,000							300,000								900,000					3,900,000	1,800,000	1,300,000						1,700,000	1,000,000	200,000		400,000	1,400,000	3,900,000	300,000
of which unvested (in shares)									22,400,000					51,900,000	51,900,000	46,300,000	16,000,000									7,900,000	13,700,000	20,200,000							3,200,000	11,900,000	33,800,000							30,500,000								22,000,000					51,200,000	45,800,000	16,000,000						7,700,000	13,400,000	19,800,000		3,200,000	11,800,000	33,300,000	29,400,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)							23.9				34.28	41.91	43.86		41.91	43.86	45.67																																	23.9				34.27	41.91	43.86	41.91	43.86	45.67
Weighted-average grant-date fair value - Granted (in CHF per share)									23.9		26.44	23.9	42.51		23.44	41.08	45.38													50.3		13.44							50.3		13.45											23.9					23.39	41.03	45.3
Weighted-average grant-date fair value - Settled (in CHF per share)															40.2	43.32	48.43																																								40.43	43.39	48.39
Weighted-average grant-date fair value - Forfeited (in CHF per share)									23.9						37.36	43.39	51.65																																			23.9					36.96	43.39	51.65
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)									23.9						34.28	41.91	43.86																																			23.9					34.27	41.91	43.86
Share options:
Share options expiration (in years)		10
Weighted-average remaining contractual term						0 years 2 months 14 days																																											0 years 2 months 14 days
Total intrinsic value of options exercised		0	1,000,000	8,000,000																																									0	1,000,000	8,000,000
Cash received from options exercised		0	2,000,000	32,000,000																																									0	2,000,000	32,000,000
Share option activities
Number of share options - Balance at beginning of period		16,900,000	29,800,000	34,900,000																																									16,500,000	28,300,000	32,800,000
Number of share options - Exercised		0	(100,000)	(800,000)																																									0	(100,000)	(800,000)
Number of share options - Settled																																													0	0	0
Number of share options - Expired		(11,600,000)	(12,800,000)	(4,300,000)																																									(11,300,000)	(11,700,000)	(3,700,000)
Number of share options - Balance at end of period		5,300,000	16,900,000	29,800,000																																									5,200,000	16,500,000	28,300,000
Number of share options - Exercisable at end of period		5,300,000	16,900,000	29,800,000																																									5,200,000	16,500,000	28,300,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)		51	64.58	63.49																																									50.99	63.94	62.68
Weighted-average exercise price - Exercised (in CHF per share)		0	31.78	40.12																																									0	31.74	40.12
Weighted-average exercise price - Settled (in CHF per share)																																													0	0	0
Weighted-average exercise price - Expired (in CHF per share)		59.36	82.61	60.37																																									59.4	82.41	57.98
Weighted-average exercise price - Balance at end of period (in CHF per share)		32.59	51	64.58																																									32.61	50.99	63.94
Weighted-average exercise price - Exercisable at end of period (in CHF per share)		32.59	51	64.58																																									32.61	50.99	63.94
Additional share options expired (in shares)					4,800,000																																											4,700,000
Aggregate intrinsic value of options outstanding and exercisable		0																																											0
Estimated unrecognized compensation expense										677,000,000																																											668,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)							3				3																																									3					3
Minimum predefined target price for settlement of shares (in CHF per share)																																											58.45
Amount that additional shares may negatively be adjusted by if the average Group share price is below target, but not below (in shares)																										0

Employee deferred compensation (Details 4)	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 year	Jan. 31, 2012 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) year	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) Minimum USD ($) year	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) Maximum	Jan. 31, 2013 Restricted Cash Awards CHF	Jan. 31, 2011 Restricted Cash Awards CHF	Dec. 31, 2012 Restricted Cash Awards year	Jan. 17, 2013 Restricted Cash Awards CHF	Mar. 31, 2012 2008 Partner Asset Facility (PAF) awards year	Dec. 31, 2012 2008 Partner Asset Facility (PAF) awards year	Jun. 30, 2012 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards	Jan. 31, 2011 Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Adjustable Performance Plan cash awards CHF year	Dec. 31, 2012 Cash Retention Awards (CRA) CHF year	Jan. 31, 2013 Plus Bond awards CHF year	Dec. 31, 2012 Plus Bond awards CHF	Dec. 31, 2012 Plus Bond awards Minimum USD ($)	Jan. 31, 2012 Bank 2011 Partner Asset Facility (PAF2) CHF	Jan. 31, 2011 Bank Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Bank Adjustable Performance Plan cash awards CHF
Other compensation benefits
Threshold of losses resulting from defaults made by the entity's counterparties in the portfolio				$ 500,000,000															$ 600,000,000
Annual return on balance of the PAF2 awards granted throughout the maturity period (CHF percent)			5.00%
Annual return on balance of the PAF2 awards granted throughout the maturity period (USD percent)			6.50%
Vesting Period (in years)			3					3		3					4	2
Annual negative adjustment outstanding APP awards (as a percent)															15.00%
Total value of awards granted		499,000,000				299,000,000	465,000,000							1,102,000,000				187,000,000		497,000,000	1,099,000,000
The amount of the cash component of variable compensation that must be exceeded to receive Cash Retention Awards (in CHF)																300,000
Loss amount for each negative adjustment to outstanding APP awards															1,000,000,000
Contractual term of PAF2 award (in years)				4	9						8
Percentage of employees electing to exchange their existing awards for new awards												41.00%	35.00%		50.00%							50.00%
Reference rate applied on the notional value of the award granted during the contractual term											LIBOR							LIBOR
Basis points added to reference rate applied on the notional value of the award granted during the contractual term (in basis points)											250
Percentage added to reference rate applied on the notional value of the award granted during the contractual term (in %)																		7.88%
Annual cash payment of the notional value of the awards (as a percent)											20.00%
Estimated unrecognized compensation expense									299,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)			3														3
Moratorium period on early retirement, determined from grant date (in years)	2
Amount of APP cash awards that were converted into APP share awards															498,000,000							479,000,000
Amount relating to the liability of APP cash awards reclassified into total shareholders' equity															453,000,000							435,000,000
Conversion price															16.29
Amount reallocated by employees outside of Investment Banking																	38,000,000
Amount over which PAF holders will bear losses				$ 500,000,000

Related parties (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	22	18	19
Additions	3	5	5
Reductions	(17)	(1)	(6)
Balance at end of period	8	22	18
Loans to members of the Executive Board, number of members	3	6
Loans to members of the Executive Board, term (in years)	10
Highest loan outstanding with an individual Executive Board member	4
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	34	35	25
Additions	12	2	14
Reductions	(5)	(3)	(4)
Balance at end of period	41	34	35
Loans to members of the Board of Directors, number of members	5	7
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	13	45	83
Net borrowings/(repayments)	(1)	(32)	(38)
Balance at end of period	12	13	45
Bank
Activity in loans to related parties
Balance at end of period	7,894	7,950
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	22	18	19
Additions	3	5	5
Reductions	(17)	(1)	(6)
Balance at end of period	8	22	18
Loans to members of the Executive Board, number of members	3	6
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	33	34	24
Additions	13	2	14
Reductions	(5)	(3)	(4)
Balance at end of period	41	33	34
Loans to members of the Board of Directors, number of members	5	6

Related parties (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2012 Other unconsolidated SPEs	Dec. 31, 2011 Other unconsolidated SPEs	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	3,232	2,790		78	26	2,804	2,263
Amount invested by Swiss pension fund into Mandatory Convertible Securities			350
Coupon rate of Mandatory Convertible Securities (as a percent)		2.00%
Shares issuable on conversion of Mandatory Convertible Securities (in shares)		16.5

Related parties (Details 3) Share data in Millions, unless otherwise specified	Feb. 28, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Feb. 28, 2011 Buffer Capital Notes (BCN)	Mar. 29, 2013 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Jul. 31, 2012 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Feb. 28, 2012 Arcapita Bank B.S.C. USD ($)	Feb. 28, 2011 Qatar Investment Authority (QIA) and The Olayan Group Buffer Capital Notes (BCN) USD ($)	Feb. 28, 2011 Qatar Investment Authority (QIA) and The Olayan Group Buffer Capital Notes (BCN) CHF	Jul. 31, 2012 The Olayan Group Buffer Capital Notes (BCN) USD ($)	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF
Related party disclosures
Value of investor securities issued to raise capital						3,800,000,000
Securities without preferential subscription rights purchased by strategic investors						2,000,000,000
Number of convertible shares					233.5
Conversion price of financial securities					16.29
USD tier 1 buffer capital notes that investor agreed to purchase								3,450,000,000
USD holdings of tier 1 capital notes that investors exchanged into buffer capital notes								3,500,000,000		1,725,000,000
Interest rate that is payable on investors USD holdings of tier 1 capital notes (in %)								9.50%	9.50%
Interest rate on USD original holdings of tier 1 capital notes (in %)								11.00%	11.00%
CHF tier 1 buffer capital notes that investor agreed to purchase									2,500,000,000
CHF holdings of tier 1 capital notes that investors exchanged into buffer capital notes									2,500,000,000
Interest rate that is payable on investors CHF holdings of tier 1 capital notes (in %)								9.00%	9.00%
Interest rate on CHF original holdings of tier 1 capital notes (in %)								10.00%	10.00%
Percentage that common equity tier 1 capital falls under that will require buffer capital notes to be converted into ordinary shares								7.00%	7.00%
Amount invested in Plus Bond instruments with thier own funds	9,000,000
Recorded investment, with a specific allowance		1,511,000,000	1,547,000,000				30,000,000				1,188,000,000	1,228,000,000
Amount below which if CET1 ratio falls, the conversion of the tier 1 BCN will be triggered				5.00%
Percentage of volume weighted average market price for the two days preceeding the transation to which the conversion price corresponds						95.00%
Period over which the daily volume weighted average sales price is determined				0 years 0 months 5 days
Call date				5 years 0 months 0 days
Amount of preferential subscription rights exercised by shareholders						1,800,000,000
Securities with preferential subscription rights exercised by shareholders						1,800,000,000

Related parties (Details 4) (Bank, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	386	977
Interest-bearing deposits with banks	1,775	1,910
Trading assets	213	268
Net loans	7,894	7,950
Other assets	58	67
Total assets	10,326	11,172
Liabilities
Due to banks/customer deposits	1,915	2,856
Trading liabilities	209	21
Long-term debt	4,907	6,872
Other liabilities	206	227
Total liabilities	7,237	9,976
Related party revenues and expenses
Interest and dividend income	54	61	78
Interest expense	(117)	(195)	(252)
Net interest income	(63)	(134)	(174)
Commissions and fees	6	(50)	(71)
Other revenues	174	201	205
Net revenues	117	17	(40)
Total operating expenses	270	309	400
Related party guarantees
Guarantees	1	4
Credit guarantees and similar instruments
Related party guarantees
Guarantees	1	1
Performance guarantees and similar instruments
Related party guarantees
Guarantees	0	1
Derivatives
Related party guarantees
Guarantees	0	0
Other guarantees
Related party guarantees
Guarantees	0	2

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total pension costs (CHF million)
Total pension costs		360	240	241
Fair value of plan assets (CHF million)
Beginning of the measurement period		16,190
End of the measurement period	16,190	17,233	16,190
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	603	16	603
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,751)	(3,801)	(3,751)
Prior service credit/(cost)	362	610	362
Total	(3,389)	(3,191)	(3,389)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		1	(172)	(82)
Actuarial gains/(losses), Net		(351)	(758)
Prior service credit/(cost), Net		319	383
Amortization of actuarial losses/ (gains), Net		169	105
Amortization of prior service cost/(credit), Net		(42)	12
Immediate recognition due to curtailment/settlement, Net		103	38
Total amounts recognized in other comprehensive income, Net		198	(220)
Defined benefit pension plans
Contributions disclosures
Contribution to be made by the entity in next fiscal year		463
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,696)	(3,748)	(3,696)
Prior service credit/(cost)	358	607	358
Total	(3,338)	(3,141)	(3,338)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(437)	(965)
Actuarial gains/(losses), Tax		92	216
Actuarial gains/(losses), Net		(345)	(749)
Prior service credit/(cost), Gross		402	485
Prior service credit/(cost), Tax		(83)	(102)
Prior service credit/(cost), Net		319	383
Amortization of actuarial losses/(gains), Gross		218	135
Amortization of actuarial losses/(gains), Tax		(57)	(35)
Amortization of actuarial losses/ (gains), Net		161	100
Amortization of prior service cost/(credit), Gross		(53)	17
Amortization of prior service cost/(credit), Tax		12	(4)
Amortization of prior service cost/(credit), Net		(41)	13
Immediate recognition due to curtailment/settlement, Gross		131	49
Immediate recognition due to curtailment/settlement, Tax		(28)	(11)
Immediate recognition due to curtailment/settlement, Net		103	38
Total amounts recognized in other comprehensive income, Gross		261	(279)
Total amounts recognized in other comprehensive income, Tax		(64)	64
Total amounts recognized in other comprehensive income, Net		197	(215)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		251
Amortization of prior service cost/(credit)		(76)
Total		175
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)		80.00%	81.00%
Value of plan assets (as a percent)		83.00%	84.00%
Pension benefit obligation (as a percent)		83.00%	83.00%
Total pension costs (CHF million)
Service costs on benefit obligation		347	319	269
Interest costs on benefit obligation		378	416	453
Expected return on plan assets		(617)	(668)	(637)
Amortization of recognized prior service cost/(credit)		(52)	17	17
Amortization of recognized actuarial losses/(gains)		144	84	86
Net periodic pension costs		200	168	188
Settlement losses/(gains)		90	0	1
Curtailment losses/(gains)		(35)	1	0
Special termination benefits		19	10	2
Total pension costs		274	179	191
PBO (CHF million)
Beginning of the measurement period		13,944	13,813
Plan participant contributions		231	240
Service costs		347	319	269
Interest costs		378	416	453
Plan amendments		(402)	(483)
Settlements		(335)	0
Curtailments		(64)	(51)
Special termination benefits		19	10
Actuarial losses/(gains)		855	302
Plans removed		0	0
Benefit payments		(677)	(622)
Exchange rate losses/(gains)		0	0
End of the measurement period	13,944	14,296	13,944	13,813
Fair value of plan assets (CHF million)
Beginning of the measurement period		13,604	13,428
Actual return on plan assets		1,035	(121)
Employer contributions		482	679
Plan participant contributions		231	240
Settlements		(335)	0
Benefit payments		(677)	(622)
Exchange rate gains/(losses)		0	0
End of the measurement period	13,604	14,340	13,604	13,428
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(340)	44	(340)
Total funded status recognized in the consolidated balance sheet at December 31	(340)	44	(340)
Total amount recognized (CHF million)
Noncurrent assets	0	45	0
Current liabilities	0	0	0
Noncurrent liabilities	(340)	(1)	(340)
Total amount recognized in the consolidated balance sheet at December 31	(340)	44	(340)
ABO (CHF million)
End of the measurement period	13,467	13,821	13,467
Contributions disclosures
Special contribution made by the Group	203
Net benefit pension cost (%)
Discount rate (as a percent)		2.80%	3.10%	3.50%
Salary increases (as a percent)		1.40%	2.00%	2.60%
Expected long-term rate of return on plan assets (as a percent)		4.30%	4.80%	4.80%
Benefit obligation (%)
Discount rate (as a percent)	2.80%	2.20%	2.80%	3.10%
Salary increases (as a percent)	1.40%	1.20%	1.40%	2.00%
Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		9.00%
Group's contribution as a percentage of employees' contribution		200.00%
Defined benefit pension plans - Switzerland, annuity section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		12.50%
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions, number of contribution levels		3
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		5.00%
Employer contributions (as a percent)		7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		14.00%
Employer contributions (as a percent)		25.00%
Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		30	33	30
Interest costs on benefit obligation		127	123	134
Expected return on plan assets		(164)	(160)	(163)
Amortization of recognized prior service cost/(credit)		(1)	0	1
Amortization of recognized actuarial losses/(gains)		74	51	36
Net periodic pension costs		66	47	38
Settlement losses/(gains)		0	0	(2)
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Total pension costs		66	47	36
PBO (CHF million)
Beginning of the measurement period		2,675	2,373
Plan participant contributions		0	0
Service costs		30	33	30
Interest costs		127	123	134
Plan amendments		0	(2)
Settlements		0	(1)
Curtailments		(12)	1
Special termination benefits		1	4
Actuarial losses/(gains)		70	199
Plans removed		(6)	0
Benefit payments		(103)	(56)
Exchange rate losses/(gains)		(9)	1
End of the measurement period	2,675	2,773	2,675	2,373
Fair value of plan assets (CHF million)
Beginning of the measurement period		2,586	2,121
Actual return on plan assets		234	485
Employer contributions		158	33
Plan participant contributions		0	0
Settlements		0	(1)
Benefit payments		(103)	(56)
Exchange rate gains/(losses)		18	4
End of the measurement period	2,586	2,893	2,586	2,121
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	120	(89)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	120	(89)
Total amount recognized (CHF million)
Noncurrent assets	498	695	498
Current liabilities	(8)	(7)	(8)
Noncurrent liabilities	(579)	(568)	(579)
Total amount recognized in the consolidated balance sheet at December 31	(89)	120	(89)
ABO (CHF million)
End of the measurement period	2,584	2,714	2,584
Net benefit pension cost (%)
Discount rate (as a percent)		4.80%	5.50%	6.00%
Salary increases (as a percent)		4.00%	4.20%	4.30%
Expected long-term rate of return on plan assets (as a percent)		6.40%	7.30%	7.20%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.50%	4.80%	5.50%
Salary increases (as a percent)	4.00%	4.00%	4.00%	4.20%
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(53)	(55)
Prior service credit/(cost)	4	3	4
Total	(51)	(50)	(51)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(10)	(15)
Actuarial gains/(losses), Tax		4	6
Actuarial gains/(losses), Net		(6)	(9)
Prior service credit/(cost), Gross		0	0
Prior service credit/(cost), Tax		0	0
Prior service credit/(cost), Net		0	0
Amortization of actuarial losses/(gains), Gross		13	9
Amortization of actuarial losses/(gains), Tax		(5)	(4)
Amortization of actuarial losses/ (gains), Net		8	5
Amortization of prior service cost/(credit), Gross		(2)	(2)
Amortization of prior service cost/(credit), Tax		1	1
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Gross		0	0
Immediate recognition due to curtailment/settlement, Tax		0	0
Immediate recognition due to curtailment/settlement, Net		0	0
Total amounts recognized in other comprehensive income, Gross		1	(8)
Total amounts recognized in other comprehensive income, Tax		0	3
Total amounts recognized in other comprehensive income, Net		1	(5)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		7
Amortization of prior service cost/(credit)		0
Total		7
Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		1	0	1
Interest costs on benefit obligation		8	7	9
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)		13	9	6
Net periodic pension costs		20	14	14
Settlement losses/(gains)		0	0	0
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Total pension costs		20	14	14
PBO (CHF million)
Beginning of the measurement period		174	160
Plan participant contributions		0	0
Service costs		1	0	1
Interest costs		8	7	9
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		10	15
Plans removed		0	0
Benefit payments		(8)	(8)
Exchange rate losses/(gains)		(5)	0
End of the measurement period	174	180	174	160
Fair value of plan assets (CHF million)
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		8	8
Plan participant contributions		0	0
Settlements		0	0
Benefit payments		(8)	(8)
Exchange rate gains/(losses)		0	0
End of the measurement period	0	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(180)	(174)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
Total amount recognized (CHF million)
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(166)	(172)	(166)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
ABO (CHF million)
End of the measurement period	0	0	0
Contributions disclosures
Contribution to be made by the entity in next fiscal year		8
Net benefit pension cost (%)
Discount rate (as a percent)		4.70%	5.50%	6.10%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.30%	4.70%	5.50%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		9.00%	9.00%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		1.4	1.3	1.5
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		27	23	26
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		1.1	1.1	1.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		22	19	21
Bank
Total pension costs (CHF million)
Total pension costs		86	61	50
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	263	60	263
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(729)	(670)	(729)
Prior service credit/(cost)	4	3	4
Total	(725)	(667)	(725)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		30	29	(46)
Actuarial gains/(losses), Net		(6)	103
Amortization of actuarial losses/ (gains), Net		55	39
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Net		10
Total amounts recognized in other comprehensive income, Net		58	141
Bank | Defined benefit pension plans - Switzerland
Total pension costs (CHF million)
Entity's calculated amortization		88	96	98
Entity's calculated reduction compared to group plan contribution		197	476	472
PBO (CHF million)
Entity contribution to the group plan (as a percent)		95.00%
Funded status recognized (CHF million)
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis	(323)	42	(323)
ABO (CHF million)
Funded status of the plan - overfunded/(underfunded), basis ABO	137	519	137
Contributions disclosures
Contributions by the entity to the group plan		403
Bank | Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Group's contribution as a percentage of employees' contribution		200.00%
Bank | Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		7.50%
Bank | Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		25.00%
Bank | Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		30	33	30
Interest costs on benefit obligation		127	123	134
Expected return on plan assets		(164)	(160)	(163)
Amortization of recognized prior service cost/(credit)		(1)	0	1
Amortization of recognized actuarial losses/(gains)		74	51	36
Net periodic pension costs		66	47	38
Settlement losses/(gains)		0	0	(2)
PBO (CHF million)
Beginning of the measurement period		2,675	2,373
Service costs		30	33	30
Interest costs		127	123	134
Plan amendments		0	(2)
Settlements		0	(1)
Curtailments		(12)	1
Special termination benefits		1	4
Actuarial losses/(gains)		70	199
Plans removed		(6)	0
Benefit payments		(103)	(56)
Exchange rate losses/(gains)		(9)	1
End of the measurement period	2,675	2,773	2,675	2,373
Fair value of plan assets (CHF million)
Beginning of the measurement period		2,586	2,121
Actual return on plan assets		234	485
Employer contributions		158	33
Settlements		0	(1)
Benefit payments		(103)	(56)
Exchange rate gains/(losses)		18	4
End of the measurement period	2,586	2,893	2,586	2,121
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	120	(89)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	120	(89)
Total amount recognized (CHF million)
Noncurrent assets	498	695	498
Current liabilities	(8)	(7)	(8)
Noncurrent liabilities	(579)	(568)	(579)
Total amount recognized in the consolidated balance sheet at December 31	(89)	120	(89)
ABO (CHF million)
End of the measurement period	2,584	2,714	2,584
Contributions disclosures
Contribution to be made by the entity in next fiscal year		47
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(674)	(617)	(674)
Prior service credit/(cost)	0	0	0
Total	(674)	(617)	(674)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		0	126
Actuarial gains/(losses), Tax		0	(14)
Actuarial gains/(losses), Net		0	112
Amortization of actuarial losses/(gains), Gross		74	51
Amortization of actuarial losses/(gains), Tax		(27)	(17)
Amortization of actuarial losses/ (gains), Net		47	34
Amortization of prior service cost/(credit), Gross		(1)	0
Amortization of prior service cost/(credit), Tax		1	0
Amortization of prior service cost/(credit), Net		0	0
Immediate recognition due to curtailment/settlement, Gross		12
Immediate recognition due to curtailment/settlement, Tax		(2)
Immediate recognition due to curtailment/settlement, Net		10
Total amounts recognized in other comprehensive income, Gross		85	177
Total amounts recognized in other comprehensive income, Tax		(28)	(31)
Total amounts recognized in other comprehensive income, Net		57	146
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		47
Total		47
Net benefit pension cost (%)
Discount rate (as a percent)		4.80%	5.50%	6.00%
Salary increases (as a percent)		4.00%	4.20%	4.30%
Expected long-term rate of return on plan assets (as a percent)		6.40%	7.30%	7.20%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.50%	4.80%	5.50%
Salary increases (as a percent)	4.00%	4.00%	4.00%	4.20%
Bank | Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		1	0	1
Interest costs on benefit obligation		8	7	9
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)		13	9	6
Net periodic pension costs		20	14	14
Settlement losses/(gains)		0	0	0
PBO (CHF million)
Beginning of the measurement period		174	160
Service costs		1	0	1
Interest costs		8	7	9
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		10	15
Plans removed		0	0
Benefit payments		(8)	(8)
Exchange rate losses/(gains)		(5)	0
End of the measurement period	174	180	174	160
Fair value of plan assets (CHF million)
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		8	8
Settlements		0	0
Benefit payments		(8)	(8)
Exchange rate gains/(losses)		0	0
End of the measurement period	0	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(180)	(174)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
Total amount recognized (CHF million)
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(166)	(172)	(166)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
ABO (CHF million)
End of the measurement period	0	0	0
Contributions disclosures
Contribution to be made by the entity in next fiscal year		8
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(53)	(55)
Prior service credit/(cost)	4	3	4
Total	(51)	(50)	(51)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(10)	(15)
Actuarial gains/(losses), Tax		4	6
Actuarial gains/(losses), Net		(6)	(9)
Amortization of actuarial losses/(gains), Gross		13	9
Amortization of actuarial losses/(gains), Tax		(5)	(4)
Amortization of actuarial losses/ (gains), Net		8	5
Amortization of prior service cost/(credit), Gross		(2)	(2)
Amortization of prior service cost/(credit), Tax		1	1
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Gross		0
Immediate recognition due to curtailment/settlement, Tax		0
Immediate recognition due to curtailment/settlement, Net		0
Total amounts recognized in other comprehensive income, Gross		1	(8)
Total amounts recognized in other comprehensive income, Tax		0	3
Total amounts recognized in other comprehensive income, Net		1	(5)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		7
Total		7
Net benefit pension cost (%)
Discount rate (as a percent)		4.70%	5.50%	6.10%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.30%	4.70%	5.50%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		9.00%	9.00%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		1.4	1.3	1.5
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		27	23	26
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		1.1	1.1	1.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		22	19	21

Pension and other post-retirement benefits (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	14,296	13,944	13,813
ABO	13,821	13,467
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	6	13,937
ABO	5	13,460
Fair value of plan assets	5	13,597
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	6	0
ABO	5	0
Fair value of plan assets	5	0
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,773	2,675	2,373
ABO	2,714	2,584
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,400	1,340
ABO	1,364	1,304
Fair value of plan assets	825	753
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,382	1,326
ABO	1,354	1,296
Fair value of plan assets	810	741
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	2,773	2,675	2,373
ABO	2,714	2,584
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,400	1,340
ABO	1,364	1,304
Fair value of plan assets	825	753
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,382	1,326
ABO	1,354	1,296
Fair value of plan assets	810	741

Pension and other post-retirement benefits (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	17,233	16,190
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	14,340	13,604	13,428
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,893	2,586	2,121
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	6,010	5,043
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,588	4,777
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	422	266
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9,287	9,243
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7,010	7,187
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,277	2,056
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,936	1,904	1,855
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,742	1,640	1,587
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	194	264	268
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	256	598
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	109	33
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,630	2,212
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	394	69
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,630	2,212
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	51
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	394	18
Cash and cash equivalents | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4,031	5,415
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,290	1,012
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,137	1,525
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	234	130
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,894	3,890
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	985	792
Debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	71	90
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	987	1,449
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	242	130
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	959	1,410
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	234	128
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	28	39
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	8	2
Governments debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,044	3,966
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,048	882
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	178	115
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	2
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,866	3,851
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	977	790
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	71	90	122
Corporate debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	71	90
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,472	2,461
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	750	889
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,821	1,040
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	188	82
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,651	1,421
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	562	807
Equity securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,632	1,534
Real estate | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	552	500
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,169	1,118	1,066
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,080	1,034
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,078	1,034
Real estate - direct | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,078	1,034	1,014
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,078	1,034
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	554	500
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	89	84
Real estate - indirect | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	552	500
Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	91	84	52
Real estate - indirect | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	0
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	89	84
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,570	1,982
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	444
Alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	3
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,908	1,376
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	351
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	696	696	667
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	662	606
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	34	90
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	662	606
Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	9
Private equity - alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	666	615	581
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	662	606
Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	9
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,668	1,583
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	81
Hedge funds | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,668	1,583
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	81	81
Hedge funds | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	81
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	240	(207)
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	354
Other alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	3
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	240	(207)
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	351
Other alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		0	5
Other alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5	0
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	95	88
Other investments, plan assets | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5	0
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	95	88
Other investments, plan assets | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,893	2,586	2,121
Bank | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	422	266
Bank | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,277	2,056
Bank | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	194	264	268
Bank | Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	394	69
Bank | Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	51
Bank | Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	394	18
Bank | Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,290	1,012
Bank | Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	234	130
Bank | Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	985	792
Bank | Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	71	90
Bank | Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	242	130
Bank | Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	234	128
Bank | Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	8	2
Bank | Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,048	882
Bank | Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	2
Bank | Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	977	790
Bank | Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	71	90	122
Bank | Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	750	889
Bank | Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	188	82
Bank | Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	562	807
Bank | Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	89	84
Bank | Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	89	84	52
Bank | Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	444
Bank | Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	3
Bank | Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	351
Bank | Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	34	90	94
Bank | Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	9
Bank | Private equity - alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Private equity - alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4	9	8
Bank | Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	81
Bank | Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	30	81	81
Bank | Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	354
Bank | Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	3
Bank | Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	241	351
Bank | Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0	5
Bank | Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	95	88
Bank | Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	95	88
Bank | Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0

Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Plan assets measured at fair value on a recurring basis
End of the measurement period	17,233	16,190
Defined benefit pension plans | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	6,010	5,043
Defined benefit pension plans | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	9,287	9,243
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,904	1,855
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	42	52
On assets sold during the period	6	3
Purchases, sales, settlements	31	(34)
Foreign currency translation impact	(19)	1
End of the measurement period	1,936	1,904
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	122
Transfers In	0	30
Transfers Out	(28)	(2)
On assets still held at reporting date	9	(4)
On assets sold during the period	3	5
Purchases, sales, settlements	(3)	(61)
Foreign currency translation impact	0	0
End of the measurement period	71	90
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,118	1,066
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	50	31
On assets sold during the period	0	0
Purchases, sales, settlements	3	21
Foreign currency translation impact	(2)	0
End of the measurement period	1,169	1,118
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,034	1,014
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	44	20
On assets sold during the period	0	0
Purchases, sales, settlements	0	0
Foreign currency translation impact	0	0
End of the measurement period	1,078	1,034
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	84	52
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	6	11
On assets sold during the period	0	0
Purchases, sales, settlements	3	21
Foreign currency translation impact	(2)	0
End of the measurement period	91	84
Defined benefit pension plans | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	696	667
Transfers In	0	3
Transfers Out	0	(4)
On assets still held at reporting date	(17)	25
On assets sold during the period	3	(2)
Purchases, sales, settlements	31	6
Foreign currency translation impact	(17)	1
End of the measurement period	696	696
Defined benefit pension plans | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	615	581
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	(18)	28
On assets sold during the period	2	(5)
Purchases, sales, settlements	82	10
Foreign currency translation impact	(15)	1
End of the measurement period	666	615
Defined benefit pension plans | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	81	81
Transfers In	0	3
Transfers Out	0	0
On assets still held at reporting date	1	(3)
On assets sold during the period	1	3
Purchases, sales, settlements	(51)	(3)
Foreign currency translation impact	(2)	0
End of the measurement period	30	81
Defined benefit pension plans | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period		5
Transfers In		0
Transfers Out		(4)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(1)
Foreign currency translation impact		0
End of the measurement period		0
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	13,604	13,428
Foreign currency translation impact	0	0
End of the measurement period	14,340	13,604
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	3,044	3,966
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,632	1,534
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,078	1,034
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	554	500
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,570	1,982
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,668	1,583
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	240	(207)
Defined benefit pension plans - Switzerland | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	5	0
Defined benefit pension plans - Switzerland | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	5,588	4,777
Defined benefit pension plans - Switzerland | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	178	115
Defined benefit pension plans - Switzerland | Level 1 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	7,010	7,187
Defined benefit pension plans - Switzerland | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,866	3,851
Defined benefit pension plans - Switzerland | Level 2 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	552	500
Defined benefit pension plans - Switzerland | Level 2 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	552	500
Defined benefit pension plans - Switzerland | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,908	1,376
Defined benefit pension plans - Switzerland | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,668	1,583
Defined benefit pension plans - Switzerland | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	240	(207)
Defined benefit pension plans - Switzerland | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	5	0
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,640	1,587
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	27	47
On assets sold during the period	0	(5)
Purchases, sales, settlements	89	10
Foreign currency translation impact	(14)	1
End of the measurement period	1,742	1,640
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,080	1,034
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,078	1,034
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	2	0
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	662	606
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,586	2,121
Foreign currency translation impact	18	4
End of the measurement period	2,893	2,586
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,048	882
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	444
Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	354
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	422	266
Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	2
Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,277	2,056
Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	977	790
Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	264	268
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	15	5
On assets sold during the period	6	8
Purchases, sales, settlements	(58)	(44)
Foreign currency translation impact	(5)	0
End of the measurement period	194	264
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	71	90
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	34	90
Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,586	2,121
Foreign currency translation impact	18	4
End of the measurement period	2,893	2,586
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,048	882
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	89	84
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	275	444
Bank | Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	9
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	81
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	354
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Bank | Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	422	266
Bank | Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	2
Bank | Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Bank | Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	3
Bank | Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,277	2,056
Bank | Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	977	790
Bank | Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Bank | Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	241	351
Bank | Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	95	88
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	264	268
Transfers In	0	33
Transfers Out	(28)	(6)
On assets still held at reporting date	15	5
On assets sold during the period	6	8
Purchases, sales, settlements	(58)	(44)
Foreign currency translation impact	(5)	0
End of the measurement period	194	264
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	122
Transfers In	0	30
Transfers Out	(28)	(2)
On assets still held at reporting date	9	(4)
On assets sold during the period	3	5
Purchases, sales, settlements	(3)	(61)
Foreign currency translation impact	0	0
End of the measurement period	71	90
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	84	52
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	6	11
On assets sold during the period	0	0
Purchases, sales, settlements	1	21
Foreign currency translation impact	(2)	0
End of the measurement period	89	84
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	90	94
Transfers In	0	3
Transfers Out	0	(4)
On assets still held at reporting date	0	(2)
On assets sold during the period	3	3
Purchases, sales, settlements	(56)	(4)
Foreign currency translation impact	(3)	0
End of the measurement period	34	90
Bank | Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	9	8
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	(1)	1
On assets sold during the period	2	0
Purchases, sales, settlements	(6)	0
Foreign currency translation impact	0	0
End of the measurement period	4	9
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	81	81
Transfers In	0	3
Transfers Out	0	0
On assets still held at reporting date	1	(3)
On assets sold during the period	1	3
Purchases, sales, settlements	(50)	(3)
Foreign currency translation impact	(3)	0
End of the measurement period	30	81
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period		5
Transfers In		0
Transfers Out		(4)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		(1)
Foreign currency translation impact		0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0

Pension and other post-retirement benefits (Details 5)	Dec. 31, 2012 Defined benefit pension plans - Switzerland	Dec. 31, 2011 Defined benefit pension plans - Switzerland	Dec. 31, 2013 Defined benefit pension plans - Switzerland Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2011 Defined benefit pension plans - Switzerland Cash and cash equivalents	Dec. 31, 2013 Defined benefit pension plans - Switzerland Cash and cash equivalents Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2011 Defined benefit pension plans - Switzerland Debt securities	Dec. 31, 2013 Defined benefit pension plans - Switzerland Debt securities Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2011 Defined benefit pension plans - Switzerland Equity securities	Dec. 31, 2013 Defined benefit pension plans - Switzerland Equity securities Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2013 Defined benefit pension plans - Switzerland Real estate Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2013 Defined benefit pension plans - Switzerland Alternative investments Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - Switzerland Insurance	Dec. 31, 2011 Defined benefit pension plans - Switzerland Insurance	Dec. 31, 2013 Defined benefit pension plans - Switzerland Insurance Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International	Dec. 31, 2011 Defined benefit pension plans - International	Dec. 31, 2013 Defined benefit pension plans - International Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2011 Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2013 Defined benefit pension plans - International Cash and cash equivalents Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Debt securities	Dec. 31, 2011 Defined benefit pension plans - International Debt securities	Dec. 31, 2013 Defined benefit pension plans - International Debt securities Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Equity securities	Dec. 31, 2011 Defined benefit pension plans - International Equity securities	Dec. 31, 2013 Defined benefit pension plans - International Equity securities Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Real estate	Dec. 31, 2011 Defined benefit pension plans - International Real estate	Dec. 31, 2013 Defined benefit pension plans - International Real estate Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Alternative investments	Dec. 31, 2013 Defined benefit pension plans - International Alternative investments Forecast/Estimate	Dec. 31, 2012 Defined benefit pension plans - International Insurance	Dec. 31, 2011 Defined benefit pension plans - International Insurance	Dec. 31, 2013 Defined benefit pension plans - International Insurance Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International	Dec. 31, 2011 Bank Defined benefit pension plans - International	Dec. 31, 2013 Bank Defined benefit pension plans - International Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2011 Bank Defined benefit pension plans - International Cash and cash equivalents	Dec. 31, 2013 Bank Defined benefit pension plans - International Cash and cash equivalents Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Debt securities	Dec. 31, 2011 Bank Defined benefit pension plans - International Debt securities	Dec. 31, 2013 Bank Defined benefit pension plans - International Debt securities Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Equity securities	Dec. 31, 2011 Bank Defined benefit pension plans - International Equity securities	Dec. 31, 2013 Bank Defined benefit pension plans - International Equity securities Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Real estate	Dec. 31, 2011 Bank Defined benefit pension plans - International Real estate	Dec. 31, 2013 Bank Defined benefit pension plans - International Real estate Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Alternative investments	Dec. 31, 2011 Bank Defined benefit pension plans - International Alternative investments	Dec. 31, 2013 Bank Defined benefit pension plans - International Alternative investments Forecast/Estimate	Dec. 31, 2012 Bank Defined benefit pension plans - International Insurance	Dec. 31, 2011 Bank Defined benefit pension plans - International Insurance	Dec. 31, 2013 Bank Defined benefit pension plans - International Insurance Forecast/Estimate
Defined benefit plan, Disclosure
Weighted-average plan asset allocation (as a percent)	100.00%	100.00%		18.30%	16.20%		28.10%	39.80%		24.20%	18.10%		11.40%	11.30%		18.00%	14.60%		0.00%	0.00%		100.00%	100.00%		13.60%	2.70%		44.60%	39.10%		25.90%	34.40%		3.10%	3.20%		9.50%	17.20%		3.30%	3.40%		100.00%	100.00%		13.60%	2.70%		44.60%	39.10%		25.90%	34.40%		3.10%	3.20%		9.50%	17.20%		3.30%	3.40%
Target asset allocation next fiscal year (%)
Target weighted-average asset allocations (as a percent)			100.00%			10.00%			40.00%			25.00%			10.00%			15.00%			0.00%			100.00%			0.00%			62.00%			22.00%			3.00%			10.00%			3.00%			100.00%			0.00%			62.00%			22.00%			3.00%			10.00%			3.00%

Pension and other post-retirement benefits (Details 6) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Defined benefit pension plans
Estimated future benefit payments (CHF million)
2013	942
2014	933
2015	927
2016	909
2017	888
For five years thereafter	4,709
Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2013	8
2014	9
2015	9
2016	10
2017	11
For five years thereafter	57
Bank | Defined benefit pension plans - International
Estimated future benefit payments (CHF million)
2013	55
2014	64
2015	73
2016	75
2017	87
For five years thereafter	582
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments (CHF million)
2013	8
2014	9
2015	9
2016	10
2017	11
For five years thereafter	57

Pension and other post-retirement benefits (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	221	246	263
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to the group defined benefit plan	458	645	653
Bank | Defined benefit pension plans
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	219	244	263

Pension and other post-retirement benefits (Details 8) (Defined benefit pension plans - Switzerland, CHF) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Defined benefit pension plans - Switzerland
Plan amendment disclosures
Plan amendments - changeover from annuity to savings section	515
Plan amendments - prior service cost/(benefit)	(32)
Plan amendments - number of pension plans merged	2

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments
Notional amount	50,521.5	49,996.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	0 years 8 months 0 days
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,439.1	49,908.1
Positive replacement value (PRV)	833.2	925.2
Negative replacement value (NRV)	842.6	933.8
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	43,048.4	42,366.9
Positive replacement value (PRV)	700.9	728.8
Negative replacement value (NRV)	695.4	720.8
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,055.9	7,210.5
Positive replacement value (PRV)	2.6	4.5
Negative replacement value (NRV)	2.5	4.2
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	29,155.2	28,754.5
Positive replacement value (PRV)	635.6	658
Negative replacement value (NRV)	630.1	650
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,739.9	2,902.5
Positive replacement value (PRV)	62.4	65.9
Negative replacement value (NRV)	62.6	66.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,145.4	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	952	962.3
Positive replacement value (PRV)	0.3	0.4
Negative replacement value (NRV)	0.2	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,473.5	4,224
Positive replacement value (PRV)	63.5	76.1
Negative replacement value (NRV)	78.6	94.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,133.4	2,133
Positive replacement value (PRV)	21.6	29.7
Negative replacement value (NRV)	21.3	30.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,336.3	1,230
Positive replacement value (PRV)	32.2	34.1
Negative replacement value (NRV)	46.6	51.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	985.3	831.7
Positive replacement value (PRV)	9.7	12.3
Negative replacement value (NRV)	10.7	12.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	14.9	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.6	3.7
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	62.3	51.1
Positive replacement value (PRV)	1.5	2.3
Negative replacement value (NRV)	1.8	2.4
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	29.1	16.3
Positive replacement value (PRV)	0.9	1.4
Negative replacement value (NRV)	1.2	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	32.3	34.7
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0.6	1
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.9	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	844	880.8
Positive replacement value (PRV)	30.3	39.4
Negative replacement value (NRV)	31	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.5	4.1
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211	211.4
Positive replacement value (PRV)	4.6	5.8
Negative replacement value (NRV)	5.8	5.7
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	214.9	241.5
Positive replacement value (PRV)	11.4	14.5
Negative replacement value (NRV)	11.1	14.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	74.4	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	338.2	366
Positive replacement value (PRV)	13.7	18.2
Negative replacement value (NRV)	14.1	21.2
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,694.4	2,042.7
Positive replacement value (PRV)	30.6	63.3
Negative replacement value (NRV)	29.8	60
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	316.5	342.6
Positive replacement value (PRV)	6.4	15.3
Negative replacement value (NRV)	6	14.1
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	2.2	8.7
Positive replacement value (PRV)	0.2	0.9
Negative replacement value (NRV)	0.2	0.8
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.3	63.6
Positive replacement value (PRV)	3.6	8.3
Negative replacement value (NRV)	3.1	7.8
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.9	29.9
Positive replacement value (PRV)	1	2.2
Negative replacement value (NRV)	1	1.7
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	186.7	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	50.4	63.3
Positive replacement value (PRV)	1.6	3.9
Negative replacement value (NRV)	1.7	3.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	82.4	88.6
Positive replacement value (PRV)	4.1	3.9
Negative replacement value (NRV)	1.6	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	62.8	71.2
Positive replacement value (PRV)	3.9	3.8
Negative replacement value (NRV)	1.5	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	62.8	71.2
Positive replacement value (PRV)	3.9	3.8
Negative replacement value (NRV)	1.5	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank
Fair value of derivative instruments
Notional amount	50,521.7	50,002.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	0 years 8 months 0 days
Bank | Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,444.1	49,917
Positive replacement value (PRV)	833.3	925.3
Negative replacement value (NRV)	842.7	934.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	43,052.2	42,373.1
Positive replacement value (PRV)	701.1	729
Negative replacement value (NRV)	695.4	721.1
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,055.9	7,210.5
Positive replacement value (PRV)	2.6	4.5
Negative replacement value (NRV)	2.5	4.2
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	29,159	28,760.7
Positive replacement value (PRV)	635.8	658.2
Negative replacement value (NRV)	630.1	650.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,739.9	2,902.5
Positive replacement value (PRV)	62.4	65.9
Negative replacement value (NRV)	62.6	66.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,145.4	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	952	962.3
Positive replacement value (PRV)	0.3	0.4
Negative replacement value (NRV)	0.2	0.3
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,474.3	4,226.5
Positive replacement value (PRV)	63.4	76
Negative replacement value (NRV)	78.6	94.8
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,134.1	2,133.8
Positive replacement value (PRV)	21.6	29.7
Negative replacement value (NRV)	21.3	30.7
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,336.4	1,231.7
Positive replacement value (PRV)	32.1	34
Negative replacement value (NRV)	46.6	51.4
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	985.3	831.7
Positive replacement value (PRV)	9.7	12.3
Negative replacement value (NRV)	10.7	12.7
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	14.9	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.6	3.7
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	62.3	51.1
Positive replacement value (PRV)	1.5	2.3
Negative replacement value (NRV)	1.8	2.4
Bank | Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	29.1	16.3
Positive replacement value (PRV)	0.9	1.4
Negative replacement value (NRV)	1.2	1.4
Bank | Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	32.3	34.7
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0.6	1
Bank | Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.9	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	844.3	880.9
Positive replacement value (PRV)	30.3	39.4
Negative replacement value (NRV)	31.1	41.9
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.5	4.1
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211.1	211.5
Positive replacement value (PRV)	4.5	5.8
Negative replacement value (NRV)	5.9	5.8
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	215.1	241.5
Positive replacement value (PRV)	11.5	14.5
Negative replacement value (NRV)	11.1	14.9
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	74.4	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	338.2	366
Positive replacement value (PRV)	13.7	18.2
Negative replacement value (NRV)	14.1	21.2
Bank | Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,694.5	2,042.8
Positive replacement value (PRV)	30.6	63.3
Negative replacement value (NRV)	29.8	60
Bank | Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	316.5	342.6
Positive replacement value (PRV)	6.4	15.3
Negative replacement value (NRV)	6	14.1
Bank | Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	2.2	8.7
Positive replacement value (PRV)	0.2	0.9
Negative replacement value (NRV)	0.2	0.8
Bank | Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.3	63.6
Positive replacement value (PRV)	3.6	8.3
Negative replacement value (NRV)	3.1	7.8
Bank | Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.9	29.9
Positive replacement value (PRV)	1	2.2
Negative replacement value (NRV)	1	1.7
Bank | Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	186.7	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	50.4	63.3
Positive replacement value (PRV)	1.6	3.9
Negative replacement value (NRV)	1.7	3.8
Bank | Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	77.6	85.5
Positive replacement value (PRV)	4	3.8
Negative replacement value (NRV)	1.4	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	58	67.9
Positive replacement value (PRV)	3.8	3.7
Negative replacement value (NRV)	1.3	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	58	67.9
Positive replacement value (PRV)	3.8	3.7
Negative replacement value (NRV)	1.3	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	837.3	929.1
Negative replacement value (NRV)	844.2	936.1
Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(766.8)	(836.4)
Negative replacement value (NRV)	(766.8)	(836.4)
Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(33.4)	(36.5)
Negative replacement value (NRV)	(36.7)	(37.6)
Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	37.1	56.2
Negative replacement value (NRV)	40.7	62.1
Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	33.2	52.5
Negative replacement value (NRV)	39.5	60.1
Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.9	3.7
Negative replacement value (NRV)	1.2	2
Bank | Replacement values (trading and hedging) before netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	837.3	929.1
Negative replacement value (NRV)	844.1	936.4
Bank | Counterparty netting
Fair value of derivative instruments
Positive replacement value (PRV)	(766.7)	(836.5)
Negative replacement value (NRV)	(766.7)	(836.5)
Bank | Cash collateral netting
Fair value of derivative instruments
Positive replacement value (PRV)	(33.3)	(36.3)
Negative replacement value (NRV)	(36.7)	(37.9)
Bank | Replacement values (trading and hedging) after netting agreements
Fair value of derivative instruments
Positive replacement value (PRV)	37.3	56.3
Negative replacement value (NRV)	40.7	62
Bank | Replacement values after netting agreements, of which recorded in trading assets (PRV) and trading liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	33.4	52.7
Negative replacement value (NRV)	39.6	60.2
Bank | Replacement values after netting agreements, of which recorded in other assets (PRV) and other liabilities (NRV)
Fair value of derivative instruments
Positive replacement value (PRV)	3.9	3.6
Negative replacement value (NRV)	1.1	1.8

Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	821	568	585
Gains/(losses) recognized in income on hedged items	(865)	(605)	(567)
Net gains/(losses) on the ineffective portion	(44)	(37)	18
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	834	548	564
Gains/(losses) recognized in income on hedged items	(878)	(585)	(546)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(13)	20	21
Gains/(losses) recognized in income on hedged items	13	(20)	(21)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	38	(6)	39
Gains/(losses) reclassified from AOCI into income	0	31	27
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	5
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	30	(6)	39
Gains/(losses) reclassified from AOCI into income	0	31	27
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,571
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	8
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,563
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	836	654	597
Gains/(losses) recognized in income on hedged items	(881)	(692)	(580)
Net gains/(losses) on the ineffective portion	(45)	(38)	17
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	849	634	576
Gains/(losses) recognized in income on hedged items	(894)	(672)	(559)
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(13)	20	21
Gains/(losses) recognized in income on hedged items	13	(20)	(21)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	8	(5)	54
Gains/(losses) reclassified from AOCI into income	0	31	27
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	7
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	8	0	0
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	(5)	54
Gains/(losses) reclassified from AOCI into income	0	31	27
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,571
Gains/(losses) reclassified from AOCI into income	75	4	(4)
Bank | Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	8
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(81)	280	1,563
Gains/(losses) reclassified from AOCI into income	75	4	(4)

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Contingent credit risk
Current net exposure	17.3	19.7
Collateral posted	14.8	16.6
Additional collateral required in a one-notch downgrade event	0.7	1.8
Additional collateral required in a two-notch downgrade event	2.4	3.9
Bilateral counterparties
Contingent credit risk
Current net exposure	15.3	17
Collateral posted	13.4	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Special purpose entities
Contingent credit risk
Current net exposure	1.4	2
Collateral posted	1.4	1.8
Additional collateral required in a one-notch downgrade event	0.5	1.6
Additional collateral required in a two-notch downgrade event	1.5	3
Accelerated terminations
Contingent credit risk
Current net exposure	0.6	0.7
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0.5	0.5
Bank
Contingent credit risk
Current net exposure	17.3	19.7
Collateral posted	14.8	16.6
Additional collateral required in a one-notch downgrade event	0.7	1.8
Additional collateral required in a two-notch downgrade event	2.4	3.9
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	15.3	17
Collateral posted	13.4	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	0.4	0.4
Bank | Special purpose entities
Contingent credit risk
Current net exposure	1.4	2
Collateral posted	1.4	1.8
Additional collateral required in a one-notch downgrade event	0.5	1.6
Additional collateral required in a two-notch downgrade event	1.5	3
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.6	0.7
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0.5	0.5

Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit protection sold/purchased
Credit protection sold	(815)	(991.4)
Credit protection purchased	766.4	929
Net credit protection (sold)/purchased	(48.6)	(62.4)
Other protection purchased	97.7	95.8
Fair value of credit protection sold	(0.2)	(41.5)
Total credit derivatives	1,694.4	2,042.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6)	(4.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(167.7)	(192.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(497)	(596.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(150.3)	(201.7)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(132.9)	(153.2)
Credit protection purchased	130.2	150.1
Net credit protection (sold)/purchased	(2.7)	(3.1)
Other protection purchased	10.7	11.7
Fair value of credit protection sold	(0.8)	(9.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(682.1)	(838.2)
Credit protection purchased	636.2	778.9
Net credit protection (sold)/purchased	(45.9)	(59.3)
Other protection purchased	87	84.1
Fair value of credit protection sold	0.6	(31.9)
Investment grade
Credit protection sold/purchased
Credit protection sold	(616.8)	(730.4)
Credit protection purchased	581	685.5
Net credit protection (sold)/purchased	(35.8)	(44.9)
Other protection purchased	76.6	70.1
Fair value of credit protection sold	1.8	(24.5)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(198.2)	(261)
Credit protection purchased	185.4	243.5
Net credit protection (sold)/purchased	(12.8)	(17.5)
Other protection purchased	21.1	25.7
Fair value of credit protection sold	(2)	(17)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(590.7)	(641.3)
Credit protection purchased	567.6	611.8
Net credit protection (sold)/purchased	(23.1)	(29.5)
Other protection purchased	85.9	72.3
Fair value of credit protection sold	3.1	(24.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(130.3)	(134.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(351.6)	(394.5)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(108.8)	(112.7)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(119.4)	(134.8)
Credit protection purchased	117	132.6
Net credit protection (sold)/purchased	(2.4)	(2.2)
Other protection purchased	10.4	10.8
Fair value of credit protection sold	(0.7)	(8.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(471.3)	(506.5)
Credit protection purchased	450.6	479.2
Net credit protection (sold)/purchased	(20.7)	(27.3)
Other protection purchased	75.5	61.5
Fair value of credit protection sold	3.8	(16.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(423.2)	(452.2)
Credit protection purchased	407.6	432.4
Net credit protection (sold)/purchased	(15.6)	(19.8)
Other protection purchased	67.8	55.6
Fair value of credit protection sold	2.3	(9)
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(167.5)	(189.1)
Credit protection purchased	160	179.4
Net credit protection (sold)/purchased	(7.5)	(9.7)
Other protection purchased	18.1	16.7
Fair value of credit protection sold	0.8	(15.3)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(224.3)	(350.1)
Credit protection purchased	198.8	317.2
Net credit protection (sold)/purchased	(25.5)	(32.9)
Other protection purchased	11.8	23.5
Fair value of credit protection sold	(3.3)	(17.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.4)	(58.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.4)	(202.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(41.5)	(89)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(13.5)	(18.4)
Credit protection purchased	13.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.3	0.9
Fair value of credit protection sold	(0.1)	(1.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.8)	(331.7)
Credit protection purchased	185.6	299.7
Net credit protection (sold)/purchased	(25.2)	(32)
Other protection purchased	11.5	22.6
Fair value of credit protection sold	(3.2)	(15.7)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(193.6)	(278.2)
Credit protection purchased	173.4	253.1
Net credit protection (sold)/purchased	(20.2)	(25.1)
Other protection purchased	8.8	14.5
Fair value of credit protection sold	(0.5)	(15.5)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.7)	(71.9)
Credit protection purchased	25.4	64.1
Net credit protection (sold)/purchased	(5.3)	(7.8)
Other protection purchased	3	9
Fair value of credit protection sold	(2.8)	(1.7)
Bank
Credit protection sold/purchased
Credit protection sold	(815)	(991.4)
Credit protection purchased	766.4	929
Net credit protection (sold)/purchased	(48.6)	(62.4)
Other protection purchased	97.7	95.8
Fair value of credit protection sold	(0.2)	(41.5)
Total credit derivatives	1,694.5	2,042.8
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(6)	(4.8)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(167.7)	(192.8)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(497)	(596.9)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(150.3)	(201.7)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(132.9)	(153.2)
Credit protection purchased	130.2	150.1
Net credit protection (sold)/purchased	(2.7)	(3.1)
Other protection purchased	10.7	11.7
Fair value of credit protection sold	(0.8)	(9.6)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(682.1)	(838.2)
Credit protection purchased	636.2	778.9
Net credit protection (sold)/purchased	(45.9)	(59.3)
Other protection purchased	87	84.1
Fair value of credit protection sold	0.6	(31.9)
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(616.8)	(730.4)
Credit protection purchased	581	685.5
Net credit protection (sold)/purchased	(35.8)	(44.9)
Other protection purchased	76.6	70.1
Fair value of credit protection sold	1.8	(24.5)
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(198.2)	(261)
Credit protection purchased	185.4	243.5
Net credit protection (sold)/purchased	(12.8)	(17.5)
Other protection purchased	21.1	25.7
Fair value of credit protection sold	(2)	(17)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(590.7)	(641.3)
Credit protection purchased	567.6	611.8
Net credit protection (sold)/purchased	(23.1)	(29.5)
Other protection purchased	85.9	72.3
Fair value of credit protection sold	3.1	(24.3)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(130.3)	(134.1)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(351.6)	(394.5)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(108.8)	(112.7)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(119.4)	(134.8)
Credit protection purchased	117	132.6
Net credit protection (sold)/purchased	(2.4)	(2.2)
Other protection purchased	10.4	10.8
Fair value of credit protection sold	(0.7)	(8.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(471.3)	(506.5)
Credit protection purchased	450.6	479.2
Net credit protection (sold)/purchased	(20.7)	(27.3)
Other protection purchased	75.5	61.5
Fair value of credit protection sold	3.8	(16.2)
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(423.2)	(452.2)
Credit protection purchased	407.6	432.4
Net credit protection (sold)/purchased	(15.6)	(19.8)
Other protection purchased	67.8	55.6
Fair value of credit protection sold	2.3	(9)
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(167.5)	(189.1)
Credit protection purchased	160	179.4
Net credit protection (sold)/purchased	(7.5)	(9.7)
Other protection purchased	18.1	16.7
Fair value of credit protection sold	0.8	(15.3)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(224.3)	(350.1)
Credit protection purchased	198.8	317.2
Net credit protection (sold)/purchased	(25.5)	(32.9)
Other protection purchased	11.8	23.5
Fair value of credit protection sold	(3.3)	(17.2)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(37.4)	(58.7)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(145.4)	(202.4)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(41.5)	(89)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(13.5)	(18.4)
Credit protection purchased	13.2	17.5
Net credit protection (sold)/purchased	(0.3)	(0.9)
Other protection purchased	0.3	0.9
Fair value of credit protection sold	(0.1)	(1.5)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.8)	(331.7)
Credit protection purchased	185.6	299.7
Net credit protection (sold)/purchased	(25.2)	(32)
Other protection purchased	11.5	22.6
Fair value of credit protection sold	(3.2)	(15.7)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(193.6)	(278.2)
Credit protection purchased	173.4	253.1
Net credit protection (sold)/purchased	(20.2)	(25.1)
Other protection purchased	8.8	14.5
Fair value of credit protection sold	(0.5)	(15.5)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.7)	(71.9)
Credit protection purchased	25.4	64.1
Net credit protection (sold)/purchased	(5.3)	(7.8)
Other protection purchased	3	9
Fair value of credit protection sold	(2.8)	(1.7)

Derivatives and hedging activities (Details 6) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit Derivatives [Line Items]
Credit protection sold	815	991.4
Credit protection purchased	766.4	929
Other protection purchased	97.7	95.8
Other instruments	15.3	26.5
Total credit derivatives	1,694.4	2,042.7
Bank
Credit Derivatives [Line Items]
Credit protection sold	815	991.4
Credit protection purchased	766.4	929
Other protection purchased	97.7	95.8
Other instruments	15.4	26.6
Total credit derivatives	1,694.5	2,042.8

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantees
Maturity less than 1 year	52,969	55,441
Maturity between 1 to 3 years	13,833	17,076
Maturity between 3 to 5 years	3,423	7,982
Maturity greater than 5 years	5,184	8,526
Total gross amount	75,409	89,025
Total net amount	74,262	87,344
Carrying value	1,294	3,777
Collateral received	20,525	23,109
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,104	3,273
Maturity between 1 to 3 years	1,550	2,062
Maturity between 3 to 5 years	334	1,106
Maturity greater than 5 years	845	907
Total gross amount	12,833	7,348
Total net amount	12,446	6,613
Carrying value	167	50
Collateral received	2,166	2,455
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,160	5,598
Maturity between 1 to 3 years	1,643	1,674
Maturity between 3 to 5 years	970	1,317
Maturity greater than 5 years	1,758	1,715
Total gross amount	9,531	10,304
Total net amount	8,793	9,394
Carrying value	139	73
Collateral received	3,336	3,381
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,211	15,005
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,211	15,005
Total net amount	12,211	15,005
Carrying value	0	0
Collateral received	12,211	15,005
Derivatives
Guarantees
Maturity less than 1 year	21,197	27,593
Maturity between 1 to 3 years	9,951	12,953
Maturity between 3 to 5 years	1,833	5,137
Maturity greater than 5 years	2,434	5,710
Total gross amount	35,415	51,393
Total net amount	35,415	51,393
Carrying value	985	3,650
Other guarantees
Guarantees
Maturity less than 1 year	4,297	3,972
Maturity between 1 to 3 years	689	387
Maturity between 3 to 5 years	286	422
Maturity greater than 5 years	147	194
Total gross amount	5,419	4,975
Total net amount	5,397	4,939
Carrying value	3	4
Collateral received	2,812	2,268
Bank
Guarantees
Maturity less than 1 year	52,728	55,181
Maturity between 1 to 3 years	13,782	17,012
Maturity between 3 to 5 years	3,399	7,961
Maturity greater than 5 years	5,173	8,514
Total gross amount	75,082	88,668
Total net amount	73,935	86,987
Carrying value	1,290	3,773
Collateral received	20,471	23,042
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,101	3,267
Maturity between 1 to 3 years	1,548	2,061
Maturity between 3 to 5 years	334	1,106
Maturity greater than 5 years	845	907
Total gross amount	12,828	7,341
Total net amount	12,441	6,606
Carrying value	167	50
Collateral received	2,164	2,451
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,047	5,470
Maturity between 1 to 3 years	1,599	1,619
Maturity between 3 to 5 years	951	1,300
Maturity greater than 5 years	1,750	1,705
Total gross amount	9,347	10,094
Total net amount	8,608	9,184
Carrying value	135	69
Collateral received	3,307	3,345
Bank | Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,211	15,005
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	12,211	15,005
Total net amount	12,211	15,005
Carrying value	0	0
Collateral received	12,211	15,005
Bank | Derivatives
Guarantees
Maturity less than 1 year	21,197	27,593
Maturity between 1 to 3 years	9,951	12,953
Maturity between 3 to 5 years	1,833	5,137
Maturity greater than 5 years	2,434	5,710
Total gross amount	35,415	51,393
Total net amount	35,415	51,393
Carrying value	985	3,650
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,172	3,846
Maturity between 1 to 3 years	684	379
Maturity between 3 to 5 years	281	418
Maturity greater than 5 years	144	192
Total gross amount	5,281	4,835
Total net amount	5,260	4,799
Carrying value	3	4
Collateral received	2,789	2,241

Guarantees and commitments (Details 2)	12 Months Ended			12 Months Ended
	Jun. 30, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2012 Bank USD ($)
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	700,000,000			600,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge			3			3
Number of years of transaction as per contract terms			4			4
Number of years of transaction as per contract terms, including possible contract extension			9			9
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12,000,000,000			12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer			500,000,000			500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer			800,000,000			800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer			11,000,000,000			11,000,000,000
Carrying value of PAF2 awards		627,000,000			625,000,000
Amount of PAF2 award compensation expense		647,000,000			645,000,000
Positive replacement value of PAF2-related CDS included in credit derivatives		8,000,000			8,000,000
Carrying value of PAF2-related credit support facility included in Credit guarantees and similar instruments		7,000,000			7,000,000

Guarantees and commitments (Details 3) (RMBS, USD $)	6 Months Ended	12 Months Ended		108 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Guarantees
Residential mortgage loans sold				$ 160,900,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,631,000,000	743,000,000
New claims	1,199,000,000	2,147,000,000
Claims settled through repurchases	(5,000,000)	(14,000,000)
Other settlements	(11,000,000)	(54,000,000)
Total claims settled	(16,000,000)	(68,000,000)
Claims rescinded	(105,000,000)	(55,000,000)
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	743,000,000	1,926,000,000	743,000,000	1,926,000,000
Repurchase price at the time of settlement	(5,000,000)	(15,000,000)
Other settlements, settlement value	(9,000,000)	(41,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period		59,000,000	29,000,000
Increase/(decrease) in provisions, net		52,000,000	47,000,000
Realized losses		(56,000,000)	(17,000,000)
Balance at end of period	59,000,000	55,000,000	59,000,000	55,000,000
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold				8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	60,000,000	68,000,000
New claims	29,000,000	58,000,000
Claims settled through repurchases	0	(7,000,000)
Other settlements	(8,000,000)	(15,000,000)
Total claims settled	(8,000,000)	(22,000,000)
Claims rescinded	(13,000,000)	(37,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	68,000,000	67,000,000	68,000,000	67,000,000
Private investors, primarily banks
Guarantees
Residential mortgage loans sold				22,600,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	487,000,000	432,000,000
New claims	10,000,000	57,000,000
Claims settled through repurchases	(1,000,000)	0
Other settlements	0	(7,000,000)
Total claims settled	(1,000,000)	(7,000,000)
Claims rescinded	(64,000,000)	(18,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	432,000,000	464,000,000	432,000,000	464,000,000
Non-agency securitizations
Guarantees
Residential mortgage loans sold				130,100,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date		27,600,000,000		27,600,000,000
Borrower payments on mortgage loans sold				85,400,000,000
Loan defaults on mortgage loans sold				17,100,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,084,000,000	243,000,000
New claims	1,160,000,000	2,032,000,000
Claims settled through repurchases	(4,000,000)	(7,000,000)
Other settlements	(3,000,000)	(32,000,000)
Total claims settled	(7,000,000)	(39,000,000)
Claims rescinded	(28,000,000)	0
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	243,000,000	1,395,000,000	243,000,000	1,395,000,000
Bank
Guarantees
Residential mortgage loans sold				160,900,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,631,000,000	743,000,000
New claims	1,199,000,000	2,147,000,000
Claims settled through repurchases	(5,000,000)	(14,000,000)
Other settlements	(11,000,000)	(54,000,000)
Total claims settled	(16,000,000)	(68,000,000)
Claims rescinded	(105,000,000)	(55,000,000)
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	743,000,000	1,926,000,000	743,000,000	1,926,000,000
Repurchase price at the time of settlement	(5,000,000)	(15,000,000)
Other settlements, settlement value	(9,000,000)	(41,000,000)
Provisions for outstanding repurchase claims
Balance at beginning of period		59,000,000	29,000,000
Increase/(decrease) in provisions, net		52,000,000	47,000,000
Realized losses		(56,000,000)	(17,000,000)
Balance at end of period	59,000,000	55,000,000	59,000,000	55,000,000
Bank | Government-sponsored enterprises
Guarantees
Residential mortgage loans sold				8,200,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	60,000,000	68,000,000
New claims	29,000,000	58,000,000
Claims settled through repurchases	0	(7,000,000)
Other settlements	(8,000,000)	(15,000,000)
Total claims settled	(8,000,000)	(22,000,000)
Claims rescinded	(13,000,000)	(37,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	68,000,000	67,000,000	68,000,000	67,000,000
Bank | Private investors, primarily banks
Guarantees
Residential mortgage loans sold				22,600,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	487,000,000	432,000,000
New claims	10,000,000	57,000,000
Claims settled through repurchases	(1,000,000)	0
Other settlements	0	(7,000,000)
Total claims settled	(1,000,000)	(7,000,000)
Claims rescinded	(64,000,000)	(18,000,000)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	432,000,000	464,000,000	432,000,000	464,000,000
Bank | Non-agency securitizations
Guarantees
Residential mortgage loans sold				130,100,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date		27,600,000,000		27,600,000,000
Borrower payments on mortgage loans sold				85,400,000,000
Loan defaults on mortgage loans sold				17,100,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,084,000,000	243,000,000
New claims	1,160,000,000	2,032,000,000
Claims settled through repurchases	(4,000,000)	(7,000,000)
Other settlements	(3,000,000)	(32,000,000)
Total claims settled	(7,000,000)	(39,000,000)
Claims rescinded	(28,000,000)	0
Transfers to/from arbitration and litigation, net	(1,966,000,000)	(841,000,000)
Balance at end of period	$ 243,000,000	$ 1,395,000,000	$ 243,000,000	$ 1,395,000,000

Guarantees and commitments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease commitments (CHF million)
2013	677
2014	593
2015	515
2016	464
2017	411
Thereafter	3,503
Future operating lease commitments	6,163
Less minimum non-cancellable sublease rentals	355
Total net future minimum lease commitments	5,808
Rental expense for operating leases (CHF million)
Minimum rental expense	631	554	625
Sublease rental income	(98)	(97)	(123)
Total net expenses for operating leases	533	457	502
Bank
Lease commitments (CHF million)
2013	673
2014	592
2015	514
2016	463
2017	411
Thereafter	3,502
Future operating lease commitments	6,155
Less minimum non-cancellable sublease rentals	353
Total net future minimum lease commitments	5,802
Rental expense for operating leases (CHF million)
Minimum rental expense	629	549	620
Sublease rental income	(97)	(96)	(122)
Total net expenses for operating leases	532	453	498

Guarantees and commitments (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One Cabot Street | Qatar Investment Authority [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the first quarter of 2012
Sale Leaseback Transaction, Description	office complex of its European headquarters at One Cabot Street in London
Sale Leaseback Transaction, Lease Terms	the Group sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment SARL and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each.
Sale Leaseback Transaction, Related Party Transaction	OCS Investment SARL is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.
Uetlihof | Norwegian Government Pension Fund Global [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the fourth quarter of 2012
Sale Leaseback Transaction, Description	Uetlihof office complex in Zurich, the Group's principal office building worldwide
Sale Leaseback Transaction, Lease Terms	the Group sold the Uetlihof office complex in Zurich, the Group's principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years.
Sale Leaseback Transaction, Related Party Transaction	Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.
Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2012
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangement with a lease term of between five and ten years.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	41
Bank | One Cabot Street | Qatar Investment Authority [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the first quarter of 2012
Sale Leaseback Transaction, Description	office complex of its European headquarters at One Cabot Street in London
Sale Leaseback Transaction, Lease Terms	the Bank sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment SARL and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each.
Sale Leaseback Transaction, Related Party Transaction	OCS Investment SARL is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.
Bank | Uetlihof | Norwegian Government Pension Fund Global [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the fourth quarter of 2012
Sale Leaseback Transaction, Description	Uetlihof office complex in Zurich, the Bank's principal office building worldwide
Sale Leaseback Transaction, Lease Terms	the Bank sold the Uetlihof office complex in Zurich, the Bank's principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years.
Sale Leaseback Transaction, Related Party Transaction	Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.
Bank | Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2012
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangement with a lease term of between five and ten years.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	41

Guarantees and commitments (Details 6) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Dec. 31, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Bank Irrevocable commitments under documentary credits CHF	Dec. 31, 2012 Bank Loan commitments CHF	Dec. 31, 2011 Bank Loan commitments CHF	Dec. 31, 2012 Bank Forward reverse repurchase agreements CHF	Dec. 31, 2011 Bank Forward reverse repurchase agreements CHF	Dec. 31, 2012 Bank Other commitments CHF	Dec. 31, 2011 Bank Other commitments CHF	Jun. 30, 2012 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A. BRL	Jun. 30, 2012 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A. CHF	Jan. 11, 2007 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A.
Other commitments.
Maturity less than 1 year	222,184	193,687	6,217	5,644	169,462	157,701	45,556	28,885	949	1,457	218,931	190,347	6,210	5,638	166,259	154,394	45,556	28,885	906	1,430
Maturity between 1 to 3 years	24,473	20,396	35	3	23,574	19,988	0	0	864	405	24,472	20,359	35	3	23,574	19,951	0	0	863	405
Maturity between 3 to 5 years	37,868	36,667	6	40	37,690	35,755	0	0	172	872	37,865	36,658	6	40	37,688	35,746	0	0	171	872
Maturity greater than 5 years	6,960	7,990	0	0	6,384	7,116	0	0	576	874	6,959	7,982	0	0	6,384	7,112	0	0	575	870
Total gross amount	291,485	258,740	6,258	5,687	237,110	220,560	45,556	28,885	2,561	3,608	288,227	255,346	6,251	5,681	233,905	217,203	45,556	28,885	2,515	3,577
Total net amount	285,817	253,043	6,061	5,207	231,639	215,343	45,556	28,885	2,561	3,608	282,558	249,649	6,054	5,201	228,433	211,986	45,556	28,885	2,515	3,577
Collateral received	202,366	175,568	3,219	2,372	153,460	144,278	45,556	28,885	131	33	200,522	173,627	3,219	2,371	151,616	142,339	45,556	28,885	131	32
Unused revocable credit limits					139,709	138,051									136,669	134,901
Paid for the interests acquired																					1,248	584
Percentage of interests acquired by the Group																							50.00%
Number of shares acquired in addition to percentage of interest acquired																							1

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	56	6	13
Proceeds from transfer of assets	6,156	974	523
Servicing fees	0	1	1
Cash received on interests that continue to be held	57	205	150
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	30,050	35,487
Total assets of SPE	45,407	52,536
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	761	57
Weighted-average life, in years	8 years 4 months 26 days	7 years 2 months 13 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	274	342
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4 years 0 months 0 days	4 years 1 month 5 days
Impact on fair value from 10% adverse change in cash flow discount rate	(14.8)	(30.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(19.9)	(36.2)
Impact on fair value from 10% adverse change in expected credit losses	(14.4)	(29.8)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(34.8)
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	0.80%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.10%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.50%	49.00%
CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	467	664
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(467)	(664)
CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	90	133
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	654	42
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	107	15
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	3	65	214
Proceeds from transfer of assets	15,143	30,695	52,308
Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0
Servicing fees	3	3	6
Cash received on interests that continue to be held	554	382	488
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,112	91,242
Total assets of SPE	60,469	95,297
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,219	5,095
Weighted-average life, in years	5 years 0 months 0 days	5 years 4 months 26 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,929	2,960
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5 years 2 months 14 days	5 years 3 months 19 days
Impact on fair value from 10% adverse change in prepayment speed	(38.5)	(44.2)
Impact on fair value from 20% adverse change in prepayment speed	(74.3)	(86.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(62.8)	(94.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(151.9)
Impact on fair value from 10% adverse change in expected credit losses	(55.9)	(83.6)
Impact on fair value from 20% adverse change in expected credit losses	(80.3)	(131.5)
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	0.10%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.10%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.20%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.90%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	25.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	25.10%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	27.60%	30.00%
Cash flow discount rate per annum, in % (as a percent)	42.80%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	42.80%	48.90%
RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	12
RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(12)
RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	688
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,090	4,695
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	129	399
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	83	24	85
Proceeds from transfer of assets	591	1,268	4,376
Purchases of previously transferred financial assets or their underlying collateral	(621)	(256)	(2,519)
Servicing fees	0	1	0
Cash received on interests that continue to be held	1,350	701	1,539
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	32,805	35,233
Total assets of SPE	32,805	35,307
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	692	1,754
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3 years 7 months 6 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(1)	(8.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(15.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(6.8)
Impact on fair value from 20% adverse change in expected credit losses	(1.6)	(13.2)
Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	5.40%
Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	51.70%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	51.40%	31.80%
Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,171	1,851
Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	913	1,474
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,084)	(3,326)
Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	686	1,513
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%	6.00%
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	56	6	13
Proceeds from transfer of assets	6,156	974	523
Servicing fees	0	1	1
Cash received on interests that continue to be held	57	205	150
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	30,050	35,487
Total assets of SPE	45,407	52,536
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	761	57
Weighted-average life, in years	8 years 4 months 26 days	7 years 2 months 13 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	274	342
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	4 years 0 months 0 days	4 years 1 month 5 days
Impact on fair value from 10% adverse change in cash flow discount rate	(14.8)	(30.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(19.9)	(36.2)
Impact on fair value from 10% adverse change in expected credit losses	(14.4)	(29.8)
Impact on fair value from 20% adverse change in expected credit losses	(19.2)	(34.8)
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	0.80%	2.90%
Expected credit losses (rate per annum), in % (as a percent)	0.50%	1.20%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	1.10%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	1.90%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	10.70%	10.60%
Expected credit losses (rate per annum), in % (as a percent)	9.00%	9.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	50.20%	50.10%
Expected credit losses rate (rate per annum), in % (as a percent)	49.50%	49.00%
Bank | CMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	467	664
Bank | CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(467)	(664)
Bank | CMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	90	133
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	654	42
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	107	15
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	3	65	214
Proceeds from transfer of assets	15,143	30,695	52,308
Purchases of previously transferred financial assets or their underlying collateral	(25)	(4)	0
Servicing fees	3	3	6
Cash received on interests that continue to be held	554	382	488
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	58,112	91,242
Total assets of SPE	60,469	95,297
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,219	5,095
Weighted-average life, in years	5 years 0 months 0 days	5 years 4 months 26 days
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	1,929	2,960
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	5 years 2 months 14 days	5 years 3 months 19 days
Impact on fair value from 10% adverse change in prepayment speed	(38.5)	(44.2)
Impact on fair value from 20% adverse change in prepayment speed	(74.3)	(86.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(62.8)	(94.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(93.5)	(151.9)
Impact on fair value from 10% adverse change in expected credit losses	(55.9)	(83.6)
Impact on fair value from 20% adverse change in expected credit losses	(80.3)	(131.5)
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	0.10%	9.00%
Cash flow discount rate (rate per annum), in % (as a percent)	0.10%	0.50%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.30%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	0.10%	0.10%
Cash flow discount rate per annum, in % (as a percent)	0.20%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.90%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	34.90%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	25.70%	71.20%
Expected credit losses (rate per annum), in % (as a percent)	25.10%	71.00%
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Prepayment speed assumption (rate per annum), in % (as a percent)	27.60%	30.00%
Cash flow discount rate per annum, in % (as a percent)	42.80%	49.10%
Expected credit losses rate (rate per annum), in % (as a percent)	42.80%	48.90%
Bank | RMBS | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	0	12
Bank | RMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	0	(12)
Bank | RMBS | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	342	688
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,090	4,695
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	129	399
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	83	24	85
Proceeds from transfer of assets	591	1,268	4,376
Purchases of previously transferred financial assets or their underlying collateral	(621)	(256)	(2,519)
Servicing fees	0	1	0
Cash received on interests that continue to be held	1,350	701	1,539
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	32,805	35,233
Total assets of SPE	32,805	35,307
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	692	1,754
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Weighted-average life, in years	3 years 7 months 6 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(1)	(8.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.8)	(15.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.8)	(6.8)
Impact on fair value from 20% adverse change in expected credit losses	(1.6)	(13.2)
Bank | Other asset-backed financing activities | Minimum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	5.40%
Bank | Other asset-backed financing activities | Maximum
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Cash flow discount rate per annum, in % (as a percent)	51.70%	58.70%
Expected credit losses rate (rate per annum), in % (as a percent)	51.40%	31.80%
Bank | Other asset-backed financing activities | Trading assets.
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	1,171	1,851
Bank | Other asset-backed financing activities | Other assets:
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	913	1,475
Bank | Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(2,084)	(3,326)
Bank | Other asset-backed financing activities | Non-investment grade
Fair value of beneficial interests held in SPEs
Fair value of beneficial interests held in SPEs	686	1,513

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
VIE Disclosures
Number of primary categories of VIEs	3
Average maturity of CP (in days)	27	18
Average maturity of conduit's assets (in years)	2.9	2.5
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	581	646
Other assets, consolidated VIEs	14,536	13,002
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	9,582	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,228	746
Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	581	646
Loans held-for-sale, consolidated VIEs	10,505	11,174
Other assets, consolidated VIEs	4,031	1,828
Total assets of consolidated VIEs	30,046	29,789
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	9,582	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,228	746
Total liabilities of consolidated VIEs	25,714	23,252
Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,534	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,064	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,324	7,231
Other assets, consolidated VIEs	45	43
Total assets of consolidated VIEs	9,967	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	20	30
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,944	9,383
Other liabilities, consolidated VIEs	45	69
Total liabilities of consolidated VIEs	10,009	9,482
Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	27	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	196	728
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,360	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,637	751
Total assets of consolidated VIEs	6,360	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	5,776	6,141
Long-term debt, consolidated VIEs	14	24
Other liabilities, consolidated VIEs	6	2
Total liabilities of consolidated VIEs	5,796	6,167
Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	14	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	859	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,110	3,941
Other assets, consolidated VIEs	1	0
Total assets of consolidated VIEs	3,984	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,608	4,483
Other liabilities, consolidated VIEs	97	0
Total liabilities of consolidated VIEs	3,705	4,483
Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	125	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,861	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	4	30
Total assets of consolidated VIEs	1,990	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	3	0
Long-term debt, consolidated VIEs	500	276
Other liabilities, consolidated VIEs	7	24
Total liabilities of consolidated VIEs	510	300
Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	44	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	565	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,712	1,863
Net loans, consolidated VIEs	405	62
Premises and equipment, consolidated VIEs	509	564
Loans held-for-sale, consolidated VIEs	71	2
Other assets, consolidated VIEs	501	741
Total assets of consolidated VIEs	3,807	3,888
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	4	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	38	227
Other liabilities, consolidated VIEs	168	158
Total liabilities of consolidated VIEs	210	388
Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	20	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	997	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	577	483
Net loans, consolidated VIEs	429	1,158
Premises and equipment, consolidated VIEs	72	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,843	263
Total assets of consolidated VIEs	3,938	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	101	1,253
Short-term borrowings, consolidated VIEs	3,803	0
Long-term debt, consolidated VIEs	428	465
Other liabilities, consolidated VIEs	905	493
Total liabilities of consolidated VIEs	5,484	2,432
Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,921	10,301
Net loans, non-consolidated VIEs	7,507	9,749
Other assets, non-consolidated VIEs	70	423
Total variable interest assets, non-consolidated VIEs	13,498	20,473
Maximum exposure to loss (CHF million)
Maximum exposure to loss	25,751	23,178
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	199,216	224,134
Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100	126
Net loans, non-consolidated VIEs	8	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	108	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	108	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	5,163	7,093
Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,210	5,497
Net loans, non-consolidated VIEs	111	123
Other assets, non-consolidated VIEs	17	0
Total variable interest assets, non-consolidated VIEs	3,338	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	14,123	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	103,990	113,845
Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,143	1,449
Net loans, non-consolidated VIEs	2,148	1,627
Other assets, non-consolidated VIEs	49	32
Total variable interest assets, non-consolidated VIEs	3,340	3,108
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,575	3,505
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	52,268	58,815
Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	868	834
Net loans, non-consolidated VIEs	3,572	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,440	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,906	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,304	23,633
Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	600	2,395
Net loans, non-consolidated VIEs	1,668	3,257
Other assets, non-consolidated VIEs	4	391
Total variable interest assets, non-consolidated VIEs	2,272	6,043
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,039	6,413
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	15,491	20,748
Bank
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	546	609
Other assets, consolidated VIEs	14,508	13,001
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	5,779	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,164	745
Bank | Consolidated VIEs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,750	1,396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	4,697	6,399
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	2,289	2,346
Net loans, consolidated VIEs	6,053	5,940
Premises and equipment, consolidated VIEs	546	609
Loans held-for-sale, consolidated VIEs	10,505	11,174
Other assets, consolidated VIEs	4,003	1,827
Total assets of consolidated VIEs	29,983	29,751
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	125	1,286
Short-term borrowings, consolidated VIEs	5,779	6,141
Long-term debt, consolidated VIEs	14,532	14,858
Other liabilities, consolidated VIEs	1,164	745
Total liabilities of consolidated VIEs	21,847	23,251
Bank | Consolidated VIEs | CDOs
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	1,534	1,202
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,064	1,207
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	7,324	7,231
Other assets, consolidated VIEs	45	43
Total assets of consolidated VIEs	9,967	9,683
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	20	30
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	9,944	9,383
Other liabilities, consolidated VIEs	45	69
Total liabilities of consolidated VIEs	10,009	9,482
Bank | Consolidated VIEs | CP Conduit
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	27	24
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	117	19
Trading assets, consolidated VIEs	196	728
Investment securities, consolidated VIEs	23	41
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	4,360	4,720
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,637	751
Total assets of consolidated VIEs	6,360	6,283
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	5,776	6,141
Long-term debt, consolidated VIEs	14	24
Other liabilities, consolidated VIEs	6	2
Total liabilities of consolidated VIEs	5,796	6,167
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	14	18
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	859	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	3,110	3,941
Other assets, consolidated VIEs	1	0
Total assets of consolidated VIEs	3,984	3,959
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	3,608	4,483
Other liabilities, consolidated VIEs	97	0
Total liabilities of consolidated VIEs	3,705	4,483
Bank | Consolidated VIEs | Financial intermediation - Funds
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	125	43
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	1,861	2,681
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	0	0
Net loans, consolidated VIEs	0	0
Premises and equipment, consolidated VIEs	0	0
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	4	30
Total assets of consolidated VIEs	1,990	2,754
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	0	0
Short-term borrowings, consolidated VIEs	3	0
Long-term debt, consolidated VIEs	500	276
Other liabilities, consolidated VIEs	7	24
Total liabilities of consolidated VIEs	510	300
Bank | Consolidated VIEs | Financial intermediation - Loans
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	44	102
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	565	554
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	1,712	1,863
Net loans, consolidated VIEs	405	62
Premises and equipment, consolidated VIEs	474	527
Loans held-for-sale, consolidated VIEs	71	2
Other assets, consolidated VIEs	500	740
Total assets of consolidated VIEs	3,771	3,850
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	0	0
Trading liabilities, consolidated VIEs	4	3
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	38	227
Other liabilities, consolidated VIEs	167	157
Total liabilities of consolidated VIEs	209	387
Bank | Consolidated VIEs | Financial intermediation - Other
Assets of consolidated VIEs (CHF million)
Cash and due from banks, consolidated VIEs	20	25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, consolidated VIEs	0	0
Trading assets, consolidated VIEs	997	1,211
Investment securities, consolidated VIEs	0	0
Other investments, consolidated VIEs	577	483
Net loans, consolidated VIEs	429	1,158
Premises and equipment, consolidated VIEs	72	82
Loans held-for-sale, consolidated VIEs	0	0
Other assets, consolidated VIEs	1,816	263
Total assets of consolidated VIEs	3,911	3,222
Liabilities of consolidated VIEs (CHF million)
Customer deposits, consolidated VIEs	247	221
Trading liabilities, consolidated VIEs	101	1,253
Short-term borrowings, consolidated VIEs	0	0
Long-term debt, consolidated VIEs	428	465
Other liabilities, consolidated VIEs	842	493
Total liabilities of consolidated VIEs	1,618	2,432
Bank | Non-consolidated VIEs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	5,921	9,985
Net loans, non-consolidated VIEs	7,407	9,424
Other assets, non-consolidated VIEs	70	401
Total variable interest assets, non-consolidated VIEs	13,398	19,810
Maximum exposure to loss (CHF million)
Maximum exposure to loss	25,651	22,515
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	190,211	213,657
Bank | Non-consolidated VIEs | CDOs
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	100	126
Net loans, non-consolidated VIEs	8	0
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	108	126
Maximum exposure to loss (CHF million)
Maximum exposure to loss	108	153
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	5,163	7,093
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	3,210	5,497
Net loans, non-consolidated VIEs	111	123
Other assets, non-consolidated VIEs	17	0
Total variable interest assets, non-consolidated VIEs	3,338	5,620
Maximum exposure to loss (CHF million)
Maximum exposure to loss	14,123	7,056
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	103,990	113,845
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	1,143	1,449
Net loans, non-consolidated VIEs	2,048	1,302
Other assets, non-consolidated VIEs	49	32
Total variable interest assets, non-consolidated VIEs	3,240	2,783
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,475	3,180
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	52,268	58,646
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	868	834
Net loans, non-consolidated VIEs	3,572	4,742
Other assets, non-consolidated VIEs	0	0
Total variable interest assets, non-consolidated VIEs	4,440	5,576
Maximum exposure to loss (CHF million)
Maximum exposure to loss	4,906	6,051
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	22,304	23,633
Bank | Non-consolidated VIEs | Financial intermediation - Other
Variable interest assets (CHF million)
Trading assets, non-consolidated VIEs	600	2,079
Net loans, non-consolidated VIEs	1,668	3,257
Other assets, non-consolidated VIEs	4	369
Total variable interest assets, non-consolidated VIEs	2,272	5,705
Maximum exposure to loss (CHF million)
Maximum exposure to loss	3,039	6,075
Non-consolidated VIE assets (CHF million)
Non-consolidated VIE assets	6,486	10,440

Financial instruments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial instruments
Interest rate yield curves used as a reference rate	OIS
Variable rate used as a reference rate	LIBOR
Loss from change in reference rate	57
Positive Impact of the refinement in the Group's approach for determing the loss given default parameter used in the valuation model for its corporate loan book	72

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,158
Other investments	8,994	9,751
Loans	20,000	20,694
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,275	35,765
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,677	26,052
Trading assets	132,887	155,329
Investment securities	2,070	3,658
Other investments	271	424
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,439	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	170,344	190,914
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	190,619
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	271	424
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	92	94
Trading assets	55,592	82,241
Investment securities	2,066	3,649
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	53,918	61,507
Investment securities	1,583	3,302
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1	340
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,585	25,958
Trading assets	66,664	57,398
Investment securities	4	9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	3,428	6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	703	2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,538	3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,203	9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	157,469
Securities received as collateral	368	3,946
Trading assets	907,889	974,596
Investment securities	1,258	1,398
Other investments	539	282
Loans	13,381	13,852
Loans - of which commercial and industrial	6,191	7,591
Loans - of which financial institutions	5,934	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,912	23,050
Other assets - of which loans held-for-sale	14,899	12,104
Total assets at fair value	1,065,207	1,174,998
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(99)
Less assets consolidated under ASU 2009-17	(8,769)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,056,339	1,165,595
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	470	232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	349	154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	69	50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	61	40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	350	3,895
Trading assets	74,391	52,766
Investment securities	1,168	1,315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	11,032	8,123
Investment securities	1	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,835
Trading assets	25,932	27,622
Investment securities	720	748
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,392	5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,335	4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,620	6,570
Investment securities	447	566
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	18	51
Trading assets	7,746	9,039
Investment securities	90	83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	823,016	909,156
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	698,297	724,203
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	62,717	75,091
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	25,820	32,734
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	29,274	61,120
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,736	3,635
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,204
Securities received as collateral	0	193
Trading assets	15,509	22,278
Investment securities	170	102
Other investments	8,184	9,045
Loans	6,619	6,842
Loans - of which commercial and industrial	4,778	4,559
Loans - of which financial institutions	1,530	2,179
Other intangible assets (mortgage servicing rights)	43	70
Other assets	5,164	7,469
Other assets - of which loans held-for-sale	4,463	6,901
Total assets at fair value	35,689	47,203
Less other investments - equity at fair value attributable to noncontrolling interests	(3,292)	(3,944)
Less assets consolidated under ASU 2009-17	(2,745)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,652	39,256
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,958	4,306
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,633	3,136
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	165	266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	84	172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,243	2,504
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,245	2,504
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,969
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	5,888	10,028
Investment securities	169	102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	79	358
Investment securities	21	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	3,192	5,076
Investment securities	125	43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	724	1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,023	1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	447	727
Investment securities	23	41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	485	467
Investment securities	1	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,650	9,587
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,859	2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	754	1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	1,920	2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,294	2,171
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,486	2,196
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(799,886)	(872,650)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(240)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(800,126)	(872,855)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(800,126)	(872,855)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(799,886)	(872,650)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,158
Other investments	8,994	9,751
Loans	20,000	20,694
Loans - of which commercial and industrial	10,969	12,150
Loans - of which financial institutions	7,464	7,659
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,275	35,765
Other assets - of which loans held-for-sale	19,362	19,005
Total assets at fair value	471,114	540,260
Less other investments - equity at fair value attributable to noncontrolling interests	(3,631)	(4,338)
Less assets consolidated under ASU 2009-17	(11,514)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	455,969	522,615
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,958	4,306
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,633	3,136
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	635	498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	433	326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,583	2,978
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,306	2,544
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,969
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	442	4,101
Trading assets	135,871	145,035
Investment securities	3,403	5,066
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	65,029	69,988
Investment securities	1,605	3,320
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,947
Trading assets	29,125	33,038
Investment securities	845	791
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	31,116	26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,358	6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,067	7,297
Investment securities	470	607
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,603	26,090
Trading assets	74,895	66,904
Investment securities	95	92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	33,208	52,548
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	12,425	15,066
Bank
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,650
Other investments	8,892	9,552
Loans	20,000	20,693
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,259	35,666
Bank | Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,677	26,052
Trading assets	132,940	155,408
Investment securities	1,338	3,019
Other investments	271	403
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,439	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	169,665	190,333
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	169,425	190,038
Bank | Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	271	403
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	92	94
Trading assets	55,592	82,237
Investment securities	1,334	3,010
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	53,918	61,506
Investment securities	1,333	3,010
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1	337
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	19,331
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,585	25,958
Trading assets	66,715	57,481
Investment securities	4	9
Bank | Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	3,428	6,455
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	703	2,017
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,538	3,929
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,205	9,235
Bank | Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	157,469
Securities received as collateral	368	3,946
Trading assets	908,054	974,718
Investment securities	431	529
Other investments	539	282
Loans	13,381	13,851
Loans - of which commercial and industrial	6,191	7,591
Loans - of which financial institutions	5,934	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,802	22,951
Other assets - of which loans held-for-sale	14,899	12,104
Total assets at fair value	1,064,435	1,174,151
Less other investments - equity at fair value attributable to noncontrolling interests	(99)	(99)
Less assets consolidated under ASU 2009-17	(8,769)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,055,567	1,164,748
Bank | Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	470	232
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	349	154
Bank | Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	69	50
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	61	40
Bank | Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	350	3,895
Trading assets	74,392	52,783
Investment securities	341	446
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	11,032	8,123
Investment securities	1	0
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,835
Trading assets	25,933	27,639
Investment securities	340	309
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,392	5,848
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,335	4,556
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,620	6,570
Investment securities	0	136
Bank | Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	18	51
Trading assets	7,745	9,038
Investment securities	90	83
Bank | Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	823,181	909,261
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	698,494	724,413
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	62,619	74,950
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	25,885	32,770
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	29,274	61,120
Bank | Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,736	3,636
Bank | Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,204
Securities received as collateral	0	193
Trading assets	15,451	22,191
Investment securities	170	102
Other investments	8,082	8,867
Loans	6,619	6,842
Loans - of which commercial and industrial	4,778	4,559
Loans - of which financial institutions	1,530	2,179
Other intangible assets (mortgage servicing rights)	43	70
Other assets	5,164	7,469
Other assets - of which loans held-for-sale	4,463	6,901
Total assets at fair value	35,529	46,938
Less other investments - equity at fair value attributable to noncontrolling interests	(3,292)	(3,944)
Less assets consolidated under ASU 2009-17	(2,745)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,492	38,991
Bank | Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,855	4,143
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,530	2,973
Bank | Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	165	266
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	84	172
Bank | Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,244	2,490
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,245	2,490
Bank | Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,968
Bank | Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	5,830	9,941
Investment securities	169	102
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	79	358
Investment securities	21	18
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	3,192	5,076
Investment securities	125	43
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	724	1,786
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,023	1,517
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	447	727
Investment securities	24	41
Bank | Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	485	467
Investment securities	1	0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,650	9,588
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,859	2,547
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	754	1,040
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	1,920	2,732
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,294	2,172
Bank | Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,486	2,195
Bank | Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(799,843)	(872,569)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(146)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(799,989)	(872,774)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(799,989)	(872,774)
Bank | Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(799,843)	(872,569)
Bank | Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Bank | Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,650
Other investments	8,892	9,552
Loans	20,000	20,693
Loans - of which commercial and industrial	10,969	12,150
Loans - of which financial institutions	7,464	7,659
Other intangible assets (mortgage servicing rights)	43	70
Other assets	37,259	35,666
Other assets - of which loans held-for-sale	19,362	19,005
Total assets at fair value	469,640	538,648
Less other investments - equity at fair value attributable to noncontrolling interests	(3,631)	(4,338)
Less assets consolidated under ASU 2009-17	(11,514)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	454,495	521,003
Bank | Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,855	4,143
Bank | Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,530	2,973
Bank | Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	635	498
Bank | Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	433	326
Bank | Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,584	2,943
Bank | Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,306	2,530
Bank | Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,818	1,968
Bank | Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	442	4,101
Trading assets	135,814	144,961
Investment securities	1,844	3,558
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	65,029	69,987
Investment securities	1,355	3,028
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	320	3,947
Trading assets	29,126	33,052
Investment securities	465	352
Bank | Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	31,116	26,965
Bank | Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,358	6,073
Bank | Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,067	7,297
Investment securities	24	177
Bank | Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,603	26,090
Trading assets	74,945	66,986
Investment securities	95	92
Bank | Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	33,416	52,735
Bank | Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	12,427	15,066

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,643	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	4,513	3,547
Long-term debt	65,384	70,366
Other liabilities	26,871	31,092
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,677	26,052
Trading liabilities	46,867	64,088
Short-term borrowings	0	0
Long-term debt	218	122
Other liabilities	0	0
Total liabilities	76,762	90,262
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	218	122
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	92	94
Trading liabilities	25,782	38,681
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	25,623	38,622
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,585	25,958
Trading liabilities	17,912	19,124
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	3,173	6,283
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	628	1,941
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,305	3,809
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,618	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	368	3,946
Trading liabilities	841,631	930,013
Short-term borrowings	4,389	3,311
Long-term debt	55,068	57,529
Other liabilities	24,399	27,536
Total liabilities	1,042,670	1,166,138
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,565	14,228
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	22,543	19,692
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,006	10,564
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,523	3,821
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	350	3,895
Trading liabilities	7,014	9,301
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,476	829
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,835
Trading liabilities	5,030	7,591
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	18	51
Trading liabilities	389	461
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	834,228	920,251
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	693,430	717,248
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	76,963	91,846
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	27,684	37,018
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	28,952	58,497
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	25	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	5,356	7,343
Short-term borrowings	124	236
Long-term debt	10,098	12,715
Other liabilities	2,848	3,891
Total liabilities	18,451	24,378
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,189	7,576
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,551	3,585
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,160	1,909
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	21
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	13
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	6	7
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,154	7,315
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,357	1,588
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,648	2,836
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,003	1,022
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	819	1,520
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(803,038)	(873,684)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(376)	(335)
Total liabilities	(803,414)	(874,019)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(803,038)	(873,684)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,413	2,721
Customer deposits	4,643	4,599
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	4,513	3,547
Long-term debt	65,384	70,366
Other liabilities	26,871	31,092
Total liabilities	334,469	406,759
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,565	14,228
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,732	27,268
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,775	14,271
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,683	5,730
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	442	4,101
Trading liabilities	32,992	48,003
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	27,099	39,451
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,947
Trading liabilities	5,226	7,610
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,603	26,090
Trading liabilities	18,307	19,592
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	39,517	60,165
Bank
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,626	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	4,513	3,547
Long-term debt	64,774	68,036
Other liabilities	26,799	30,942
Bank | Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	29,677	26,052
Trading liabilities	47,065	64,087
Short-term borrowings	0	0
Long-term debt	218	122
Other liabilities	0	0
Total liabilities	76,960	90,261
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	1
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	218	121
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	92	94
Trading liabilities	25,782	38,680
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	25,624	38,622
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	6
Bank | Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,585	25,958
Trading liabilities	18,109	19,124
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	3,174	6,283
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	628	1,941
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	1
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,305	3,809
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,601	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	368	3,946
Trading liabilities	841,817	930,375
Short-term borrowings	4,389	3,311
Long-term debt	54,458	55,199
Other liabilities	24,235	27,387
Total liabilities	1,042,083	1,164,021
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,567	13,191
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	22,545	19,694
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,006	10,564
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,523	3,821
Bank | Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	350	3,895
Trading liabilities	7,015	9,302
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,476	829
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,835
Trading liabilities	5,030	7,591
Bank | Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	18	51
Trading liabilities	389	461
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	834,413	920,612
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	693,525	717,436
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	76,988	91,984
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	27,749	37,054
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	28,952	58,497
Bank | Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	25	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	193
Trading liabilities	5,356	7,343
Short-term borrowings	124	236
Long-term debt	10,098	12,715
Other liabilities	2,847	3,890
Total liabilities	18,450	24,377
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,189	7,576
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,551	3,585
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,160	1,909
Bank | Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	21
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	112
Trading liabilities	196	13
Bank | Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	81
Trading liabilities	6	7
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,154	7,315
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,357	1,588
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,648	2,836
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,003	1,022
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	819	1,520
Bank | Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(803,147)	(873,996)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(283)	(335)
Total liabilities	(803,430)	(874,331)
Bank | Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Bank | Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(803,147)	(873,996)
Bank | Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,431	2,737
Customer deposits	4,626	4,583
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108,784	136,483
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	4,513	3,547
Long-term debt	64,774	68,036
Other liabilities	26,799	30,942
Total liabilities	334,063	404,328
Bank | Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,567	13,191
Bank | Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,734	27,271
Bank | Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,775	14,270
Bank | Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,683	5,730
Bank | Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	442	4,101
Trading liabilities	32,993	48,003
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	27,100	39,451
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	320	3,947
Trading liabilities	5,226	7,610
Bank | Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	29,603	26,090
Trading liabilities	18,504	19,592
Bank | Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	39,594	60,214

Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	7,493	14,893
Transfers out, assets	(11,516)	(14,766)
Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		(24)
Purchases, assets		27
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)
Gain (loss) on all other activity included in trading revenues, assets		(2)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,197
Transfers in, assets	0	0
Transfers out, assets	0	(11)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	55
Settlements, assets	(1,174)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(28)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	4
Balance at end of period, assets	0	1,204
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193	0
Transfers in, assets	0	201
Transfers out, assets	(188)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(1)
Balance at end of period, assets	0	193
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,278	22,372
Transfers in, assets	4,375	6,906
Transfers out, assets	(7,676)	(6,302)
Purchases, assets	10,698	13,914
Sales, assets	(11,727)	(14,186)
Issuances, assets	1,007	777
Settlements, assets	(3,262)	(3,128)
Gain (loss) on transfers in/out included in trading revenues, assets	134	51
Gain (loss) on all other activity included in trading revenues, assets	226	1,855
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(540)	19
Balance at end of period, assets	15,509	22,278
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	10,028	11,013
Transfers in, assets	2,312	3,405
Transfers out, assets	(5,035)	(3,043)
Purchases, assets	7,479	10,382
Sales, assets	(8,826)	(11,218)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	72	1
Gain (loss) on all other activity included in trading revenues, assets	129	(467)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(267)	(45)
Balance at end of period, assets	5,888	10,028
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,803
Transfers in, assets	1,113	931
Transfers out, assets	(3,609)	(706)
Purchases, assets	5,210	5,484
Sales, assets	(4,745)	(4,574)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	49	34
Gain (loss) on all other activity included in trading revenues, assets	278	49
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(176)	55
Balance at end of period, assets	3,192	5,076
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,264
Transfers in, assets	831	1,704
Transfers out, assets	(958)	(1,277)
Purchases, assets	937	2,820
Sales, assets	(1,924)	(4,230)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	18	(37)
Gain (loss) on all other activity included in trading revenues, assets	60	(361)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(26)	(97)
Balance at end of period, assets	724	1,786
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,861
Transfers in, assets	188	324
Transfers out, assets	(262)	(237)
Purchases, assets	664	831
Sales, assets	(809)	(1,072)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(228)	(181)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(7)
Balance at end of period, assets	1,023	1,517
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,135
Transfers in, assets	158	370
Transfers out, assets	(121)	(625)
Purchases, assets	483	712
Sales, assets	(851)	(907)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	16
Gain (loss) on all other activity included in trading revenues, assets	67	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(12)	(7)
Balance at end of period, assets	447	727
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	622
Transfers in, assets	419	309
Transfers out, assets	(100)	(515)
Purchases, assets	377	726
Sales, assets	(611)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	35
Gain (loss) on all other activity included in trading revenues, assets	(63)	(47)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	5
Balance at end of period, assets	485	467
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,587	8,719
Transfers in, assets	1,465	2,998
Transfers out, assets	(2,175)	(2,311)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,007	777
Settlements, assets	(3,262)	(3,085)
Gain (loss) on transfers in/out included in trading revenues, assets	60	22
Gain (loss) on all other activity included in trading revenues, assets	163	2,436
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(195)	31
Balance at end of period, assets	6,650	9,587
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,072
Transfers in, assets	168	815
Transfers out, assets	(686)	(142)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	133
Settlements, assets	(976)	(599)
Gain (loss) on transfers in/out included in trading revenues, assets	47	13
Gain (loss) on all other activity included in trading revenues, assets	515	266
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(59)	(11)
Balance at end of period, assets	1,859	2,547
Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,300
Transfers in, assets	681	665
Transfers out, assets	(844)	(796)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	346	272
Settlements, assets	(844)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets	(31)	(21)
Gain (loss) on all other activity included in trading revenues, assets	(56)	455
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(64)	41
Balance at end of period, assets	1,920	2,732
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,171	2,725
Transfers in, assets	592	1,216
Transfers out, assets	(544)	(1,267)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	161	85
Settlements, assets	(914)	(2,051)
Gain (loss) on transfers in/out included in trading revenues, assets	43	31
Gain (loss) on all other activity included in trading revenues, assets	(179)	1,453
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(36)	(21)
Balance at end of period, assets	1,294	2,171
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,196	2,018
Transfers in, assets	179	194
Transfers out, assets	(366)	(433)
Purchases, assets	2,842	2,806
Sales, assets	(2,290)	(2,300)
Issuances, assets	0	0
Settlements, assets	0	(43)
Gain (loss) on transfers in/out included in trading revenues, assets	2	(7)
Gain (loss) on all other activity included in trading revenues, assets	(3)	(67)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(74)	28
Balance at end of period, assets	2,486	2,196
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	94	48
Sales, assets	(17)	(18)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(5)
Balance at end of period, assets	170	102
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,045	11,435
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	982	1,092
Sales, assets	(2,192)	(4,803)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	74	146
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	567	1,271
Foreign currency translation impact, assets	(235)	(48)
Balance at end of period, assets	8,184	9,045
Recurring basis | Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	3,958
Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	165
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,243
Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,245
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,969	1,844
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	102	79
Sales, assets	(274)	(83)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	72	116
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(51)	13
Balance at end of period, assets	1,818	1,969
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,076	9,591
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	880	1,013
Sales, assets	(1,918)	(4,720)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	2	30
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	567	1,271
Foreign currency translation impact, assets	(184)	(61)
Balance at end of period, assets	6,366	7,076
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,258
Transfers in, assets	605	1,560
Transfers out, assets	(642)	(1,367)
Purchases, assets	509	1,335
Sales, assets	(1,286)	(978)
Issuances, assets	4,490	2,483
Settlements, assets	(3,473)	(2,338)
Gain (loss) on transfers in/out included in trading revenues, assets	15	18
Gain (loss) on all other activity included in trading revenues, assets	(250)	(122)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(191)	(7)
Balance at end of period, assets	6,619	6,842
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,558
Transfers in, assets	537	1,411
Transfers out, assets	(391)	(854)
Purchases, assets	275	447
Sales, assets	(469)	(521)
Issuances, assets	3,084	1,984
Settlements, assets	(2,773)	(1,494)
Gain (loss) on transfers in/out included in trading revenues, assets	15	2
Gain (loss) on all other activity included in trading revenues, assets	76	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(135)	28
Balance at end of period, assets	4,778	4,559
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	64	149
Transfers out, assets	(248)	(240)
Purchases, assets	218	836
Sales, assets	(745)	(353)
Issuances, assets	1,078	371
Settlements, assets	(672)	(608)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(293)	(143)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	(27)
Balance at end of period, assets	1,530	2,179
Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	11	23
Sales, assets	(16)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(20)	(19)
Foreign currency translation impact, assets	(2)	0
Balance at end of period, assets	43	70
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	2,509	6,198
Transfers out, assets	(2,949)	(6,988)
Purchases, assets	3,007	4,730
Sales, assets	(3,356)	(5,534)
Issuances, assets	298	1,570
Settlements, assets	(2,319)	(1,442)
Gain (loss) on transfers in/out included in trading revenues, assets	128	(105)
Gain (loss) on all other activity included in trading revenues, assets	580	(161)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	(203)	(53)
Balance at end of period, assets	5,164	7,469
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,932
Transfers in, assets	2,471	5,988
Transfers out, assets	(2,948)	(6,974)
Purchases, assets	2,801	4,426
Sales, assets	(3,182)	(5,180)
Issuances, assets	298	1,569
Settlements, assets	(2,319)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets	127	(105)
Gain (loss) on all other activity included in trading revenues, assets	486	(255)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(172)	(57)
Balance at end of period, assets	4,463	6,901
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	307	(528)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	47,203	50,660
Transfers in, assets	7,493	14,893
Transfers out, assets	(11,516)	(14,766)
Purchases, assets	15,301	21,169
Sales, assets	(18,594)	(25,519)
Issuances, assets	5,795	4,885
Settlements, assets	(10,228)	(6,964)
Gain (loss) on transfers in/out included in trading revenues, assets	277	(37)
Gain (loss) on all other activity included in trading revenues, assets	602	1,720
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	547	1,253
Foreign currency translation impact, assets	(1,187)	(91)
Balance at end of period, assets	35,689	47,203
Bank | Recurring basis | Interest-bearing deposits with banks
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		0
Transfers in, assets		0
Transfers out, assets		(24)
Purchases, assets		27
Sales, assets		0
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		(1)
Gain (loss) on all other activity included in trading revenues, assets		(2)
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	1,196
Transfers in, assets	0	0
Transfers out, assets	0	(11)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	55
Settlements, assets	(1,174)	(45)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(28)	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	5
Balance at end of period, assets	0	1,204
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	193	0
Transfers in, assets	0	201
Transfers out, assets	(188)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	(7)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	(1)
Balance at end of period, assets	0	193
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	22,191	22,246
Transfers in, assets	4,375	6,907
Transfers out, assets	(7,676)	(6,303)
Purchases, assets	10,698	13,914
Sales, assets	(11,694)	(14,146)
Issuances, assets	1,007	778
Settlements, assets	(3,262)	(3,128)
Gain (loss) on transfers in/out included in trading revenues, assets	134	51
Gain (loss) on all other activity included in trading revenues, assets	225	1,854
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(543)	18
Balance at end of period, assets	15,451	22,191
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,941	10,887
Transfers in, assets	2,312	3,405
Transfers out, assets	(5,035)	(3,043)
Purchases, assets	7,479	10,382
Sales, assets	(8,793)	(11,178)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	72	1
Gain (loss) on all other activity included in trading revenues, assets	129	(467)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(271)	(46)
Balance at end of period, assets	5,830	9,941
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,076	3,805
Transfers in, assets	1,113	931
Transfers out, assets	(3,609)	(706)
Purchases, assets	5,210	5,484
Sales, assets	(4,745)	(4,573)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	49	34
Gain (loss) on all other activity included in trading revenues, assets	278	49
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(176)	52
Balance at end of period, assets	3,192	5,076
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,786	3,265
Transfers in, assets	831	1,704
Transfers out, assets	(958)	(1,277)
Purchases, assets	937	2,820
Sales, assets	(1,924)	(4,230)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	18	(37)
Gain (loss) on all other activity included in trading revenues, assets	60	(361)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(26)	(98)
Balance at end of period, assets	724	1,786
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,517	1,862
Transfers in, assets	188	324
Transfers out, assets	(262)	(237)
Purchases, assets	664	831
Sales, assets	(809)	(1,072)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	(2)
Gain (loss) on all other activity included in trading revenues, assets	(228)	(181)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(43)	(8)
Balance at end of period, assets	1,023	1,517
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	727	1,134
Transfers in, assets	158	370
Transfers out, assets	(121)	(625)
Purchases, assets	483	712
Sales, assets	(851)	(907)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(4)	16
Gain (loss) on all other activity included in trading revenues, assets	67	33
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(12)	(6)
Balance at end of period, assets	447	727
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	467	623
Transfers in, assets	419	309
Transfers out, assets	(100)	(515)
Purchases, assets	377	726
Sales, assets	(611)	(668)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	35
Gain (loss) on all other activity included in trading revenues, assets	(63)	(47)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	4
Balance at end of period, assets	485	467
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,588	8,720
Transfers in, assets	1,465	2,998
Transfers out, assets	(2,175)	(2,311)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,007	778
Settlements, assets	(3,262)	(3,085)
Gain (loss) on transfers in/out included in trading revenues, assets	60	22
Gain (loss) on all other activity included in trading revenues, assets	163	2,436
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(196)	30
Balance at end of period, assets	6,650	9,588
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,547	2,071
Transfers in, assets	168	815
Transfers out, assets	(686)	(142)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	303	133
Settlements, assets	(976)	(599)
Gain (loss) on transfers in/out included in trading revenues, assets	47	13
Gain (loss) on all other activity included in trading revenues, assets	515	266
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(59)	(10)
Balance at end of period, assets	1,859	2,547
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/index-related derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,732	2,298
Transfers in, assets	681	666
Transfers out, assets	(844)	(796)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	346	272
Settlements, assets	(844)	(184)
Gain (loss) on transfers in/out included in trading revenues, assets	(31)	(21)
Gain (loss) on all other activity included in trading revenues, assets	(56)	455
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(64)	42
Balance at end of period, assets	1,920	2,732
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,172	2,724
Transfers in, assets	592	1,216
Transfers out, assets	(544)	(1,267)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	161	86
Settlements, assets	(914)	(2,051)
Gain (loss) on transfers in/out included in trading revenues, assets	43	31
Gain (loss) on all other activity included in trading revenues, assets	(179)	1,452
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(37)	(19)
Balance at end of period, assets	1,294	2,172
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,195	2,016
Transfers in, assets	179	195
Transfers out, assets	(366)	(434)
Purchases, assets	2,842	2,806
Sales, assets	(2,290)	(2,300)
Issuances, assets	0	0
Settlements, assets	0	(43)
Gain (loss) on transfers in/out included in trading revenues, assets	2	(7)
Gain (loss) on all other activity included in trading revenues, assets	(4)	(68)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(72)	30
Balance at end of period, assets	2,486	2,195
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	102	79
Transfers in, assets	0	2
Transfers out, assets	0	0
Purchases, assets	94	48
Sales, assets	(17)	(18)
Issuances, assets	0	0
Settlements, assets	0	(4)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(9)	(5)
Balance at end of period, assets	170	102
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	8,867	11,189
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	859	1,065
Sales, assets	(2,063)	(4,688)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	74	146
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	620	1,255
Foreign currency translation impact, assets	(218)	(52)
Balance at end of period, assets	8,082	8,867
Bank | Recurring basis | Other investments | Private Equity
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	3,855
Bank | Recurring basis | Other investments | Hedge funds
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	165
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,244
Bank | Recurring basis | Other investments | Other equity investments - of which private
Assets measured at fair value on a recurring basis for level 3
Balance at end of period, assets	2,245
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,968	1,843
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	102	79
Sales, assets	(274)	(83)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	72	116
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	13
Balance at end of period, assets	1,818	1,968
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,899	9,346
Transfers in, assets	4	26
Transfers out, assets	(61)	(74)
Purchases, assets	757	986
Sales, assets	(1,789)	(4,605)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	2	30
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	620	1,255
Foreign currency translation impact, assets	(168)	(65)
Balance at end of period, assets	6,264	6,899
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,842	6,256
Transfers in, assets	605	1,560
Transfers out, assets	(642)	(1,367)
Purchases, assets	509	1,335
Sales, assets	(1,286)	(978)
Issuances, assets	4,490	2,483
Settlements, assets	(3,473)	(2,338)
Gain (loss) on transfers in/out included in trading revenues, assets	15	18
Gain (loss) on all other activity included in trading revenues, assets	(250)	(122)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(191)	(5)
Balance at end of period, assets	6,619	6,842
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,559	3,559
Transfers in, assets	537	1,411
Transfers out, assets	(391)	(854)
Purchases, assets	275	447
Sales, assets	(469)	(521)
Issuances, assets	3,084	1,984
Settlements, assets	(2,773)	(1,494)
Gain (loss) on transfers in/out included in trading revenues, assets	15	2
Gain (loss) on all other activity included in trading revenues, assets	76	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(135)	27
Balance at end of period, assets	4,778	4,559
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,179	2,195
Transfers in, assets	64	149
Transfers out, assets	(248)	(240)
Purchases, assets	218	836
Sales, assets	(745)	(353)
Issuances, assets	1,078	371
Settlements, assets	(672)	(608)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(293)	(143)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(50)	(27)
Balance at end of period, assets	1,530	2,179
Bank | Recurring basis | Other intangible assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	66
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	11	23
Sales, assets	(16)	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(20)	(19)
Foreign currency translation impact, assets	(2)	0
Balance at end of period, assets	43	70
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,469	9,253
Transfers in, assets	2,509	6,198
Transfers out, assets	(2,949)	(6,988)
Purchases, assets	3,007	4,730
Sales, assets	(3,356)	(5,534)
Issuances, assets	298	1,570
Settlements, assets	(2,319)	(1,442)
Gain (loss) on transfers in/out included in trading revenues, assets	128	(105)
Gain (loss) on all other activity included in trading revenues, assets	580	(161)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Foreign currency translation impact, assets	(203)	(53)
Balance at end of period, assets	5,164	7,469
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,901	8,933
Transfers in, assets	2,471	5,988
Transfers out, assets	(2,948)	(6,974)
Purchases, assets	2,801	4,426
Sales, assets	(3,182)	(5,180)
Issuances, assets	298	1,569
Settlements, assets	(2,319)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, assets	127	(105)
Gain (loss) on all other activity included in trading revenues, assets	486	(255)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(172)	(58)
Balance at end of period, assets	4,463	6,901
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	307
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	46,938	50,285
Transfers in, assets	7,493	14,894
Transfers out, assets	(11,516)	(14,767)
Purchases, assets	15,178	21,142
Sales, assets	(18,432)	(25,364)
Issuances, assets	5,795	4,886
Settlements, assets	(10,228)	(6,964)
Gain (loss) on transfers in/out included in trading revenues, assets	277	(37)
Gain (loss) on all other activity included in trading revenues, assets	601	1,719
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	600	1,237
Foreign currency translation impact, assets	(1,173)	(93)
Balance at end of period, assets	35,529	46,938

Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		507
Transfers in, liabilities		0
Transfers out, liabilities		(293)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(199)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(4)
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(11)
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193	0
Transfers in, liabilities	0	201
Transfers out, liabilities	(188)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(7)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	(1)
Balance at end of period, liabilities	0	193
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,200
Transfers in, liabilities	1,294	1,276
Transfers out, liabilities	(1,783)	(2,062)
Purchases, liabilities	94	214
Sales, liabilities	(346)	(290)
Issuances, liabilities	853	502
Settlements, liabilities	(2,599)	(1,928)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	203
Gain (loss) on all other activity included in trading revenues, liabilities	505	259
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(156)	(31)
Balance at end of period, liabilities	5,356	7,343
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,341
Transfers in, liabilities	230	91
Transfers out, liabilities	(754)	(45)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	115	2
Settlements, liabilities	(194)	(193)
Gain (loss) on transfers in/out included in trading revenues, liabilities	75	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	340	383
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(43)	13
Balance at end of period, liabilities	1,357	1,588
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,941
Transfers in, liabilities	3	48
Transfers out, liabilities	(178)	(135)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1	17
Settlements, liabilities	(1,037)	(704)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	7
Gain (loss) on all other activity included in trading revenues, liabilities	48	655
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(49)	7
Balance at end of period, liabilities	1,648	2,836
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,940
Transfers in, liabilities	132	113
Transfers out, liabilities	(262)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	537	153
Settlements, liabilities	(315)	(348)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	181
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(1,236)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(34)	(65)
Balance at end of period, liabilities	1,003	1,022
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,256
Transfers in, liabilities	700	949
Transfers out, liabilities	(571)	(1,072)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	88	136
Settlements, liabilities	(939)	(414)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	19
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	622
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(22)	24
Balance at end of period, liabilities	819	1,520
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	23	64
Transfers out, liabilities	(96)	(23)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	288	320
Settlements, liabilities	(332)	(229)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	1
Gain (loss) on all other activity included in trading revenues, liabilities	14	(24)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	4
Balance at end of period, liabilities	124	236
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,797
Transfers in, liabilities	2,616	7,346
Transfers out, liabilities	(4,044)	(8,522)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,015	6,253
Settlements, liabilities	(6,043)	(8,383)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(166)
Gain (loss) on all other activity included in trading revenues, liabilities	989	(490)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(328)	(120)
Balance at end of period, liabilities	10,098	12,715
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,488
Transfers in, liabilities	789	1,911
Transfers out, liabilities	(1,668)	(2,109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,925	2,921
Settlements, liabilities	(2,867)	(3,566)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	(55)
Gain (loss) on all other activity included in trading revenues, liabilities	604	(932)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(198)	(82)
Balance at end of period, liabilities	6,189	7,576
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	1,701	5,187
Transfers out, liabilities	(2,225)	(6,213)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,473	2,609
Settlements, liabilities	(2,312)	(4,393)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(117)
Gain (loss) on all other activity included in trading revenues, liabilities	275	(215)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(90)	(98)
Balance at end of period, liabilities	2,551	3,585
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,891	3,734
Transfers in, liabilities	246	663
Transfers out, liabilities	(315)	(383)
Purchases, liabilities	321	290
Sales, liabilities	(1,322)	(437)
Issuances, liabilities	2	17
Settlements, liabilities	(219)	(245)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(15)	(45)
Gain (loss) on all other activity included in trading revenues, liabilities	74	181
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	279	128
Foreign currency translation impact, liabilities	(94)	(12)
Balance at end of period, liabilities	2,848	3,891
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,849
Transfers in, liabilities	136	607
Transfers out, liabilities	(47)	(345)
Purchases, liabilities	302	237
Sales, liabilities	(1,260)	(403)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	153	(20)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(33)	(5)
Balance at end of period, liabilities	1,160	1,909
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,378	30,361
Transfers in, liabilities	4,179	9,550
Transfers out, liabilities	(6,426)	(11,283)
Purchases, liabilities	415	504
Sales, liabilities	(1,668)	(727)
Issuances, liabilities	5,183	7,092
Settlements, liabilities	(9,193)	(10,991)
Gain (loss) on transfers in/out included in trading revenues, liabilities	315	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	1,582	(74)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	279	128
Foreign currency translation impact, liabilities	(589)	(171)
Balance at end of period, liabilities	18,451	24,378
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	25
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0	507
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(293)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(199)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	0	(11)
Balance at end of period, liabilities	0	0
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193	0
Transfers in, liabilities	0	201
Transfers out, liabilities	(188)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	(7)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5)	(1)
Balance at end of period, liabilities	0	193
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,201
Transfers in, liabilities	1,294	1,276
Transfers out, liabilities	(1,783)	(2,062)
Purchases, liabilities	94	214
Sales, liabilities	(346)	(290)
Issuances, liabilities	853	502
Settlements, liabilities	(2,599)	(1,929)
Gain (loss) on transfers in/out included in trading revenues, liabilities	151	203
Gain (loss) on all other activity included in trading revenues, liabilities	505	259
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(156)	(31)
Balance at end of period, liabilities	5,356	7,343
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,342
Transfers in, liabilities	230	91
Transfers out, liabilities	(754)	(45)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	115	2
Settlements, liabilities	(194)	(194)
Gain (loss) on transfers in/out included in trading revenues, liabilities	75	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	340	383
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(43)	13
Balance at end of period, liabilities	1,357	1,588
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,940
Transfers in, liabilities	3	48
Transfers out, liabilities	(178)	(135)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1	17
Settlements, liabilities	(1,037)	(704)
Gain (loss) on transfers in/out included in trading revenues, liabilities	24	7
Gain (loss) on all other activity included in trading revenues, liabilities	48	655
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(49)	8
Balance at end of period, liabilities	1,648	2,836
Bank | Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,939
Transfers in, liabilities	132	113
Transfers out, liabilities	(262)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	537	153
Settlements, liabilities	(315)	(348)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	181
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	(1,236)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(34)	(64)
Balance at end of period, liabilities	1,003	1,022
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,255
Transfers in, liabilities	700	949
Transfers out, liabilities	(571)	(1,072)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	88	136
Settlements, liabilities	(939)	(414)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	19
Gain (loss) on all other activity included in trading revenues, liabilities	(36)	622
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(22)	25
Balance at end of period, liabilities	819	1,520
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	23	64
Transfers out, liabilities	(96)	(23)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	288	320
Settlements, liabilities	(332)	(229)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	1
Gain (loss) on all other activity included in trading revenues, liabilities	14	(24)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	4
Balance at end of period, liabilities	124	236
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,798
Transfers in, liabilities	2,616	7,346
Transfers out, liabilities	(4,044)	(8,522)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,015	6,253
Settlements, liabilities	(6,043)	(8,383)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(166)
Gain (loss) on all other activity included in trading revenues, liabilities	989	(490)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(328)	(121)
Balance at end of period, liabilities	10,098	12,715
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,486
Transfers in, liabilities	789	1,911
Transfers out, liabilities	(1,668)	(2,109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,925	2,921
Settlements, liabilities	(2,867)	(3,566)
Gain (loss) on transfers in/out included in trading revenues, liabilities	32	(55)
Gain (loss) on all other activity included in trading revenues, liabilities	604	(932)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(198)	(80)
Balance at end of period, liabilities	6,189	7,576
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	1,701	5,187
Transfers out, liabilities	(2,225)	(6,213)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,473	2,609
Settlements, liabilities	(2,312)	(4,393)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(117)
Gain (loss) on all other activity included in trading revenues, liabilities	275	(215)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(90)	(98)
Balance at end of period, liabilities	2,551	3,585
Bank | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,890	3,733
Transfers in, liabilities	246	663
Transfers out, liabilities	(315)	(383)
Purchases, liabilities	321	290
Sales, liabilities	(1,322)	(437)
Issuances, liabilities	2	17
Settlements, liabilities	(219)	(245)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(15)	(45)
Gain (loss) on all other activity included in trading revenues, liabilities	74	181
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	278	128
Foreign currency translation impact, liabilities	(93)	(12)
Balance at end of period, liabilities	2,847	3,890
Bank | Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,848
Transfers in, liabilities	136	607
Transfers out, liabilities	(47)	(345)
Purchases, liabilities	302	237
Sales, liabilities	(1,260)	(403)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	153	(20)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(33)	(4)
Balance at end of period, liabilities	1,160	1,909
Bank | Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,377	30,362
Transfers in, liabilities	4,179	9,550
Transfers out, liabilities	(6,426)	(11,283)
Purchases, liabilities	415	504
Sales, liabilities	(1,668)	(727)
Issuances, liabilities	5,183	7,092
Settlements, liabilities	(9,193)	(10,992)
Gain (loss) on transfers in/out included in trading revenues, liabilities	315	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	1,582	(74)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	0
Gain (loss) on all other activity included in other revenues, liabilities	278	128
Foreign currency translation impact, liabilities	(588)	(172)
Balance at end of period, liabilities	18,450	24,377
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	25
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25

Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,825	20,299
Transfers in, net assets/liabilities	3,314	5,343
Transfers out, net assets/liabilities	(5,090)	(3,483)
Purchases, net assets/liabilities	14,886	20,665
Sales, net assets/liabilities	(16,926)	(24,792)
Issuances, net assets/liabilities	612	(2,207)
Settlements, net assets/liabilities	(1,035)	4,027
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(38)	(26)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(980)	1,794
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	268	1,125
Foreign currency translation impact, net assets/liabilities	(598)	80
Balance at beginning of period, net assets/liabilities	17,238	22,825
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,561	19,923
Transfers in, net assets/liabilities	3,314	5,344
Transfers out, net assets/liabilities	(5,090)	(3,484)
Purchases, net assets/liabilities	14,763	20,638
Sales, net assets/liabilities	(16,764)	(24,637)
Issuances, net assets/liabilities	612	(2,206)
Settlements, net assets/liabilities	(1,035)	4,028
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(38)	(26)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(981)	1,793
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	322	1,109
Foreign currency translation impact, net assets/liabilities	(585)	79
Balance at beginning of period, net assets/liabilities	17,079	22,561

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(750)	2,893
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,291)	514
Transfers into level 3 assets	7,493	14,893
Transfers out of level 3 assets	11,516	14,766
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,018)	1,768
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	546
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	268	1,125
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(82)	(32)
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(697)	2,876
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,232)	430
Bank | Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(1,019)	1,767
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	546
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	322	1,109
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(23)	(116)

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Level 3
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Bank
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Bank | Level 3
Assets and liabilities recorded at fair value
Loans	0.5	0.7

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	1,945	2,272
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963
Loans	242,223	233,413
Other assets	72,912	78,296
Due to banks and customer deposits	(339,326)	(353,548)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(132,721)	(176,559)
Short-term borrowings	(18,641)	(26,116)
Long-term debt	(148,134)	(162,655)
Other liabilities	(57,637)	(63,217)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	920	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Loans	20,000	20,694
Other assets	22,060	20,511
Due to banks and customer deposits	(531)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(136,483)
Short-term borrowings	(4,513)	(3,547)
Long-term debt	(65,384)	(70,366)
Other liabilities	(3,683)	(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,810	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	615	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,196	157,889
Loans	20,278	21,382
Other assets	29,787	30,778
Due to banks and customer deposits	(493)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,701)	(136,396)
Short-term borrowings	(4,339)	(3,681)
Long-term debt	(66,998)	(79,475)
Other liabilities	(6,186)	(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,890)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	12	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	468	784
Loans	(278)	(688)
Other assets	(7,727)	(10,267)
Due to banks and customer deposits	(38)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	(87)
Short-term borrowings	(174)	134
Long-term debt	1,614	9,109
Other liabilities	2,503	2,480
Bank
Financial instruments (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	3,719	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935
Loans	227,498	219,434
Other assets	72,782	78,080
Due to banks and customer deposits	(328,264)	(344,207)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(132,721)	(176,559)
Short-term borrowings	(14,838)	(26,116)
Long-term debt	(146,997)	(161,353)
Other liabilities	(57,367)	(62,167)
Bank | Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	920	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Loans	20,000	20,693
Other assets	22,060	20,511
Due to banks and customer deposits	(531)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(136,483)
Short-term borrowings	(4,513)	(3,547)
Long-term debt	(64,774)	(68,036)
Other liabilities	(3,683)	(5,730)
Bank | Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,810	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	615	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,196	157,889
Loans	20,278	21,381
Other assets	29,787	30,778
Due to banks and customer deposits	(493)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,701)	(136,396)
Short-term borrowings	(4,339)	(3,681)
Long-term debt	(66,434)	(77,000)
Other liabilities	(6,186)	(8,210)
Bank | Difference
Loans (CHF million)
Non-interest-earning loans	(2,890)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	12	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	468	784
Loans	(278)	(688)
Other assets	(7,727)	(10,267)
Due to banks and customer deposits	(38)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	(87)
Short-term borrowings	(174)	134
Long-term debt	1,660	8,964
Other liabilities	2,503	2,480

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(13)
Net gains/(losses) of which related to credit risk - on assets	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	12	0	11
Net gains/(losses) of which related to credit risk - on assets	3	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,183	1,698	1,901
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	10	46
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	144	196	(225)
Net gains/(losses) of which related to credit risk - on assets	34	(14)	(2)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	925	(1,105)	1,065
Net gains/(losses) of which related to credit risk - on assets	318	(256)	707
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,641	476	5,896
Net gains/(losses) of which related to credit risk - on assets	355	(332)	589
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(2)	(27)
Net gains/(losses) of which related to credit risk - on liabilities	8	45	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(114)	(575)	(471)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(350)	91	(51)
Net gains/(losses) of which related to credit risk - on liabilities	0	(2)	1
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(7,905)	2,342	(6,162)
Net gains/(losses) of which related to credit risk - on liabilities	(2,552)	1,909	273
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	826	(286)	(232)
Net gains/(losses) of which related to credit risk - on liabilities	912	(348)	(97)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(1,663)	1,210	341
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	(931)	697	(73)
Bank | Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	(13)
Net gains/(losses) of which related to credit risk - on assets	(13)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	12	0	11
Net gains/(losses) of which related to credit risk - on assets	3	0	0
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,183	1,698	1,901
Bank | Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	10	46
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	144	196	(225)
Net gains/(losses) of which related to credit risk - on assets	34	(14)	(2)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	925	(1,105)	1,065
Net gains/(losses) of which related to credit risk - on assets	318	(256)	707
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,641	476	5,896
Net gains/(losses) of which related to credit risk - on assets	355	(332)	589
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(22)	(2)	(27)
Net gains/(losses) of which related to credit risk - on liabilities	8	45	0
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(114)	(575)	(471)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(350)	91	(51)
Net gains/(losses) of which related to credit risk - on liabilities	0	(2)	1
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(7,709)	2,301	(6,313)
Net gains/(losses) of which related to credit risk - on liabilities	(2,365)	1,769	166
Bank | Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	826	(286)	(232)
Net gains/(losses) of which related to credit risk - on liabilities	912	(348)	(97)

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,597	4,818
Redeemable	4,297	5,278
Total fair value	8,894	10,096
Unfunded commitments	1,273	1,677
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,958	2,248
Redeemable attributable to non-controlling interest	107	91
Unfunded commitments attributable to non-controlling interest	418	540
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Fair value of investments valued at an amount other than net asset value where it is probable they will be sold	576
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	179	85
Redeemable	3,737	4,847
Total fair value	3,916	4,932
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	127	45
Redeemable	38	61
Total fair value	165	106
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	40
Redeemable	3,810	4,864
Total fair value	3,862	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	57.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	13.00%	19.00%
Percentage of investment subject to annual redemption	17.00%	18.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(111)	(78)
Total fair value	(111)	(78)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,418	4,733
Redeemable	560	431
Total fair value	4,978	5,164
Unfunded commitments	1,273	1,677
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	75	67
Redeemable	560	431
Total fair value	635	498
Unfunded commitments	203	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	19.00%	10.00%
Percentage of investment subject to monthly redemption	0.00%
Percentage of investment subject to quarterly redemption	66.00%	72.00%
Percentage of investment subject to annual redemption	11.00%	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,958	4,306
Redeemable	0	0
Total fair value	3,958	4,306
Unfunded commitments	1,070	1,403
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	385	360
Redeemable	0	0
Total fair value	385	360
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	69	58
Redeemable	364	268
Total fair value	433	326
Unfunded commitments	157	219
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	97	9
Redeemable	0	0
Total fair value	97	9
Unfunded commitments	17	18
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	4
Redeemable	43	50
Total fair value	46	54
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,633	3,136
Redeemable	0	0
Total fair value	2,633	3,136
Unfunded commitments	724	954
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	338
Redeemable	0	0
Total fair value	382	338
Unfunded commitments	131	200
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	5
Redeemable	153	113
Total fair value	156	118
Unfunded commitments	46	55
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	823
Redeemable	0	0
Total fair value	846	823
Unfunded commitments	198	231
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,494	4,655
Redeemable	4,297	5,278
Total fair value	8,791	9,933
Unfunded commitments	1,272	1,675
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,958	2,248
Redeemable attributable to non-controlling interest	107	91
Unfunded commitments attributable to non-controlling interest	418	540
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	179	85
Redeemable	3,737	4,847
Total fair value	3,916	4,932
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	127	45
Redeemable	38	61
Total fair value	165	106
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	40
Redeemable	3,810	4,864
Total fair value	3,862	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	57.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	13.00%	19.00%
Percentage of investment subject to annual redemption	17.00%	18.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(111)	(78)
Total fair value	(111)	(78)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,315	4,570
Redeemable	560	431
Total fair value	4,875	5,001
Unfunded commitments	1,272	1,675
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	75	67
Redeemable	560	431
Total fair value	635	498
Unfunded commitments	203	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	19.00%	10.00%
Percentage of investment subject to monthly redemption	0.00%	0.00%
Percentage of investment subject to quarterly redemption	66.00%	72.00%
Percentage of investment subject to annual redemption	11.00%	17.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,855	4,143
Redeemable	0	0
Total fair value	3,855	4,143
Unfunded commitments	1,069	1,401
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	385	360
Redeemable	0	0
Total fair value	385	360
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	68	58
Redeemable	365	268
Total fair value	433	326
Unfunded commitments	157	219
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	97	9
Redeemable	0	0
Total fair value	97	9
Unfunded commitments	17	18
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	4
Redeemable	43	50
Total fair value	46	54
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,530	2,973
Redeemable	0	0
Total fair value	2,530	2,973
Unfunded commitments	723	952
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	338
Redeemable	0	0
Total fair value	382	338
Unfunded commitments	131	200
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	5
Redeemable	152	113
Total fair value	156	118
Unfunded commitments	46	55
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	823
Redeemable	0	0
Total fair value	846	823
Unfunded commitments	198	231

Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,037
Transfers out of level 1 to level 2, Trading assets	24,302
Transfers to level 1 out of level 2, Trading liabilities	6,628
Transfers out of level 1 to level 2, Trading liabilities	332
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	318
Transfers out of level 1 to level 2, Trading assets	23,632
Transfers to level 1 out of level 2, Trading liabilities	87
Transfers out of level 1 to level 2, Trading liabilities	34
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	209
Transfers out of level 1 to level 2, Trading assets	650
Transfers to level 1 out of level 2, Trading liabilities	100
Transfers out of level 1 to level 2, Trading liabilities	226
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,510
Transfers out of level 1 to level 2, Trading assets	20
Transfers to level 1 out of level 2, Trading liabilities	6,441
Transfers out of level 1 to level 2, Trading liabilities	72
Bank
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,037
Transfers out of level 1 to level 2, Trading assets	24,302
Transfers to level 1 out of level 2, Trading liabilities	6,628
Transfers out of level 1 to level 2, Trading liabilities	332
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	318
Transfers out of level 1 to level 2, Trading assets	23,632
Transfers to level 1 out of level 2, Trading liabilities	87
Transfers out of level 1 to level 2, Trading liabilities	34
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	209
Transfers out of level 1 to level 2, Trading assets	650
Transfers to level 1 out of level 2, Trading liabilities	100
Transfers out of level 1 to level 2, Trading liabilities	226
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,510
Transfers out of level 1 to level 2, Trading assets	20
Transfers to level 1 out of level 2, Trading liabilities	6,441
Transfers out of level 1 to level 2, Trading liabilities	72

Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2011 Interest-bearing deposits with banks	Dec. 31, 2010 Interest-bearing deposits with banks	Dec. 31, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Dec. 31, 2010 Securities received as collateral	Dec. 31, 2012 Trading assets	Dec. 31, 2011 Trading assets	Dec. 31, 2010 Trading assets	Dec. 31, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Dec. 31, 2010 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Dec. 31, 2010 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Dec. 31, 2010 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Dec. 31, 2010 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Dec. 31, 2010 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Dec. 31, 2010 Trading assets Other	Dec. 31, 2012 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Investment securities	Dec. 31, 2011 Investment securities	Dec. 31, 2010 Investment securities	Dec. 31, 2012 Other investments	Dec. 31, 2011 Other investments	Dec. 31, 2010 Other investments	Dec. 31, 2012 Other investments Private Equity	Dec. 31, 2012 Other investments Hedge funds	Dec. 31, 2012 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Dec. 31, 2010 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Dec. 31, 2010 Other investments Equity securities	Dec. 31, 2012 Loans	Dec. 31, 2011 Loans	Dec. 31, 2010 Loans	Dec. 31, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Dec. 31, 2010 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Dec. 31, 2010 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Dec. 31, 2010 Other intangible assets.	Dec. 31, 2012 Other assets	Dec. 31, 2011 Other assets	Dec. 31, 2010 Other assets	Dec. 31, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2010 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Assets	Dec. 31, 2011 Assets	Dec. 31, 2010 Assets	Dec. 31, 2011 Bank Interest-bearing deposits with banks	Dec. 31, 2010 Bank Interest-bearing deposits with banks	Dec. 31, 2012 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2010 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Bank Securities received as collateral	Dec. 31, 2011 Bank Securities received as collateral	Dec. 31, 2010 Bank Securities received as collateral	Dec. 31, 2012 Bank Trading assets	Dec. 31, 2011 Bank Trading assets	Dec. 31, 2010 Bank Trading assets	Dec. 31, 2012 Bank Trading assets Debt securities	Dec. 31, 2011 Bank Trading assets Debt securities	Dec. 31, 2010 Bank Trading assets Debt securities	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2010 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS	Dec. 31, 2011 Bank Trading assets Debt securities RMBS	Dec. 31, 2010 Bank Trading assets Debt securities RMBS	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS	Dec. 31, 2011 Bank Trading assets Debt securities CMBS	Dec. 31, 2010 Bank Trading assets Debt securities CMBS	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2010 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Equity securities	Dec. 31, 2011 Bank Trading assets Equity securities	Dec. 31, 2010 Bank Trading assets Equity securities	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments	Dec. 31, 2011 Bank Trading assets Derivative instruments	Dec. 31, 2010 Bank Trading assets Derivative instruments	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Equity/index-related derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2010 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Other	Dec. 31, 2011 Bank Trading assets Other	Dec. 31, 2010 Bank Trading assets Other	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Other Market comparable	Dec. 31, 2012 Bank Trading assets Other Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Other Market comparable Maximum	Dec. 31, 2012 Bank Investment securities	Dec. 31, 2011 Bank Investment securities	Dec. 31, 2010 Bank Investment securities	Dec. 31, 2012 Bank Other investments	Dec. 31, 2011 Bank Other investments	Dec. 31, 2010 Bank Other investments	Dec. 31, 2012 Bank Other investments Private Equity	Dec. 31, 2012 Bank Other investments Hedge funds	Dec. 31, 2012 Bank Other investments Other equity investments	Dec. 31, 2012 Bank Other investments Other equity investments - of which private	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Bank Other investments Life finance instruments	Dec. 31, 2011 Bank Other investments Life finance instruments	Dec. 31, 2010 Bank Other investments Life finance instruments	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Equity securities	Dec. 31, 2011 Bank Other investments Equity securities	Dec. 31, 2010 Bank Other investments Equity securities	Dec. 31, 2012 Bank Loans	Dec. 31, 2011 Bank Loans	Dec. 31, 2010 Bank Loans	Dec. 31, 2012 Bank Loans - of which commercial and industrial	Dec. 31, 2011 Bank Loans - of which commercial and industrial	Dec. 31, 2010 Bank Loans - of which commercial and industrial	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Bank Loans - of which financial institutions	Dec. 31, 2011 Bank Loans - of which financial institutions	Dec. 31, 2010 Bank Loans - of which financial institutions	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Bank Other intangible assets.	Dec. 31, 2011 Bank Other intangible assets.	Dec. 31, 2010 Bank Other intangible assets.	Dec. 31, 2012 Bank Other assets	Dec. 31, 2011 Bank Other assets	Dec. 31, 2010 Bank Other assets	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale	Dec. 31, 2011 Bank Other assets - of which loans held-for-sale	Dec. 31, 2010 Bank Other assets - of which loans held-for-sale	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Bank Assets	Dec. 31, 2011 Bank Assets	Dec. 31, 2010 Bank Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	0	0	0	1,204	1,197	0	193	0	15,509	22,278	22,372	5,888	10,028	11,013	3,192	5,076	3,803	754			1,231			797			724	1,786	3,264	724			1,023	1,517	1,861	1,023			447	727	1,135	123			193			78			485	467	622	26			237			6,650	9,587	8,719	1,859	2,547	2,072	1,859			1,920	2,732	2,300	1,920			1,294	2,171	2,725	1,294			2,486	2,196	2,018	564			1,891			170	102	79	8,184	9,045	11,435	3,958	165	2,243	2,245	759			903			1,818	1,969	1,844	1,818			6,366	7,076	9,591	6,619	6,842	6,258	4,778	4,559	3,558	4,778			1,530	2,179	2,195	1,530			43	70	66	5,164	7,469	9,253	4,463	6,901	8,932	328			2,031			2,009			35,689	47,203	50,660	0	0	0	1,204	1,196	0	193	0	15,451	22,191	22,246	5,830	9,941	10,887	3,192	5,076	3,805	754			1,231			797			724	1,786	3,265	724			1,023	1,517	1,862	1,023			447	727	1,134	123			193			78			485	467	623	26			237			6,650	9,588	8,720	1,859	2,547	2,071	1,859			1,920	2,732	2,298	1,920			1,294	2,172	2,724	1,294			2,486	2,195	2,016	564			1,891			170	102	79	8,082	8,867	11,189	3,855	165	2,244	2,245	759			903			1,818	1,968	1,843	1,818			6,264	6,899	9,346	6,619	6,842	6,256	4,778	4,559	3,559	4,778			1,530	2,179	2,195	1,530			43	70	66	5,164	7,469	9,253	4,463	6,901	8,933	328			2,031			2,009			35,529	46,938	50,285
Unobservable input
Buyback probability (in %)																			50.00%	100.00%																																																																																																																																																					50.00%	100.00%
Capitalization rate (in %)																																					5.00%	12.00%																	7.00%	7.00%																																																																																																																																			5.00%	12.00%																	7.00%	7.00%
Correlation (in %)																			(87.00%)	97.00%																																															17.00%	100.00%					(87.00%)	97.00%					30.00%	97.00%																																																																																									(87.00%)	97.00%																																															17.00%	100.00%					(87.00%)	97.00%					30.00%	97.00%
Credit spread (in bp)																						0	2,439																																												34	157											1	5,843																					1,070	2,049																				0	2,763					0	888											20	1,458																															0	2,439																																												34	157											1	5,843																					1,070	2,049																				0	2,763					0	888											20	1,458
Contingent probability (in %)																																																																																																					50.00%	50.00%																																																																																																																																																					50.00%	50.00%
EBITDA multiple																																																										3	12																																													2	13																																																																																																							3	12																																													2	13
Internal rate of return (in %)																																					9.00%	15.00%																																																																																																																																																					9.00%	15.00%
Life expectancy (in years)																																																																																					4	20																								1	23																																																																																																																												4	20																								1	23
Prepayment rate (in %)																															0.00%	55.00%					0.00%	10.00%					0.00%	40.00%																							2.00%	45.00%											0.00%	40.00%																																																																																																					0.00%	55.00%					0.00%	10.00%					0.00%	40.00%																							2.00%	45.00%											0.00%	40.00%
Price (in %)																									0.00%	146.00%																				0.00%	102.00%		80.00%	93.00%																																						0.00%	103.00%																																																						0.00%	103.00%		0.00%	115.00%																												0.00%	146.00%																				0.00%	102.00%		80.00%	93.00%																																						0.00%	103.00%																																																						0.00%	103.00%		0.00%	115.00%
Recovery rate (in %)																																																																															0.00%	75.00%																																																																																																																																																					0.00%	75.00%
Volatility (in %)																																																																			(5.00%)	31.00%					2.00%	157.00%																																																																																																																																															(5.00%)	31.00%					2.00%	157.00%
Discount rate (in %)																															2.00%	50.00%					2.00%	35.00%					2.00%	35.00%																																			2.00%	35.00%																																																																																																					2.00%	50.00%					2.00%	35.00%					2.00%	35.00%																																			2.00%	35.00%
Default rate (in %)																															0.00%	25.00%					0.00%	40.00%					0.00%	25.00%																																			0.00%	25.00%																																																																																																					0.00%	25.00%					0.00%	40.00%					0.00%	25.00%																																			0.00%	25.00%
Loss severity (in %)																															0.00%	100.00%					0.00%	90.00%					0.00%	100.00%																																			0.00%	100.00%																																																																																																					0.00%	100.00%					0.00%	90.00%					0.00%	100.00%																																			0.00%	100.00%

Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Dec. 31, 2010 Obligation to return securities received as collateral	Dec. 31, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Dec. 31, 2010 Trading Liabilities	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Trading Liabilities Equity/index-related derivatives	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Dec. 31, 2010 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Dec. 31, 2010 Short-term borrowings.	Dec. 31, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Dec. 31, 2010 Long-term debt	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Other liabilities:	Dec. 31, 2011 Other liabilities:	Dec. 31, 2010 Other liabilities:	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities: Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Liabilities:	Dec. 31, 2011 Liabilities:	Dec. 31, 2010 Liabilities:	Dec. 31, 2012 Due to banks and customer deposits	Dec. 31, 2011 Due to banks and customer deposits	Dec. 31, 2012 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2011 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2010 Bank Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2012 Bank Obligation to return securities received as collateral	Dec. 31, 2011 Bank Obligation to return securities received as collateral	Dec. 31, 2010 Bank Obligation to return securities received as collateral	Dec. 31, 2012 Bank Trading Liabilities	Dec. 31, 2011 Bank Trading Liabilities	Dec. 31, 2010 Bank Trading Liabilities	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2010 Bank Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2010 Bank Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2011 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2010 Bank Trading Liabilities Equity/index-related derivatives	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model Minimum	Dec. 31, 2012 Bank Trading Liabilities Equity/index-related derivatives Option model Maximum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives	Dec. 31, 2011 Bank Trading Liabilities Credit derivatives	Dec. 31, 2010 Bank Trading Liabilities Credit derivatives	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Short-term borrowings.	Dec. 31, 2011 Bank Short-term borrowings.	Dec. 31, 2010 Bank Short-term borrowings.	Dec. 31, 2012 Bank Long-term debt	Dec. 31, 2011 Bank Long-term debt	Dec. 31, 2010 Bank Long-term debt	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2010 Bank Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2010 Bank Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Bank Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Bank Other liabilities:	Dec. 31, 2011 Bank Other liabilities:	Dec. 31, 2010 Bank Other liabilities:	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2011 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2010 Bank Other liabilities: Other liabilities - of which failed sales	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Bank Other liabilities: Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Bank Liabilities:	Dec. 31, 2011 Bank Liabilities:	Dec. 31, 2010 Bank Liabilities:	Dec. 31, 2012 Bank Due to banks and customer deposits	Dec. 31, 2011 Bank Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	507	0	193	0	5,356	7,343	9,200	1,357	1,588	1,341	1,357			1,648	2,836	2,941	1,648			1,003	1,022	2,940	1,003			819	1,520	1,256	819			124	236	123	10,098	12,715	16,797	6,189	7,576	9,488	6,189			2,551	3,585	6,825	2,255			230			2,848	3,891	3,734	1,160	1,909	1,849	290			646			18,451	24,378	30,361	25	0	0	0	507	0	193	0	5,356	7,343	9,201	1,357	1,588	1,342	1,357			1,648	2,836	2,940	1,648			1,003	1,022	2,939	1,003			819	1,520	1,255	819			124	236	123	10,098	12,715	16,798	6,189	7,576	9,486	6,189			2,551	3,585	6,825	2,255			230			2,847	3,890	3,733	1,160	1,909	1,848	290			646			18,450	24,377	30,362	25	0
Unobservable input
Basis spread (in bp)													(28)	54																																																																						(28)	54
Buyback probability (in %)																									50.00%	100.00%																	50.00%	100.00%																																																				50.00%	100.00%																	50.00%	100.00%
Correlation (in %)													17.00%	100.00%					(10.00%)	70.00%					(87.00%)	97.00%					0.00%	47.00%											(87.00%)	97.00%																																								17.00%	100.00%					(10.00%)	70.00%					(87.00%)	97.00%					0.00%	47.00%											(87.00%)	97.00%
Credit spread (in bp)																															0	5,843																													0	1,532																																								0	5,843																													0	1,532
Gap risk (in %)																									0.00%	4.00%																	0.00%	12.00%																																																				0.00%	4.00%																	0.00%	12.00%
Mean reversion (in %)													(33.00%)	5.00%																																																																						(33.00%)	5.00%
Prepayment rate (in %)													4.00%	45.00%					4.00%	22.00%											0.00%	40.00%																																																				4.00%	45.00%					4.00%	22.00%											0.00%	40.00%
Price (in %)																																																	0.00%	103.00%		0.00%	87.00%											0.00%	100.00%																																																							0.00%	103.00%		0.00%	87.00%											0.00%	100.00%
Recovery rate (in %)																															0.00%	77.00%																																																																						0.00%	77.00%
Skew (in %)																									56.00%	128.00%																																																																						56.00%	128.00%
Volatility (in %)																									2.00%	157.00%																	2.00%	157.00%																																																				2.00%	157.00%																	2.00%	157.00%
Discount rate (in %)																															2.00%	35.00%																																																																						2.00%	35.00%
Default rate (in %)																															0.00%	25.00%																																																																						0.00%	25.00%
Loss severity (in %)																															0.00%	100.00%																																																																						0.00%	100.00%

Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets (CHF million)
Loans	242,223	233,413
Financial liabilities (CHF million)
Due to banks and deposits	339,326	353,548
Short-term borrowings	18,641	26,116
Long-term debt	148,134	162,655
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	78,290
Loans	218,281	208,963
Other financial assets	132,147	186,294
Financial liabilities (CHF million)
Due to banks and deposits	331,270	346,228
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	40,076
Short-term borrowings	14,128	22,569
Long-term debt	82,750	92,289
Other financial liabilities	89,361	96,844
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	63,900
Financial liabilities (CHF million)
Due to banks and deposits	200,838
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,764
Loans	221,030
Other financial assets	66,798
Financial liabilities (CHF million)
Due to banks and deposits	130,313
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939
Short-term borrowings	14,131
Long-term debt	79,846
Other financial liabilities	88,121
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	27
Loans	4,482
Other financial assets	1,772
Financial liabilities (CHF million)
Due to banks and deposits	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,546
Other financial liabilities	1,171
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	78,290
Loans	225,512	213,228
Other financial assets	132,470	186,333
Financial liabilities (CHF million)
Due to banks and deposits	331,160	346,147
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939	40,076
Short-term borrowings	14,131	22,570
Long-term debt	84,392	89,172
Other financial liabilities	89,292	96,844
Bank
Financial assets (CHF million)
Loans	227,498	219,434
Financial liabilities (CHF million)
Due to banks and deposits	328,264	344,207
Short-term borrowings	14,838	26,116
Long-term debt	146,997	161,353
Bank | Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	78,262
Loans	204,551	195,813
Other financial assets	133,498	188,755
Financial liabilities (CHF million)
Due to banks and deposits	320,208	336,887
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	40,076
Short-term borrowings	10,325	22,569
Long-term debt	82,223	93,317
Other financial liabilities	89,275	96,497
Bank | Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0
Loans	0
Other financial assets	63,519
Financial liabilities (CHF million)
Due to banks and deposits	193,288
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	0
Other financial liabilities	0
Bank | Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,755
Loans	206,214
Other financial assets	68,568
Financial liabilities (CHF million)
Due to banks and deposits	126,798
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939
Short-term borrowings	10,328
Long-term debt	79,032
Other financial liabilities	88,035
Bank | Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	27
Loans	4,482
Other financial assets	1,680
Financial liabilities (CHF million)
Due to banks and deposits	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Short-term borrowings	0
Long-term debt	4,546
Other financial liabilities	1,170
Bank | Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,782	78,262
Loans	210,696	199,657
Other financial assets	133,767	188,793
Financial liabilities (CHF million)
Due to banks and deposits	320,095	336,809
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,939	40,076
Short-term borrowings	10,328	22,570
Long-term debt	83,578	90,017
Other financial liabilities	89,205	96,497

Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	151,419	157,856
of which encumbered	90,745	96,922
Fair value of collateral received with the right to sell or repledge	402,793	373,657
of which sold or repledged	292,514	332,718
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	14,340	17,943
Swiss National Bank required minimum liquidity reserves	2,441	2,294
Bank
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	145,598	152,527
of which encumbered	90,745	96,922
Fair value of collateral received with the right to sell or repledge	402,784	373,794
of which sold or repledged	292,531	332,878
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	14,340	17,943
Swiss National Bank required minimum liquidity reserves	2,312	2,178

Capital adequacy (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	33	600
Basel II.5
Eligible capital (CHF million)
Tier 1 capital	43,547	36,844
Of which core tier 1 capital	34,766	25,956
Tier 2 capital	6,389	11,810
Total eligible capital	49,936	48,654
Bank
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	1,600	3,200
Bank | Basel II.5
Eligible capital (CHF million)
Tier 1 capital	39,660	35,098
Of which core tier 1 capital	30,879	24,210
Tier 2 capital	8,092	13,292
Total eligible capital	47,752	48,390

Capital adequacy (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Basel II.5	Dec. 31, 2011 Basel II.5	Dec. 31, 2012 Credit risk Basel II.5	Dec. 31, 2011 Credit risk Basel II.5	Dec. 31, 2012 Market risk Basel II.5	Dec. 31, 2011 Market risk Basel II.5	Dec. 31, 2012 Non-counterparty risk Basel II.5	Dec. 31, 2011 Non-counterparty risk Basel II.5	Dec. 31, 2012 Operational risk Basel II.5	Dec. 31, 2011 Operational risk Basel II.5	Dec. 31, 2012 Bank Basel II.5	Dec. 31, 2011 Bank Basel II.5	Dec. 31, 2012 Bank Credit risk Basel II.5	Dec. 31, 2011 Bank Credit risk Basel II.5	Dec. 31, 2012 Bank Market risk Basel II.5	Dec. 31, 2011 Bank Market risk Basel II.5	Dec. 31, 2012 Bank Non-counterparty risk Basel II.5	Dec. 31, 2011 Bank Non-counterparty risk Basel II.5	Dec. 31, 2012 Bank Operational risk Basel II.5	Dec. 31, 2011 Bank Operational risk Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets		224,296	241,753	143,679	157,237	29,366	40,609	6,126	7,819	45,125	36,088	215,096	232,601	134,760	148,378	29,338	40,571	5,873	7,564	45,125	36,088
Capital ratios %
Core tier 1 ratio (as a percent)		15.50%	10.70%									14.40%	10.40%
Tier 1 ratio (as a percent)		19.40%	15.20%									18.40%	15.10%
Total capital ratio (as a percent)		22.30%	20.10%									22.20%	20.80%
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%

Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	182.2	167
Assets with discretionary mandates	225.3	223.2
Other assets under management	843.3	795
Assets under management (including double counting)	1,250.8	1,185.2
of which double counting	63.8	77.7
Net new assets (CHF billion)
Total net new assets including double counting	10.8	46.6

Litigation (Details)	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended																																	1 Months Ended
Dec. 31, 2012 Pending Litigation CHF	Dec. 31, 2012 Pending Litigation Minimum CHF	Dec. 31, 2012 Pending Litigation Maximum CHF	May 31, 2009 Auction rate securities Elbit Systems Ltd. US District Court for the Northern District of Illinois USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Research-related litigation Punitive class action lawsuits US District Court for the District of Massachusetts USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Enron-related litigation Connecticut Resources Recovery Authority v. Lay, et al US District Court for the Southern District of Texas (SDT) Minimum USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Enron-related litigation Connecticut Resources Recovery Authority v. Lay, et al US District Court for the Southern District of Texas (SDT) Maximum USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Enron-related litigation Silvercreek Management Inc v. Citigroup, Inc., et al US District Court for the Southern District of Texas (SDT) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC NCFE-related litigation Bond investors of National Century Financial Enterprises US District Court for the Southern District of Ohio (SDO) USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Refco-related litigation - SPhinX action
Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust
New York state court
Minimum
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters US Securities and Exchange Commission (SEC) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Class action litigations Punitive class action lawsuits US District Court for the District of New Mexico USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
Tsereteli v. Residential Asset Securitization Trust 2006-A8
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation Intervenors
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation Motion for Reconsideration
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston
Various state courts
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Cambridge Place Investment Management Inc. Massachusetts state court USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Charles Schwab Corporation California state court USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Massachusetts Mutual Life Insurance Company
US District Court for the District of Massachusetts
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Sealink Funding Limited Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
The Union Central Life Insurance Company
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions West Virginia Investment Management Board West Virginia state court USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Western & Southern Life Insurance Company Ohio state court USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Allstate Insurance Company Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions IKB Deutsche Industriebank AG Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Prudential Insurance Company US District Court for the District of New Jersey USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Landesbank Baden-Wuerttemberg US District Court for the Southern District of New York (SDNY) USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Phoenix Light SF Ltd. Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Royal Park Investments SA/NV Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Middle District of Alabama
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Minnesota Life Insurance Company US District Court for the District of Minnesota USD ($)	Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the District of Kansas
USD ($)
Dec. 31, 2012
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
Dec. 31, 2012 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes Monoline insurer Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2012
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-5
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)
Dec. 31, 2012
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)
Oct. 31, 2011 Credit Suisse (UK) Limited UK Financial Services Authority matter UK Financial Services Authority GBP (£)	Jan. 31, 2010
Bank parent company and other subsidiaries
Bank loan litigation
Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer
US District Court for the District of Idaho
USD ($)

Litigation provisions
Balance at beginning of period	870,000,000
Increases in litigation accruals	774,000,000
Decreases in litigation accruals	(87,000,000)
Decreases for settlement and other cash payments	373,000,000
Foreign exchange translation	(27,000,000)
Balance at end of period	1,157,000,000
Range of possible losses that are not covered by existing provisions		0	1,700,000,000
Litigation disclosures
Estimated damages				16,000,000	3,900,000,000	130,000,000	180,000,000	280,000,000		800,000,000																															497,000,000	730,000,000		24,000,000,000
of which deposits at Refco										263,000,000
Face amount of debt securities									1,900,000,000
NCFE preferred stock									12,000,000
RMBS offerings by third party												5,500,000,000	9,000,000,000	632,000,000				36,000,000,000		1,400,000,000	110,000,000			17,000,000	276,000,000				65,000,000,000		141,000,000	2,800,000,000	8,400,000,000	553,000,000	311,000,000	394,000,000				2,600,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC												6.40%	32.00%					9.00%		9.00%	97.00%			35.00%	94.00%				29.00%	100.00%	20.00%	13.00%	4.00%	10.00%	49.00%	23.00%		100.00%
Value of RMBS issued by third party underwritten by CSS LLC												354,000,000	2,900,000,000	603,000,000	1,600,000,000	912,000,000	6,000,000,000	3,200,000,000	525,000,000	125,000,000	107,000,000	35,000,000	65,000,000	6,000,000	260,000,000	232,000,000	97,000,000	466,000,000	19,000,000,000	200,000,000	28,000,000	362,000,000	360,000,000	58,000,000	153,000,000	92,000,000	43,000,000	715,000,000	138,000,000	1,300,000,000
Reduction in value of RMBS issued by third party underwritten by CSS LLC																						145,000,000
Fines, judgments and settlements paid											$ 120,000,000	$ 11,250,000																															£ 5,950,000

Significant subsidiaries and equity method investments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 BANK-now AG CHF	Dec. 31, 2012 Credit Suisse Group Finance (U.S.) Inc. USD ($)	Dec. 31, 2012 Credit Suisse Group (Guernsey) V Limited CHF	Dec. 31, 2012 Credit Suisse Trust AG CHF	Dec. 31, 2012 Credit Suisse Trust Holdings Limited GBP (£)	Dec. 31, 2012 CS LP Holdings AG CHF	Dec. 31, 2012 Inreska Limited GBP (£)	Dec. 31, 2012 Neue Aargauer Bank AG CHF	Dec. 31, 2012 Savoy Hotel Baur en Ville AG CHF	Dec. 31, 2012 Credit Suisse AG CHF	Dec. 31, 2012 AJP Cayman Ltd JPY (¥)	Dec. 31, 2012 Banco Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2012 Banco Credit Suisse (Mexico), S.A. MXN	Dec. 31, 2012 Banco de Investimentos Credit Suisse (Brasil) S.A. BRL	Dec. 31, 2012 Boston Re Ltd. USD ($)	Dec. 31, 2012 CJSC Bank Credit Suisse (Moscow) USD ($)	Dec. 31, 2012 Column Financial, Inc. USD ($)	Dec. 31, 2012 Credit Suisse (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A. BRL	Dec. 31, 2012 Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios BRL	Dec. 31, 2012 Credit Suisse (Deutschland) Aktiengesellschaft EUR (€)	Dec. 31, 2012 Credit Suisse (France) EUR (€)	Dec. 31, 2012 Credit Suisse (Gibraltar) Limited GBP (£)	Dec. 31, 2012 Credit Suisse (Guernsey) Limited USD ($)	Dec. 31, 2012 Credit Suisse (Hong Kong) Limited HKD	Dec. 31, 2012 Credit Suisse (Italy) S.P.A. EUR (€)	Dec. 31, 2012 Credit Suisse (Luxembourg) S.A. CHF	Dec. 31, 2012 Credit Suisse (Luxembourg) S.A. (Bank)	Dec. 31, 2012 Credit Suisse (Monaco) S.A.M. EUR (€)	Dec. 31, 2012 Credit Suisse (Poland) SP. z o.o PLN	Dec. 31, 2012 Credit Suisse (Qatar) LLC USD ($)	Dec. 31, 2012 Credit Suisse (Singapore) Limited SGD	Dec. 31, 2012 Credit Suisse (UK) Limited GBP (£)	Dec. 31, 2012 Credit Suisse (USA), Inc. USD ($)	Dec. 31, 2012 Credit Suisse Alternative Capital, LLC USD ($)	Dec. 31, 2012 Credit Suisse Asset Management Funds (UK) Limited GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management Funds S.p.A. S.G.R. EUR (€)	Dec. 31, 2012 Credit Suisse Asset Management Fund Services (Luxembourg) S.A.C CHF	Dec. 31, 2012 Credit Suisse Asset Management (UK) Holding Limited GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH EUR (€)	Dec. 31, 2012 Credit Suisse Asset Management International Holding Ltd CHF	Dec. 31, 2012 Credit Suisse Asset Management Investments Ltd CHF	Dec. 31, 2012 Credit Suisse Asset Management Ltd GBP (£)	Dec. 31, 2012 Credit Suisse Asset Management, LLC USD ($)	Dec. 31, 2012 Credit Suisse Business Analytics (India) Private Limited INR	Dec. 31, 2012 Credit Suisse Capital (Guernsey) I Limited USD ($)	Dec. 31, 2012 Credit Suisse Capital Funding, Inc. USD ($)	Dec. 31, 2012 Credit Suisse Capital LLC USD ($)	Dec. 31, 2012 Credit Suisse Energy LLC USD ($)	Dec. 31, 2012 Credit Suisse Equities (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse Finance (Guernsey) Limited USD ($)	Dec. 31, 2012 Credit Suisse Finance (India) Private Limited INR	Dec. 31, 2012 Credit Suisse First Boston (Latin America Holdings) LLC USD ($)	Dec. 31, 2012 Credit Suisse First Boston Finance B.V. EUR (€)	Dec. 31, 2012 Credit Suisse First Boston Mortgage Capital LLC USD ($)	Dec. 31, 2012 Credit Suisse Fund Management S.A. CHF	Dec. 31, 2012 Credit Suisse Funds AG CHF	Dec. 31, 2012 Credit Suisse Hedging-Griffo Corretora de Valores S.A. BRL	Dec. 31, 2012 Credit Suisse Holding Europe (Luxembourg) S.A. CHF	Dec. 31, 2012 Credit Suisse Holdings (Australia) Limited AUD	Dec. 31, 2012 Credit Suisse Holdings (USA), Inc. USD ($)	Dec. 31, 2012 Credit Suisse International USD ($)	Dec. 31, 2012 Credit Suisse International (Bank)	Dec. 31, 2012 Credit Suisse Leasing 92A, L.P. USD ($)	Dec. 31, 2012 Credit Suisse Life and Pensions AG CHF	Dec. 31, 2012 Credit Suisse Life (Bermuda) Ltd. USD ($)	Dec. 31, 2012 Credit Suisse Loan Funding LLC USD ($)	Dec. 31, 2012 Credit Suisse Management LLC USD ($)	Dec. 31, 2012 Credit Suisse Principal Investments Limited JPY (¥)	Dec. 31, 2012 Credit Suisse Private Equity, LLC USD ($)	Dec. 31, 2012 Credit Suisse PSL GmbH CHF	Dec. 31, 2012 Credit Suisse Securities (Canada), Inc CAD	Dec. 31, 2012 Credit Suisse Securities (Europe) Limited USD ($)	Dec. 31, 2012 Credit Suisse Securities (Hong Kong) Limited HKD	Dec. 31, 2012 Credit Suisse Securities (India) Private Limited INR	Dec. 31, 2012 Credit Suisse Securities (Japan) Limited JPY (¥)	Dec. 31, 2012 Credit Suisse Securities (Johannesburg) (Proprietary) Limited ZAR	Dec. 31, 2012 Credit Suisse Securities (Malaysia) Sdn. Bhd. MYR	Dec. 31, 2012 Credit Suisse Securities (Moscow) RUB	Dec. 31, 2012 Credit Suisse Securities (Singapore) Pte Limited SGD	Dec. 31, 2012 Credit Suisse Securities (Thailand) Limited THB	Dec. 31, 2012 Credit Suisse Securities (USA) LLC USD ($)	Dec. 31, 2012 CS Non-Traditional Products Ltd. USD ($)	Dec. 31, 2012 DLJ Mortgage Capital, Inc. USD ($)	Dec. 31, 2012 JO Hambro Investment Management Limited GBP (£)	Dec. 31, 2012 Merban Equity AG CHF	Dec. 31, 2012 SPS Holding Corporation USD ($)	Dec. 31, 2012 Whist Equity Trading LLC USD ($)	Dec. 31, 2012 PT Credit Suisse Securities Indonesia IDR	Dec. 31, 2012 Credit Suisse Hypotheken AG CHF	Dec. 31, 2012 Asset Management Finance LLC USD ($)	Dec. 31, 2012 Credit Suisse Saudi Arabia SAR	Dec. 31, 2012 Credit Suisse Founder Securities Limited	Dec. 31, 2012 E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd	Dec. 31, 2012 ICBC Credit Suisse Asset Management Co., Ltd.	Dec. 31, 2012 York Capital Management Global Advisors, LLC	Dec. 31, 2012 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) I Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) II Limited	Dec. 31, 2012 Credit Suisse Group (Guernsey) IV Limited	Dec. 31, 2012 Swisscard AECS AG	Dec. 31, 2012 SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	58.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	98.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	99.00%	98.00%	83.00%	71.00%	33.00%	25.00%	20.00%	5.00%	100.00%	100.00%	100.00%	100.00%	50.00%	25.00%
Nominal capital in million	30	$ 600	0.1	5	£ 2	0.1	£ 3	134.1	7.5	4,399.7	¥ 8,025.6	53.6	1,716.7	164.8	$ 2	$ 37.8	$ 0	34.1	5	98.4	€ 130	€ 52.9	£ 5	$ 6.1	6,135.9	€ 109.6	150		€ 18	20	$ 20	743.3	£ 126.8	$ 0	$ 81.6	£ 15.5	€ 5	1.5	£ 144.2	€ 6.1	20	0.1	£ 45	$ 1,079.6	40	$ 0	$ 0	$ 737.6	$ 0	62.5	$ 0.2	1,050.1	$ 23.8	€ 0	$ 356.6	0.3	7	29.6	32.6	3	$ 4,184.7	$ 3,107.7		$ 43.9	15	$ 1	$ 0	$ 894.5	¥ 3,324	$ 42.2	0	3.4	$ 2,859.3	530.9	2,214.8	¥ 78,100	0	100	97.1	30	500	$ 2,847.9	$ 0.1	$ 0	£ 0	0.1	$ 0.1	$ 140.4	235,000	0.1	$ 341.5	300
Equity interest held by other subsidiary in %																											58.00%																																			98.00%
Voting rights held by other subsidiary in %																																		43.00%																												80.00%

Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	22,105	23,002	25,533
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Commissions and fees	13,073	12,952	14,078
Trading revenues	1,195	5,020	9,338
Other revenues	2,548	1,820	1,429
Net revenues	23,966	26,225	31,386
Provision for credit losses	170	187	(79)
Compensation and benefits	12,530	13,213	14,599
General and administrative expenses	7,310	7,372	7,231
Commission expenses	1,775	1,992	2,148
Total other operating expenses	9,085	9,364	9,379
Total operating expenses	21,615	22,577	23,978
Income from continuing operations before taxes	2,181	3,461	7,487
Income tax expense	496	671	1,548
Income from continuing operations	1,685	2,790	5,939
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,685	2,790	5,920
Net income/(loss) attributable to noncontrolling interests	336	837	822
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations	1,349	1,953	5,117
of which from discontinued operations	0	0	(19)
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,435	7,501	8,897
Interest expense	(4,431)	(4,670)	(5,454)
Net interest income	3,004	2,831	3,443
Commissions and fees	4,090	3,509	4,403
Trading revenues	1,555	(1,673)	667
Other revenues	891	1,267	1,081
Net revenues	9,540	5,934	9,594
Provision for credit losses	(5)	7	13
Compensation and benefits	3,676	3,736	4,177
General and administrative expenses	2,070	1,674	1,883
Commission expenses	256	267	307
Total other operating expenses	2,326	1,941	2,190
Total operating expenses	6,002	5,677	6,367
Income from continuing operations before taxes	3,543	250	3,214
Income tax expense	1,321	(288)	952
Income from continuing operations	2,222	538	2,262
Income/(loss) from discontinued operations, net of tax			0
Net income	2,222	538	2,262
Net income/(loss) attributable to noncontrolling interests	281	734	592
Net income attributable to shareholders	1,941	(196)	1,670
of which from continuing operations			1,670
of which from discontinued operations			0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	14,124	14,936	16,088
Interest expense	(10,311)	(11,753)	(13,341)
Net interest income	3,813	3,183	2,747
Commissions and fees	8,808	9,165	9,416
Trading revenues	(227)	6,413	8,547
Other revenues	1,599	492	229
Net revenues	13,993	19,253	20,939
Provision for credit losses	93	116	(134)
Compensation and benefits	8,770	9,452	10,524
General and administrative expenses	5,198	5,733	5,413
Commission expenses	1,502	1,701	1,814
Total other operating expenses	6,700	7,434	7,227
Total operating expenses	15,470	16,886	17,751
Income from continuing operations before taxes	(1,570)	2,251	3,322
Income tax expense	(843)	747	355
Income from continuing operations	(727)	1,504	2,967
Income/(loss) from discontinued operations, net of tax			(19)
Net income	(727)	1,504	2,948
Net income/(loss) attributable to noncontrolling interests	(881)	167	210
Net income attributable to shareholders	154	1,337	2,738
of which from continuing operations			2,757
of which from discontinued operations			(19)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	21,559	22,437	24,985
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190
Commissions and fees	12,898	12,674	13,819
Trading revenues	1,328	4,740	9,214
Other revenues	2,490	1,759	1,310
Net revenues	23,533	25,187	30,533
Provision for credit losses	88	123	(121)
Compensation and benefits	12,446	13,188	14,701
General and administrative expenses	7,268	7,407	7,296
Commission expenses	1,758	1,968	2,121
Total other operating expenses	9,026	9,375	9,417
Total operating expenses	21,472	22,563	24,118
Income from continuing operations before taxes	1,973	2,501	6,536
Income tax expense	478	459	1,307
Income from continuing operations	1,495	2,042	5,229
Income/(loss) from discontinued operations, net of tax	0	0	(19)
Net income	1,495	2,042	5,210
Net income/(loss) attributable to noncontrolling interests	(600)	901	802
Net income attributable to shareholders	2,095	1,141	4,408
of which from continuing operations	2,095	1,141	4,427
of which from discontinued operations	0	0	(19)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	81	161	209
Interest expense	(79)	(153)	(203)
Net interest income	2	8	6
Commissions and fees	(12)	9	9
Trading revenues	1	1	0
Other revenues	1,319	1,888	4,982
Net revenues	1,310	1,906	4,997
Provision for credit losses	0	0	0
Compensation and benefits	56	80	90
General and administrative expenses	(101)	(135)	(196)
Commission expenses	1	1	3
Total other operating expenses	(100)	(134)	(193)
Total operating expenses	(44)	(54)	(103)
Income from continuing operations before taxes	1,354	1,960	5,100
Income tax expense	5	7	2
Income from continuing operations	1,349	1,953	5,098
Income/(loss) from discontinued operations, net of tax			0
Net income	1,349	1,953	5,098
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	1,349	1,953	5,098
of which from continuing operations			5,098
of which from discontinued operations			0
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	465	404	339
Interest expense	(134)	7	6
Net interest income	331	411	345
Commissions and fees	187	269	250
Trading revenues	(134)	279	124
Other revenues	(1,261)	(1,827)	(4,863)
Net revenues	(877)	(868)	(4,144)
Provision for credit losses	82	64	42
Compensation and benefits	28	(55)	(192)
General and administrative expenses	143	100	131
Commission expenses	16	23	24
Total other operating expenses	159	123	155
Total operating expenses	187	68	(37)
Income from continuing operations before taxes	(1,146)	(1,000)	(4,149)
Income tax expense	13	205	239
Income from continuing operations	(1,159)	(1,205)	(4,388)
Income/(loss) from discontinued operations, net of tax			0
Net income	(1,159)	(1,205)	(4,388)
Net income/(loss) attributable to noncontrolling interests	936	(64)	20
Net income attributable to shareholders	(2,095)	(1,141)	(4,408)
of which from continuing operations			(4,408)
of which from discontinued operations			0

Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (CHF million)
Net income	1,685	2,790	5,920
Gains/(losses) on cash flow hedges	37	(33)	8
Foreign currency translation	(1,114)	(263)	(3,579)
Unrealized gains/(losses) on securities	(15)	(18)	7
Actuarial gains/(losses)	(50)	(615)	(245)
Net prior service cost	248	395	13
Other comprehensive income/(loss), net of tax	(894)	(534)	(3,796)
Comprehensive income/(loss)	791	2,256	2,124
Comprehensive income/(loss) attributable to noncontrolling interests	211	882	78
Comprehensive income/(loss) attributable to shareholders	580	1,374	2,046
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	2,222	538	2,262
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(559)	43	(2,673)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	20	(79)	(35)
Net prior service cost	(2)	0	(1)
Other comprehensive income/(loss), net of tax	(541)	(36)	(2,709)
Comprehensive income/(loss)	1,681	502	(447)
Comprehensive income/(loss) attributable to noncontrolling interests	186	771	(93)
Comprehensive income/(loss) attributable to shareholders	1,495	(269)	(354)
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	(727)	1,504	2,948
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(674)	(336)	(934)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	38	221	(76)
Net prior service cost	1	(1)	0
Other comprehensive income/(loss), net of tax	(671)	(151)	(975)
Comprehensive income/(loss)	(1,398)	1,353	1,973
Comprehensive income/(loss) attributable to noncontrolling interests	(997)	169	(339)
Comprehensive income/(loss) attributable to shareholders	(401)	1,184	2,312
Bank
Comprehensive income (CHF million)
Net income	1,495	2,042	5,210
Gains/(losses) on cash flow hedges	7	(32)	22
Foreign currency translation	(1,233)	(293)	(3,607)
Unrealized gains/(losses) on securities	(43)	(3)	13
Actuarial gains/(losses)	58	142	(111)
Net prior service cost	(1)	(1)	(1)
Other comprehensive income/(loss), net of tax	(1,212)	(187)	(3,684)
Comprehensive income/(loss)	283	1,855	1,526
Comprehensive income/(loss) attributable to noncontrolling interests	(811)	940	(432)
Comprehensive income/(loss) attributable to shareholders	1,094	915	1,958
Group parent company
Comprehensive income (CHF million)
Net income	1,349	1,953	5,098
Gains/(losses) on cash flow hedges	30	(1)	(14)
Foreign currency translation	1	1	0
Unrealized gains/(losses) on securities	0	0	1
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	31	0	(13)
Comprehensive income/(loss)	1,380	1,953	5,085
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	1,380	1,953	5,085
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(1,159)	(1,205)	(4,388)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	118	29	28
Unrealized gains/(losses) on securities	28	(15)	(7)
Actuarial gains/(losses)	(108)	(757)	(134)
Net prior service cost	249	396	14
Other comprehensive income/(loss), net of tax	287	(347)	(99)
Comprehensive income/(loss)	(872)	(1,552)	(4,487)
Comprehensive income/(loss) attributable to noncontrolling interests	1,022	(58)	510
Comprehensive income/(loss) attributable to shareholders	(1,894)	(1,494)	(4,997)

Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets (CHF million)
Cash and due from banks	61,763	110,573
Interest-bearing deposits with banks	1,945	2,272
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963
Securities received as collateral	30,045	30,191
Trading assets	256,399	279,553
Investment securities	3,498	5,160
Other investments	12,022	13,226
Net loans	242,223	233,413
Premises and equipment	5,618	7,193
Goodwill	8,389	8,591
Other intangible assets	243	288
Brokerage receivables	45,768	43,446
Other assets	72,912	78,296
Total assets	924,280	1,049,165
Liabilities and equity (CHF million)
Due to banks	31,014	40,147
Customer deposits	308,312	313,401
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	90,816	127,760
Short-term borrowings	18,641	26,116
Long-term debt	148,134	162,655
Brokerage payables	64,676	68,034
Other liabilities	57,637	63,217
Total liabilities	881,996	1,008,080
Total shareholders' equity	35,498	33,674
Noncontrolling interests	6,786	7,411
Total equity	42,284	41,085	43,015	48,328
Total liabilities and equity	924,280	1,049,165
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,388	3,698
Interest-bearing deposits with banks	86	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	153,625
Securities received as collateral	34,980	34,189
Trading assets	87,958	91,458
Investment securities	0	0
Other investments	5,899	6,719
Net loans	22,945	24,658
Premises and equipment	1,062	1,110
Goodwill	581	597
Other intangible assets	77	112
Brokerage receivables	20,545	17,951
Other assets	15,469	16,114
Total assets	318,966	350,318
Liabilities and equity (CHF million)
Due to banks	164	92
Customer deposits	1	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	151,655
Obligation to return securities received as collateral	34,980	34,189
Trading liabilities	23,332	29,291
Short-term borrowings	20,102	15,881
Long-term debt	35,485	40,029
Brokerage payables	44,400	47,847
Other liabilities	12,008	10,124
Total liabilities	298,138	329,108
Total shareholders' equity	17,318	16,979
Noncontrolling interests	3,510	4,231
Total equity	20,828	21,210
Total liabilities and equity	318,966	350,318
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	56,988	107,526
Interest-bearing deposits with banks	3,633	4,106
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,470	83,310
Securities received as collateral	(4,935)	(3,998)
Trading assets	168,644	188,290
Investment securities	1,939	3,652
Other investments	5,917	6,196
Net loans	204,553	194,776
Premises and equipment	4,354	5,880
Goodwill	6,929	7,103
Other intangible assets	166	168
Brokerage receivables	25,223	25,494
Other assets	57,313	61,966
Total assets	589,194	684,469
Liabilities and equity (CHF million)
Due to banks	30,410	39,985
Customer deposits	297,689	304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,055	24,904
Obligation to return securities received as collateral	(4,935)	(3,998)
Trading liabilities	67,759	98,518
Short-term borrowings	(5,264)	10,235
Long-term debt	111,512	121,324
Brokerage payables	20,276	20,187
Other liabilities	45,359	52,043
Total liabilities	567,861	667,328
Total shareholders' equity	17,449	12,424
Noncontrolling interests	3,884	4,717
Total equity	21,333	17,141
Total liabilities and equity	589,194	684,469
Bank
Assets (CHF million)
Cash and due from banks	61,376	111,224
Interest-bearing deposits with banks	3,719	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935
Securities received as collateral	30,045	30,191
Trading assets	256,602	279,748
Investment securities	1,939	3,652
Other investments	11,816	12,915
Net loans	227,498	219,434
Premises and equipment	5,416	6,990
Goodwill	7,510	7,700
Other intangible assets	243	280
Brokerage receivables	45,768	43,445
Other assets	72,782	78,080
Total assets	908,160	1,034,787
Liabilities and equity (CHF million)
Due to banks	30,574	40,077
Customer deposits	297,690	304,130
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721	176,559
Obligation to return securities received as collateral	30,045	30,191
Trading liabilities	91,091	127,809
Short-term borrowings	14,838	26,116
Long-term debt	146,997	161,353
Brokerage payables	64,676	68,034
Other liabilities	57,367	62,167
Total liabilities	865,999	996,436
Total shareholders' equity	34,767	29,403
Noncontrolling interests	7,394	8,948
Total equity	42,161	38,351	41,150	47,817
Total liabilities and equity	908,160	1,034,787
Group parent company
Assets (CHF million)
Cash and due from banks	19	13
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Other investments	35,088	34,137
Net loans	4,459	5,603
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	173	190
Total assets	39,739	39,943
Liabilities and equity (CHF million)
Due to banks	3,753	4,697
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	437	1,444
Brokerage payables	0	0
Other liabilities	51	128
Total liabilities	4,241	6,269
Total shareholders' equity	35,498	33,674
Noncontrolling interests	0	0
Total equity	35,498	33,674
Total liabilities and equity	39,739	39,943
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	368	(664)
Interest-bearing deposits with banks	(1,774)	(1,921)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9	28
Securities received as collateral	0	0
Trading assets	(203)	(195)
Investment securities	1,559	1,508
Other investments	(34,882)	(33,826)
Net loans	10,266	8,376
Premises and equipment	202	203
Goodwill	879	891
Other intangible assets	0	8
Brokerage receivables	0	1
Other assets	(43)	26
Total assets	(23,619)	(25,565)
Liabilities and equity (CHF million)
Due to banks	(3,313)	(4,627)
Customer deposits	10,622	9,271
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(275)	(49)
Short-term borrowings	3,803	0
Long-term debt	700	(142)
Brokerage payables	0	0
Other liabilities	219	922
Total liabilities	11,756	5,375
Total shareholders' equity	(34,767)	(29,403)
Noncontrolling interests	(608)	(1,537)
Total equity	(35,375)	(30,940)
Total liabilities and equity	(23,619)	(25,565)

Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,674)	38,630	8,228
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	184	(732)	(98)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,952	(15,221)	(27,518)
Purchase of investment securities	(480)	(1,542)	(2,752)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,626	2,462	3,748
Investments in subsidiaries and other investments	(2,039)	(1,782)	(1,674)
Proceeds from sale of other investments	3,104	6,784	2,467
(Increase)/decrease in loans	(10,885)	(17,242)	3,970
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,242)	(1,739)	(1,689)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,683	222	275
Net cash provided by/(used in) investing activities of continuing operations	42,955	(25,972)	(21,449)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(13,055)	27,935	26,391
Increase/(decrease) in short-term borrowings	(7,840)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	38,405	34,234	57,910
Repayments of long-term debt	(55,936)	(37,127)	(51,390)
Issuances of common shares	1,930	1,127	9
Sale of treasury shares	8,355	11,853	24,749
Repurchase of treasury shares	(8,859)	(11,790)	(26,846)
Dividends paid/capital repayments	(1,296)	(1,948)	(2,800)
Excess tax benefits on share based awards	0	0	615
Other, net	394	(2,508)	553
Net cash provided by/(used in) financing activities of continuing operations	(77,860)	33,056	33,028
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,231)	(633)	(6,155)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(48,810)	45,106	13,610
Cash and due from banks at beginning of period	110,573	65,467	51,857
Cash and due from banks at end of period	61,763	110,573	65,467
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(5,118)	11,109	26,915
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2)	(1)	4,967
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,125	(19,677)	(9,985)
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	78	10	(263)
Proceeds from sale of other investments	1,903	4,269	847
(Increase)/decrease in loans	1,075	6,326	98
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(364)	(477)	(510)
Proceeds from sale of premises and equipment and other intangible assets	16	0	0
Other, net	235	3	68
Net cash provided by/(used in) investing activities of continuing operations	28,066	(9,547)	(4,778)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	78	(27)	(12)
Increase/(decrease) in short-term borrowings	4,114	(21,783)	5,953
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,402)	29,310	(16,158)
Issuances of long-term debt	879	3,395	497
Repayments of long-term debt	(5,094)	(9,974)	(6,343)
Issuances of common shares	0	44	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	0	0
Excess tax benefits on share based awards	0		478
Other, net	(1,715)	(3,897)	(2,850)
Net cash provided by/(used in) financing activities of continuing operations	(22,140)	(2,932)	(18,435)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(118)	(65)	(558)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	690	(1,435)	3,144
Cash and due from banks at beginning of period	3,698	5,133	1,989
Cash and due from banks at end of period	4,388	3,698	5,133
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(6,871)	25,994	(19,998)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	317	(1,019)	(6,727)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,808	4,996	(17,556)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(2,025)	(1,420)	(1,103)
Proceeds from sale of other investments	1,015	2,055	1,308
(Increase)/decrease in loans	(11,189)	(21,144)	6,026
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(863)	(1,250)	(1,170)
Proceeds from sale of premises and equipment and other intangible assets	10	11	17
Other, net	3,441	186	146
Net cash provided by/(used in) investing activities of continuing operations	15,706	(13,716)	(16,279)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(15,020)	27,651	27,475
Increase/(decrease) in short-term borrowings	(15,757)	25,881	4,981
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(19,556)	(22,128)	9,061
Issuances of long-term debt	36,338	30,255	55,734
Repayments of long-term debt	(49,371)	(26,617)	(43,008)
Issuances of common shares	0	(46)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits on share based awards	42		130
Other, net	5,318	1,118	(494)
Net cash provided by/(used in) financing activities of continuing operations	(58,327)	35,636	52,316
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,046)	(627)	(5,905)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(50,538)	47,312	10,092
Cash and due from banks at beginning of period	107,526	60,214	50,122
Cash and due from banks at end of period	56,988	107,526	60,214
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(11,989)	37,103	6,917
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	315	(1,020)	(1,760)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,933	(14,681)	(27,541)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(1,947)	(1,410)	(1,366)
Proceeds from sale of other investments	2,918	6,324	2,155
(Increase)/decrease in loans	(10,114)	(14,818)	6,124
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,227)	(1,727)	(1,680)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,676	189	214
Net cash provided by/(used in) investing activities of continuing operations	43,772	(23,263)	(21,057)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(14,942)	27,624	27,463
Increase/(decrease) in short-term borrowings	(11,643)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	37,217	33,650	56,231
Repayments of long-term debt	(54,465)	(36,591)	(49,351)
Issuances of common shares	0	(2)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits on share based awards	42	0	608
Other, net	3,603	(2,779)	(3,344)
Net cash provided by/(used in) financing activities of continuing operations	(80,467)	32,704	33,881
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,164)	(692)	(6,463)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(49,848)	45,877	13,236
Cash and due from banks at beginning of period	111,224	65,347	52,111
Cash and due from banks at end of period	61,376	111,224	65,347
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	357	431	3,577
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	0	29
Investments in subsidiaries and other investments	(3,584)	(101)	(68)
Proceeds from sale of other investments	110	9	5
(Increase)/decrease in loans	1,154	547	715
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	28	0	0
Net cash provided by/(used in) investing activities of continuing operations	(2,292)	455	681
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,015)	(1,514)	(1,767)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	10	10	0
Repayments of long-term debt	(1,149)	(489)	(465)
Issuances of common shares	1,930	1,129	32
Sale of treasury shares	367	550	39
Repurchase of treasury shares	(495)	(201)	(2,103)
Dividends paid/capital repayments	(944)	(1,560)	(2,378)
Excess tax benefits on share based awards	0		0
Other, net	3,180	617	2,395
Net cash provided by/(used in) financing activities of continuing operations	1,884	(1,458)	(4,247)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	57	567	(4)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	6	(5)	7
Cash and due from banks at beginning of period	13	18	11
Cash and due from banks at end of period	19	13	18
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	166	162	3,063
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	46	188	269
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,042)	1,096	(2,266)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(131)	288	1,662
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	19	(540)	23
Purchase of investment securities	(204)	(310)	(172)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	184	168	164
Investments in subsidiaries and other investments	3,492	(271)	(240)
Proceeds from sale of other investments	76	451	307
(Increase)/decrease in loans	(1,925)	(2,971)	(2,869)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(15)	(12)	(9)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	(21)	33	61
Net cash provided by/(used in) investing activities of continuing operations	1,475	(3,164)	(1,073)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,902	1,825	695
Increase/(decrease) in short-term borrowings	3,803	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	1,178	574	1,679
Repayments of long-term debt	(322)	(47)	(1,574)
Issuances of common shares	0	0	(1,590)
Sale of treasury shares	7,988	10,688	22,628
Repurchase of treasury shares	(8,364)	(10,977)	(23,120)
Dividends paid/capital repayments	(31)	93	3,167
Excess tax benefits on share based awards	(42)		7
Other, net	(6,389)	(346)	1,502
Net cash provided by/(used in) financing activities of continuing operations	723	1,810	3,394
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(124)	(508)	312
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	1,032	(766)	367
Cash and due from banks at beginning of period	(664)	102	(265)
Cash and due from banks at end of period	368	(664)	102

Significant valuation and income recognition differences between US GAAP and - Swiss GAAP banking law (Details)	12 Months Ended
Dec. 31, 2012
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
Percentage of voting interest held in the entities as a condition for consolidation	100.00%
Goodwill, maximum useful life (in years)	5
Goodwill, maximum useful life for justified exceptional cases (in years)	20
Intangible assets with indefinite lives, maximum useful life (in years)	5
Loan commitment notice period for Swiss GAAP (in weeks)	6